UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2015

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Core Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACCNX	-1.41%	1.81%	3.03%	5.15%	11/30/06
Barclays U.S. Aggregate Bond Index	—	-0.47%	2.94%	3.09%	4.62%	—
Institutional Class	ACCUX	-1.31%	2.11%	3.24%	5.36%	11/30/06
A Class	ACCQX					11/30/06
No sales charge*		-1.53%	1.56%	2.78%	4.89%
With sales charge*		-5.97%	-3.00%	1.83%	4.35%
C Class	ACCKX					11/30/06
No sales charge*		-1.81%	0.90%	2.01%	4.11%
With sales charge*		-2.79%	0.90%	2.01%	4.11%
R Class	ACCPX	-1.57%	1.40%	2.52%	4.63%	11/30/06

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.65%	0.45%	0.90%	1.65%	1.15%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2015
Portfolio at a Glance
Average Duration (effective)	5.5 years
Weighted Average Life	7.6 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	37.2%
U.S. Government Agency Mortgage-Backed Securities	27.7%
U.S. Treasury Securities	13.1%
Collateralized Mortgage Obligations	7.4%
Commercial Mortgage-Backed Securities	4.8%
Asset-Backed Securities	4.3%
Mutual Funds	4.3%
Sovereign Governments and Agencies	3.7%
Municipal Securities	1.8%
Temporary Cash Investments	3.5%
Other Assets and Liabilities	(7.8)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1)4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$985.90	$3.18	0.64%
Investor Class (before waiver)	$1,000	$985.90(2)	$3.23	0.65%
Institutional Class (after waiver)	$1,000	$986.90	$2.19	0.44%
Institutional Class (before waiver)	$1,000	$986.90(2)	$2.24	0.45%
A Class (after waiver)	$1,000	$984.70	$4.42	0.89%
A Class (before waiver)	$1,000	$984.70(2)	$4.47	0.90%
C Class (after waiver)	$1,000	$981.90	$8.13	1.64%
C Class (before waiver)	$1,000	$981.90(2)	$8.18	1.65%
R Class (after waiver)	$1,000	$984.30	$5.66	1.14%
R Class (before waiver)	$1,000	$984.30(2)	$5.70	1.15%
Hypothetical
Investor Class (after waiver)	$1,000	$1,021.80	$3.23	0.64%
Investor Class (before waiver)	$1,000	$1,021.75	$3.29	0.65%
Institutional Class (after waiver)	$1,000	$1,022.80	$2.23	0.44%
Institutional Class (before waiver)	$1,000	$1,022.75	$2.28	0.45%
A Class (after waiver)	$1,000	$1,020.55	$4.50	0.89%
A Class (before waiver)	$1,000	$1,020.50	$4.55	0.90%
C Class (after waiver)	$1,000	$1,016.80	$8.27	1.64%
C Class (before waiver)	$1,000	$1,016.75	$8.32	1.65%
R Class (after waiver)	$1,000	$1,019.30	$5.76	1.14%
R Class (before waiver)	$1,000	$1,019.25	$5.81	1.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

		Principal Amount/ Shares	Value
CORPORATE BONDS — 37.2%
Aerospace and Defense — 0.1%
Harris Corp., 2.70%, 4/27/20		$30,000	$29,765
United Technologies Corp., 6.05%, 6/1/36		95,000	117,254
			147,019
Auto Components — 0.1%
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		150,000	143,156
Automobiles — 0.6%
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		80,000	80,831
Ford Motor Co., 4.75%, 1/15/43		50,000	47,103
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		60,000	63,854
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		100,000	119,963
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		270,000	305,259
General Motors Co., 5.00%, 4/1/35		60,000	55,772
General Motors Financial Co., Inc., 3.25%, 5/15/18		130,000	131,226
			804,008
Banks — 5.4%
Akbank TAS, 4.00%, 1/24/20(1)		200,000	188,988
Bank of America Corp., 5.75%, 12/1/17		230,000	248,744
Bank of America Corp., 5.625%, 7/1/20		200,000	225,828
Bank of America Corp., MTN, 4.00%, 1/22/25		100,000	97,998
Bank of America N.A., 6.00%, 10/15/36		250,000	301,062
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	200,000	325,328
Branch Banking & Trust Co., 3.625%, 9/16/25		$43,000	43,086
Capital One Financial Corp., 3.20%, 2/5/25		60,000	57,305
Capital One N.A., 2.35%, 8/17/18		250,000	250,883
Citigroup, Inc., 5.50%, 2/15/17		170,000	179,037
Citigroup, Inc., 1.75%, 5/1/18		350,000	348,047
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,684
Citigroup, Inc., 4.40%, 6/10/25		300,000	302,437
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		250,000	251,547
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	100,000	121,710
Corpbanca SA, 3.875%, 9/22/19(1)		$300,000	303,588
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	100,000	114,050
Fifth Third Bancorp, 4.30%, 1/16/24		$80,000	82,428
HBOS plc, MTN, 6.75%, 5/21/18(1)		100,000	110,476
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	100,000	176,233
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	200,000	259,126
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	117,005
JPMorgan Chase & Co., 6.00%, 1/15/18		$210,000	229,549
JPMorgan Chase & Co., 4.625%, 5/10/21		230,000	250,622

7

		Principal Amount/ Shares	Value
JPMorgan Chase & Co., 3.875%, 9/10/24		$60,000	$59,561
JPMorgan Chase & Co., 4.95%, 6/1/45		90,000	90,673
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	200,000	383,432
PNC Funding Corp., 4.375%, 8/11/20		$50,000	54,704
Regions Bank, 7.50%, 5/15/18		250,000	280,645
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		150,000	162,099
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	300,000	323,835
SunTrust Banks, Inc., 3.60%, 4/15/16		$33,000	33,413
U.S. Bancorp, MTN, 3.60%, 9/11/24		70,000	71,236
U.S. Bank N.A., 2.80%, 1/27/25		250,000	243,838
Wells Fargo & Co., MTN, 4.60%, 4/1/21		130,000	142,778
Wells Fargo & Co., MTN, 4.10%, 6/3/26		300,000	303,177
Wells Fargo & Co., MTN, 4.65%, 11/4/44		50,000	49,242
			6,865,394
Beverages — 0.2%
Pernod-Ricard SA, 2.95%, 1/15/17(1)		190,000	193,236
Biotechnology — 0.7%
AbbVie, Inc., 3.60%, 5/14/25		180,000	178,147
Amgen, Inc., 5.85%, 6/1/17		90,000	96,436
Amgen, Inc., 4.10%, 6/15/21		120,000	127,586
Amgen, Inc., 5.375%, 5/15/43		120,000	128,480
Biogen, Inc., 3.625%, 9/15/22		60,000	60,572
Celgene Corp., 3.25%, 8/15/22		100,000	100,323
Celgene Corp., 3.875%, 8/15/25		70,000	70,186
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	108,458
Gilead Sciences, Inc., 3.65%, 3/1/26		50,000	50,233
			920,421
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		100,000	101,500
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		100,000	104,755
Jefferies Group LLC, 5.125%, 4/13/18		80,000	84,084
			188,839
Chemicals — 0.5%
Ecolab, Inc., 4.35%, 12/8/21		170,000	183,974
Hexion, Inc., 8.875%, 2/1/18		275,000	219,258
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	215,815
			619,047
Commercial Services and Supplies — 0.5%
Covanta Holding Corp., 5.875%, 3/1/24		250,000	239,375
Pitney Bowes, Inc., 4.625%, 3/15/24		80,000	80,796
Republic Services, Inc., 3.55%, 6/1/22		190,000	195,091
Waste Management, Inc., 4.75%, 6/30/20		70,000	77,852
			593,114

8

		Principal Amount/ Shares	Value
Communications Equipment — 0.6%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		$190,000	$191,433
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		160,000	159,751
CommScope, Inc., 4.375%, 6/15/20(1)		180,000	179,100
Crown Castle International Corp., 5.25%, 1/15/23		200,000	212,290
			742,574
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22		140,000	142,095
Consumer Finance — 1.0%
American Express Credit Corp., 2.60%, 9/14/20		40,000	40,213
CIT Group, Inc., 5.00%, 5/15/17		300,000	307,312
Discover Financial Services, 3.75%, 3/4/25		200,000	194,149
Equifax, Inc., 3.30%, 12/15/22		170,000	171,175
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		260,000	264,550
McGraw Hill Financial, Inc., 3.30%, 8/14/20(1)		50,000	50,934
PNC Bank N.A., 6.00%, 12/7/17		200,000	218,193
			1,246,526
Containers and Packaging — 0.4%
Berry Plastics Corp., 5.125%, 7/15/23		200,000	189,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		163,000	160,963
Rock-Tenn Co., 3.50%, 3/1/20		100,000	103,632
			454,095
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 2.95%, 11/1/22		100,000	98,978
Johns Hopkins University, 4.08%, 7/1/53		55,000	54,528
			153,506
Diversified Financial Services — 3.0%
Ally Financial, Inc., 3.60%, 5/21/18		250,000	247,500
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	100,000	151,473
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	200,000	377,116
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)		$50,000	52,100
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	100,000	103,385
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$200,000	192,618
General Electric Capital Corp., MTN, 5.625%, 9/15/17		50,000	54,351
General Electric Capital Corp., MTN, 4.65%, 10/17/21		250,000	280,477
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		310,000	318,027
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		230,000	264,256
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		100,000	103,075
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		60,000	71,741
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		40,000	39,432
Morgan Stanley, 5.00%, 11/24/25		360,000	383,687
Morgan Stanley, MTN, 5.625%, 9/23/19		260,000	290,634
Morgan Stanley, MTN, 3.70%, 10/23/24		60,000	60,380

9

		Principal Amount/ Shares	Value
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	200,000	$273,337
UBS AG, 7.625%, 8/17/22		$400,000	460,872
			3,724,461
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 3.875%, 8/15/21		180,000	187,204
AT&T, Inc., 2.625%, 12/1/22		70,000	66,870
AT&T, Inc., 3.40%, 5/15/25		190,000	181,799
AT&T, Inc., 6.55%, 2/15/39		70,000	79,428
AT&T, Inc., 4.30%, 12/15/42		60,000	51,784
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		100,000	100,000
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)		110,000	111,518
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		200,000	226,150
Frontier Communications Corp., 8.50%, 4/15/20		200,000	195,000
Frontier Communications Corp., 11.00%, 9/15/25(1)		30,000	29,100
Orange SA, 4.125%, 9/14/21		100,000	107,256
Telecom Italia Capital SA, 6.00%, 9/30/34		70,000	65,100
Telefonica Emisiones SAU, 5.46%, 2/16/21		100,000	111,876
Verizon Communications, Inc., 5.15%, 9/15/23		100,000	110,504
Verizon Communications, Inc., 5.05%, 3/15/34		350,000	348,821
Verizon Communications, Inc., 4.75%, 11/1/41		60,000	56,153
Verizon Communications, Inc., 4.86%, 8/21/46		150,000	140,896
Verizon Communications, Inc., 5.01%, 8/21/54		77,000	70,714
Windstream Services LLC, 7.875%, 11/1/17		275,000	286,173
			2,526,346
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)		50,000	46,500
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		170,000	176,375
Energy Equipment and Services — 0.2%
Ensco plc, 4.70%, 3/15/21		130,000	110,899
Ensco plc, 5.20%, 3/15/25		30,000	22,880
Noble Holding International Ltd., 5.95%, 4/1/25		50,000	39,212
Transocean, Inc., 6.50%, 11/15/20		100,000	77,000
			249,991
Food and Staples Retailing — 0.4%
CVS Health Corp., 3.50%, 7/20/22		70,000	72,349
CVS Health Corp., 5.125%, 7/20/45		40,000	43,214
Delhaize Group, 5.70%, 10/1/40		40,000	42,470
Dollar General Corp., 4.125%, 7/15/17		100,000	103,155
Dollar General Corp., 3.25%, 4/15/23		100,000	95,485
Kroger Co. (The), 6.40%, 8/15/17		100,000	108,955
Wal-Mart Stores, Inc., 4.30%, 4/22/44		50,000	51,270
			516,898
Food Products — 0.3%
Kraft Foods Group, Inc., 5.00%, 6/4/42		110,000	113,306
Kraft Heinz Foods Co., 4.875%, 2/15/25(1)		90,000	96,163

10

	Principal Amount/ Shares	Value
Kraft Heinz Foods Co., 5.20%, 7/15/45(1)	$50,000	$53,187
Tyson Foods, Inc., 6.60%, 4/1/16	100,000	102,757
Tyson Foods, Inc., 4.50%, 6/15/22	70,000	74,296
		439,709
Gas Utilities — 2.2%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(1)	70,000	68,109
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	65,262
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	75,115
Enbridge, Inc., 4.50%, 6/10/44	85,000	66,645
Energy Transfer Equity LP, 7.50%, 10/15/20	180,000	182,250
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	36,079
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	128,912
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	134,281
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	100,000	105,750
Kinder Morgan Energy Partners LP, 4.10%, 11/15/15	200,000	200,572
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	160,000	177,317
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	63,758
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	100,000	94,075
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	123,851
Kinder Morgan, Inc., 7.25%, 6/1/18	120,000	132,748
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	114,120
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	100,000	92,230
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	156,941
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	200,327
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	100,200
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	100,000	98,500
Williams Cos., Inc. (The), 3.70%, 1/15/23	40,000	31,076
Williams Cos., Inc. (The), 5.75%, 6/24/44	50,000	35,102
Williams Partners LP, 4.125%, 11/15/20	280,000	285,321
		2,768,541
Health Care Equipment and Supplies — 0.4%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	250,000	243,750
Medtronic, Inc., 3.50%, 3/15/25	150,000	153,301
Medtronic, Inc., 4.375%, 3/15/35	50,000	50,668
St. Jude Medical, Inc., 2.00%, 9/15/18	40,000	40,121
		487,840
Health Care Providers and Services — 1.6%
Aetna, Inc., 2.75%, 11/15/22	60,000	58,011
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	302,000	309,550
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	280,000	292,250
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	200,000	196,775
Express Scripts Holding Co., 2.65%, 2/15/17	100,000	101,680
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	116,626
HCA, Inc., 3.75%, 3/15/19	260,000	259,870

11

		Principal Amount/ Shares	Value
HCA, Inc., 5.375%, 2/1/25		$100,000	$99,500
HCA, Inc., 7.69%, 6/15/25		50,000	55,750
NYU Hospitals Center, 4.43%, 7/1/42		100,000	98,493
Tenet Healthcare Corp., 6.25%, 11/1/18		280,000	299,600
UnitedHealth Group, Inc., 2.875%, 12/15/21		80,000	81,286
UnitedHealth Group, Inc., 3.75%, 7/15/25		40,000	41,414
			2,010,805
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		100,000	98,020
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		50,000	52,375
Wyndham Worldwide Corp., 2.95%, 3/1/17		150,000	151,877
			302,272
Household Durables — 1.1%
D.R. Horton, Inc., 3.625%, 2/15/18		280,000	285,600
Lennar Corp., 4.75%, 12/15/17		300,000	309,563
M.D.C. Holdings, Inc., 5.50%, 1/15/24		200,000	203,000
Toll Brothers Finance Corp., 4.00%, 12/31/18		250,000	257,500
Toll Brothers Finance Corp., 6.75%, 11/1/19		90,000	102,600
TRI Pointe Holdings, Inc., 5.875%, 6/15/24		200,000	197,000
			1,355,263
Household Products — 0.1%
Jarden Corp., 6.125%, 11/15/22		150,000	155,250
Industrial Conglomerates — 0.1%
General Electric Co., 4.125%, 10/9/42		100,000	98,952
Insurance — 1.7%
ACE INA Holdings, Inc., 3.15%, 3/15/25		60,000	58,612
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	127,683
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$120,000	124,467
Berkshire Hathaway, Inc., 4.50%, 2/11/43		40,000	39,990
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		110,000	114,212
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	70,169
International Lease Finance Corp., 8.75%, 3/15/17		50,000	53,875
International Lease Finance Corp., 6.25%, 5/15/19		100,000	106,750
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		110,000	119,112
Lincoln National Corp., 6.25%, 2/15/20		160,000	185,520
Markel Corp., 4.90%, 7/1/22		212,000	231,890
Markel Corp., 3.625%, 3/30/23		50,000	49,826
MetLife, Inc., 4.125%, 8/13/42		110,000	104,767
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		110,000	124,101
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		45,000	51,359
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		90,000	101,992
Voya Financial, Inc., 5.50%, 7/15/22		50,000	57,048
Voya Financial, Inc., 5.70%, 7/15/43		90,000	104,242
Voya Financial, Inc., VRN, 5.65%, 5/15/23		100,000	101,300
WR Berkley Corp., 4.625%, 3/15/22		100,000	106,323
XLIT Ltd., 4.45%, 3/31/25		50,000	50,152
			2,083,390

12

	Principal Amount/ Shares	Value
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	$90,000	$93,825
IT Services — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	140,000	146,415
Xerox Corp., 2.95%, 3/15/17	90,000	91,570
		237,985
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	51,462
Machinery — 0.2%
Oshkosh Corp., 5.375%, 3/1/22	250,000	255,000
Media — 2.1%
21st Century Fox America, Inc., 6.90%, 8/15/39	220,000	269,827
CBS Corp., 4.85%, 7/1/42	90,000	83,010
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	94,000
CCO Safari II LLC, 4.91%, 7/23/25(1)	180,000	179,486
Comcast Corp., 4.40%, 8/15/35	50,000	50,442
Comcast Corp., 6.40%, 5/15/38	80,000	100,456
Comcast Corp., 4.75%, 3/1/44	60,000	62,790
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	70,000	72,015
Discovery Communications LLC, 5.625%, 8/15/19	200,000	223,404
DISH DBS Corp., 7.125%, 2/1/16	260,000	262,275
DISH DBS Corp., 4.625%, 7/15/17	110,000	110,072
Embarq Corp., 8.00%, 6/1/36	60,000	62,044
NBCUniversal Media LLC, 5.15%, 4/30/20	30,000	33,886
NBCUniversal Media LLC, 4.375%, 4/1/21	170,000	186,399
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	100,000	97,125
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	50,000	49,552
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	100,750
TEGNA, Inc., 5.125%, 7/15/20	130,000	132,600
Time Warner Cable, Inc., 5.50%, 9/1/41	40,000	35,959
Time Warner Cable, Inc., 4.50%, 9/15/42	50,000	39,691
Time Warner, Inc., 3.60%, 7/15/25	40,000	39,355
Viacom, Inc., 4.50%, 3/1/21	140,000	145,445
Viacom, Inc., 3.125%, 6/15/22	50,000	46,676
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)	90,000	90,900
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	50,000	50,370
		2,618,529
Metals and Mining — 0.5%
Alcoa, Inc., 5.125%, 10/1/24	100,000	94,750
ArcelorMittal, 6.00%, 8/5/20	75,000	67,898
Barrick Gold Corp., 4.10%, 5/1/23	80,000	71,682
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	17,093
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	50,000	50,677
Freeport-McMoRan, Inc., 3.875%, 3/15/23	50,000	37,438
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	107,955

13

	Principal Amount/ Shares	Value
Newmont Mining Corp., 6.25%, 10/1/39	$40,000	$36,307
Southern Copper Corp., 5.25%, 11/8/42	70,000	53,304
Teck Resources Ltd., 3.15%, 1/15/17	70,000	65,908
		603,012
Multi-Utilities — 2.3%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	110,223
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	104,598
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	143,124
Consumers Energy Co., 2.85%, 5/15/22	50,000	50,026
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	134,152
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	127,051
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	100,000	90,125
DPL, Inc., 6.50%, 10/15/16	41,000	41,308
Duke Energy Corp., 3.55%, 9/15/21	80,000	83,259
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	92,177
Edison International, 3.75%, 9/15/17	100,000	104,158
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	80,306
FirstEnergy Corp., 2.75%, 3/15/18	90,000	90,297
FirstEnergy Corp., 4.25%, 3/15/23	130,000	130,923
Florida Power & Light Co., 4.125%, 2/1/42	50,000	50,658
GenOn Energy, Inc., 7.875%, 6/15/17	300,000	282,750
Georgia Power Co., 4.30%, 3/15/42	70,000	64,763
IPALCO Enterprises, Inc., 5.00%, 5/1/18	100,000	105,250
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	80,000	79,400
Nisource Finance Corp., 5.65%, 2/1/45	80,000	91,367
NRG Energy, Inc., 7.625%, 1/15/18	270,000	284,850
PacifiCorp, 6.00%, 1/15/39	110,000	136,872
Progress Energy, Inc., 3.15%, 4/1/22	80,000	79,970
Sempra Energy, 6.50%, 6/1/16	88,000	91,105
Sempra Energy, 2.875%, 10/1/22	130,000	127,728
Southern Power Co., 5.15%, 9/15/41	40,000	39,977
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	62,268
		2,878,685
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	38,000	39,990
Target Corp., 4.00%, 7/1/42	50,000	49,331
		89,321
Oil, Gas and Consumable Fuels — 2.3%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	100,000	101,750
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	88,313
Apache Corp., 4.75%, 4/15/43	40,000	36,246
BP Capital Markets plc, 4.50%, 10/1/20	80,000	88,143
California Resources Corp., 5.50%, 9/15/21	200,000	123,000
Chesapeake Energy Corp., 4.875%, 4/15/22	140,000	92,050
Cimarex Energy Co., 4.375%, 6/1/24	150,000	146,359
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	70,761

14

	Principal Amount/ Shares	Value
Concho Resources, Inc., 7.00%, 1/15/21	$150,000	$153,000
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	136,548
Continental Resources, Inc., 3.80%, 6/1/24	70,000	56,898
Devon Energy Corp., 5.00%, 6/15/45	20,000	18,197
Ecopetrol SA, 4.125%, 1/16/25	40,000	33,800
Hess Corp., 6.00%, 1/15/40	40,000	38,497
Newfield Exploration Co., 5.75%, 1/30/22	200,000	195,000
Noble Energy, Inc., 4.15%, 12/15/21	220,000	221,691
Petrobras Global Finance BV, 5.75%, 1/20/20	150,000	112,875
Petrobras Global Finance BV, 5.375%, 1/27/21	100,000	73,220
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	112,707
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	49,813
Petroleos Mexicanos, 6.625%, 6/15/35	100,000	94,250
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	64,820
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	64,600
Phillips 66, 4.30%, 4/1/22	60,000	62,977
Shell International Finance BV, 3.25%, 5/11/25	100,000	99,131
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	197,396
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	80,000	83,800
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	50,000	47,625
Talisman Energy, Inc., 7.75%, 6/1/19	105,000	118,057
Whiting Petroleum Corp., 5.75%, 3/15/21	200,000	174,100
		2,955,624
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	291,692
International Paper Co., 6.00%, 11/15/41	30,000	32,424
		324,116
Pharmaceuticals — 0.4%
Actavis Funding SCS, 3.85%, 6/15/24	40,000	39,101
Actavis Funding SCS, 4.55%, 3/15/35	20,000	18,467
Actavis, Inc., 1.875%, 10/1/17	110,000	109,782
Actavis, Inc., 3.25%, 10/1/22	60,000	58,471
Actavis, Inc., 4.625%, 10/1/42	70,000	64,984
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	200,000	203,875
		494,680
Real Estate Investment Trusts (REITs) — 1.2%
DDR Corp., 4.75%, 4/15/18	240,000	254,145
Essex Portfolio LP, 3.625%, 8/15/22	170,000	172,315
Essex Portfolio LP, 3.375%, 1/15/23	60,000	59,916
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,895
Hospitality Properties Trust, 4.65%, 3/15/24	180,000	180,606
Host Hotels & Resorts LP, 6.00%, 10/1/21	165,000	186,920
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	98,082
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	102,199

15

	Principal Amount/ Shares	Value
Senior Housing Properties Trust, 4.75%, 5/1/24	$200,000	$200,917
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	80,000	86,421
Welltower, Inc., 2.25%, 3/15/18	70,000	70,395
Welltower, Inc., 3.75%, 3/15/23	60,000	59,931
		1,520,742
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	104,587
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	116,830
CSX Corp., 4.25%, 6/1/21	150,000	161,702
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	120,374
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	132,533
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	80,000	80,497
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	50,000	50,821
		767,344
Semiconductors and Semiconductor Equipment — 0.3%
KLA-Tencor Corp., 4.65%, 11/1/24	50,000	50,075
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	300,000	302,250
		352,325
Software — 0.4%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	140,000	147,700
Microsoft Corp., 2.70%, 2/12/25	70,000	68,707
Oracle Corp., 5.75%, 4/15/18	100,000	110,473
Tencent Holdings Ltd., 3.80%, 2/11/25(1)	200,000	193,172
		520,052
Specialty Retail — 0.7%
Hertz Corp. (The), 6.75%, 4/15/19	300,000	306,000
Home Depot, Inc. (The), 3.35%, 9/15/25	40,000	40,803
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	214,732
Lowe's Cos., Inc., 3.375%, 9/15/25	17,000	17,226
United Rentals North America, Inc., 4.625%, 7/15/23	100,000	97,250
United Rentals North America, Inc., 5.75%, 11/15/24	150,000	144,375
		820,386
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 2.85%, 5/6/21	90,000	92,507
Apple, Inc., 3.20%, 5/13/25	130,000	131,017
Dell, Inc., 3.10%, 4/1/16	155,000	155,194
Hewlett-Packard Enterprise Co., 3.60%, 10/15/20(1)(2)	170,000	169,952
Seagate HDD Cayman, 4.75%, 6/1/23	170,000	167,234
		715,904
Textiles, Apparel and Luxury Goods — 0.5%
Hanesbrands, Inc., 6.375%, 12/15/20	269,000	279,424
L Brands, Inc., 6.90%, 7/15/17	250,000	270,625
PVH Corp., 4.50%, 12/15/22	140,000	136,150
		686,199

16

	Principal Amount/ Shares	Value
Tobacco — 0.1%
Reynolds American, Inc., 4.45%, 6/12/25	$150,000	$157,320
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.125%, 7/16/22	110,000	107,097
Sprint Communications, 6.00%, 12/1/16	285,000	281,437
Vodafone Group plc, 5.625%, 2/27/17	140,000	148,150
		536,684
TOTAL CORPORATE BONDS (Cost $47,550,362)		46,936,318
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 27.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.5%
FHLMC, VRN, 1.76%, 10/15/15	149,249	153,174
FHLMC, VRN, 1.84%, 10/15/15	357,378	367,602
FHLMC, VRN, 1.97%, 10/15/15	169,008	174,405
FHLMC, VRN, 1.98%, 10/15/15	202,545	209,135
FHLMC, VRN, 2.05%, 10/15/15	607,095	621,556
FHLMC, VRN, 2.32%, 10/15/15	488,569	496,592
FHLMC, VRN, 2.50%, 10/15/15	173,489	184,945
FHLMC, VRN, 2.53%, 10/15/15	96,557	102,562
FHLMC, VRN, 2.63%, 10/15/15	104,069	110,684
FHLMC, VRN, 2.86%, 10/15/15	286,028	296,301
FHLMC, VRN, 3.26%, 10/15/15	231,381	245,075
FHLMC, VRN, 3.73%, 10/15/15	329,190	346,722
FHLMC, VRN, 4.04%, 10/15/15	155,773	164,075
FHLMC, VRN, 4.62%, 10/15/15	66,564	70,150
FHLMC, VRN, 5.80%, 10/15/15	314,988	335,358
FHLMC, VRN, 5.95%, 10/15/15	208,910	222,345
FHLMC, VRN, 6.11%, 10/15/15	137,990	146,425
FNMA, VRN, 1.94%, 10/25/15	148,055	155,340
FNMA, VRN, 2.31%, 10/25/15	81,087	86,668
FNMA, VRN, 2.70%, 10/25/15	456,337	471,149
FNMA, VRN, 3.64%, 10/25/15	252,340	265,468
FNMA, VRN, 3.92%, 10/25/15	209,990	223,311
FNMA, VRN, 5.07%, 10/25/15	178,535	190,616
		5,639,658
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 23.2%
FHLMC, 4.50%, 6/1/21	28,972	30,202
FHLMC, 5.50%, 1/1/38	15,771	17,461
FHLMC, 5.50%, 4/1/38	94,200	104,372
FHLMC, 6.50%, 7/1/47	708	784
FNMA, 3.00%, 10/14/15(4)	1,500,000	1,521,070
FNMA, 4.00%, 10/14/15(4)	3,450,000	3,680,988
FNMA, 4.50%, 10/14/15(4)	500,000	542,188
FNMA, 5.00%, 10/14/15(4)	2,000,000	2,204,296
FNMA, 5.50%, 10/14/15(4)	1,250,000	1,396,467
FNMA, 5.00%, 7/1/20	63,362	67,640
FNMA, 6.625%, 11/15/30	900,000	1,302,185
FNMA, 5.00%, 7/1/31	776,456	858,982
FNMA, 4.50%, 10/1/33	369,167	403,647

17

	Principal Amount/ Shares	Value
FNMA, 5.00%, 11/1/33	$777,608	$861,391
FNMA, 6.00%, 12/1/33	521,410	595,704
FNMA, 5.50%, 4/1/34	196,134	220,772
FNMA, 5.50%, 4/1/34	593,541	668,370
FNMA, 5.00%, 8/1/34	98,962	109,619
FNMA, 5.50%, 8/1/34	199,014	223,841
FNMA, 5.00%, 4/1/35	489,992	541,408
FNMA, 5.00%, 8/1/35	32,650	35,949
FNMA, 4.50%, 9/1/35	40,498	44,079
FNMA, 5.50%, 7/1/36	32,768	36,780
FNMA, 5.50%, 12/1/36	62,451	70,080
FNMA, 6.00%, 7/1/37	119,143	135,673
FNMA, 6.00%, 8/1/37	75,688	85,517
FNMA, 6.50%, 8/1/37	16,022	17,988
FNMA, 6.00%, 9/1/37	118,967	134,840
FNMA, 6.00%, 11/1/37	141,195	161,236
FNMA, 5.00%, 3/1/38	212,479	233,948
FNMA, 6.50%, 9/1/38	167,248	191,215
FNMA, 5.50%, 1/1/39	253,154	283,404
FNMA, 5.00%, 2/1/39	455,116	505,197
FNMA, 4.50%, 4/1/39	149,538	164,948
FNMA, 4.50%, 5/1/39	367,280	405,174
FNMA, 6.50%, 5/1/39	7,223	8,257
FNMA, 4.50%, 10/1/39	604,752	669,520
FNMA, 4.00%, 10/1/40	577,335	625,306
FNMA, 4.50%, 11/1/40	519,221	571,408
FNMA, 4.00%, 8/1/41	834,095	899,841
FNMA, 4.50%, 9/1/41	541,615	589,451
FNMA, 3.50%, 5/1/42	691,847	724,318
FNMA, 3.50%, 6/1/42	774,011	812,710
FNMA, 3.50%, 9/1/42	710,657	744,209
FNMA, 6.50%, 8/1/47	2,280	2,536
FNMA, 6.50%, 8/1/47	4,177	4,648
FNMA, 6.50%, 9/1/47	4,263	4,746
FNMA, 6.50%, 9/1/47	235	262
FNMA, 6.50%, 9/1/47	1,601	1,782
FNMA, 6.50%, 9/1/47	2,327	2,591
FNMA, 6.50%, 9/1/47	621	691
GNMA, 3.00%, 10/21/15(4)	650,000	663,685
GNMA, 5.50%, 12/15/32	194,007	222,065
GNMA, 6.00%, 9/20/38	67,438	75,773
GNMA, 5.50%, 12/20/38	167,967	188,972
GNMA, 4.50%, 6/15/39	816,409	897,745
GNMA, 4.50%, 1/15/40	456,471	496,444
GNMA, 4.50%, 4/15/40	550,627	604,913
GNMA, 4.00%, 11/20/40	1,228,807	1,320,996
GNMA, 3.50%, 6/20/42	1,231,452	1,294,988
		29,285,272
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $34,121,509)		34,924,930

18

	Principal Amount/ Shares	Value
U.S. TREASURY SECURITIES — 13.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	$1,450,000	$1,636,801
U.S. Treasury Bonds, 2.875%, 5/15/43	250,000	249,382
U.S. Treasury Bonds, 3.625%, 8/15/43	100,000	115,180
U.S. Treasury Bonds, 3.75%, 11/15/43	300,000	353,398
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	2,410,000	2,524,224
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	613,281
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	1,256,363	1,200,938
U.S. Treasury Notes, VRN, 0.07%, 10/31/16	2,981,200	2,980,479
U.S. Treasury Notes, 0.875%, 2/28/17	800,000	804,313
U.S. Treasury Notes, 1.00%, 2/15/18	2,900,000	2,916,104
U.S. Treasury Notes, 1.50%, 5/31/20	1,700,000	1,715,405
U.S. Treasury Notes, 1.625%, 6/30/20	700,000	709,064
U.S. Treasury Notes, 2.00%, 8/15/25	800,000	796,271
TOTAL U.S. TREASURY SECURITIES (Cost $16,414,774)		16,614,840
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 7.4%
Private Sponsor Collateralized Mortgage Obligations — 6.7%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	117,791	92,043
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	215,969	223,698
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	44,806	44,812
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	244,186	255,051
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	236,387	213,899
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.625%, 10/1/15	176,523	176,629
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 10/1/15	376,776	374,714
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.26%, 10/1/15	124,022	123,371
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 10/1/15	378,899	375,133
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	226,182	239,433
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,492	3,443
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	13,390	12,913
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 10/1/15	38,697	38,215
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.30%, 10/1/15	171,059	169,490
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 10/1/15	178,168	171,229
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.56%, 10/1/15	273,512	244,048
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.70%, 10/1/15	317,306	319,061

19

	Principal Amount/ Shares	Value
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 10/1/15	$166,373	$165,962
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 10/1/15	578,931	551,792
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.93%, 10/1/15	68,977	72,858
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 10/1/15	181,100	186,383
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/15	97,247	97,788
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 10/1/15	215,973	216,194
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.74%, 10/1/15	139,531	140,981
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	103,160	102,666
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	376,775	386,215
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	402,663	393,092
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	98,069	98,380
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.69%, 10/1/15	251,696	247,856
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.61%, 10/1/15	285,680	270,736
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 10/1/15	158,656	147,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.73%, 10/1/15	372,097	355,226
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.59%, 10/1/15	163,203	158,272
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 10/1/15	326,536	309,167
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	127,088	127,113
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	305,327	303,248
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	373,093	384,870
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	84,714	87,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	136,771	141,545
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	220,218	226,416
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	24,021	24,502
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 10/1/15	144,033	143,420
		8,417,069
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2684, Class FP, VRN, 0.71%, 10/15/15	67,487	67,662
FHLMC, Series 3397, Class GF, VRN, 0.71%, 10/15/15	203,419	204,851
FNMA, Series 2006-43, Class FM, VRN, 0.49%, 10/25/15	64,745	65,157
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 10/25/15	318,972	320,776

20

	Principal Amount/ Shares	Value
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	$236,634	$236,587
		895,033
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,188,126)		9,312,102
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 4.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	450,000	455,578
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	400,000	410,007
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.01%, 10/15/15(1)	400,000	397,594
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 10/1/15	370,000	406,439
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/1/15	400,000	423,554
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/1/15	625,000	658,707
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.93%, 3/10/48	400,000	401,377
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	350,000	355,206
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	250,000	253,985
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	125,000	127,154
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/15(1)	350,000	359,724
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/15	320,000	331,948
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	300,000	328,546
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 10/1/15	260,000	275,665
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.16%, 10/15/15(1)	500,000	496,654
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	48,086	48,569
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/15(1)	325,000	332,470
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,994,931)		6,063,177
ASSET-BACKED SECURITIES(3) — 4.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	275,000	280,327
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	250,000	253,246
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	252,124
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.71%, 10/15/15(1)	300,000	299,378
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	143,711	143,624
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	157,976	157,828
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	400,000	401,402

21

	Principal Amount/ Shares	Value
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.75%, 10/13/15(1)	$275,861	$275,904
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	91,901	92,675
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	343,632	340,105
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.41%, 10/17/15	375,000	369,893
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.66%, 10/17/15(1)	196,199	195,480
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	375,000	374,990
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	237,423	237,949
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	244,007	246,008
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	387,287	384,652
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	233,797	234,585
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	203,265	204,477
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.54%, 10/15/15	300,000	300,061
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	93,705	94,179
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(1)	250,000	250,106
TOTAL ASSET-BACKED SECURITIES (Cost $5,386,938)		5,388,993
MUTUAL FUNDS(6) — 4.3%
Emerging Markets Debt Fund R6 Class (Cost $5,545,300)	560,826	5,378,324
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.7%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	$190,000	185,250
Chile — 0.1%
Chile Government International Bond, 3.625%, 10/30/42	100,000	85,750
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21	330,000	336,930
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23	80,000	101,802
Mexico — 0.3%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	250,000	280,688
Mexico Government International Bond, MTN, 4.75%, 3/8/44	130,000	118,950
		399,638
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	90,000	93,375
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	100,000	107,747

22

		Principal Amount/ Shares	Value
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	$131,097
			238,844
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		60,000	67,713
Poland Government International Bond, 3.00%, 3/17/23		100,000	100,065
			167,778
South Africa — 0.1%
South Africa Government International Bond, 4.67%, 1/17/24		100,000	99,325
Spain — 2.2%
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	2,540,000	2,783,634
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$200,000	178,477
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45		80,000	63,600
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,726,740)			4,734,403
MUNICIPAL SECURITIES — 1.8%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40		180,000	237,839
California GO, (Building Bonds), 6.65%, 3/1/22		40,000	48,808
California GO, (Building Bonds), 7.55%, 4/1/39		130,000	188,373
California GO, (Building Bonds), 7.30%, 10/1/39		10,000	13,864
California GO, (Building Bonds), 7.60%, 11/1/40		25,000	36,779
Illinois GO, 5.88%, 3/1/19		55,000	60,069
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		40,000	37,619
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35		25,000	26,121
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35		45,000	49,484
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		10,000	12,061
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41		50,000	60,254
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40		80,000	103,716
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		50,000	65,608
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33		50,000	59,302
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		40,000	53,717
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34		80,000	90,530
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		40,000	50,606
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49		65,000	76,711
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		75,000	81,073
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40		175,000	205,371

23

	Principal Amount/ Shares	Value
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	$150,000	$185,124
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	85,000	99,862
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	50,000	64,087
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	60,834
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	35,000	49,302
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	100,000	122,205
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	90,000	106,995
TOTAL MUNICIPAL SECURITIES (Cost $1,872,173)		2,246,314
TEMPORARY CASH INVESTMENTS — 3.5%
Credit Agricole Corporate and Investment Bank, 0.06%, 10/1/15 (LOC: Credit Agricole SA) (7)	2,585,000	2,584,994
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,409,594), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $1,380,000)		1,380,000
SSgA U.S. Government Money Market Fund, Class N	515,529	515,529
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,480,529)		4,480,523
TOTAL INVESTMENT SECURITIES — 107.8% (Cost $135,281,382)		136,079,924
OTHER ASSETS AND LIABILITIES(8) — (7.8)%		(9,806,144)
TOTAL NET ASSETS — 100.0%		$126,273,780

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	603,509	USD	417,978	Westpac Group	12/16/15	$3,946
USD	398,000	AUD	569,757	JPMorgan Chase Bank N.A.	12/16/15	(328)
USD	287,863	CAD	381,001	Barclays Bank plc	12/16/15	2,453
USD	460,000	CAD	612,081	Westpac Group	12/16/15	1,487
CHF	438,182	USD	451,437	Barclays Bank plc	12/16/15	(607)
USD	249,325	CLP	172,183,624	UBS AG	12/16/15	3,659
CZK	4,853,948	USD	202,123	JPMorgan Chase Bank N.A.	12/16/15	(2,184)
USD	211,590	CZK	5,123,440	Westpac Group	12/16/15	551
USD	5,470,853	EUR	4,879,545	JPMorgan Chase Bank N.A.	12/16/15	11,513
USD	1,038,284	GBP	675,885	UBS AG	12/16/15	16,157
HUF	96,407,376	USD	343,834	UBS AG	12/16/15	(264)
USD	323,934	HUF	91,003,983	Deutsche Bank	12/16/15	(380)
INR	38,752,742	USD	581,873	Westpac Group	12/16/15	1,941
USD	540,004	INR	36,466,500	Westpac Group	12/16/15	(9,367)
USD	448,502	JPY	54,008,524	Deutsche Bank	12/16/15	(2,268)

24

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	275,310,000	USD	230,000	Westpac Group	12/16/15	$1,689
USD	524,643	KRW	622,184,259	UBS AG	12/16/15	1,040
USD	380,000	MXN	6,382,616	UBS AG	12/16/15	4,677
USD	375,221	MYR	1,620,956	Westpac Group	12/16/15	7,135
PLN	1,516,402	USD	400,000	UBS AG	12/16/15	(1,821)
SEK	2,594,346	USD	309,392	Deutsche Bank	12/16/15	1,121
USD	330,610	SEK	2,753,254	UBS AG	12/16/15	1,078
USD	613,041	THB	22,305,501	Westpac Group	12/16/15	142
USD	352,073	TRY	1,103,083	JPMorgan Chase Bank N.A.	12/16/15	(4,170)
						$37,200
FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
33	U.S. Treasury 2-Year Notes	December 2015	$7,228,031	$8,176
24	U.S. Treasury 5-Year Notes	December 2015	2,892,375	16,821
			$10,120,406	$24,997

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
15	U.S. Treasury 10-Year Notes	December 2015	$1,931,015	$(17,612)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 24 Index	$2,574,000	Sell	5.00%	6/20/20	4.29%	$(83,913)	$77,553

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**
Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

25

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†    Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $14,187,287, which represented 11.2% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $212,118.

(6)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.
See Notes to Financial Statements.

26

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $129,736,082)	$130,701,600
Investment securities - affiliated, at value (cost of $5,545,300)	5,378,324
Total investment securities, at value (cost of $135,281,382)	136,079,924
Receivable for investments sold	294,071
Receivable for capital shares sold	22,182
Receivable for variation margin on swap agreements	9,069
Unrealized appreciation on forward foreign currency exchange contracts	58,589
Interest and distributions receivable	953,265
137,417,100

Liabilities
Payable for investments purchased	10,879,041
Payable for capital shares redeemed	149,594
Payable for variation margin on futures contracts	1,641
Unrealized depreciation on forward foreign currency exchange contracts	21,389
Accrued management fees	63,564
Distribution and service fees payable	14,767
Dividends payable	13,324
11,143,320

Net Assets	$126,273,780

Net Assets Consist of:
Capital paid in	$127,434,753
Undistributed net investment income	851,124
Accumulated net realized loss	(2,770,075)
Net unrealized appreciation	757,978
$126,273,780

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$84,124,430	7,855,221	$10.71
Institutional Class	$1,225,766	114,473	$10.71
A Class	$29,006,707	2,708,070	$10.71*
C Class	$9,325,853	870,945	$10.71
R Class	$2,591,024	241,987	$10.71
*Maximum offering price $11.21 (net asset value divided by 0.955).

See Notes to Financial Statements.

27

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,971,174
Income distributions from affiliated funds	45,845
2,017,019

Expenses:
Management fees	417,243
Distribution and service fees:
A Class	36,813
C Class	49,877
R Class	6,693
Trustees' fees and expenses	3,057
Other expenses	899
514,582
Fees waived	(8,938)
505,644

Net investment income (loss)	1,511,375

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(661,966)
Futures contract transactions	39,043
Swap agreement transactions	21,408
Foreign currency transactions	334,638
(266,877)

Change in net unrealized appreciation (depreciation) on:
Investments	(2,624,216)
Futures contracts	7,385
Swap agreements	(91,564)
Translation of assets and liabilities in foreign currencies	(483,933)
(3,192,328)

Net realized and unrealized gain (loss)	(3,459,205)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,947,830)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$1,511,375	$3,384,061
Net realized gain (loss)	(266,877)	2,378,785
Change in net unrealized appreciation (depreciation)	(3,192,328)	2,032,157
Net increase (decrease) in net assets resulting from operations	(1,947,830)	7,795,003

Distributions to Shareholders
From net investment income:
Investor Class	(1,238,594)	(2,938,287)
Institutional Class	(15,882)	(60,127)
A Class	(383,848)	(911,975)
C Class	(92,577)	(242,105)
R Class	(31,544)	(68,165)
Decrease in net assets from distributions	(1,762,445)	(4,220,659)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(4,175,010)	(39,667,967)

Net increase (decrease) in net assets	(7,885,285)	(36,093,623)

Net Assets
Beginning of period	134,159,065	170,252,688
End of period	$126,273,780	$134,159,065

Undistributed net investment income	$851,124	$1,102,194

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

30

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S.

31

federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3425% to 0.4600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.  The total amount of the waiver for each class for the six months ended September 30, 2015 was $5,948, $83, $2,043, $680 and $184 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively.  The effective annual management fee before waiver for each class for the six months ended September 30, 2015 was 0.64% for the Investor Class, A Class, C Class and R Class and 0.44% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended September 30, 2015 was 0.63%  for the Investor Class, A Class, C Class and R Class and 0.43%  for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2015 are detailed in the Statement of Operations.

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Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2015 totaled $93,601,360, of which $73,915,494 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2015 totaled $98,341,203, of which $80,165,995 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Year ended March 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	599,818	$6,499,495	1,981,484	$21,559,285
Issued in reinvestment of distributions	109,201	1,179,786	253,414	2,762,617
Redeemed	(1,046,109)	(11,324,904)	(4,223,922)	(45,900,548)
	(337,090)	(3,645,623)	(1,989,024)	(21,578,646)
Institutional Class
Sold	56,077	602,935	20,270	221,241
Issued in reinvestment of distributions	1,471	15,882	5,527	60,127
Redeemed	(38,479)	(417,575)	(177,475)	(1,925,147)
	19,069	201,242	(151,678)	(1,643,779)
A Class
Sold	372,422	4,036,045	730,111	7,955,328
Issued in reinvestment of distributions	34,948	377,577	81,845	892,110
Redeemed	(379,546)	(4,098,689)	(2,064,464)	(22,420,990)
	27,824	314,933	(1,252,508)	(13,573,552)
C Class
Sold	31,342	338,831	117,473	1,281,348
Issued in reinvestment of distributions	7,204	77,805	18,597	202,655
Redeemed	(126,595)	(1,367,685)	(460,914)	(5,004,949)
	(88,049)	(951,049)	(324,844)	(3,520,946)
R Class
Sold	16,058	173,756	111,574	1,208,086
Issued in reinvestment of distributions	2,907	31,394	6,223	67,840
Redeemed	(27,755)	(299,663)	(57,459)	(626,970)
	(8,790)	(94,513)	60,338	648,956
Net increase (decrease)	(387,036)	$(4,175,010)	(3,657,716)	$(39,667,967)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$46,936,318	—
U.S. Government Agency Mortgage-Backed Securities	—	34,924,930	—
U.S. Treasury Securities	—	16,614,840	—
Collateralized Mortgage Obligations	—	9,312,102	—
Commercial Mortgage-Backed Securities	—	6,063,177	—
Asset-Backed Securities	—	5,388,993	—
Mutual Funds	$5,378,324	—	—
Sovereign Governments and Agencies	—	4,734,403	—
Municipal Securities	—	2,246,314	—
Temporary Cash Investments	515,529	3,964,994	—
	$5,893,853	$130,186,071	—
Other Financial Instruments
Futures Contracts	$24,997	—	—
Forward Foreign Currency Exchange Contracts	—	$58,589	—
	$24,997	$58,589	—

Liabilities
Other Financial Instruments
Futures Contracts	$(17,612)	—	—
Swap Agreements		$(83,913)
Forward Foreign Currency Exchange Contracts	—	(21,389)	—
	$(17,612)	$(105,302)	—

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7. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the six months ended September 30, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	—	$5,545,300	—	—	$45,845	$5,378,324

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $2,849,333.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $23,904,644.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with

35

the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 58 contracts.

Value of Derivative Instruments as of September 30, 2015
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$9,069	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	58,589	Unrealized depreciation on forward foreign currency exchange contracts	$21,389
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	1,641
		$67,658		$23,030

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$21,408	Change in net unrealized appreciation (depreciation) on swap agreements	$(91,564)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	333,870	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(500,806)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	39,043	Change in net unrealized appreciation (depreciation) on futures contracts	7,385
		$394,321		$(584,985)

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$135,282,363
Gross tax appreciation of investments	$2,902,633
Gross tax depreciation of investments	(2,105,072)
Net tax appreciation (depreciation) of investments	$797,561

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The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(2,374,613), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$11.02	0.13	(0.29)	(0.16)	(0.15)	—	(0.15)	$10.71	(1.41)%	0.64%(4)	0.65%(4)	2.48%(4)	2.47%(4)	70%	$84,124
2015	$10.75	0.27	0.34	0.61	(0.34)	—	(0.34)	$11.02	5.73%	0.65%	0.65%	2.51%	2.51%	119%	$90,251
2014	$11.18	0.23	(0.30)	(0.07)	(0.29)	(0.07)	(0.36)	$10.75	(0.56)%	0.65%	0.65%	2.15%	2.15%	130%	$109,463
2013	$11.05	0.22	0.28	0.50	(0.27)	(0.10)	(0.37)	$11.18	4.48%	0.65%	0.65%	1.98%	1.98%	137%	$168,301
2012	$10.68	0.34	0.51	0.85	(0.41)	(0.07)	(0.48)	$11.05	8.04%	0.66%	0.66%	3.12%	3.12%	91%	$121,763
2011	$10.58	0.35	0.22	0.57	(0.38)	(0.09)	(0.47)	$10.68	5.42%	0.66%	0.66%	3.26%	3.26%	96%	$70,442
Institutional Class
2015(3)	$11.02	0.15	(0.29)	(0.14)	(0.17)	—	(0.17)	$10.71	(1.31)%	0.44%(4)	0.45%(4)	2.68%(4)	2.67%(4)	70%	$1,226
2015	$10.75	0.30	0.33	0.63	(0.36)	—	(0.36)	$11.02	5.94%	0.45%	0.45%	2.71%	2.71%	119%	$1,051
2014	$11.18	0.25	(0.29)	(0.04)	(0.32)	(0.07)	(0.39)	$10.75	(0.36)%	0.45%	0.45%	2.35%	2.35%	130%	$2,656
2013	$11.04	0.25	0.28	0.53	(0.29)	(0.10)	(0.39)	$11.18	4.78%	0.45%	0.45%	2.18%	2.18%	137%	$7,942
2012	$10.67	0.36	0.51	0.87	(0.43)	(0.07)	(0.50)	$11.04	8.26%	0.46%	0.46%	3.32%	3.32%	91%	$8,195
2011	$10.58	0.37	0.21	0.58	(0.40)	(0.09)	(0.49)	$10.67	5.53%	0.46%	0.46%	3.46%	3.46%	96%	$2,642

38

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$11.02	0.12	(0.29)	(0.17)	(0.14)	—	(0.14)	$10.71	(1.53)%	0.89%(4)	0.90%(4)	2.23%(4)	2.22%(4)	70%	$29,007
2015	$10.75	0.25	0.33	0.58	(0.31)	—	(0.31)	$11.02	5.46%	0.90%	0.90%	2.26%	2.26%	119%	$29,532
2014	$11.18	0.20	(0.29)	(0.09)	(0.27)	(0.07)	(0.34)	$10.75	(0.81)%	0.90%	0.90%	1.90%	1.90%	130%	$42,286
2013	$11.05	0.19	0.28	0.47	(0.24)	(0.10)	(0.34)	$11.18	4.22%	0.90%	0.90%	1.73%	1.73%	137%	$102,626
2012	$10.67	0.31	0.52	0.83	(0.38)	(0.07)	(0.45)	$11.05	7.87%	0.91%	0.91%	2.87%	2.87%	91%	$75,579
2011	$10.58	0.33	0.20	0.53	(0.35)	(0.09)	(0.44)	$10.67	5.06%	0.91%	0.91%	3.01%	3.01%	96%	$45,424
C Class
2015(3)	$11.01	0.08	(0.28)	(0.20)	(0.10)	—	(0.10)	$10.71	(1.81)%	1.64%(4)	1.65%(4)	1.48%(4)	1.47%(4)	70%	$9,326
2015	$10.75	0.16	0.33	0.49	(0.23)	—	(0.23)	$11.01	4.58%	1.65%	1.65%	1.51%	1.51%	119%	$10,563
2014	$11.18	0.12	(0.29)	(0.17)	(0.19)	(0.07)	(0.26)	$10.75	(1.55)%	1.65%	1.65%	1.15%	1.15%	130%	$13,801
2013	$11.04	0.11	0.28	0.39	(0.15)	(0.10)	(0.25)	$11.18	3.54%	1.65%	1.65%	0.98%	0.98%	137%	$23,695
2012	$10.67	0.23	0.51	0.74	(0.30)	(0.07)	(0.37)	$11.04	6.97%	1.66%	1.66%	2.12%	2.12%	91%	$18,505
2011	$10.58	0.25	0.20	0.45	(0.27)	(0.09)	(0.36)	$10.67	4.28%	1.66%	1.66%	2.26%	2.26%	96%	$15,002
R Class
2015(3)	$11.01	0.11	(0.28)	(0.17)	(0.13)	—	(0.13)	$10.71	(1.57)%	1.14%(4)	1.15%(4)	1.98%(4)	1.97%(4)	70%	$2,591
2015	$10.75	0.22	0.32	0.54	(0.28)	—	(0.28)	$11.01	5.11%	1.15%	1.15%	2.01%	2.01%	119%	$2,762
2014	$11.18	0.18	(0.30)	(0.12)	(0.24)	(0.07)	(0.31)	$10.75	(1.06)%	1.15%	1.15%	1.65%	1.65%	130%	$2,047
2013	$11.04	0.17	0.28	0.45	(0.21)	(0.10)	(0.31)	$11.18	4.05%	1.15%	1.15%	1.48%	1.48%	137%	$2,197
2012	$10.67	0.29	0.51	0.80	(0.36)	(0.07)	(0.43)	$11.04	7.50%	1.16%	1.16%	2.62%	2.62%	91%	$1,892
2011	$10.58	0.30	0.21	0.51	(0.33)	(0.09)	(0.42)	$10.67	4.80%	1.16%	1.16%	2.76%	2.76%	96%	$1,359

39

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

40

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

41

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular

42

meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

43

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

44

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

45

Notes

46

Notes

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87387 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Diversified Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of September 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ADFIX	-0.84%	2.31%	2.94%	4.74%	4.61%	12/3/01
Barclays U.S. Aggregate Bond Index	—	-0.47%	2.94%	3.09%	4.63%	4.77%	—
Institutional Class	ACBPX	-0.74%	2.51%	3.15%	4.95%	5.49%	4/1/93
A Class(2)	ADFAX						12/3/01
No sales charge*		-1.05%	2.05%	2.69%	4.48%	4.35%
With sales charge*		-5.51%	-2.55%	1.75%	4.00%	4.01%
B Class	CDBBX						1/31/03
No sales charge*		-1.34%	1.29%	1.92%	3.70%	3.42%
With sales charge*		-6.34%	-2.71%	1.74%	3.70%	3.42%
C Class	CDBCX						1/31/03
No sales charge*		-1.34%	1.29%	1.92%	3.70%	3.44%
With sales charge*		-2.32%	1.29%	1.92%	3.70%	3.44%
R Class	ADVRX	-1.18%	1.80%	2.43%	4.22%	4.16%	7/29/05
R6 Class	ADDVX	-0.72%	2.56%	—	—	3.36%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Diversified Bond acquired all of the net assets of American Century Intermediate-Term Bond Fund, American Century Bond Fund, and American Century Premium Bond Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds’ shareholders on November 16, 2001. Financial information prior to December 3, 2001 is that of American Century Premium Bond Fund and is used in calculating the performance of Diversified Bond.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
0.60%	0.40%	0.85%	1.60%	1.60%	1.10%	0.35%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

SEPTEMBER 30, 2015
Portfolio at a Glance
Average Duration (effective)	5.6 years
Weighted Average Life	7.7 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	33.4%
U.S. Treasury Securities	29.5%
U.S. Government Agency Mortgage-Backed Securities	26.2%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.8%
Commercial Mortgage-Backed Securities	4.6%
Sovereign Governments and Agencies	3.6%
Municipal Securities	1.3%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	(10.7)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1)4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$991.60	$2.99	0.60%
Institutional Class	$1,000	$992.60	$1.99	0.40%
A Class	$1,000	$989.50	$4.23	0.85%
B Class	$1,000	$986.60	$7.95	1.60%
C Class	$1,000	$986.60	$7.95	1.60%
R Class	$1,000	$988.20	$5.47	1.10%
R6 Class	$1,000	$992.80	$1.74	0.35%
Hypothetical
Investor Class	$1,000	$1,022.00	$3.03	0.60%
Institutional Class	$1,000	$1,023.00	$2.02	0.40%
A Class	$1,000	$1,020.75	$4.29	0.85%
B Class	$1,000	$1,017.00	$8.07	1.60%
C Class	$1,000	$1,017.00	$8.07	1.60%
R Class	$1,000	$1,019.50	$5.55	1.10%
R6 Class	$1,000	$1,023.25	$1.77	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

		Principal Amount	Value
CORPORATE BONDS — 33.4%
Aerospace and Defense — 0.2%
Harris Corp., 2.70%, 4/27/20		$1,330,000	$1,319,593
Lockheed Martin Corp., 4.25%, 11/15/19		1,990,000	2,170,835
Lockheed Martin Corp., 3.80%, 3/1/45		490,000	446,830
United Technologies Corp., 6.125%, 2/1/19		1,850,000	2,100,723
United Technologies Corp., 6.05%, 6/1/36		1,868,000	2,305,581
United Technologies Corp., 4.50%, 6/1/42		1,010,000	1,033,343
			9,376,905
Auto Components — 0.2%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		3,100,000	2,991,500
Tenneco, Inc., 6.875%, 12/15/20		2,220,000	2,308,800
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		3,100,000	2,958,562
			8,258,862
Automobiles — 0.7%
American Honda Finance Corp., 1.50%, 9/11/17(1)		1,530,000	1,536,931
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		3,000,000	3,031,170
Ford Motor Co., 4.75%, 1/15/43		2,440,000	2,298,607
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		4,800,000	4,786,291
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		3,390,000	3,607,740
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		3,500,000	4,198,694
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		3,310,000	3,742,250
General Motors Co., 5.00%, 4/1/35		3,140,000	2,918,752
General Motors Financial Co., Inc., 3.25%, 5/15/18		5,570,000	5,622,531
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		2,200,000	2,161,830
			33,904,796
Banks — 6.0%
Bank of America Corp., 3.75%, 7/12/16		7,620,000	7,773,307
Bank of America Corp., 6.50%, 8/1/16		1,970,000	2,057,933
Bank of America Corp., 5.75%, 12/1/17		6,390,000	6,910,759
Bank of America Corp., 5.625%, 7/1/20		6,230,000	7,034,536
Bank of America Corp., 5.70%, 1/24/22		1,530,000	1,747,555
Bank of America Corp., MTN, 4.00%, 4/1/24		3,300,000	3,404,102
Bank of America Corp., MTN, 4.20%, 8/26/24		5,400,000	5,400,065
Bank of America Corp., MTN, 4.00%, 1/22/25		2,450,000	2,400,956
Bank of America Corp., MTN, 5.00%, 1/21/44		1,540,000	1,622,656
Bank of America N.A., 5.30%, 3/15/17		8,840,000	9,288,276
Bank of America N.A., 6.00%, 10/15/36		2,830,000	3,408,022
Bank of Nova Scotia (The), 2.55%, 1/12/17		3,300,000	3,361,370
Barclays Bank plc, 5.14%, 10/14/20		1,760,000	1,930,044
Barclays Bank plc, 3.75%, 5/15/24		1,600,000	1,619,872
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	3,000,000	3,963,164
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	4,739,000	7,708,651

		Principal Amount	Value
BB&T Corp., MTN, 2.05%, 6/19/18		$1,000,000	$1,010,509
BPCE SA, 5.15%, 7/21/24(1)		3,080,000	3,137,128
Branch Banking & Trust Co., 3.625%, 9/16/25		1,653,000	1,656,306
Branch Banking & Trust Co., 3.80%, 10/30/26		2,350,000	2,388,540
Capital One Financial Corp., 3.20%, 2/5/25		4,990,000	4,765,869
Capital One N.A., 2.35%, 8/17/18		2,900,000	2,910,237
Citigroup, Inc., 4.45%, 1/10/17		4,880,000	5,075,991
Citigroup, Inc., 5.50%, 2/15/17		4,112,000	4,330,590
Citigroup, Inc., 1.75%, 5/1/18		6,850,000	6,811,784
Citigroup, Inc., 4.50%, 1/14/22		5,530,000	5,990,035
Citigroup, Inc., 4.05%, 7/30/22		1,660,000	1,694,940
Citigroup, Inc., 4.40%, 6/10/25		8,320,000	8,387,575
Citigroup, Inc., 5.30%, 5/6/44		2,900,000	3,030,456
Commerzbank AG, 8.125%, 9/19/23(1)		2,000,000	2,326,720
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	5,400,000	6,741,381
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$4,280,000	4,515,366
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		1,270,000	1,277,856
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	2,200,000	2,677,617
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.125%, 9/14/22	EUR	4,500,000	5,551,290
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20(1)		$4,000,000	3,993,268
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45(1)		1,000,000	984,312
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	7,100,000	8,097,552
Fifth Third Bank, 2.875%, 10/1/21		$3,210,000	3,245,984
HBOS plc, MTN, 6.75%, 5/21/18(1)		5,140,000	5,678,456
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,150,000	3,789,015
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	4,500,000	5,830,339
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	8,200,000	9,594,424
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		$1,980,000	1,957,996
JPMorgan Chase & Co., 6.00%, 1/15/18		1,948,000	2,129,343
JPMorgan Chase & Co., 4.625%, 5/10/21		6,700,000	7,300,722
JPMorgan Chase & Co., 3.25%, 9/23/22		2,520,000	2,526,789
JPMorgan Chase & Co., 3.875%, 9/10/24		6,060,000	6,015,701
JPMorgan Chase & Co., 3.125%, 1/23/25		9,900,000	9,570,766
JPMorgan Chase & Co., 4.95%, 6/1/45		1,700,000	1,712,716
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		8,185,000	8,456,202
KeyCorp, MTN, 2.30%, 12/13/18		1,230,000	1,237,612
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	4,400,000	8,435,507
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		$2,480,000	2,810,378
PNC Funding Corp., 4.375%, 8/11/20		1,720,000	1,881,807
Regions Bank, 7.50%, 5/15/18		454,000	509,652
Regions Bank, 6.45%, 6/26/37		1,160,000	1,409,644
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		3,280,000	3,544,568
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		2,570,000	2,612,850
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	2,300,000	2,867,510

		Principal Amount	Value
Standard Chartered plc, 3.95%, 1/11/23(1)		$2,500,000	$2,334,078
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	6,700,000	7,232,321
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	3,000,000	3,274,011
SunTrust Banks, Inc., 3.60%, 4/15/16		$1,141,000	1,155,275
U.S. Bancorp, 3.44%, 2/1/16		2,760,000	2,783,598
U.S. Bancorp, MTN, 3.00%, 3/15/22		1,310,000	1,342,299
U.S. Bancorp, MTN, 3.60%, 9/11/24		2,820,000	2,869,784
U.S. Bank N.A., 2.80%, 1/27/25		2,820,000	2,750,487
Wells Fargo & Co., 4.125%, 8/15/23		2,170,000	2,258,723
Wells Fargo & Co., 5.61%, 1/15/44		3,300,000	3,693,261
Wells Fargo & Co., MTN, 2.60%, 7/22/20		4,700,000	4,750,957
Wells Fargo & Co., MTN, 4.60%, 4/1/21		2,100,000	2,306,413
Wells Fargo & Co., MTN, 3.55%, 9/29/25		3,240,000	3,248,003
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,850,000	2,880,184
Wells Fargo & Co., MTN, 4.65%, 11/4/44		1,140,000	1,122,720
			294,106,685
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		5,026,000	5,909,023
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,200,000	2,104,280
Pernod-Ricard SA, 2.95%, 1/15/17(1)		3,870,000	3,935,914
			11,949,217
Biotechnology — 0.9%
AbbVie, Inc., 1.75%, 11/6/17		5,390,000	5,408,773
AbbVie, Inc., 2.90%, 11/6/22		1,730,000	1,694,692
AbbVie, Inc., 3.60%, 5/14/25		3,970,000	3,929,121
AbbVie, Inc., 4.40%, 11/6/42		2,810,000	2,578,920
Amgen, Inc., 2.125%, 5/15/17		1,060,000	1,073,901
Amgen, Inc., 5.85%, 6/1/17		2,560,000	2,743,055
Amgen, Inc., 4.10%, 6/15/21		3,270,000	3,476,733
Amgen, Inc., 5.375%, 5/15/43		3,170,000	3,394,014
Biogen, Inc., 3.625%, 9/15/22		4,670,000	4,714,552
Celgene Corp., 3.25%, 8/15/22		3,040,000	3,049,813
Celgene Corp., 3.875%, 8/15/25		2,600,000	2,606,898
Gilead Sciences, Inc., 4.40%, 12/1/21		5,430,000	5,889,275
Gilead Sciences, Inc., 3.65%, 3/1/26		3,640,000	3,656,973
			44,216,720
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		2,600,000	2,639,000
Capital Markets — 0.4%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	4,500,000	6,221,855
Ameriprise Financial, Inc., 4.00%, 10/15/23		$1,410,000	1,477,039
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		8,977,000	9,790,675
Jefferies Group, LLC, 5.125%, 4/13/18		2,860,000	3,006,017
			20,495,586
Chemicals — 0.4%
Ashland, Inc., 4.75%, 8/15/22		2,980,000	2,786,300
Dow Chemical Co. (The), 4.25%, 11/15/20		1,363,000	1,464,665

	Principal Amount	Value
Eastman Chemical Co., 2.70%, 1/15/20	$2,960,000	$2,960,470
Eastman Chemical Co., 3.60%, 8/15/22	1,910,000	1,924,938
Ecolab, Inc., 4.35%, 12/8/21	3,104,000	3,359,152
LyondellBasell Industries NV, 5.00%, 4/15/19	3,470,000	3,744,387
LyondellBasell Industries NV, 4.625%, 2/26/55	2,070,000	1,768,438
Mosaic Co. (The), 5.625%, 11/15/43	1,610,000	1,694,617
		19,702,967
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc., 5.25%, 8/1/20	1,895,000	1,942,375
Covanta Holding Corp., 5.875%, 3/1/24	2,200,000	2,106,500
Pitney Bowes, Inc., 4.625%, 3/15/24	1,690,000	1,706,807
Republic Services, Inc., 3.55%, 6/1/22	4,170,000	4,281,735
Waste Management, Inc., 2.60%, 9/1/16	3,400,000	3,447,080
Waste Management, Inc., 4.75%, 6/30/20	1,120,000	1,245,637
Waste Management, Inc., 4.10%, 3/1/45	2,120,000	1,994,859
		16,724,993
Communications Equipment — 0.2%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	3,870,000	3,899,180
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	3,010,000	3,005,316
Cisco Systems, Inc., 3.00%, 6/15/22	2,720,000	2,775,308
Crown Castle International Corp., 5.25%, 1/15/23	1,050,000	1,114,523
		10,794,327
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	2,830,000	2,872,357
Consumer Finance — 0.9%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	5,240,000	5,669,266
American Express Credit Corp., 2.60%, 9/14/20	1,655,000	1,663,798
Capital One Bank USA N.A., 2.30%, 6/5/19	3,370,000	3,346,471
Capital One Bank USA N.A., 3.375%, 2/15/23	2,150,000	2,095,313
CIT Group, Inc., 4.25%, 8/15/17	6,690,000	6,790,350
CIT Group, Inc., 5.00%, 8/15/22	1,320,000	1,321,650
Discover Bank, 2.00%, 2/21/18	5,031,000	5,004,461
Discover Financial Services, 3.75%, 3/4/25	1,000,000	970,747
Equifax, Inc., 3.30%, 12/15/22	2,420,000	2,436,725
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	6,830,000	6,949,525
HSBC Bank USA N.A., 5.875%, 11/1/34	1,760,000	2,045,298
McGraw Hill Financial, Inc., 3.30%, 8/14/20(1)	1,710,000	1,741,944
PNC Bank N.A., 6.00%, 12/7/17	3,215,000	3,507,449
PNC Bank N.A., 3.80%, 7/25/23	1,100,000	1,137,503
Synchrony Financial, 3.00%, 8/15/19	1,200,000	1,210,654
		45,891,154
Containers and Packaging — 0.3%
Ball Corp., 4.00%, 11/15/23	2,580,000	2,438,100
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	2,260,000	2,353,225

		Principal Amount	Value
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		$2,490,000	$2,458,875
Rock-Tenn Co., 3.50%, 3/1/20		2,010,000	2,083,011
Rock-Tenn Co., 4.00%, 3/1/23		3,410,000	3,505,842
			12,839,053
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		1,600,000	1,497,058
Catholic Health Initiatives, 2.95%, 11/1/22		2,420,000	2,395,282
Johns Hopkins University, 4.08%, 7/1/53		1,030,000	1,021,157
University of Notre Dame du Lac, 3.44%, 2/15/45		1,900,000	1,794,016
			6,707,513
Diversified Financial Services — 3.2%
Ally Financial, Inc., 2.75%, 1/30/17		4,600,000	4,576,494
Ally Financial, Inc., 3.60%, 5/21/18		3,000,000	2,970,000
BNP Paribas SA, 4.375%, 9/28/25(1)		1,700,000	1,661,425
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	2,300,000	2,502,926
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	3,350,000	5,074,339
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	4,450,000	8,390,826
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	9,850,000	10,183,434
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$1,390,000	1,338,695
General Electric Capital Corp., MTN, 5.625%, 9/15/17		5,480,000	5,956,892
General Electric Capital Corp., MTN, 2.20%, 1/9/20		2,000,000	2,023,706
General Electric Capital Corp., MTN, 4.375%, 9/16/20		13,080,000	14,441,327
General Electric Capital Corp., MTN, 4.65%, 10/17/21		4,180,000	4,689,580
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		3,280,000	3,324,152
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		9,430,000	9,674,180
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		7,120,000	7,947,508
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		4,820,000	5,537,886
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		4,710,000	4,854,833
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,000,000	986,152
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		3,570,000	4,268,588
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		1,500,000	1,478,697
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		1,670,000	1,697,811
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		2,200,000	2,212,364
Morgan Stanley, 2.65%, 1/27/20		1,360,000	1,367,349
Morgan Stanley, 5.00%, 11/24/25		8,790,000	9,368,356
Morgan Stanley, MTN, 6.625%, 4/1/18		9,070,000	10,103,898
Morgan Stanley, MTN, 5.625%, 9/23/19		12,340,000	13,793,924
Morgan Stanley, MTN, 3.70%, 10/23/24		4,340,000	4,367,468
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	4,300,000	5,876,755
UBS AG (Stamford Branch), 5.875%, 12/20/17		$2,247,000	2,447,367
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(1)		1,930,000	1,926,115
			155,043,047
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 3.875%, 8/15/21		3,160,000	3,286,470
AT&T, Inc., 3.40%, 5/15/25		7,480,000	7,157,126

	Principal Amount	Value
AT&T, Inc., 6.55%, 2/15/39	$4,053,000	$4,598,850
AT&T, Inc., 4.30%, 12/15/42	3,620,000	3,124,317
British Telecommunications plc, 5.95%, 1/15/18	6,030,000	6,612,552
CenturyLink, Inc., 6.00%, 4/1/17	300,000	309,375
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	3,300,000	3,300,000
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)	2,220,000	2,250,629
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	3,800,000	4,296,858
Frontier Communications Corp., 8.25%, 4/15/17	2,310,000	2,448,600
Frontier Communications Corp., 8.50%, 4/15/20	2,420,000	2,359,500
Frontier Communications Corp., 11.00%, 9/15/25(1)	1,100,000	1,067,000
Orange SA, 4.125%, 9/14/21	2,200,000	2,359,639
Orange SA, 5.50%, 2/6/44	1,570,000	1,717,503
Telecom Italia Capital SA, 6.00%, 9/30/34	1,700,000	1,581,000
Telecom Italia SpA, 5.30%, 5/30/24(1)	2,100,000	2,060,625
Telefonica Emisiones SAU, 5.46%, 2/16/21	3,410,000	3,814,968
Verizon Communications, Inc., 3.65%, 9/14/18	4,000,000	4,217,680
Verizon Communications, Inc., 5.15%, 9/15/23	5,470,000	6,044,541
Verizon Communications, Inc., 5.05%, 3/15/34	8,240,000	8,212,248
Verizon Communications, Inc., 4.75%, 11/1/41	1,890,000	1,768,832
Verizon Communications, Inc., 6.55%, 9/15/43	1,978,000	2,349,710
Verizon Communications, Inc., 4.86%, 8/21/46	4,545,000	4,269,137
Verizon Communications, Inc., 5.01%, 8/21/54	2,984,000	2,740,386
Windstream Services LLC, 7.875%, 11/1/17	1,110,000	1,155,099
		83,102,645
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)	2,480,000	2,306,400
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	3,484,000	3,614,650
Jabil Circuit, Inc., 5.625%, 12/15/20	690,000	725,362
		4,340,012
Energy Equipment and Services — 0.2%
Ensco plc, 4.70%, 3/15/21	3,067,000	2,616,369
Ensco plc, 5.20%, 3/15/25	1,160,000	884,704
Noble Holding International Ltd., 5.95%, 4/1/25	1,210,000	948,929
Schlumberger Investment SA, 3.65%, 12/1/23	2,460,000	2,541,980
Transocean, Inc., 6.50%, 11/15/20	1,240,000	954,800
Weatherford International Ltd., 4.50%, 4/15/22	2,000,000	1,620,244
		9,567,026
Food and Staples Retailing — 0.7%
CVS Health Corp., 3.50%, 7/20/22	4,000,000	4,134,224
CVS Health Corp., 5.125%, 7/20/45	2,500,000	2,700,847
Delhaize Group, 5.70%, 10/1/40	1,280,000	1,359,031
Dollar General Corp., 3.25%, 4/15/23	3,620,000	3,456,550
Kroger Co. (The), 6.40%, 8/15/17	2,000,000	2,179,100
Kroger Co. (The), 3.30%, 1/15/21	6,235,000	6,406,070
Target Corp., 3.50%, 7/1/24	2,160,000	2,258,390
Wal-Mart Stores, Inc., 2.55%, 4/11/23	2,500,000	2,469,437

	Principal Amount	Value
Wal-Mart Stores, Inc., 5.625%, 4/15/41	$1,150,000	$1,393,591
Wal-Mart Stores, Inc., 4.30%, 4/22/44	6,070,000	6,224,239
		32,581,479
Food Products — 0.3%
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,000,000	1,030,053
Kraft Heinz Foods Co., 3.95%, 7/15/25(1)	3,160,000	3,241,013
Kraft Heinz Foods Co., 5.20%, 7/15/45(1)	2,100,000	2,233,858
Mondelez International, Inc., 4.00%, 2/1/24	2,900,000	3,011,441
Tyson Foods, Inc., 6.60%, 4/1/16	2,580,000	2,651,133
Tyson Foods, Inc., 4.50%, 6/15/22	2,370,000	2,515,457
		14,682,955
Gas Utilities — 1.5%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(1)	3,000,000	2,918,949
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,686,609
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,083,804
Enbridge, Inc., 4.50%, 6/10/44	2,130,000	1,670,046
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,146,500
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,616,384
Energy Transfer Partners LP, 3.60%, 2/1/23	3,530,000	3,183,979
Energy Transfer Partners LP, 4.90%, 3/15/35	700,000	567,317
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	1,731,111
Enterprise Products Operating LLC, 6.30%, 9/15/17	1,525,000	1,655,817
Enterprise Products Operating LLC, 3.70%, 2/15/26	2,000,000	1,894,746
Enterprise Products Operating LLC, 4.85%, 3/15/44	5,180,000	4,637,183
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	2,500,000	2,643,750
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	3,360,000	3,723,649
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,230,432
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	3,851,000	3,622,813
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,850,000	3,667,883
Kinder Morgan, Inc., 7.25%, 6/1/18	2,540,000	2,809,827
Kinder Morgan, Inc., 4.30%, 6/1/25	1,210,000	1,089,533
Kinder Morgan, Inc., 5.55%, 6/1/45	1,460,000	1,217,297
Magellan Midstream Partners LP, 6.55%, 7/15/19	1,680,000	1,917,216
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	1,840,000	1,692,800
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	2,480,000	2,287,304
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,011,305
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	4,630,000	4,032,679
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	3,040,000	2,538,400
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	1,000,000	985,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,650,000	1,281,880
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,220,000	856,501
Williams Partners LP, 4.125%, 11/15/20	4,003,000	4,079,069
Williams Partners LP, 5.10%, 9/15/45	1,280,000	982,834

	Principal Amount	Value
Williams Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	$1,450,000	$1,343,332
		72,805,949
Health Care Equipment and Supplies — 0.5%
Becton Dickinson and Co., 3.73%, 12/15/24	5,370,000	5,479,306
Medtronic, Inc., 2.50%, 3/15/20	1,900,000	1,926,934
Medtronic, Inc., 3.50%, 3/15/25	6,590,000	6,735,006
Medtronic, Inc., 4.375%, 3/15/35	4,550,000	4,610,834
St. Jude Medical, Inc., 2.00%, 9/15/18	1,560,000	1,564,730
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	2,080,000	2,089,905
		22,406,715
Health Care Providers and Services — 0.8%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,488,961
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	3,465,000	3,551,625
Express Scripts Holding Co., 2.65%, 2/15/17	3,000,000	3,050,409
Express Scripts Holding Co., 7.25%, 6/15/19	3,290,000	3,836,992
HCA, Inc., 3.75%, 3/15/19	5,910,000	5,907,045
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,011,250
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	2,147,147
UnitedHealth Group, Inc., 2.875%, 12/15/21	3,410,000	3,464,799
UnitedHealth Group, Inc., 2.875%, 3/15/22	4,060,000	4,102,334
UnitedHealth Group, Inc., 3.75%, 7/15/25	1,570,000	1,625,503
Universal Health Services, Inc., 7.125%, 6/30/16	4,140,000	4,278,690
Universal Health Services, Inc., 4.75%, 8/1/22(1)	3,200,000	3,272,000
		37,736,755
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.60%, 5/26/45	1,020,000	1,021,219
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	3,630,000	3,811,500
Wyndham Worldwide Corp., 2.95%, 3/1/17	2,340,000	2,369,276
		7,201,995
Household Durables — 0.4%
D.R. Horton, Inc., 3.625%, 2/15/18	3,770,000	3,845,400
D.R. Horton, Inc., 5.75%, 8/15/23	2,020,000	2,196,750
Lennar Corp., 4.75%, 12/15/17	3,030,000	3,126,581
Lennar Corp., 4.50%, 6/15/19	3,200,000	3,251,200
M.D.C. Holdings, Inc., 5.50%, 1/15/24	2,000,000	2,030,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,986,800
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	1,460,000	1,438,100
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	730,000	719,050
		19,593,881
Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17	4,251,000	4,605,312
General Electric Co., 4.125%, 10/9/42	3,140,000	3,107,096
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	2,330,000	2,293,135
		10,005,543
Insurance — 1.7%
ACE INA Holdings, Inc., 3.15%, 3/15/25	3,950,000	3,858,609

		Principal Amount	Value
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		$2,620,000	$2,580,700
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	4,800,000	6,128,787
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$1,000,000	1,037,225
American International Group, Inc., 4.875%, 6/1/22		8,580,000	9,482,256
American International Group, Inc., 4.50%, 7/16/44		2,150,000	2,120,781
American International Group, Inc., MTN, 5.85%, 1/16/18		1,455,000	1,594,927
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,770,000	3,038,853
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		2,030,000	2,059,218
Berkshire Hathaway, Inc., 4.50%, 2/11/43		3,160,000	3,159,185
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		2,070,000	2,149,262
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		1,190,000	1,391,679
International Lease Finance Corp., 6.25%, 5/15/19		1,670,000	1,782,725
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		440,000	476,447
Liberty Mutual Group, Inc., 4.85%, 8/1/44(1)		2,920,000	2,851,689
Lincoln National Corp., 6.25%, 2/15/20		4,240,000	4,916,284
Markel Corp., 4.90%, 7/1/22		4,070,000	4,451,856
Markel Corp., 3.625%, 3/30/23		1,000,000	996,521
MetLife, Inc., 4.125%, 8/13/42		2,140,000	2,038,202
MetLife, Inc., 4.875%, 11/13/43		1,405,000	1,485,404
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)		2,870,000	2,861,657
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,000,000	1,128,191
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		1,275,000	1,455,173
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		3,740,000	4,238,329
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(1)		1,670,000	1,706,239
Travelers Cos., Inc. (The), 4.60%, 8/1/43		2,050,000	2,145,370
Travelers Cos., Inc. (The), 4.30%, 8/25/45		1,000,000	1,004,123
Voya Financial, Inc., 5.50%, 7/15/22		1,750,000	1,996,675
Voya Financial, Inc., 5.70%, 7/15/43		2,500,000	2,895,630
Voya Financial, Inc., VRN, 5.65%, 5/15/23		700,000	709,100
WR Berkley Corp., 4.625%, 3/15/22		2,450,000	2,604,906
WR Berkley Corp., 4.75%, 8/1/44		1,240,000	1,229,299
XLIT Ltd., 4.45%, 3/31/25		750,000	752,287
			82,327,589
Internet Software and Services — 0.1%
Alibaba Group Holding Ltd., 3.125%, 11/28/21(1)		1,900,000	1,829,191
Netflix, Inc., 5.375%, 2/1/21		2,900,000	3,023,250
			4,852,441
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22		2,520,000	2,635,461
Fidelity National Information Services, Inc., 3.50%, 4/15/23		1,470,000	1,399,346
Xerox Corp., 2.95%, 3/15/17		1,670,000	1,699,133
			5,733,940
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		1,030,000	1,060,109
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		2,157,000	2,166,773

	Principal Amount	Value
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	$2,570,000	$2,715,611
		5,942,493
Machinery — 0.1%
Oshkosh Corp., 5.375%, 3/1/22	4,070,000	4,151,400
Terex Corp., 6.50%, 4/1/20	1,000,000	1,020,000
		5,171,400
Media — 2.1%
21st Century Fox America, Inc., 3.00%, 9/15/22	1,345,000	1,327,732
21st Century Fox America, Inc., 6.90%, 8/15/39	3,110,000	3,814,371
21st Century Fox America, Inc., 4.75%, 9/15/44	2,720,000	2,667,433
CBS Corp., 3.50%, 1/15/25	2,560,000	2,471,314
CBS Corp., 4.85%, 7/1/42	1,240,000	1,143,692
CCO Safari II LLC, 4.91%, 7/23/25(1)	9,120,000	9,093,944
Comcast Corp., 4.40%, 8/15/35	2,070,000	2,088,288
Comcast Corp., 6.40%, 5/15/38	3,970,000	4,985,145
Comcast Corp., 4.75%, 3/1/44	5,390,000	5,640,657
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	2,340,000	2,553,705
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	1,610,000	1,656,345
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,131,010
DISH DBS Corp., 7.125%, 2/1/16	5,130,000	5,174,888
DISH DBS Corp., 4.625%, 7/15/17	3,000,000	3,001,950
Embarq Corp., 8.00%, 6/1/36	1,660,000	1,716,540
Grupo Televisa SAB, 5.00%, 5/13/45	1,000,000	908,381
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,260,000	2,282,934
Lamar Media Corp., 5.375%, 1/15/24	2,630,000	2,669,450
NBCUniversal Media LLC, 5.15%, 4/30/20	1,950,000	2,202,617
NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	5,076,642
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	2,180,000	2,117,325
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	3,380,000	3,349,742
TEGNA, Inc., 5.125%, 7/15/20	4,450,000	4,539,000
Time Warner Cable, Inc., 6.75%, 7/1/18	1,830,000	2,037,753
Time Warner Cable, Inc., 5.50%, 9/1/41	1,020,000	916,955
Time Warner Cable, Inc., 4.50%, 9/15/42	1,770,000	1,405,056
Time Warner, Inc., 4.70%, 1/15/21	2,410,000	2,634,971
Time Warner, Inc., 3.60%, 7/15/25	5,500,000	5,411,257
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,568,581
Time Warner, Inc., 5.35%, 12/15/43	1,520,000	1,606,011
Viacom, Inc., 4.50%, 3/1/21	2,500,000	2,597,238
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,577,649
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	2,500,000	2,306,250
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	3,580,000	3,606,463
		101,281,289
Metals and Mining — 0.4%
Barrick North America Finance LLC, 4.40%, 5/30/21	2,580,000	2,522,420
Barrick North America Finance LLC, 5.75%, 5/1/43	1,010,000	863,195
Freeport-McMoRan, Inc., 3.875%, 3/15/23	1,270,000	950,913

	Principal Amount	Value
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	$2,560,000	$2,125,878
Newmont Mining Corp., 6.25%, 10/1/39	1,090,000	989,377
Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,104,160
Steel Dynamics, Inc., 6.125%, 8/15/19	2,590,000	2,661,225
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,466,824
Vale Overseas Ltd., 5.625%, 9/15/19	4,180,000	4,212,604
		17,896,596
Multi-Utilities — 1.6%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	2,100,000	2,116,706
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	5,119,808
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	1,930,311
Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	2,972,579
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,050,555
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	4,863,013
Dominion Resources, Inc., 2.75%, 9/15/22	1,690,000	1,651,669
Dominion Resources, Inc., 3.625%, 12/1/24	2,310,000	2,314,525
Dominion Resources, Inc., 4.90%, 8/1/41	3,320,000	3,407,864
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	1,910,000	1,721,388
DPL, Inc., 6.50%, 10/15/16	616,000	620,620
Duke Energy Corp., 1.625%, 8/15/17	2,120,000	2,128,463
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,795,406
Duke Energy Florida LLC, 6.35%, 9/15/37	1,307,000	1,721,077
Duke Energy Florida LLC, 3.85%, 11/15/42	2,670,000	2,546,366
Duke Energy Progress, LLC, 4.15%, 12/1/44	1,900,000	1,917,598
Edison International, 3.75%, 9/15/17	2,920,000	3,041,419
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,515,782
FirstEnergy Corp., 2.75%, 3/15/18	1,967,000	1,973,489
FirstEnergy Corp., 4.25%, 3/15/23	2,730,000	2,749,388
Florida Power & Light Co., 4.125%, 2/1/42	2,160,000	2,188,410
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,471,039
IPALCO Enterprises, Inc., 5.00%, 5/1/18	3,010,000	3,168,025
MidAmerican Energy Co., 4.40%, 10/15/44	2,480,000	2,601,178
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	3,070,000	3,046,975
Nisource Finance Corp., 5.65%, 2/1/45	1,760,000	2,010,073
PacifiCorp, 6.00%, 1/15/39	2,340,000	2,911,648
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,770,365
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,688,980
Sempra Energy, 6.50%, 6/1/16	2,090,000	2,163,735
Sempra Energy, 2.40%, 3/15/20	1,850,000	1,850,172
Sempra Energy, 2.875%, 10/1/22	1,070,000	1,051,302
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,099,353
Virginia Electric and Power Co., 4.45%, 2/15/44	1,140,000	1,197,462
Xcel Energy, Inc., 4.80%, 9/15/41	1,410,000	1,463,304
		78,840,047
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	1,970,000	1,856,642
Target Corp., 4.00%, 7/1/42	1,140,000	1,124,748
		2,981,390

	Principal Amount	Value
Oil, Gas and Consumable Fuels — 2.0%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	$1,000,000	$1,017,500
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	1,170,000	1,184,625
Anadarko Petroleum Corp., 5.95%, 9/15/16	1,860,000	1,933,396
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,733,134
Apache Corp., 4.75%, 4/15/43	1,000,000	906,162
BP Capital Markets plc, 3.51%, 3/17/25	1,880,000	1,861,008
California Resources Corp., 5.50%, 9/15/21	2,200,000	1,353,000
Chesapeake Energy Corp., 4.875%, 4/15/22	3,030,000	1,992,225
Chevron Corp., 2.43%, 6/24/20	1,500,000	1,520,814
Cimarex Energy Co., 4.375%, 6/1/24	3,490,000	3,405,280
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,021,730
Concho Resources, Inc., 7.00%, 1/15/21	4,355,000	4,442,100
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,344,910
Continental Resources, Inc., 5.00%, 9/15/22	3,530,000	3,093,163
Devon Energy Corp., 5.00%, 6/15/45	700,000	636,894
Ecopetrol SA, 4.125%, 1/16/25	1,220,000	1,030,900
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,559,341
Exxon Mobil Corp., 2.71%, 3/6/25	4,230,000	4,152,688
Hess Corp., 6.00%, 1/15/40	1,280,000	1,231,904
Marathon Petroleum Corp., 3.50%, 3/1/16	1,660,000	1,677,017
Newfield Exploration Co., 5.75%, 1/30/22	3,640,000	3,549,000
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,111,363
Petrobras Global Finance BV, 5.75%, 1/20/20	4,120,000	3,100,300
Petrobras Global Finance BV, 5.375%, 1/27/21	3,830,000	2,804,326
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	3,864,240
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,151,900
Petroleos Mexicanos, 6.625%, 6/15/35	1,510,000	1,423,175
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,629,760
Petroleos Mexicanos, 5.50%, 6/27/44	2,910,000	2,349,825
Phillips 66, 4.30%, 4/1/22	4,730,000	4,964,665
Phillips 66, 4.65%, 11/15/34	2,600,000	2,540,062
Shell International Finance BV, 2.375%, 8/21/22	2,100,000	2,029,946
Shell International Finance BV, 3.25%, 5/11/25	2,160,000	2,141,227
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,578,298
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,607,215
Statoil ASA, 2.45%, 1/17/23	3,670,000	3,505,716
Statoil ASA, 3.95%, 5/15/43	1,060,000	994,282
Statoil ASA, 4.80%, 11/8/43	1,070,000	1,144,060
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	2,030,000	2,126,425
Talisman Energy, Inc., 7.75%, 6/1/19	2,130,000	2,394,872
Tesoro Corp., 5.375%, 10/1/22	1,620,000	1,595,700
Total Capital SA, 2.125%, 8/10/18	2,550,000	2,592,575
Whiting Petroleum Corp., 5.00%, 3/15/19	2,300,000	2,012,500
		96,309,223

	Principal Amount	Value
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 2.54%, 11/15/19(1)	$3,440,000	$3,460,730
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	4,775,000	5,357,049
International Paper Co., 3.80%, 1/15/26	1,130,000	1,116,165
International Paper Co., 6.00%, 11/15/41	1,070,000	1,156,446
		11,090,390
Pharmaceuticals — 0.6%
Actavis Funding SCS, 3.85%, 6/15/24	4,150,000	4,056,687
Actavis Funding SCS, 4.55%, 3/15/35	1,960,000	1,809,805
Actavis, Inc., 1.875%, 10/1/17	2,370,000	2,365,310
Actavis, Inc., 3.25%, 10/1/22	3,180,000	3,098,961
Actavis, Inc., 4.625%, 10/1/42	1,420,000	1,318,243
Baxalta, Inc., 4.00%, 6/23/25(1)	3,520,000	3,533,816
Forest Laboratories LLC, 4.375%, 2/1/19(1)	750,000	794,494
Forest Laboratories LLC, 4.875%, 2/15/21(1)	3,370,000	3,644,325
Merck & Co., Inc., 2.40%, 9/15/22	2,270,000	2,216,287
Merck & Co., Inc., 3.70%, 2/10/45	1,240,000	1,141,380
Perrigo Finance plc, 3.90%, 12/15/24	3,000,000	2,961,561
Roche Holdings, Inc., 3.35%, 9/30/24(1)	1,300,000	1,333,825
Roche Holdings, Inc., 4.00%, 11/28/44(1)	1,850,000	1,868,642
		30,143,336
Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 5.05%, 9/1/20	2,090,000	2,286,916
DDR Corp., 4.75%, 4/15/18	5,930,000	6,279,497
DDR Corp., 3.625%, 2/1/25	1,460,000	1,394,726
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,162,488
Essex Portfolio LP, 3.375%, 1/15/23	1,430,000	1,427,991
Essex Portfolio LP, 3.25%, 5/1/23	1,010,000	987,689
HCP, Inc., 3.75%, 2/1/16	4,600,000	4,639,523
Hospitality Properties Trust, 4.65%, 3/15/24	4,830,000	4,846,277
Hospitality Properties Trust, 4.50%, 3/15/25	1,850,000	1,816,904
Host Hotels & Resorts LP, 6.00%, 10/1/21	1,370,000	1,552,003
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,450,000	1,422,186
Kilroy Realty LP, 3.80%, 1/15/23	3,750,000	3,739,091
Kilroy Realty LP, 4.375%, 10/1/25	760,000	768,741
Realty Income Corp., 4.125%, 10/15/26	1,090,000	1,113,458
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,696,503
Senior Housing Properties Trust, 4.75%, 5/1/24	2,460,000	2,471,277
Ventas Realty LP, 4.125%, 1/15/26	1,600,000	1,616,794
Welltower, Inc., 2.25%, 3/15/18	960,000	965,417
Welltower, Inc., 3.75%, 3/15/23	2,590,000	2,587,016
		44,774,497
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,499,213
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	1,480,000	1,546,979
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,780,000	2,907,524
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,489,577

	Principal Amount	Value
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	$1,170,000	$1,095,243
CSX Corp., 4.25%, 6/1/21	1,400,000	1,509,222
CSX Corp., 3.40%, 8/1/24	1,840,000	1,866,842
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,801,429
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	2,038,968
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	3,420,000	3,441,262
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(1)	1,700,000	1,664,319
Union Pacific Corp., 4.00%, 2/1/21	1,810,000	1,951,468
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,659,641
		28,471,687
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 3.70%, 7/29/25	1,650,000	1,697,284
KLA-Tencor Corp., 4.65%, 11/1/24	1,100,000	1,101,654
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	3,000,000	3,015,000
		5,813,938
Software — 0.5%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	2,980,000	3,143,900
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,422,076
Microsoft Corp., 2.70%, 2/12/25	4,130,000	4,053,748
Oracle Corp., 3.625%, 7/15/23	570,000	594,024
Oracle Corp., 3.40%, 7/8/24	5,990,000	6,087,038
Oracle Corp., 2.95%, 5/15/25	4,500,000	4,394,525
Oracle Corp., 4.30%, 7/8/34	2,380,000	2,391,826
		26,087,137
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.625%, 6/1/22	2,930,000	2,931,752
Home Depot, Inc. (The), 3.35%, 9/15/25	1,650,000	1,683,114
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	4,698,840
Lowe's Cos., Inc., 3.375%, 9/15/25	661,000	669,811
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	4,150,000	4,326,375
United Rentals North America, Inc., 4.625%, 7/15/23	2,890,000	2,810,525
		17,120,417
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.85%, 5/6/21	2,520,000	2,590,205
Apple, Inc., 3.20%, 5/13/25	7,570,000	7,629,205
Dell, Inc., 3.10%, 4/1/16	820,000	821,025
Hewlett-Packard Co., 4.30%, 6/1/21	3,070,000	3,215,696
Hewlett-Packard Enterprise Co., 3.60%, 10/15/20(1)(2)	3,330,000	3,329,067
Seagate HDD Cayman, 4.75%, 6/1/23	4,270,000	4,200,510
		21,785,708
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	4,164,000	4,325,355
L Brands, Inc., 6.90%, 7/15/17	1,830,000	1,980,975
PVH Corp., 4.50%, 12/15/22	2,920,000	2,839,700
		9,146,030

	Principal Amount	Value
Tobacco — 0.3%
Altria Group, Inc., 2.85%, 8/9/22	$5,270,000	$5,157,480
Philip Morris International, Inc., 4.125%, 5/17/21	3,860,000	4,155,997
Reynolds American, Inc., 4.45%, 6/12/25	4,000,000	4,195,200
		13,508,677
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,342,300
Sprint Communications, 6.00%, 12/1/16	2,210,000	2,182,375
Sprint Communications, 9.00%, 11/15/18(1)	2,320,000	2,441,800
T-Mobile USA, Inc., 6.46%, 4/28/19	3,850,000	3,927,000
Vodafone Group plc, 5.625%, 2/27/17	3,320,000	3,513,264
		16,406,739
TOTAL CORPORATE BONDS (Cost $1,646,460,134)		1,637,539,501
U.S. TREASURY SECURITIES — 29.5%
U.S. Treasury Bonds, 3.50%, 2/15/39	58,000,000	65,472,024
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	27,284,108
U.S. Treasury Bonds, 4.625%, 2/15/40	23,250,000	30,920,826
U.S. Treasury Bonds, 4.375%, 5/15/41	11,500,000	14,834,701
U.S. Treasury Bonds, 2.75%, 11/15/42	19,500,000	19,005,890
U.S. Treasury Bonds, 2.875%, 5/15/43	13,350,000	13,316,972
U.S. Treasury Bonds, 3.125%, 8/15/44	36,650,000	38,387,063
U.S. Treasury Bonds, 3.00%, 11/15/44	16,240,000	16,599,472
U.S. Treasury Bonds, 2.50%, 2/15/45	22,050,000	20,319,296
U.S. Treasury Bonds, 3.00%, 5/15/45	800,000	819,484
U.S. Treasury Notes, VRN, 0.07%, 10/6/15	256,243,800	256,181,789
U.S. Treasury Notes, 0.375%, 11/15/15(3)	10,000,000	10,003,610
U.S. Treasury Notes, 0.875%, 2/28/17	10,000,000	10,053,910
U.S. Treasury Notes, 0.75%, 10/31/17	7,550,000	7,562,586
U.S. Treasury Notes, 0.875%, 1/31/18	42,000,000	42,117,558
U.S. Treasury Notes, 1.00%, 2/15/18	127,950,000	128,660,506
U.S. Treasury Notes, 1.00%, 3/15/18	144,250,000	145,037,893
U.S. Treasury Notes, 0.75%, 4/15/18	78,000,000	77,894,856
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	8,054,223
U.S. Treasury Notes, 1.00%, 5/31/18	40,640,000	40,800,081
U.S. Treasury Notes, 1.375%, 6/30/18	15,360,000	15,570,601
U.S. Treasury Notes, 1.375%, 11/30/18	35,000,000	35,436,800
U.S. Treasury Notes, 1.75%, 9/30/19	65,000,000	66,394,770
U.S. Treasury Notes, 1.625%, 12/31/19	50,000,000	50,764,950
U.S. Treasury Notes, 1.25%, 1/31/20	21,400,000	21,384,121
U.S. Treasury Notes, 1.375%, 2/29/20	32,000,000	32,153,760
U.S. Treasury Notes, 1.375%, 3/31/20	46,900,000	47,060,586
U.S. Treasury Notes, 1.375%, 4/30/20	11,300,000	11,333,030
U.S. Treasury Notes, 1.50%, 5/31/20	43,000,000	43,389,666
U.S. Treasury Notes, 1.625%, 6/30/20	106,500,000	107,879,069
U.S. Treasury Notes, 1.75%, 5/15/22	39,650,000	39,733,899
TOTAL U.S. TREASURY SECURITIES (Cost $1,414,961,890)		1,444,428,100

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 26.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.6%
FHLMC, VRN, 1.76%, 10/15/15	$3,144,596	$3,227,302
FHLMC, VRN, 1.84%, 10/15/15	7,147,568	7,352,042
FHLMC, VRN, 1.97%, 10/15/15	4,104,483	4,235,544
FHLMC, VRN, 1.98%, 10/15/15	5,569,979	5,751,206
FHLMC, VRN, 2.05%, 10/15/15	10,118,246	10,359,266
FHLMC, VRN, 2.32%, 10/15/15	11,274,674	11,459,814
FHLMC, VRN, 2.42%, 10/15/15	1,926,746	2,054,404
FHLMC, VRN, 2.45%, 10/15/15	12,240,299	13,027,477
FHLMC, VRN, 2.50%, 10/15/15	1,590,312	1,695,330
FHLMC, VRN, 2.53%, 10/15/15	1,287,431	1,367,497
FHLMC, VRN, 2.63%, 10/15/15	1,590,374	1,687,673
FHLMC, VRN, 2.63%, 10/15/15	2,354,345	2,503,979
FHLMC, VRN, 2.86%, 10/15/15	1,930,690	2,000,031
FHLMC, VRN, 2.98%, 10/15/15	966,852	1,025,207
FHLMC, VRN, 3.26%, 10/15/15	3,586,404	3,798,665
FHLMC, VRN, 3.73%, 10/15/15	4,608,657	4,854,111
FHLMC, VRN, 3.78%, 10/15/15	2,459,662	2,587,149
FHLMC, VRN, 4.04%, 10/15/15	2,803,905	2,953,352
FHLMC, VRN, 4.21%, 10/15/15	3,256,261	3,443,598
FHLMC, VRN, 4.62%, 10/15/15	1,996,928	2,104,489
FHLMC, VRN, 5.13%, 10/15/15	490,417	520,840
FHLMC, VRN, 5.80%, 10/15/15	6,556,357	6,980,340
FHLMC, VRN, 5.95%, 10/15/15	4,359,412	4,639,784
FHLMC, VRN, 6.11%, 10/15/15	2,759,879	2,928,582
FNMA, VRN, 1.91%, 10/25/15	1,417,961	1,493,876
FNMA, VRN, 1.94%, 10/25/15	11,214,827	11,790,964
FNMA, VRN, 1.94%, 10/25/15	3,272,299	3,410,404
FNMA, VRN, 1.94%, 10/25/15	7,719,330	8,023,901
FNMA, VRN, 1.94%, 10/25/15	6,345,216	6,657,414
FNMA, VRN, 2.01%, 10/25/15	13,183,030	13,802,178
FNMA, VRN, 2.31%, 10/25/15	1,773,775	1,895,868
FNMA, VRN, 2.33%, 10/25/15	809,692	862,904
FNMA, VRN, 2.70%, 10/25/15	8,261,406	8,529,548
FNMA, VRN, 3.15%, 10/25/15	2,131,510	2,249,635
FNMA, VRN, 3.36%, 10/25/15	1,690,885	1,779,989
FNMA, VRN, 3.64%, 10/25/15	3,176,055	3,341,281
FNMA, VRN, 3.92%, 10/25/15	4,664,961	4,960,890
FNMA, VRN, 5.07%, 10/25/15	3,475,926	3,711,145
FNMA, VRN, 6.06%, 10/25/15	658,447	706,629
		175,774,308
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.6%
FHLMC, 6.50%, 6/1/16	4,817	4,851
FHLMC, 6.50%, 6/1/16	1,736	1,759
FHLMC, 5.00%, 11/1/17	68,653	71,422
FHLMC, 4.50%, 1/1/19	15,655	16,217
FHLMC, 5.00%, 1/1/21	1,357,518	1,445,776

	Principal Amount	Value
FHLMC, 5.00%, 4/1/21	$293,913	$312,983
FHLMC, 7.00%, 9/1/27	3,491	4,116
FHLMC, 6.50%, 1/1/28	5,365	6,245
FHLMC, 7.00%, 2/1/28	847	981
FHLMC, 6.50%, 3/1/29	32,069	37,304
FHLMC, 6.50%, 6/1/29	32,245	36,907
FHLMC, 7.00%, 8/1/29	4,176	4,755
FHLMC, 5.00%, 4/1/31	5,756,362	6,351,662
FHLMC, 5.00%, 5/1/31	6,606,627	7,281,657
FHLMC, 6.50%, 5/1/31	994	1,137
FHLMC, 6.50%, 5/1/31	21,210	24,279
FHLMC, 6.50%, 6/1/31	684	782
FHLMC, 6.50%, 6/1/31	103	118
FHLMC, 6.50%, 6/1/31	1,272	1,455
FHLMC, 6.50%, 6/1/31	2,761	3,159
FHLMC, 5.50%, 12/1/33	422,299	477,518
FHLMC, 6.00%, 9/1/35	6,378,159	7,283,599
FHLMC, 5.50%, 12/1/37	408,737	452,820
FHLMC, 5.50%, 1/1/38	878,666	972,826
FHLMC, 6.00%, 2/1/38	3,615,986	4,081,512
FHLMC, 5.50%, 4/1/38	1,177,498	1,304,645
FHLMC, 6.00%, 8/1/38	200,062	227,177
FHLMC, 6.50%, 7/1/47	16,869	18,680
FNMA, 3.00%, 10/14/15(5)	45,000,000	45,632,107
FNMA, 3.50%, 10/14/15(5)	145,000,000	151,321,147
FNMA, 4.00%, 10/14/15(5)	139,000,000	148,306,485
FNMA, 4.50%, 10/14/15(5)	20,000,000	21,687,501
FNMA, 5.00%, 10/14/15(5)	51,000,000	56,209,561
FNMA, 5.50%, 10/14/15(5)	12,000,000	13,406,085
FNMA, 5.50%, 12/1/16	27,029	27,512
FNMA, 5.50%, 12/1/16	3,458	3,497
FNMA, 5.00%, 6/1/18	874,733	909,433
FNMA, 4.50%, 5/1/19	319,021	331,347
FNMA, 2.625%, 9/6/24	7,760,000	7,959,471
FNMA, 6.50%, 1/1/26	23,885	27,305
FNMA, 7.00%, 12/1/27	3,915	4,229
FNMA, 6.50%, 1/1/28	4,040	4,618
FNMA, 7.50%, 4/1/28	20,771	23,632
FNMA, 7.00%, 5/1/28	19,938	21,041
FNMA, 7.00%, 6/1/28	647	710
FNMA, 6.50%, 1/1/29	4,669	5,422
FNMA, 6.50%, 4/1/29	14,808	16,929
FNMA, 7.00%, 7/1/29	5,387	5,915
FNMA, 7.50%, 7/1/29	46,981	54,030
FNMA, 7.50%, 9/1/30	10,538	12,637
FNMA, 6.625%, 11/15/30	38,000,000	54,981,136
FNMA, 5.00%, 6/1/31	5,416,976	5,992,674

	Principal Amount	Value
FNMA, 5.00%, 7/1/31	$8,867,780	$9,810,291
FNMA, 7.00%, 9/1/31	58,319	65,792
FNMA, 6.50%, 1/1/32	17,680	20,207
FNMA, 6.50%, 8/1/32	4,381	5,009
FNMA, 6.50%, 8/1/32	76,795	89,890
FNMA, 5.50%, 2/1/33	3,969,124	4,471,654
FNMA, 5.00%, 6/1/33	4,292,434	4,753,379
FNMA, 5.50%, 6/1/33	217,437	246,132
FNMA, 5.50%, 7/1/33	1,413,861	1,592,114
FNMA, 5.00%, 8/1/33	677,680	750,866
FNMA, 5.50%, 8/1/33	485,522	542,085
FNMA, 5.50%, 9/1/33	676,868	767,367
FNMA, 5.00%, 11/1/33	2,669,734	2,957,384
FNMA, 6.00%, 12/1/33	2,042,759	2,333,825
FNMA, 5.50%, 1/1/34	692,140	780,232
FNMA, 5.50%, 2/1/34	2,723,321	3,077,237
FNMA, 5.00%, 3/1/34	1,545,861	1,712,529
FNMA, 4.50%, 1/1/35	11,014,079	11,999,440
FNMA, 5.00%, 4/1/35	3,838,267	4,241,026
FNMA, 5.00%, 6/1/35	2,852,427	3,157,465
FNMA, 5.00%, 7/1/35	5,387,266	5,968,564
FNMA, 5.00%, 8/1/35	168,639	185,679
FNMA, 4.50%, 9/1/35	685,502	746,104
FNMA, 5.00%, 10/1/35	1,544,478	1,703,181
FNMA, 5.50%, 12/1/35	7,976,822	8,992,044
FNMA, 5.00%, 2/1/36	1,000,319	1,103,196
FNMA, 5.50%, 4/1/36	1,083,622	1,217,753
FNMA, 5.50%, 5/1/36	2,165,730	2,433,665
FNMA, 5.50%, 7/1/36	510,448	572,948
FNMA, 5.50%, 2/1/37	283,577	317,691
FNMA, 5.50%, 5/1/37	535,147	598,366
FNMA, 6.00%, 8/1/37	689,142	778,635
FNMA, 6.50%, 8/1/37	381,949	428,801
FNMA, 6.00%, 9/1/37	3,566,620	4,042,501
FNMA, 6.00%, 11/1/37	5,038,668	5,753,867
FNMA, 5.50%, 12/1/37	2,629,230	2,935,135
FNMA, 5.50%, 2/1/38	629,993	703,547
FNMA, 5.50%, 6/1/38	1,075,193	1,200,416
FNMA, 6.00%, 9/1/38	130,581	142,868
FNMA, 5.50%, 12/1/38	2,679,499	3,030,103
FNMA, 5.00%, 1/1/39	1,615,828	1,806,456
FNMA, 5.50%, 1/1/39	11,934,391	13,360,481
FNMA, 4.50%, 2/1/39	2,746,774	2,985,004
FNMA, 5.00%, 2/1/39	5,447,613	6,047,065
FNMA, 4.50%, 4/1/39	4,352,265	4,800,778
FNMA, 4.50%, 5/1/39	10,845,910	11,964,942
FNMA, 6.50%, 5/1/39	2,818,824	3,222,402

	Principal Amount	Value
FNMA, 5.00%, 8/1/39	$5,418,266	$6,058,079
FNMA, 4.50%, 10/1/39	17,857,382	19,769,893
FNMA, 4.00%, 10/1/40	16,928,263	18,334,841
FNMA, 4.50%, 11/1/40	15,350,653	16,893,552
FNMA, 4.00%, 8/1/41	16,257,033	17,538,467
FNMA, 4.50%, 9/1/41	10,445,440	11,367,979
FNMA, 3.50%, 10/1/41	20,195,087	21,134,174
FNMA, 5.00%, 1/1/42	9,536,323	10,528,557
FNMA, 3.50%, 6/1/42	36,677,689	38,511,532
FNMA, 3.50%, 8/1/42	3,512,498	3,675,613
FNMA, 6.50%, 8/1/47	54,362	60,465
FNMA, 6.50%, 8/1/47	99,569	110,792
FNMA, 6.50%, 9/1/47	101,623	113,134
FNMA, 6.50%, 9/1/47	5,613	6,249
FNMA, 6.50%, 9/1/47	38,162	42,480
FNMA, 6.50%, 9/1/47	55,468	61,768
FNMA, 6.50%, 9/1/47	14,812	16,483
GNMA, 3.00%, 10/21/15(5)	25,000,000	25,526,363
GNMA, 3.50%, 10/21/15(5)	64,000,000	67,077,499
GNMA, 4.00%, 10/21/15(5)	25,000,000	26,635,258
GNMA, 7.00%, 11/15/22	11,130	12,085
GNMA, 7.00%, 4/20/26	3,387	4,019
GNMA, 7.50%, 8/15/26	7,151	8,668
GNMA, 8.00%, 8/15/26	3,393	3,937
GNMA, 7.50%, 5/15/27	7,729	8,654
GNMA, 8.00%, 6/15/27	11,055	11,528
GNMA, 7.50%, 11/15/27	1,780	1,834
GNMA, 7.00%, 2/15/28	3,533	3,584
GNMA, 7.50%, 2/15/28	3,138	3,206
GNMA, 6.50%, 3/15/28	11,477	13,171
GNMA, 7.00%, 4/15/28	1,909	1,915
GNMA, 6.50%, 5/15/28	861	988
GNMA, 6.50%, 5/15/28	31,761	36,447
GNMA, 7.00%, 12/15/28	6,254	6,509
GNMA, 7.00%, 5/15/31	31,985	38,239
GNMA, 4.50%, 8/15/33	2,122,630	2,320,835
GNMA, 6.00%, 9/20/38	1,483,638	1,667,014
GNMA, 5.50%, 11/15/38	3,092,880	3,519,534
GNMA, 5.50%, 11/15/38	1,390,311	1,583,458
GNMA, 6.00%, 1/20/39	449,932	505,543
GNMA, 5.00%, 3/20/39	3,017,751	3,361,736
GNMA, 4.50%, 4/15/39	4,279,853	4,654,607
GNMA, 4.50%, 11/15/39	26,531,374	29,183,857
GNMA, 4.50%, 1/15/40	2,282,354	2,482,218
GNMA, 4.00%, 7/15/40	4,080,565	4,354,811
GNMA, 4.00%, 11/20/40	35,981,698	38,681,158
GNMA, 4.50%, 12/15/40	8,311,562	9,144,593

	Principal Amount	Value
GNMA, 4.50%, 7/20/41	$14,208,984	$15,454,937
GNMA, 3.50%, 6/20/42	12,252,947	12,885,134
GNMA, 3.50%, 7/20/42	18,795,096	19,764,829
		1,110,969,108
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,258,099,825)		1,286,743,416
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 5.3%
Private Sponsor Collateralized Mortgage Obligations — 4.9%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.58%, 10/1/15	4,241,447	4,243,920
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,406,458	1,099,023
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.76%, 10/1/15	3,086,109	3,081,606
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	1,252,287	1,252,451
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 10/1/15	3,185,716	3,185,844
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	3,798,446	3,967,454
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.625%, 10/1/15	4,518,988	4,521,691
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.77%, 10/1/15	4,316,200	4,182,176
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	1,579,321	1,654,291
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.26%, 10/1/15	6,614,506	6,579,787
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.01%, 10/1/15	8,034,737	7,924,826
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 10/1/15	1,850,546	1,832,150
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	3,015,759	3,192,441
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,062,394	1,115,241
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	150,148	148,065
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	470,665	453,900
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 10/1/15	772,923	763,288
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 2.69%, 10/1/15	2,380,821	2,384,487
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.30%, 10/1/15	10,976,265	10,875,618
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 10/1/15	2,969,464	2,853,818
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.30%, 10/1/15	3,233,479	3,154,639
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.68%, 10/1/15	4,478,866	4,462,872
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.55%, 10/1/15	5,821,971	5,782,638
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.70%, 10/1/15	13,952,640	14,029,840

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 10/1/15	$5,293,954	$5,357,106
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	555,343	563,256
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.52%, 10/1/15	2,115,049	2,097,718
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 10/1/15	2,345,859	2,340,060
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 10/1/15	4,242,156	4,043,292
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.62%, 10/1/15	3,621,607	3,651,652
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/15(1)	3,611,059	3,625,345
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 10/1/15	2,587,141	2,662,617
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.19%, 10/25/15	3,889,554	3,841,029
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 10/1/15	5,070,287	4,987,991
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.46%, 10/1/15	2,535,143	2,552,281
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 10/1/15	1,104,775	1,100,083
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/15	1,231,790	1,238,646
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(1)	2,544,975	2,634,050
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 2.54%, 10/1/15	5,116,650	5,114,721
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.44%, 10/1/15	845,245	847,244
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 10/1/15	7,495,985	7,503,668
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 10/26/15	8,767,363	8,474,410
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,186,865	1,225,784
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 10/1/15	5,676,124	5,652,647
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.65%, 10/1/15	1,073,055	1,076,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 2.62%, 10/1/15	3,619,578	3,614,138
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 2.74%, 10/1/15	6,693,095	6,750,876
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.74%, 10/1/15	996,649	1,007,006
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.72%, 10/1/15	4,120,137	4,234,199
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 10/15/15	7,479,402	7,497,472
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	2,763,536	2,905,847
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	2,801,378	2,949,743
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.70%, 10/1/15	5,704,013	5,843,961

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.68%, 10/1/15	$1,831,009	$1,869,857
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.67%, 10/1/15	4,095,689	4,169,684
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.72%, 10/1/15	1,419,976	1,406,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 10/1/15	647,428	656,400
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 10/1/15	4,034,754	4,048,489
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.66%, 10/1/15	1,192,400	1,201,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	4,650,191	4,766,702
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	4,618,198	4,787,515
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	1,787,286	1,792,960
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,850,131	1,920,293
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 10/1/15	1,425,891	1,326,301
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	1,999,506	2,062,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	2,598,549	2,687,990
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	1,846,407	1,910,859
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	672,593	686,068
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 10/1/15	2,983,540	2,970,845
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	3,486,964	3,688,331
		240,088,367
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2684, Class FP, VRN, 0.71%, 10/15/15	1,429,506	1,433,205
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	850,245	920,467
FHLMC, Series 3397, Class GF, VRN, 0.71%, 10/15/15	1,898,579	1,911,942
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	2,922	3,164
FNMA, Series 2006-43, Class FM, VRN, 0.49%, 10/25/15	2,108,850	2,122,253
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 10/25/15	4,425,741	4,450,767
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	6,025,058	6,023,865
GNMA, Series 2007-5, Class FA, VRN, 0.36%, 10/20/15	4,004,762	3,994,115
		20,859,778
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $259,301,136)		260,948,145
ASSET-BACKED SECURITIES(4) — 4.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)	9,815,000	9,872,909
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	11,350,000	11,569,844
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(1)	12,275,000	12,427,854

	Principal Amount	Value
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.57%, 10/15/15	$10,900,000	$10,879,492
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.71%, 10/15/15(1)	12,700,000	12,673,654
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.46%, 10/15/15	12,000,000	11,945,016
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.62%, 10/7/15(1)	11,200,767	11,169,136
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	3,952,064	3,949,657
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	4,186,363	4,182,432
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(1)	18,198,121	18,170,123
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	16,350,000	16,407,315
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.38%, 10/15/15	5,636,550	5,632,480
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.75%, 10/13/15(1)	6,130,252	6,131,205
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.60%, 10/13/15(1)	6,821,490	6,810,712
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	3,255,922	3,283,358
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	9,621,697	9,522,949
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.66%, 10/17/15(1)	8,667,109	8,635,335
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	3,644,885	3,644,136
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	5,625,000	5,624,843
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	6,997,726	7,013,240
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(1)	11,013,341	11,021,767
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	9,418,662	9,495,919
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	8,537,113	8,588,019
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.54%, 10/15/15	11,750,000	11,752,403
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	3,072,597	3,088,113
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(1)	10,200,000	10,204,340
TOTAL ASSET-BACKED SECURITIES (Cost $233,785,615)		233,696,251
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	13,550,000	13,813,575
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.00%, 10/15/15(1)	11,275,000	11,257,456
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	12,500,000	12,654,950

	Principal Amount	Value
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	$14,000,000	$14,350,259
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.16%, 10/15/15(1)	18,196,247	18,061,504
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.01%, 10/15/15(1)	11,015,000	10,948,756
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	9,966,000	10,882,703
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/1/15	10,025,000	10,728,524
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/1/15	2,000,000	2,117,768
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	13,475,000	14,373,769
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.35%, 10/1/15(1)	5,275,000	5,266,935
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	13,625,000	13,841,195
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	19,600,000	19,852,507
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,155,101
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/15(1)	17,600,000	18,088,954
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/15	6,685,000	6,934,608
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	7,225,000	7,912,473
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.11%, 10/15/15(1)	12,925,000	12,851,134
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	1,087,949	1,098,866
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/15(1)	10,960,000	11,211,899
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $222,276,648)		225,402,936
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.6%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	1,780,000	1,735,500
Brazilian Government International Bond, 2.625%, 1/5/23	3,660,000	2,973,750
Brazilian Government International Bond, 4.25%, 1/7/25	1,320,000	1,156,650
		5,865,900
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	1,580,000	1,639,250
Chile Government International Bond, 3.625%, 10/30/42	1,500,000	1,286,250
		2,925,500
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	5,510,000	5,625,710
Colombia Government International Bond, 6.125%, 1/18/41	1,200,000	1,194,000
		6,819,710
Italy†
Italy Government International Bond, 6.875%, 9/27/23	1,920,000	2,443,254
Mexico — 0.4%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	7,100,000	7,971,525

		Principal Amount	Value
Mexico Government International Bond, 5.125%, 1/15/20		$3,290,000	$3,627,225
Mexico Government International Bond, 6.05%, 1/11/40		1,480,000	1,626,150
Mexico Government International Bond, MTN, 4.75%, 3/8/44		6,350,000	5,810,250
			19,035,150
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		680,000	783,700
Peruvian Government International Bond, 5.625%, 11/18/50		2,640,000	2,739,000
			3,522,700
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		4,170,000	4,493,058
Philippine Government International Bond, 6.375%, 10/23/34		2,840,000	3,723,146
			8,216,204
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		2,400,000	2,708,520
Poland Government International Bond, 3.00%, 3/17/23		1,290,000	1,290,844
			3,999,364
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		1,500,000	1,489,875
South Korea — 0.1%
Korea Development Bank (The), 3.25%, 3/9/16		3,480,000	3,513,638
Spain — 2.3%
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	102,970,000	112,846,771
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$4,270,000	3,810,484
Turkey Government International Bond, 4.25%, 4/14/26		1,310,000	1,199,935
Turkey Government International Bond, 4.875%, 4/16/43		1,160,000	970,050
			5,980,469
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		1,630,000	1,295,850
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $177,278,156)			177,954,385
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40		2,659,000	3,513,416
California GO, (Building Bonds), 6.65%, 3/1/22		1,660,000	2,025,549
California GO, (Building Bonds), 7.55%, 4/1/39		1,325,000	1,919,951
California GO, (Building Bonds), 7.30%, 10/1/39		3,660,000	5,074,078
California GO, (Building Bonds), 7.60%, 11/1/40		1,055,000	1,552,063
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		3,462,000	3,255,942
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35		1,665,000	1,830,901
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49		1,600,000	2,216,832
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		620,000	747,770
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27		1,000,000	1,220,000
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41		795,000	958,039
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40		2,235,000	2,897,566
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		1,470,000	1,928,860

	Principal Amount/ Shares	Value
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	$2,050,000	$2,431,382
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	680,000	942,670
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	1,000,000	1,342,920
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	2,830,000	3,202,485
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,796,527
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	1,385,000	1,634,535
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,000,000	2,161,960
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	1,000,000	969,860
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	3,695,000	4,336,267
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	2,943,472
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,620,000	3,078,107
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	1,700,000	2,178,958
San Diego County Regional Airport Authority Rev., Series 2014 B, (Taxable Senior Consol Rental Car), 5.59%, 7/1/43	1,315,000	1,436,309
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	2,375,000	2,889,591
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	1,135,000	1,598,784
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	2,990,000	3,653,929
TOTAL MUNICIPAL SECURITIES (Cost $55,371,412)		65,738,723
TEMPORARY CASH INVESTMENTS(6) — 2.0%
Credit Agricole Corporate and Investment Bank, 0.06%, 10/1/15 (LOC: Credit Agricole SA)(7)	55,770,000	55,769,873
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $30,354,188), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $29,759,008)		29,759,000
SSgA U.S. Government Money Market Fund, Class N	11,270,987	11,270,987
TOTAL TEMPORARY CASH INVESTMENTS (Cost $96,799,987)		96,799,860
TOTAL INVESTMENT SECURITIES — 110.7% (Cost $5,364,334,803)		5,429,251,317
OTHER ASSETS AND LIABILITIES(8) — (10.7)%		(524,125,850)
TOTAL NET ASSETS — 100.0%		$4,905,125,467

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,380,000	USD	1,544,255	HSBC Holdings plc	12/16/15	$(281)
USD	200,971,538	EUR	179,725,953	JPMorgan Chase Bank N.A.	12/16/15	(109,733)
USD	33,906,428	GBP	22,076,222	State Street Bank and Trust	12/16/15	521,011
						$410,997

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Barclays Bank plc	$50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79%	8/27/25	$(679,731)

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†    Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $569,733,878, which represented 11.6% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $781,371.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	Category includes collateral received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $2,348,000.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,364,334,803)	$5,429,251,317
Cash	528,552
Foreign currency holdings, at value (cost of $210,546)	207,453
Receivable for investments sold	10,764,022
Receivable for capital shares sold	4,649,736
Unrealized appreciation on forward foreign currency exchange contracts	521,011
Interest receivable	31,112,034
5,477,034,125

Liabilities
Payable for collateral received for forward commitments	2,348,000
Payable for investments purchased	558,596,045
Payable for capital shares redeemed	7,295,550
Unrealized depreciation on forward foreign currency exchange contracts	110,014
Swap agreements, at value	679,731
Accrued management fees	2,017,940
Distribution and service fees payable	170,994
Dividends payable	690,384
571,908,658

Net Assets	$4,905,125,467

Net Assets Consist of:
Capital paid in	$4,825,331,009
Undistributed net investment income	30,174,212
Accumulated net realized loss	(15,002,187)
Net unrealized appreciation	64,622,433
$4,905,125,467

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$2,064,212,980	191,130,640	$10.80
Institutional Class	$2,204,652,501	204,121,537	$10.80
A Class	$458,838,004	42,469,940	$10.80*
B Class	$4,177,743	386,801	$10.80
C Class	$79,972,905	7,403,531	$10.80
R Class	$17,517,449	1,621,449	$10.80
R6 Class	$75,753,885	7,013,017	$10.80
*Maximum offering price $11.31 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$66,473,324

Expenses:
Management fees	12,847,644
Distribution and service fees:
A Class	584,715
B Class	25,893
C Class	408,285
R Class	54,684
Trustees' fees and expenses	122,614
Other expenses	3,969
14,047,804

Net investment income (loss)	52,425,520

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(15,974,670)
Futures contract transactions	363,312
Swap agreement transactions	183,059
Foreign currency transactions	12,070,097
(3,358,202)

Change in net unrealized appreciation (depreciation) on:
Investments	(85,761,488)
Swap agreements	(936,255)
Translation of assets and liabilities in foreign currencies	(13,035,172)
(99,732,915)

Net realized and unrealized gain (loss)	(103,091,117)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(50,665,597)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$52,425,520	$103,813,158
Net realized gain (loss)	(3,358,202)	81,071,710
Change in net unrealized appreciation (depreciation)	(99,732,915)	75,084,465
Net increase (decrease) in net assets resulting from operations	(50,665,597)	259,969,333

Distributions to Shareholders
From net investment income:
Investor Class	(22,106,664)	(43,929,860)
Institutional Class	(29,324,622)	(63,884,853)
A Class	(4,460,298)	(6,733,066)
B Class	(29,839)	(92,973)
C Class	(472,360)	(1,185,340)
R Class	(180,925)	(412,120)
R6 Class	(951,992)	(338,121)
Decrease in net assets from distributions	(57,526,700)	(116,576,333)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(300,420,428)	701,514,061

Net increase (decrease) in net assets	(408,612,725)	844,907,061

Net Assets
Beginning of period	5,313,738,192	4,468,831,131
End of period	$4,905,125,467	$5,313,738,192

Undistributed net investment income	$30,174,212	$35,275,392

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. On October 16, 2015, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 12% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended September 30, 2015 was 0.60% for the Investor Class, A Class, B Class, C Class and R Class, 0.40% for the Institutional Class and 0.35% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2015 totaled $4,943,818,282, of which $4,451,231,574 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2015 totaled $5,321,195,813, of which $4,904,891,216 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Year ended March 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	22,370,041	$242,441,174	78,323,787	$851,108,624
Issued in reinvestment of distributions	1,974,769	21,388,310	3,882,645	42,277,502
Redeemed	(20,355,793)	(220,071,421)	(46,837,705)	(511,298,159)
	3,989,017	43,758,063	35,368,727	382,087,967
Institutional Class
Sold	36,943,863	400,829,152	78,311,134	851,187,077
Issued in reinvestment of distributions	2,471,461	26,776,939	5,608,135	61,027,835
Redeemed	(73,774,758)	(795,154,652)	(68,067,562)	(740,655,806)
	(34,359,434)	(367,548,561)	15,851,707	171,559,106
A Class
Sold	11,376,519	124,721,847	19,621,918	215,108,463
Issued in reinvestment of distributions	401,008	4,343,309	588,000	6,396,566
Redeemed	(7,318,916)	(79,369,762)	(14,295,612)	(155,091,364)
	4,458,611	49,695,394	5,914,306	66,413,665
B Class
Sold	278	3,010	3,299	35,890
Issued in reinvestment of distributions	2,404	26,047	7,407	80,515
Redeemed	(160,796)	(1,739,964)	(141,476)	(1,537,502)
	(158,114)	(1,710,907)	(130,770)	(1,421,097)
C Class
Sold	626,799	6,804,542	1,093,805	11,909,400
Issued in reinvestment of distributions	34,709	375,969	84,601	919,863
Redeemed	(852,880)	(9,230,001)	(2,176,565)	(23,615,630)
	(191,372)	(2,049,490)	(998,159)	(10,786,367)
R Class
Sold	525,533	5,768,788	816,133	8,866,261
Issued in reinvestment of distributions	16,625	180,089	37,667	409,718
Redeemed	(830,730)	(8,989,376)	(1,104,907)	(12,006,080)
	(288,572)	(3,040,499)	(251,107)	(2,730,101)
R6 Class
Sold	444,730	4,832,801	9,090,419	99,687,787
Issued in reinvestment of distributions	87,871	951,984	30,911	338,088
Redeemed	(2,311,063)	(25,309,213)	(332,246)	(3,634,987)
	(1,778,462)	(19,524,428)	8,789,084	96,390,888
Net increase (decrease)	(28,328,326)	$(300,420,428)	64,543,788	$701,514,061

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,637,539,501	—
U.S. Treasury Securities	—	1,444,428,100	—
U.S. Government Agency Mortgage-Backed Securities	—	1,286,743,416	—
Collateralized Mortgage Obligations	—	260,948,145	—
Asset-Backed Securities	—	233,696,251	—
Commercial Mortgage-Backed Securities	—	225,402,936	—
Sovereign Governments and Agencies	—	177,954,385	—
Municipal Securities	—	65,738,723	—
Temporary Cash Investments	$11,270,987	85,528,873	—
	$11,270,987	$5,417,980,330	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$521,011	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$(679,731)	—
Forward Foreign Currency Exchange Contracts	—	(110,014)	—
	—	$(789,745)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $80,000,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $263,158,991.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 570 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $50,000,000.

Value of Derivative Instruments as of September 30, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$521,011	Unrealized depreciation on forward foreign currency exchange contracts	$110,014
Other Contracts	Swap agreements	—	Swap agreements	679,731
		$521,011		$789,745

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$183,059	Change in net unrealized appreciation (depreciation) on swap agreements	$(256,524)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	11,964,296	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(13,583,893)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	363,312	Change in net unrealized appreciation (depreciation) on futures contracts	—
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(679,731)
		$12,510,667		$(14,520,148)

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,364,466,979
Gross tax appreciation of investments	$118,718,949
Gross tax depreciation of investments	(53,934,611)
Net tax appreciation (depreciation) of investments	$64,784,338

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(8,875,183), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$11.01	0.11	(0.20)	(0.09)	(0.12)	—	(0.12)	$10.80	(0.84)%	0.60%(4)	0.60%(4)	1.97%(4)	1.97%(4)	87%	$2,064,213
2015	$10.69	0.23	0.35	0.58	(0.26)	—	(0.26)	$11.01	5.47%	0.60%	0.60%	2.10%	2.10%	153%	$2,060,908
2014	$11.08	0.22	(0.26)	(0.04)	(0.26)	(0.09)	(0.35)	$10.69	(0.35)%	0.60%	0.60%	2.01%	2.01%	140%	$1,622,821
2013	$11.01	0.24	0.20	0.44	(0.27)	(0.10)	(0.37)	$11.08	4.02%	0.60%	0.60%	2.11%	2.11%	115%	$1,875,447
2012	$10.70	0.33	0.51	0.84	(0.39)	(0.14)	(0.53)	$11.01	8.02%	0.61%	0.61%	2.95%	2.95%	91%	$1,733,194
2011	$10.64	0.34	0.17	0.51	(0.36)	(0.09)	(0.45)	$10.70	4.89%	0.60%	0.61%	3.13%	3.12%	65%	$2,510,294
Institutional Class
2015(3)	$11.01	0.12	(0.20)	(0.08)	(0.13)	—	(0.13)	$10.80	(0.74)%	0.40%(4)	0.40%(4)	2.17%(4)	2.17%(4)	87%	$2,204,653
2015	$10.69	0.25	0.35	0.60	(0.28)	—	(0.28)	$11.01	5.68%	0.40%	0.40%	2.30%	2.30%	153%	$2,626,563
2014	$11.08	0.24	(0.26)	(0.02)	(0.28)	(0.09)	(0.37)	$10.69	(0.15)%	0.40%	0.40%	2.21%	2.21%	140%	$2,380,507
2013	$11.01	0.26	0.21	0.47	(0.30)	(0.10)	(0.40)	$11.08	4.23%	0.40%	0.40%	2.31%	2.31%	115%	$3,302,704
2012	$10.70	0.34	0.52	0.86	(0.41)	(0.14)	(0.55)	$11.01	8.23%	0.41%	0.41%	3.15%	3.15%	91%	$2,694,616
2011	$10.64	0.36	0.17	0.53	(0.38)	(0.09)	(0.47)	$10.70	5.09%	0.40%	0.41%	3.33%	3.32%	65%	$1,422,399

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$11.02	0.09	(0.21)	(0.12)	(0.10)	—	(0.10)	$10.80	(1.05)%	0.85%(4)	0.85%(4)	1.72%(4)	1.72%(4)	87%	$458,838
2015	$10.69	0.20	0.36	0.56	(0.23)	—	(0.23)	$11.02	5.30%	0.85%	0.85%	1.85%	1.85%	153%	$418,741
2014	$11.09	0.19	(0.27)	(0.08)	(0.23)	(0.09)	(0.32)	$10.69	(0.69)%	0.85%	0.85%	1.76%	1.76%	140%	$343,248
2013	$11.01	0.21	0.21	0.42	(0.24)	(0.10)	(0.34)	$11.09	3.86%	0.85%	0.85%	1.86%	1.86%	115%	$653,771
2012	$10.71	0.30	0.50	0.80	(0.36)	(0.14)	(0.50)	$11.01	7.65%	0.86%	0.86%	2.70%	2.70%	91%	$675,514
2011	$10.64	0.31	0.19	0.50	(0.34)	(0.09)	(0.43)	$10.71	4.72%	0.85%	0.86%	2.88%	2.87%	65%	$640,980
B Class
2015(3)	$11.01	0.05	(0.20)	(0.15)	(0.06)	—	(0.06)	$10.80	(1.34)%	1.60%(4)	1.60%(4)	0.97%(4)	0.97%(4)	87%	$4,178
2015	$10.69	0.12	0.35	0.47	(0.15)	—	(0.15)	$11.01	4.42%	1.60%	1.60%	1.10%	1.10%	153%	$6,001
2014	$11.08	0.11	(0.26)	(0.15)	(0.15)	(0.09)	(0.24)	$10.69	(1.34)%	1.60%	1.60%	1.01%	1.01%	140%	$7,224
2013	$11.00	0.13	0.21	0.34	(0.16)	(0.10)	(0.26)	$11.08	2.99%	1.60%	1.60%	1.11%	1.11%	115%	$10,368
2012	$10.70	0.21	0.51	0.72	(0.28)	(0.14)	(0.42)	$11.00	6.94%	1.61%	1.61%	1.95%	1.95%	91%	$11,928
2011	$10.64	0.23	0.17	0.40	(0.25)	(0.09)	(0.34)	$10.70	3.85%	1.60%	1.61%	2.13%	2.12%	65%	$13,643
C Class
2015(3)	$11.01	0.05	(0.20)	(0.15)	(0.06)	—	(0.06)	$10.80	(1.34)%	1.60%(4)	1.60%(4)	0.97%(4)	0.97%(4)	87%	$79,973
2015	$10.69	0.12	0.35	0.47	(0.15)	—	(0.15)	$11.01	4.42%	1.60%	1.60%	1.10%	1.10%	153%	$83,655
2014	$11.09	0.11	(0.27)	(0.16)	(0.15)	(0.09)	(0.24)	$10.69	(1.43)%	1.60%	1.60%	1.01%	1.01%	140%	$91,892
2013	$11.01	0.13	0.21	0.34	(0.16)	(0.10)	(0.26)	$11.09	3.08%	1.60%	1.60%	1.11%	1.11%	115%	$168,357
2012	$10.70	0.22	0.51	0.73	(0.28)	(0.14)	(0.42)	$11.01	6.94%	1.61%	1.61%	1.95%	1.95%	91%	$172,879
2011	$10.64	0.23	0.17	0.40	(0.25)	(0.09)	(0.34)	$10.70	3.85%	1.60%	1.61%	2.13%	2.12%	65%	$163,760

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$11.02	0.08	(0.21)	(0.13)	(0.09)	—	(0.09)	$10.80	(1.18)%	1.10%(4)	1.10%(4)	1.47%(4)	1.47%(4)	87%	$17,517
2015	$10.70	0.18	0.34	0.52	(0.20)	—	(0.20)	$11.02	4.94%	1.10%	1.10%	1.60%	1.60%	153%	$21,041
2014	$11.09	0.16	(0.25)	(0.09)	(0.21)	(0.09)	(0.30)	$10.70	(0.84)%	1.10%	1.10%	1.51%	1.51%	140%	$23,114
2013	$11.01	0.18	0.22	0.40	(0.22)	(0.10)	(0.32)	$11.09	3.60%	1.10%	1.10%	1.61%	1.61%	115%	$32,758
2012	$10.71	0.27	0.51	0.78	(0.34)	(0.14)	(0.48)	$11.01	7.38%	1.11%	1.11%	2.45%	2.45%	91%	$31,886
2011	$10.64	0.29	0.18	0.47	(0.31)	(0.09)	(0.40)	$10.71	4.46%	1.10%	1.11%	2.63%	2.62%	65%	$26,787
R6 Class
2015(3)	$11.01	0.12	(0.20)	(0.08)	(0.13)	—	(0.13)	$10.80	(0.72)%	0.35%(4)	0.35%(4)	2.22%(4)	2.22%(4)	87%	$75,754
2015	$10.69	0.24	0.37	0.61	(0.29)	—	(0.29)	$11.01	5.73%	0.35%	0.35%	2.35%	2.35%	153%	$96,829
2014(5)	$10.72	0.17	0.09	0.26	(0.20)	(0.09)	(0.29)	$10.69	2.39%	0.35%(4)	0.35%(4)	2.33%(4)	2.33%(4)	140%(6)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2015 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through March 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87388 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

High-Yield Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHIX	-5.45%	-4.16%	4.93%	5.78%(2)	4.58%(2)	9/30/97
Barclays U.S. High-Yield 2% Issuer Capped Bond Index	—	-4.83%	-3.40%	6.14%	7.26%	6.49%	—
Institutional Class	ACYIX	-5.35%	-3.96%	5.14%	5.99%(2)	6.07%(2)	8/2/04
A Class(3)	AHYVX						3/8/02
No sales charge*		-5.57%	-4.40%	4.67%	5.52%(2)	6.24%(2)
With sales charge*		-9.83%	-8.77%	3.70%	5.04%(2)	5.88%(2)
C Class	AHDCX						12/10/01
No sales charge*		-5.92%	-5.11%	3.89%	4.74%(2)	5.41%(2)
With sales charge*		-6.84%	-5.11%	3.89%	4.74%(2)	5.41%(2)
R Class	AHYRX	-5.68%	-4.79%	4.41%	5.26%(2)	5.10%(2)	7/29/05
R6 Class	AHYDX	-5.50%	-4.09%	—	—	0.54%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.85%	0.65%	1.10%	1.85%	1.35%	0.60%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2015
Portfolio at a Glance
Average Duration (effective)	4.3 years
Weighted Average Life	5.8 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	95.1%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.4%
Common Stocks	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.1%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	1.7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1)4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$945.50	$4.13	0.85%
Institutional Class	$1,000	$946.50	$3.16	0.65%
A Class	$1,000	$944.30	$5.35	1.10%
C Class	$1,000	$940.80	$8.98	1.85%
R Class	$1,000	$943.20	$6.56	1.35%
R6 Class	$1,000	$945.00	$2.92	0.60%
Hypothetical
Investor Class	$1,000	$1,020.75	$4.29	0.85%
Institutional Class	$1,000	$1,021.75	$3.29	0.65%
A Class	$1,000	$1,019.50	$5.55	1.10%
C Class	$1,000	$1,015.75	$9.32	1.85%
R Class	$1,000	$1,018.25	$6.81	1.35%
R6 Class	$1,000	$1,022.00	$3.03	0.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 95.1%
Aerospace and Defense — 0.9%
Bombardier, Inc., 5.50%, 9/15/18(1)	$1,415,000	$1,231,050
Bombardier, Inc., 5.75%, 3/15/22(1)	1,500,000	1,110,000
Bombardier, Inc., 6.00%, 10/15/22(1)	415,000	309,175
Bombardier, Inc., 7.50%, 3/15/25(1)	1,100,000	830,500
KLX, Inc., 5.875%, 12/1/22(1)	845,000	826,249
TransDigm, Inc., 5.50%, 10/15/20	990,000	948,544
TransDigm, Inc., 6.00%, 7/15/22	1,650,000	1,546,875
		6,802,393
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	860,000	730,463
Airlines — 0.2%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	1,350,000	1,319,625
United Continental Holdings, Inc., 6.375%, 6/1/18	250,000	263,125
		1,582,750
Auto Components — 1.0%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	500,000	500,625
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	400,000	404,000
Dana Holding Corp., 6.75%, 2/15/21	975,000	1,015,219
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,546,062
Schaeffler Finance BV, 4.25%, 5/15/21(1)	1,200,000	1,158,000
Schaeffler Finance BV, 4.75%, 5/15/21(1)	225,000	222,750
UCI International, Inc., 8.625%, 2/15/19	1,250,000	1,006,250
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	845,000	801,694
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	1,250,000	1,146,875
		7,801,475
Automobiles — 0.9%
Ally Financial, Inc., 4.125%, 2/13/22	2,000,000	1,932,500
Ally Financial, Inc., 4.625%, 3/30/25	290,000	274,775
FCA US LLC / CG Co-Issuer, Inc., 8.25%, 6/15/21	200,000	212,740
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	3,570,000	3,409,350
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)	1,000,000	937,500
		6,766,865
Banks — 2.7%
Akbank TAS, 3.875%, 10/24/17	920,000	922,367
Banco do Brasil SA, 3.875%, 1/23/17	920,000	911,950
Barclays Bank plc, 7.625%, 11/21/22	1,000,000	1,122,500
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	1,840,000	1,860,700
CGG SA, 6.50%, 6/1/21	640,000	369,280
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	920,000	950,226
Corpbanca SA, 3.125%, 1/15/18	920,000	917,925
Grupo Aval Ltd., 5.25%, 2/1/17	920,000	938,400

7

	Principal Amount	Value
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	$920,000	$966,154
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	2,800,000	2,768,884
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,750,000	3,083,437
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	470,000	507,911
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	3,600,000	3,852,000
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	1,000,000	1,019,382
		20,191,116
Building Products — 0.2%
Masco Corp., 5.95%, 3/15/22	1,200,000	1,315,500
USG Corp., 7.875%, 3/30/20(1)	250,000	263,750
		1,579,250
Capital Markets — 0.8%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	920,000	942,067
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,500,000	3,128,125
E*TRADE Financial Corp., 5.375%, 11/15/22	1,000,000	1,062,500
E*TRADE Financial Corp., 4.625%, 9/15/23	1,120,000	1,134,000
		6,266,692
Chemicals — 1.2%
Ashland, Inc., 4.75%, 8/15/22	2,500,000	2,337,500
Blue Cube Spinco, Inc., 9.75%, 10/15/23(2)	830,000	863,200
Chemours Co. (The), 6.625%, 5/15/23(1)	1,250,000	843,750
Hexion, Inc., 8.875%, 2/1/18	1,450,000	1,156,085
Hexion, Inc., 6.625%, 4/15/20	1,450,000	1,239,750
Huntsman International LLC, 5.125%, 11/15/22(1)	705,000	606,300
INEOS Group Holdings SA, 6.125%, 8/15/18(1)	125,000	118,281
Tronox Finance LLC, 6.375%, 8/15/20	925,000	592,000
WR Grace & Co-Conn, 5.125%, 10/1/21(1)	1,100,000	1,089,000
		8,845,866
Commercial Services and Supplies — 1.2%
ACCO Brands Corp., 6.75%, 4/30/20	450,000	470,250
ADT Corp. (The), 6.25%, 10/15/21	2,000,000	2,072,500
Clean Harbors, Inc., 5.25%, 8/1/20	1,100,000	1,127,500
Covanta Holding Corp., 5.875%, 3/1/24	1,600,000	1,532,000
Envision Healthcare Corp., 5.125%, 7/1/22(1)	2,260,000	2,243,050
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	196,875
Iron Mountain, Inc., 5.75%, 8/15/24	1,500,000	1,453,125
		9,095,300
Communications Equipment — 1.3%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	1,733,000	1,826,149
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	1,001,000	994,744
Avaya, Inc., 7.00%, 4/1/19(1)	2,775,000	2,213,062
CommScope, Inc., 5.50%, 6/15/24(1)	863,000	827,401
Crown Castle International Corp., 5.25%, 1/15/23	3,000,000	3,184,350
Nokia Oyj, 5.375%, 5/15/19	700,000	737,625
		9,783,331
Construction and Engineering — 0.3%
SBA Communications Corp., 5.625%, 10/1/19	1,000,000	1,033,750

8

	Principal Amount	Value
SBA Communications Corp., 4.875%, 7/15/22	$1,500,000	$1,477,500
		2,511,250
Construction Materials — 1.1%
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	950,000	769,500
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	1,000,000	1,045,000
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	535,000	537,006
Building Materials Corp. of America, 6.00%, 10/15/25(1)(2)	850,000	862,750
Louisiana-Pacific Corp., 7.50%, 6/1/20	400,000	417,000
Nortek, Inc., 8.50%, 4/15/21	1,500,000	1,582,500
Ply Gem Industries, Inc., 6.50%, 2/1/22	775,000	746,906
USG Corp., 5.875%, 11/1/21(1)	1,100,000	1,146,750
USG Corp., 5.50%, 3/1/25(1)	1,015,000	1,016,269
		8,123,681
Consumer Discretionary†
Party City Holdings, Inc., 6.125%, 8/15/23(1)	165,000	167,063
Consumer Finance — 2.2%
CIT Group, Inc., 4.25%, 8/15/17	500,000	507,500
CIT Group, Inc., 5.50%, 2/15/19(1)	1,500,000	1,560,000
CIT Group, Inc., 3.875%, 2/19/19	1,000,000	996,875
CIT Group, Inc., 5.00%, 8/15/22	2,190,000	2,192,737
CIT Group, Inc., 5.00%, 8/1/23	1,250,000	1,245,313
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	850,000	867,000
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	500,000	416,875
Navient Corp., 5.00%, 10/26/20	825,000	693,660
Navient Corp., 5.50%, 1/25/23	5,250,000	4,177,005
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(1)	1,000,000	1,037,500
Springleaf Finance Corp., 7.75%, 10/1/21	200,000	214,250
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	2,250,000	2,356,875
		16,265,590
Consumer Staples — 0.1%
Post Holdings, Inc., 7.75%, 3/15/24(1)	700,000	719,250
Containers and Packaging — 3.3%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,019,437
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 9.125%, 10/15/20(1)	1,200,000	1,253,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	2,000,000	2,015,000
Ball Corp., 5.00%, 3/15/22	1,450,000	1,460,875
Ball Corp., 4.00%, 11/15/23	920,000	869,400
Ball Corp., 5.25%, 7/1/25	420,000	415,535
Berry Plastics Corp., 5.50%, 5/15/22	1,580,000	1,534,575
Berry Plastics Corp., 5.125%, 7/15/23	1,180,000	1,118,050
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17(1)	1,200,000	1,179,000
BWAY Holding Co., 9.125%, 8/15/21(1)	2,090,000	2,027,300
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,600,000	1,580,000
Novelis, Inc., 8.75%, 12/15/20	1,245,000	1,204,787

9

	Principal Amount	Value
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$840,000	$848,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	1,450,000	1,503,469
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,500,000	1,518,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	1,100,000	1,137,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, 2/15/21	1,000,000	1,002,500
Sealed Air Corp., 5.125%, 12/1/24(1)	1,950,000	1,915,875
		24,603,328
Diversified Consumer Services — 0.3%
Laureate Education, Inc., 9.25%, 9/1/19(1)	750,000	591,563
Service Corp. International / US, 5.375%, 1/15/22	1,000,000	1,035,000
Service Corp. International / US, 5.375%, 5/15/24	500,000	523,125
		2,149,688
Diversified Financial Services — 2.7%
Ally Financial, Inc., 5.50%, 2/15/17	1,000,000	1,027,500
Ally Financial, Inc., 6.25%, 12/1/17	2,150,000	2,262,875
Ally Financial, Inc., 4.75%, 9/10/18	1,200,000	1,227,000
Ally Financial, Inc., 3.50%, 1/27/19	2,000,000	1,980,000
Ally Financial, Inc., 8.00%, 3/15/20	1,607,000	1,852,067
Ally Financial, Inc., 8.00%, 11/1/31	750,000	871,642
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	1,250,000	1,289,844
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)	750,000	781,500
DFC Finance Corp., 10.50%, 6/15/20(1)	650,000	385,125
HUB International Ltd., 7.875%, 10/1/21(1)	1,000,000	957,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,080,000	1,116,450
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,460,000	1,474,600
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	845,000	818,636
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	910,000	758,713
Serta Simmons Bedding LLC, 8.125%, 10/1/20(1)	2,300,000	2,423,625
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	1,000,000	1,015,000
		20,242,077
Diversified Telecommunication Services — 5.6%
CenturyLink, Inc., 5.625%, 4/1/20	4,300,000	3,993,625
CenturyLink, Inc., 7.65%, 3/15/42	1,250,000	962,500
Frontier Communications Corp., 7.125%, 3/15/19	2,275,000	2,239,737
Frontier Communications Corp., 8.50%, 4/15/20	1,020,000	994,500
Frontier Communications Corp., 7.125%, 1/15/23	2,885,000	2,385,606
Frontier Communications Corp., 6.875%, 1/15/25	1,620,000	1,318,275
Frontier Communications Corp., 11.00%, 9/15/25(1)	3,370,000	3,268,900
Hughes Satellite Systems Corp., 6.50%, 6/15/19	900,000	969,705
Inmarsat Finance plc, 4.875%, 5/15/22(1)	630,000	614,250
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	3,360,000	3,162,600
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,440,000	2,247,850
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	1,000,000	785,000

10

	Principal Amount	Value
Intelsat Luxembourg SA, 7.75%, 6/1/21	$1,500,000	$980,625
Intelsat Luxembourg SA, 8.125%, 6/1/23	650,000	425,750
Level 3 Financing, Inc., 7.00%, 6/1/20	1,000,000	1,037,500
Level 3 Financing, Inc., 8.625%, 7/15/20	2,000,000	2,100,000
Level 3 Financing, Inc., 5.375%, 8/15/22	470,000	458,838
Level 3 Financing, Inc., 5.375%, 5/1/25(1)	660,000	629,059
SoftBank Group Corp., 4.50%, 4/15/20(1)	1,890,000	1,835,001
Sprint Capital Corp., 6.90%, 5/1/19	2,600,000	2,294,500
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	780,000
Telecom Italia Capital SA, 6.375%, 11/15/33	3,590,000	3,455,375
Telecom Italia Capital SA, 7.72%, 6/4/38	1,000,000	1,090,000
Virgin Media Finance plc, 5.75%, 1/15/25(1)	2,200,000	2,073,500
Windstream Services LLC, 7.875%, 11/1/17	250,000	260,158
Windstream Services LLC, 7.75%, 10/15/20	1,200,000	1,024,500
Windstream Services LLC, 6.375%, 8/1/23	1,250,000	905,438
		42,292,792
Electric Utilities — 0.3%
AES Corp. (The), 4.875%, 5/15/23	2,250,000	1,985,625
Electronic Equipment, Instruments and Components — 0.3%
Sanmina Corp., 4.375%, 6/1/19(1)	2,460,000	2,478,450
Energy Equipment and Services — 1.6%
Basic Energy Services, Inc., 7.75%, 2/15/19	550,000	261,250
FTS International, Inc., 6.25%, 5/1/22	1,620,000	510,300
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	1,500,000	1,136,250
Offshore Group Investment Ltd., 7.125%, 4/1/23	1,250,000	406,250
Pacific Drilling SA, 5.375%, 6/1/20(1)	1,325,000	788,375
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)	125,000	85,625
Paragon Offshore plc, 7.25%, 8/15/24(1)	1,100,000	154,000
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,125,000	916,875
Precision Drilling Corp., 6.50%, 12/15/21	1,300,000	1,111,500
Precision Drilling Corp., 5.25%, 11/15/24	1,350,000	1,080,000
SESI LLC, 6.375%, 5/1/19	750,000	749,063
Transocean, Inc., 3.00%, 10/15/17	1,265,000	1,147,987
Transocean, Inc., 6.00%, 3/15/18	850,000	785,719
Transocean, Inc., 6.50%, 11/15/20	2,195,000	1,690,150
Transocean, Inc., 6.875%, 12/15/21	1,725,000	1,285,125
		12,108,469
Financial Services — 0.4%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	2,605,000	2,640,819
Food and Staples Retailing — 1.2%
Albertson's Holdings LLC / Safeway, Inc., 7.75%, 10/15/22(1)	272,000	292,482
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)	450,000	456,750
Dollar Tree, Inc., 5.25%, 3/1/20(1)	500,000	515,200
Dollar Tree, Inc., 5.75%, 3/1/23(1)	1,975,000	2,058,937
Rite Aid Corp., 6.75%, 6/15/21	1,000,000	1,027,500
Rite Aid Corp., 6.125%, 4/1/23(1)	2,610,000	2,600,212
SUPERVALU, Inc., 6.75%, 6/1/21	1,020,000	994,500

11

	Principal Amount	Value
Tesco plc, 6.15%, 11/15/37(1)	$830,000	$790,566
		8,736,147
Food Products — 1.4%
JBS Investments GmbH, 7.25%, 4/3/24(1)	350,000	337,750
JBS USA LLC / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	950,000	995,125
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	781,875
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,000,000	920,000
NBTY, Inc., 9.00%, 10/1/18	850,000	871,250
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	2,365,000	2,329,525
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	1,150,000	1,132,750
Post Holdings, Inc., 7.375%, 2/15/22	1,750,000	1,787,187
Smithfield Foods, Inc., 6.625%, 8/15/22	1,000,000	1,057,500
		10,212,962
Gas Utilities — 3.2%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	850,000	767,125
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23(1)	510,000	436,050
Energy Transfer Equity LP, 5.875%, 1/15/24	1,130,000	1,022,650
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	850,000	801,975
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	1,500,000	1,297,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 5.50%, 2/15/23	500,000	486,875
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	885,000	814,200
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	1,300,000	1,198,990
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	716,250
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	500,000	477,500
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	1,350,000	1,312,875
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	3,630,000	3,539,250
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,000,000	932,500
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	1,000,000	935,000
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	2,610,000	2,355,525
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25(1)	2,015,000	1,780,756
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(1)	950,000	909,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	562,000	540,223
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	2,436,000	2,034,060
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	1,000,000	985,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	950,000	931,000
		24,274,929
Health Care Equipment and Supplies — 1.7%
Alere, Inc., 6.50%, 6/15/20	1,250,000	1,275,000
Alere, Inc., 6.375%, 7/1/23(1)	1,910,000	1,943,425

12

	Principal Amount	Value
Crimson Merger Sub, Inc., 6.625%, 5/15/22(1)	$625,000	$539,062
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	850,000	830,875
Hospira, Inc., 5.60%, 9/15/40	300,000	345,722
Kindred Healthcare, Inc., 8.75%, 1/15/23(1)	175,000	190,313
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	2,402,000	2,520,298
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	900,000	957,375
Mallinckrodt International Finance SA, 4.75%, 4/15/23	2,240,000	1,947,400
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	1,150,000	1,114,062
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	470,000	429,463
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	525,000	469,875
		12,562,870
Health Care Providers and Services — 6.7%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	1,650,000	1,629,375
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	1,050,000	1,057,875
Amsurg Corp., 5.625%, 7/15/22	1,010,000	1,012,525
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,564,688
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	700,000	729,750
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	500,000	510,000
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	1,000,000	1,023,710
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,350,000	1,409,063
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	2,407,000	2,368,187
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	850,000	818,125
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,454,625
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(1)	1,050,000	1,040,550
HCA, Inc., 4.25%, 10/15/19	500,000	505,625
HCA, Inc., 6.50%, 2/15/20	1,645,000	1,797,163
HCA, Inc., 7.50%, 2/15/22	2,250,000	2,548,125
HCA, Inc., 5.875%, 3/15/22	500,000	537,500
HCA, Inc., 4.75%, 5/1/23	2,000,000	2,012,000
HCA, Inc., 5.375%, 2/1/25	2,000,000	1,990,000
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,676,000
HealthSouth Corp., 5.75%, 11/1/24	990,000	980,100
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,950,000	3,042,187
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	835,000	814,125
Kindred Healthcare, Inc., 8.00%, 1/15/20(1)	1,795,000	1,907,187
Kindred Healthcare, Inc., 6.375%, 4/15/22	720,000	717,300
LifePoint Health, Inc., 5.50%, 12/1/21	2,200,000	2,224,750
Tenet Healthcare Corp., 5.00%, 3/1/19	2,010,000	1,952,212
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,656,000
Tenet Healthcare Corp., 6.00%, 10/1/20	2,100,000	2,220,750
Tenet Healthcare Corp., 4.50%, 4/1/21	990,000	978,863
Tenet Healthcare Corp., 8.125%, 4/1/22	3,865,000	4,117,771
Tenet Healthcare Corp., 6.75%, 6/15/23	2,720,000	2,706,400
		50,002,531

13

	Principal Amount	Value
Hotels, Restaurants and Leisure — 4.7%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(1)	$3,085,000	$3,138,987
Affinity Gaming / Affinity Gaming Finance Corp., 9.00%, 5/15/18	1,000,000	1,000,000
Boyd Gaming Corp., 6.875%, 5/15/23	1,298,000	1,323,960
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	1,250,000	1,193,750
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	1,500,000	1,368,750
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 5/1/22	250,000	196,875
CEC Entertainment, Inc., 8.00%, 2/15/22	250,000	247,500
Eldorado Resorts, Inc., 7.00%, 8/1/23(1)	1,690,000	1,668,875
FelCor Lodging LP, 5.625%, 3/1/23	775,000	794,375
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(1)	2,685,000	2,711,850
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	2,880,000	2,988,000
International Game Technology plc, 6.25%, 2/15/22(1)	1,250,000	1,168,750
International Game Technology plc, 6.50%, 2/15/25(1)	1,000,000	905,000
MGM Resorts International, 8.625%, 2/1/19	750,000	826,875
MGM Resorts International, 5.25%, 3/31/20	1,800,000	1,766,250
MGM Resorts International, 7.75%, 3/15/22	250,000	267,188
MGM Resorts International, 6.00%, 3/15/23	1,800,000	1,750,500
Pinnacle Entertainment, 7.50%, 4/15/21	1,800,000	1,885,500
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,300,000	1,365,000
Scientific Games International, Inc., 6.25%, 9/1/20	455,000	328,737
Scientific Games International, Inc., 7.00%, 1/1/22(1)	1,705,000	1,692,212
Scientific Games International, Inc., 10.00%, 12/1/22	1,755,000	1,535,625
Station Casinos LLC, 7.50%, 3/1/21	4,060,000	4,242,700
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	50,000	43,063
Wynn Macau Ltd., 5.25%, 10/15/21(1)	1,325,000	1,156,891
		35,567,213
Household Durables — 2.7%
Beazer Homes USA, Inc., 8.125%, 6/15/16	750,000	774,375
Beazer Homes USA, Inc., 7.25%, 2/1/23	1,059,000	976,927
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	750,000	718,125
Century Communities, Inc., 6.875%, 5/15/22	370,000	353,350
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	5,150,000	3,785,250
KB Home, 4.75%, 5/15/19	500,000	483,125
KB Home, 8.00%, 3/15/20	500,000	532,500
Meritage Homes Corp., 7.00%, 4/1/22	750,000	812,813
Ryland Group, Inc. (The), 5.375%, 10/1/22	500,000	507,500
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	1,275,000	1,310,062
Standard Pacific Corp., 8.375%, 5/15/18	1,350,000	1,525,500
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(1)	3,215,000	3,102,475
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	775,200
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	1,600,000	1,576,000

14

	Principal Amount	Value
WCI Communities, Inc., 6.875%, 8/15/21	$2,000,000	$2,085,000
William Lyon Homes, Inc., 8.50%, 11/15/20	1,000,000	1,077,500
		20,395,702
Household Products — 0.9%
American Achievement Corp., 10.875%, 4/15/16(1)	1,000,000	992,500
Energizer Holdings, Inc, 5.50%, 6/15/25(1)	845,000	824,931
Spectrum Brands, Inc., 6.375%, 11/15/20	1,560,000	1,658,085
Spectrum Brands, Inc., 6.625%, 11/15/22	1,680,000	1,785,000
Spectrum Brands, Inc., 5.75%, 7/15/25(1)	1,170,000	1,199,250
		6,459,766
Industrial Conglomerates — 1.0%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(1)	1,100,000	588,500
HD Supply, Inc., 7.50%, 7/15/20	2,300,000	2,403,500
HD Supply, Inc., 5.25%, 12/15/21(1)	880,000	887,700
Jack Cooper Holdings Corp., 10.25%, 6/1/20(1)	275,000	248,875
JCH Parent, Inc., PIK, 10.50%, 3/15/19(1)	557,832	396,061
Milacron LLC / Mcron Finance Corp., 7.75%, 2/15/21(1)	100,000	102,500
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	2,699,000	2,564,050
		7,191,186
Insurance — 1.9%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19	1,000,000	985,000
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21	2,850,000	2,853,563
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22	455,000	454,431
Genworth Holdings, Inc., 7.625%, 9/24/21	660,000	645,150
Genworth Holdings, Inc., VRN, 6.15%, 11/15/16	1,400,000	651,000
International Lease Finance Corp., 8.75%, 3/15/17	2,200,000	2,370,500
International Lease Finance Corp., 6.25%, 5/15/19	1,250,000	1,334,375
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,316,000
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)	500,000	559,375
USI Inc. / NY, 7.75%, 1/15/21(1)	500,000	491,250
Voya Financial, Inc., VRN, 5.65%, 5/15/23	1,250,000	1,266,250
		13,926,894
Internet Software and Services — 0.8%
Equinix, Inc., 4.875%, 4/1/20	750,000	766,875
Equinix, Inc., 5.375%, 4/1/23	845,000	830,720
IAC / InterActiveCorp, 4.75%, 12/15/22	1,000,000	921,250
Netflix, Inc., 5.375%, 2/1/21	500,000	521,250
Netflix, Inc., 5.75%, 3/1/24	2,000,000	2,050,000
VeriSign, Inc., 4.625%, 5/1/23	500,000	488,750
VeriSign, Inc., 5.25%, 4/1/25	250,000	248,750
		5,827,595
IT Services — 1.7%
Audatex North America, Inc., 6.125%, 11/1/23(1)	2,100,000	2,118,375
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	855,000	863,370

15

	Principal Amount	Value
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	$1,045,000	$1,047,613
First Data Corp., 8.25%, 1/15/21(1)	5,599,000	5,829,959
First Data Corp., 12.625%, 1/15/21	349,000	397,424
First Data Corp., 11.75%, 8/15/21	2,215,000	2,464,187
		12,720,928
Machinery — 0.6%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	1,000,000	1,060,000
CNH Industrial Capital LLC, 3.375%, 7/15/19	500,000	478,750
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	950,000	999,875
Navistar International Corp., 8.25%, 11/1/21	1,024,000	825,600
Terex Corp., 6.50%, 4/1/20	500,000	510,000
Terex Corp., 6.00%, 5/15/21	250,000	243,125
		4,117,350
Marine — 0.6%
DP World Sukuk Ltd., 6.25%, 7/2/17	920,000	982,775
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	3,640,000	3,367,000
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 2/15/19	500,000	370,000
		4,719,775
Media — 10.0%
Altice Financing SA, 6.50%, 1/15/22(1)	1,325,000	1,282,613
Altice Financing SA, 6.625%, 2/15/23(1)	3,220,000	3,099,250
Altice Finco SA, 7.625%, 2/15/25(1)	1,300,000	1,215,500
Altice Luxembourg SA, 7.75%, 5/15/22(1)	2,000,000	1,825,000
Altice Luxembourg SA, 7.625%, 2/15/25(1)	1,500,000	1,318,125
Altice US Finance I Corp., 5.375%, 7/15/23(1)	655,000	630,438
AMC Entertainment, Inc., 5.875%, 2/15/22	500,000	505,000
AMC Entertainment, Inc., 5.75%, 6/15/25	495,000	482,625
Cablevision Systems Corp., 5.875%, 9/15/22	1,500,000	1,140,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	2,900,000	2,726,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	2,660,000	2,455,499
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	985,000	870,494
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	590,250
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,750,000	2,765,313
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,000,000	1,005,138
Clearwire Communications LLC / Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	561,250
CSC Holdings LLC, 7.625%, 7/15/18	1,200,000	1,263,000
CSC Holdings LLC, 6.75%, 11/15/21	1,200,000	1,077,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	675,000	486,844
DISH DBS Corp., 4.625%, 7/15/17	1,500,000	1,500,975
DISH DBS Corp., 6.75%, 6/1/21	2,950,000	2,824,625
DISH DBS Corp., 5.00%, 3/15/23	1,680,000	1,411,200
DISH DBS Corp., 5.875%, 11/15/24	1,500,000	1,278,750
Gray Television, Inc., 7.50%, 10/1/20	1,000,000	1,028,750
iHeartCommunications, Inc., 10.00%, 1/15/18	1,000,000	533,750

16

	Principal Amount	Value
iHeartCommunications, Inc., 9.00%, 3/1/21	$1,750,000	$1,465,625
iHeartCommunications, Inc., 10.625%, 3/15/23	500,000	423,750
iHeartCommunications, Inc., PIK, 14.00%, 2/1/21	1,283,198	538,141
Lamar Media Corp., 5.875%, 2/1/22	1,450,000	1,513,437
Lamar Media Corp., 5.00%, 5/1/23	1,400,000	1,386,000
Lamar Media Corp., 5.375%, 1/15/24	500,000	507,500
McClatchy Co. (The), 9.00%, 12/15/22	450,000	406,688
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	500,000	499,375
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	1,028,000	1,034,425
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	800,000	777,000
Numericable-SFR SAS, 6.00%, 5/15/22(1)	4,820,000	4,657,325
Regal Entertainment Group, 5.75%, 3/15/22	1,250,000	1,232,812
RR Donnelley & Sons Co., 7.25%, 5/15/18	264,000	279,312
RR Donnelley & Sons Co., 6.00%, 4/1/24	1,500,000	1,385,625
SBA Telecommunications, Inc., 5.75%, 7/15/20	250,000	258,438
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	981,250
Sinclair Television Group, Inc., 6.125%, 10/1/22	250,000	248,750
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	1,250,000	1,140,625
Sirius XM Radio, Inc., 5.75%, 8/1/21(1)	1,000,000	1,004,375
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	1,000,000	1,007,500
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	1,250,000	1,196,875
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500,000	498,750
TEGNA, Inc., 5.125%, 7/15/20	1,000,000	1,020,000
TEGNA, Inc., 5.50%, 9/15/24(1)	1,500,000	1,462,500
Unitymedia GmbH, 6.125%, 1/15/25(1)	1,000,000	972,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(1)	650,000	612,625
Univision Communications, Inc., 8.50%, 5/15/21(1)	1,100,000	1,148,125
Univision Communications, Inc., 5.125%, 5/15/23(1)	1,000,000	955,000
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,345,000	1,264,300
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	965,000	911,925
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	450,000	474,750
Videotron Ltd., 5.00%, 7/15/22	1,000,000	988,750
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)	450,000	454,500
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,355,000	1,249,987
Visant Corp., 10.00%, 10/1/17	1,135,000	933,537
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	1,540,000	1,528,450
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	1,725,000	1,707,750
WMG Acquisition Corp., 6.00%, 1/15/21(1)	225,000	226,125
WMG Acquisition Corp., 5.625%, 4/15/22(1)	2,070,000	2,013,075
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	1,035,000	950,906
		75,195,772
Metals and Mining — 3.2%
AK Steel Corp., 7.625%, 5/15/20	1,250,000	684,375
Alcoa, Inc., 5.40%, 4/15/21	1,410,000	1,387,087
Alcoa, Inc., 5.125%, 10/1/24	2,420,000	2,292,950
Alcoa, Inc., 5.95%, 2/1/37	770,000	696,850

17

	Principal Amount	Value
Aleris International, Inc., 7.625%, 2/15/18	$585,000	$571,838
Allegheny Technologies, Inc., 5.95%, 1/15/21	845,000	764,725
ArcelorMittal, 5.25%, 2/25/17	2,500,000	2,481,250
ArcelorMittal, 6.125%, 6/1/18	2,500,000	2,456,250
ArcelorMittal, 6.25%, 3/1/21	1,025,000	926,344
ArcelorMittal, 6.125%, 6/1/25	975,000	792,188
ArcelorMittal, 7.50%, 3/1/41	2,000,000	1,620,000
Cliffs Natural Resources, Inc., 7.75%, 3/31/20(1)	941,000	381,105
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(1)	590,000	522,150
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	543,000	366,525
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	768,000	501,120
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	2,170,000	1,350,825
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(1)	985,000	794,156
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(1)	1,410,000	1,316,587
FMG Resources August 2006 Pty Ltd., 6.875%, 4/1/22(1)	455,000	295,750
Freeport-McMoRan, Inc., 3.55%, 3/1/22	840,000	625,800
HudBay Minerals, Inc., 9.50%, 10/1/20	855,000	687,206
Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17	100,000	89,500
Lundin Mining Corp., 7.875%, 11/1/22(1)	850,000	818,125
Steel Dynamics, Inc., 5.25%, 4/15/23	1,430,000	1,315,600
United States Steel Corp., 7.375%, 4/1/20	750,000	598,125
		24,336,431
Multi-Utilities — 2.8%
Calpine Corp., 5.375%, 1/15/23	1,750,000	1,640,625
Calpine Corp., 5.50%, 2/1/24	500,000	467,187
Calpine Corp., 5.75%, 1/15/25	2,810,000	2,637,887
Dynegy, Inc., 6.75%, 11/1/19	800,000	806,000
Dynegy, Inc., 7.375%, 11/1/22	2,670,000	2,703,375
Dynegy, Inc., 5.875%, 6/1/23	500,000	466,563
Dynegy, Inc., 7.625%, 11/1/24	800,000	812,000
GenOn Americas Generation LLC, 8.50%, 10/1/21	225,000	193,523
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	1,860,000
GenOn Energy, Inc., 9.875%, 10/15/20	930,000	869,550
Illinois Power Generating Co., 7.00%, 4/15/18	300,000	271,500
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,000,000	1,052,500
NRG Energy, Inc., 7.625%, 1/15/18	2,000,000	2,110,000
NRG Energy, Inc., 6.25%, 7/15/22	500,000	457,500
NRG Energy, Inc., 6.25%, 5/1/24	2,440,000	2,165,500
Talen Energy Supply LLC, 4.625%, 7/15/19(1)	1,000,000	915,000
Talen Energy Supply LLC, 6.50%, 6/1/25(1)	1,400,000	1,205,750
		20,634,460
Multiline Retail — 0.5%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	645,000	385,388
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	483,750
J.C. Penney Corp., Inc., 5.65%, 6/1/20	845,000	764,725
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	2,125,000	2,199,375
		3,833,238

18

	Principal Amount	Value
Oil, Gas and Consumable Fuels — 7.4%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	$1,200,000	$1,221,000
Antero Resources Corp., 5.125%, 12/1/22	1,850,000	1,600,250
Antero Resources Corp., 5.625%, 6/1/23(1)	920,000	811,900
Arch Coal, Inc., 7.00%, 6/15/19	1,500,000	120,000
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, 4/15/22	420,000	152,250
California Resources Corp., 5.50%, 9/15/21	2,365,000	1,454,475
California Resources Corp., 6.00%, 11/15/24	2,160,000	1,304,100
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	850,000	769,250
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	1,750,000	1,645,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	850,000	750,125
Chaparral Energy, Inc., 7.625%, 11/15/22	420,000	126,000
Chesapeake Energy Corp., 6.625%, 8/15/20	2,400,000	1,795,488
Chesapeake Energy Corp., 5.375%, 6/15/21	1,000,000	672,500
Chesapeake Energy Corp., 4.875%, 4/15/22	1,930,000	1,268,975
Chesapeake Energy Corp., 5.75%, 3/15/23	1,000,000	657,187
Cimarex Energy Co., 4.375%, 6/1/24	720,000	702,522
Comstock Resources, Inc., 10.00%, 3/15/20(1)	845,000	591,500
Concho Resources, Inc., 5.50%, 10/1/22	2,200,000	2,106,500
Concho Resources, Inc., 5.50%, 4/1/23	1,750,000	1,671,250
CONSOL Energy, Inc., 5.875%, 4/15/22	1,160,000	785,900
Denbury Resources, Inc., 6.375%, 8/15/21	100,000	63,500
Denbury Resources, Inc., 5.50%, 5/1/22	750,000	448,125
Denbury Resources, Inc., 4.625%, 7/15/23	750,000	408,750
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	107,500
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	1,200,000	186,000
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24	1,320,000	234,300
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	3,000,000	2,595,000
EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 9/1/22	250,000	201,250
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	680,000	506,600
EXCO Resources, Inc., 7.50%, 9/15/18	1,500,000	401,250
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23(1)	665,000	608,475
Halcon Resources Corp., 8.625%, 2/1/20(1)	855,000	713,925
Halcon Resources Corp., 8.875%, 5/15/21	1,000,000	305,000
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	860,000	761,100
Laredo Petroleum, Inc., 5.625%, 1/15/22	750,000	675,000
Laredo Petroleum, Inc., 6.25%, 3/15/23	1,025,000	937,875
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	1,425,000	399,000
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20	1,500,000	408,750
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 9/15/21	910,000	193,375
MEG Energy Corp., 6.50%, 3/15/21(1)	750,000	618,750
MEG Energy Corp., 7.00%, 3/31/24(1)	1,200,000	965,880
Newfield Exploration Co., 5.75%, 1/30/22	1,000,000	975,000
Noble Energy, Inc., 5.875%, 6/1/22	975,000	974,486
Oasis Petroleum, Inc., 6.875%, 3/15/22	2,075,000	1,639,250
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	500,000	514,000

19

	Principal Amount	Value
Peabody Energy Corp., 6.00%, 11/15/18	$960,000	$254,400
Peabody Energy Corp., 6.50%, 9/15/20	350,000	74,375
Peabody Energy Corp., 6.25%, 11/15/21	990,000	207,900
Peabody Energy Corp., 10.00%, 3/15/22(1)	600,000	228,750
Penn Virginia Corp., 8.50%, 5/1/20	855,000	220,163
Petrobras Global Finance BV, 3.25%, 3/17/17	920,000	814,200
QEP Resources, Inc., 5.375%, 10/1/22	3,110,000	2,643,500
QEP Resources, Inc., 5.25%, 5/1/23	250,000	210,250
Range Resources Corp., 5.75%, 6/1/21	1,000,000	947,500
Range Resources Corp., 5.00%, 8/15/22	1,500,000	1,335,000
Rice Energy, Inc., 6.25%, 5/1/22	550,000	493,284
Sabine Pass LNG LP, 6.50%, 11/1/20	250,000	243,125
Sanchez Energy Corp., 6.125%, 1/15/23	910,000	614,250
SandRidge Energy, Inc., 8.75%, 6/1/20(1)	665,000	404,403
SandRidge Energy, Inc., 7.50%, 3/15/21	1,145,000	257,625
SM Energy Co., 6.50%, 1/1/23	500,000	467,500
SM Energy Co., 5.00%, 1/15/24	1,310,000	1,115,137
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,390,000	1,292,700
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	1,500,000	1,428,750
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,020,000
Tesoro Corp., 5.375%, 10/1/22	150,000	147,750
Whiting Petroleum Corp., 5.00%, 3/15/19	490,000	428,750
Whiting Petroleum Corp., 5.75%, 3/15/21	2,600,000	2,263,300
WPX Energy, Inc., 5.25%, 1/15/17	1,250,000	1,250,000
WPX Energy, Inc., 6.00%, 1/15/22	500,000	432,500
WPX Energy, Inc., 8.25%, 8/1/23	845,000	768,950
		55,612,375
Paper and Forest Products — 0.3%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	625,000	659,375
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)	1,500,000	1,524,375
		2,183,750
Personal Products — 0.1%
Avon Products, Inc., 6.75%, 3/15/23	1,000,000	718,750
Pharmaceuticals — 2.6%
Endo Finance LLC / Endo Finco, Inc., 7.75%, 1/15/22(1)	730,000	772,888
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	1,740,000	1,676,925
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,690,000	1,677,325
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	1,370,000	1,344,312
Grifols Worldwide Operations Ltd., 5.25%, 4/1/22	200,000	199,000
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(1)	1,500,000	1,461,562
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20(1)	500,000	511,250
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	1,800,000	1,794,375
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	775,000	800,188
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	1,300,000	1,316,250
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	1,750,000	1,804,687
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	3,125,000	2,968,750
20

	Principal Amount	Value
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	$800,000	$769,000
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	2,795,000	2,684,318
		19,780,830
Real Estate Investment Trusts (REITs) — 1.0%
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	1,705,000	1,466,300
Corrections Corp. of America, 4.125%, 4/1/20	1,350,000	1,350,000
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	1,000,000	1,025,000
DuPont Fabros Technology LP, 5.875%, 9/15/21	250,000	257,500
iStar, Inc., 3.875%, 7/1/16	100,000	99,250
iStar, Inc., 9.00%, 6/1/17	100,000	105,375
iStar, Inc., 5.00%, 7/1/19	975,000	930,511
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, 5/1/21	1,500,000	1,575,000
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	1,000,000	1,005,000
		7,813,936
Real Estate Management and Development — 0.3%
CBRE Services, Inc., 5.00%, 3/15/23	250,000	251,648
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,930,000	1,937,237
		2,188,885
Semiconductors and Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	410,000	264,450
Advanced Micro Devices, Inc., 7.00%, 7/1/24	700,000	437,500
Amkor Technology, Inc., 6.375%, 10/1/22	1,000,000	928,125
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	3,800,000	3,980,500
Micron Technology, Inc., 5.25%, 8/1/23(1)	1,480,000	1,380,100
Micron Technology, Inc., 5.50%, 2/1/25	1,500,000	1,376,250
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	800,000	804,000
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	225,000	234,844
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	1,065,000	1,110,262
		10,516,031
Software — 0.5%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	1,500,000	1,582,500
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	250,000	202,969
Infor US, Inc., 6.50%, 5/15/22(1)	1,380,000	1,269,600
Nuance Communications, Inc., 5.375%, 8/15/20(1)	754,000	755,885
		3,810,954
Specialty Retail — 2.7%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	980,000	1,019,200
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	840,000	840,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	1,150,000	1,114,063
Building Materials Holding Corp., 9.00%, 9/15/18(1)	1,000,000	1,057,500
Claire's Stores, Inc., 9.00%, 3/15/19(1)	100,000	80,250
Claire's Stores, Inc., 7.75%, 6/1/20(1)	750,000	225,000
Hertz Corp. (The), 4.25%, 4/1/18	100,000	99,750
Hertz Corp. (The), 5.875%, 10/15/20	450,000	450,000
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,608,125

21

	Principal Amount	Value
Hertz Corp. (The), 6.25%, 10/15/22	$850,000	$856,375
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,370,000	1,435,075
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,255,000	1,276,962
Petco Holdings, Inc., PIK, 8.50%, 10/15/17(1)	500,000	505,000
Rent-A-Center, Inc., 6.625%, 11/15/20	700,000	689,500
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	1,000,000	1,030,000
Sonic Automotive, Inc., 7.00%, 7/15/22	800,000	848,000
Sonic Automotive, Inc., 5.00%, 5/15/23	850,000	818,125
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	900,000	866,250
United Rentals North America, Inc., 7.375%, 5/15/20	250,000	263,750
United Rentals North America, Inc., 7.625%, 4/15/22	250,000	266,875
United Rentals North America, Inc., 6.125%, 6/15/23	825,000	827,063
United Rentals North America, Inc., 4.625%, 7/15/23	1,510,000	1,468,475
United Rentals North America, Inc., 5.50%, 7/15/25	2,550,000	2,393,812
		20,039,150
Technology Hardware, Storage and Peripherals — 0.6%
CommScope Technologies Finance LLC, 6.00%, 6/15/25(1)	2,435,000	2,342,178
Dell, Inc., 5.875%, 6/15/19	1,250,000	1,297,500
NCR Corp., 5.00%, 7/15/22	500,000	475,625
		4,115,303
Textiles, Apparel and Luxury Goods — 0.9%
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/19	738,000	766,598
L Brands, Inc., 6.625%, 4/1/21	750,000	836,250
L Brands, Inc., 5.625%, 2/15/22	2,250,000	2,387,812
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	2,465,000	2,551,595
PVH Corp., 4.50%, 12/15/22	500,000	486,250
		7,028,505
Wireless Telecommunication Services — 3.0%
Sprint Communications, 6.00%, 12/1/16	1,000,000	987,500
Sprint Communications, 9.125%, 3/1/17	250,000	253,828
Sprint Communications, 9.00%, 11/15/18(1)	1,000,000	1,052,500
Sprint Communications, 7.00%, 3/1/20(1)	1,100,000	1,105,500
Sprint Communications, 6.00%, 11/15/22	1,750,000	1,321,250
Sprint Corp., 7.25%, 9/15/21	3,000,000	2,463,750
Sprint Corp., 7.875%, 9/15/23	600,000	487,125
Sprint Corp., 7.125%, 6/15/24	4,100,000	3,165,610
Sprint Corp., 7.625%, 2/15/25	1,010,000	784,644
T-Mobile USA, Inc., 6.46%, 4/28/19	480,000	489,600
T-Mobile USA, Inc., 6.625%, 11/15/20	1,250,000	1,273,437
T-Mobile USA, Inc., 6.63%, 4/28/21	1,500,000	1,507,500
T-Mobile USA, Inc., 6.125%, 1/15/22	1,100,000	1,064,250
T-Mobile USA, Inc., 6.625%, 4/1/23	3,220,000	3,195,850
T-Mobile USA, Inc., 6.375%, 3/1/25	1,500,000	1,436,250
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23(1)	2,210,000	2,149,225
		22,737,819
TOTAL CORPORATE BONDS (Cost $770,125,398)		712,995,620

22

	Principal Amount/ Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 0.5%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.16%, 10/15/15(1) (Cost $4,000,000)	$4,000,000	$3,973,228
ASSET-BACKED SECURITIES(3) — 0.4%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	671,281	710,718
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	1,078,116	1,150,188
US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	966,906	999,539
TOTAL ASSET-BACKED SECURITIES (Cost $2,721,654)		2,860,445
COMMON STOCKS — 0.3%
Banks — 0.1%
CIT Group, Inc.	9,111	364,713
Building Products†
Nortek, Inc.(4)	650	41,152
Health Care Providers and Services — 0.1%
Express Scripts Holding Co.(4)	10,800	874,368
Media — 0.1%
Charter Communications, Inc., Class A(4)	5,213	916,706
TOTAL COMMON STOCKS (Cost $1,685,158)		2,196,939
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 0.2%
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36 (Cost $1,309,209)	$1,314,075	1,295,742
EXCHANGE-TRADED FUNDS — 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $946,896)	10,600	882,874
TEMPORARY CASH INVESTMENTS(7) — 1.7%
Credit Agricole Corporate and Investment Bank, 0.06%, 10/1/15 (LOC: Credit Agricole SA)(5)	$7,268,000	7,267,983
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $3,958,081), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $3,879,001)		3,879,000
SSgA U.S. Government Money Market Fund, Class N	1,409,378	1,409,378
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,556,378)		12,556,361
TOTAL INVESTMENT SECURITIES — 98.3% (Cost $793,344,693)		736,761,209
OTHER ASSETS AND LIABILITIES — 1.7%		12,882,311
TOTAL NET ASSETS — 100.0%		$749,643,520

23

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,736,600	USD	1,895,314	Westpac Group	12/16/15	$17,895
USD	1,502,698	AUD	2,151,186	JPMorgan Chase Bank N.A.	12/16/15	(1,237)
CAD	1,133,826	USD	850,000	JPMorgan Chase Bank N.A.	12/16/15	(644)
USD	1,694,181	CAD	2,242,331	Barclays Bank plc	12/16/15	14,436
USD	2,500,000	CAD	3,326,525	Westpac Group	12/16/15	8,079
CHF	2,677,778	USD	2,758,781	Barclays Bank plc	12/16/15	(3,709)
USD	700,000	CHF	678,930	State Street Bank & Trust Co.	12/16/15	1,473
USD	1,021,150	CLP	705,206,231	UBS AG	12/16/15	14,985
CZK	28,101,608	USD	1,170,175	JPMorgan Chase Bank N.A.	12/16/15	(12,646)
USD	1,439,178	CZK	34,848,256	Westpac Group	12/16/15	3,749
USD	6,060,825	EUR	5,405,751	JPMorgan Chase Bank N.A.	12/16/15	12,754
GBP	1,244,623	USD	1,911,971	UBS AG	12/16/15	(29,753)
HUF	515,621,630	USD	1,838,949	UBS AG	12/16/15	(1,412)
USD	639,635	HUF	179,556,866	Barclays Bank plc	12/16/15	(257)
USD	1,390,615	HUF	390,670,311	Deutsche Bank	12/16/15	(1,629)
INR	266,247,886	USD	3,997,716	Westpac Group	12/16/15	13,333
USD	1,039,406	INR	69,858,477	UBS AG	12/16/15	(13,018)
USD	3,148,786	INR	212,637,500	Westpac Group	12/16/15	(54,618)
USD	2,110,024	JPY	254,088,546	Deutsche Bank	12/16/15	(10,671)
KRW	2,394,000,000	USD	2,000,000	Westpac Group	12/16/15	14,686
USD	3,100,556	KRW	3,677,011,455	UBS AG	12/16/15	6,144
MXN	10,326,917	USD	600,000	UBS AG	12/16/15	7,264
USD	2,300,000	MXN	38,631,622	UBS AG	12/16/15	28,306
USD	1,504,729	MYR	6,500,431	Westpac Group	12/16/15	28,614
PLN	9,098,412	USD	2,400,000	UBS AG	12/16/15	(10,927)
USD	800,000	PLN	3,049,519	Barclays Bank plc	12/16/15	(747)
SEK	11,911,148	USD	1,420,478	Deutsche Bank	12/16/15	5,146
USD	1,758,995	SEK	14,648,560	UBS AG	12/16/15	5,734
USD	3,618,223	THB	131,649,053	Westpac Group	12/16/15	841
TRY	2,014,360	USD	650,000	State Street Bank & Trust Co.	12/16/15	542
USD	2,106,868	TRY	6,601,045	JPMorgan Chase Bank N.A.	12/16/15	(24,955)
						$17,758

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
13	U.S. Treasury Long Bonds	December 2015	$2,045,469	$(19,935)
39	U.S. Treasury Ultra Long Bonds	December 2015	6,255,844	(30,557)
			$8,301,313	$(50,492)

24

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 24 Index	$12,870,000	Sell	5.00%	6/20/20	4.29%	$(211,700)	$387,570

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Bank of America N.A./ Camden Property Trust	$850,000	Buy	1.00%	12/20/19	$(5,090)	$6,389	$1,299
Barclays Bank plc/ AES Corp. (The)(6)	850,000	Sell	5.00%	9/20/17	62,752	2,129	64,881
Barclays Bank plc/ Boyd Gaming Corp.(6)	850,000	Sell	5.00%	9/20/16	32,519	3,691	36,210
Barclays Bank plc/ Calpine Corp.(6)	850,000	Sell	5.00%	9/20/17	51,259	(8,450)	42,809
Barclays Bank plc/ Dominion Resources, Inc.(6)	850,000	Buy	1.00%	6/20/20	(24,499)	1,657	(22,842)
Barclays Bank plc/ NRG Energy, Inc.(6)	850,000	Sell	5.00%	9/20/17	58,295	(7,418)	50,877
Barclays Bank plc/ Parker Drilling Co.(6)	850,000	Sell	5.00%	9/20/17	54,771	(65,974)	(11,203)
Barclays Bank plc/ Procter & Gamble Co. (The)(6)	850,000	Buy	1.00%	6/20/20	(32,553)	3,174	(29,379)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	850,000	Buy	1.00%	9/20/19	(8,664)	4,727	(3,937)
Deutsche Bank AG/ International Business Machines Corp.	850,000	Buy	1.00%	9/20/19	(18,191)	(3,915)	(22,106)
Deutsche Bank AG/ Realogy Group LLC/ Realogy Co-Issuer	850,000	Sell	5.00%	9/20/16	30,617	3,856	34,473
Goldman Sachs & Co./ Kellogg Co.	850,000	Buy	1.00%	12/20/19	(13,008)	(2,671)	(15,679)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	850,000	Buy	1.00%	6/20/20	25,021	12,675	37,696
Goldman Sachs & Co./ Starwood Hotels & Resorts	850,000	Buy	1.00%	6/20/20	(8,022)	1,206	(6,816)

25

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Morgan Stanley & Co./ D.R. Horton, Inc.	$850,000	Sell	1.00%	6/20/20	$(18,537)	$(263)	$(18,800)
Morgan Stanley & Co./ Frontier Communications Corp.	850,000	Sell	5.00%	9/20/17	59,893	(20,025)	39,868
Morgan Stanley & Co./ HCA, Inc.	850,000	Sell	5.00%	9/20/17	65,453	5,351	70,804
Morgan Stanley & Co./ Hertz Corp. (The)	850,000	Sell	5.00%	9/20/17	64,910	406	65,316
Morgan Stanley & Co./ International Lease Finance Corp.	850,000	Sell	5.00%	9/20/17	60,784	(1,356)	59,428
Morgan Stanley & Co./ J.C. Penney Co., Inc.	850,000	Sell	5.00%	6/20/16	16,947	5,708	22,655
Morgan Stanley & Co./ Lennar Corp.	850,000	Sell	1.00%	6/20/20	112,613	767	113,380
Morgan Stanley & Co./ Mondelez International, Inc.	850,000	Buy	1.00%	9/20/19	(18,191)	(3,699)	(21,890)
Morgan Stanley & Co./ PepsiCo, Inc.	850,000	Buy	1.00%	9/20/19	(19,857)	(3,720)	(23,577)
Morgan Stanley & Co./ Rite Aid Corp.	850,000	Sell	5.00%	9/20/16	35,013	2,948	37,961
					$564,235	$(62,807)	$501,428

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

***The quoted market prices and resulting value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

26

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PIK	-	Payment in Kind
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $253,242,231, which represented 33.8% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Non-income producing.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $459,158.

(7)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $360,000.

See Notes to Financial Statements.

27

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $793,344,693)	$736,761,209
Cash	40,959
Deposits with broker for futures contracts and swap agreements	882,169
Receivable for investments sold	1,943,021
Receivable for capital shares sold	161,547
Receivable for variation margin on futures contracts	34,125
Receivable for variation margin on swap agreements	48,769
Unrealized appreciation on forward foreign currency exchange contracts	183,981
Swap agreements, at value (including net premiums paid (received) of $670,986)	677,657
Interest and dividends receivable	13,989,483
754,722,920

Liabilities
Payable for collateral received for swap agreements	360,000
Payable for investments purchased	2,968,529
Payable for capital shares redeemed	859,120
Unrealized depreciation on forward foreign currency exchange contracts	166,223
Swap agreements, at value (including net premiums paid (received) of $(106,751))	176,229
Accrued management fees	463,568
Distribution and service fees payable	16,602
Dividends payable	69,129
5,079,400

Net Assets	$749,643,520

Net Assets Consist of:
Capital paid in	$816,507,547
Distributions in excess of net investment income	(237,374)
Accumulated net realized loss	(9,735,928)
Net unrealized depreciation	(56,890,725)
$749,643,520

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$255,493,476	46,905,277	$5.45
Institutional Class	$409,266,193	75,102,459	$5.45
A Class	$29,000,534	5,322,753	$5.45*
C Class	$11,181,749	2,052,131	$5.45
R Class	$1,727,377	317,006	$5.45
R6 Class	$42,974,191	7,895,665	$5.44
*Maximum offering price $5.71 (net asset value divided by 0.955).

See Notes to Financial Statements.

28

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$24,496,559
Dividends	30,424
24,526,983

Expenses:
Management fees	2,943,107
Distribution and service fees:
A Class	41,010
C Class	66,880
R Class	4,555
Trustees' fees and expenses	19,018
Other expenses	2,923
3,077,493

Net investment income (loss)	21,449,490

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(7,577,338)
Futures contract transactions	9,289
Swap agreement transactions	(497,348)
Foreign currency transactions	(481,347)
(8,546,744)

Change in net unrealized appreciation (depreciation) on:
Investments	(57,269,311)
Futures contracts	370,401
Swap agreements	(342,232)
Translation of assets and liabilities in foreign currencies	(474,971)
(57,716,113)

Net realized and unrealized gain (loss)	(66,262,857)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(44,813,367)

See Notes to Financial Statements.

29

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$21,449,490	$40,773,776
Net realized gain (loss)	(8,546,744)	(965,697)
Change in net unrealized appreciation (depreciation)	(57,716,113)	(32,409,883)
Net increase (decrease) in net assets resulting from operations	(44,813,367)	7,398,196

Distributions to Shareholders
From net investment income:
Investor Class	(7,788,251)	(16,097,210)
Institutional Class	(11,634,045)	(21,245,884)
A Class	(825,769)	(2,152,897)
C Class	(286,347)	(815,236)
R Class	(43,609)	(90,594)
R6 Class	(1,216,998)	(883,291)
From net realized gains:
Investor Class	—	(2,664,794)
Institutional Class	—	(3,370,892)
A Class	—	(332,287)
C Class	—	(150,145)
R Class	—	(14,822)
R6 Class	—	(181,676)
Decrease in net assets from distributions	(21,795,019)	(47,999,728)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	13,792,211	105,863,641

Net increase (decrease) in net assets	(52,816,175)	65,262,109

Net Assets
Beginning of period	802,459,695	737,197,586
End of period	$749,643,520	$802,459,695

Undistributed (distributions in excess of) net investment income	$(237,374)	$108,155

See Notes to Financial Statements.

30

Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)
1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

31

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions

32

of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 74% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5425% to 0.6600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended September 30, 2015 was 0.85% for the Investor Class, A Class, C Class and R Class, 0.65% for the Institutional Class and 0.60% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2015 are detailed in the Statement of Operations.

33

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2015 were $125,025,421 and $113,856,493, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Year ended March 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,036,785	$69,654,155	28,328,446	$171,854,898
Issued in reinvestment of distributions	1,284,328	7,397,059	2,912,763	17,608,755
Redeemed	(18,073,064)	(103,652,600)	(27,958,065)	(168,671,101)
	(4,751,951)	(26,601,386)	3,283,144	20,792,552
Institutional Class
Sold	6,877,048	40,486,386	22,173,151	133,064,080
Issued in reinvestment of distributions	2,016,867	11,601,872	4,065,313	24,567,881
Redeemed	(2,129,643)	(12,416,643)	(15,137,437)	(90,489,391)
	6,764,272	39,671,615	11,101,027	67,142,570
A Class
Sold	305,234	1,786,968	1,065,773	6,530,590
Issued in reinvestment of distributions	138,118	795,422	383,265	2,321,008
Redeemed	(1,016,998)	(5,894,257)	(3,564,370)	(21,715,109)
	(573,646)	(3,311,867)	(2,115,332)	(12,863,511)
C Class
Sold	84,816	494,703	271,062	1,672,598
Issued in reinvestment of distributions	42,884	247,124	133,809	810,088
Redeemed	(532,475)	(3,075,448)	(1,437,170)	(8,703,404)
	(404,775)	(2,333,621)	(1,032,299)	(6,220,718)
R Class
Sold	17,943	104,137	86,347	523,725
Issued in reinvestment of distributions	7,564	43,524	17,381	105,240
Redeemed	(17,814)	(103,400)	(112,633)	(688,396)
	7,693	44,261	(8,905)	(59,431)
R6 Class
Sold	1,678,667	9,754,278	6,444,190	38,713,432
Issued in reinvestment of distributions	211,855	1,216,883	177,947	1,064,967
Redeemed	(815,855)	(4,647,952)	(452,566)	(2,706,220)
	1,074,667	6,323,209	6,169,571	37,072,179
Net increase (decrease)	2,116,260	$13,792,211	17,397,206	$105,863,641

34

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$712,995,620	—
Commercial Mortgage-Backed Securities	—	3,973,228	—
Asset-Backed Securities	—	2,860,445	—
Common Stocks	$2,196,939	—	—
Collateralized Mortgage Obligations	—	1,295,742	—
Exchange-Traded Funds	882,874	—	—
Temporary Cash Investments	1,409,378	11,146,983	—
	$4,489,191	$732,272,018	—
Other Financial Instruments
Swap Agreements	—	$54,684	—
Forward Foreign Currency Exchange Contracts	—	183,981	—
	—	$238,665	—

Liabilities
Other Financial Instruments
Futures Contracts	$(50,492)	—	—
Swap Agreements	—	$(329,191)	—
Forward Foreign Currency Exchange Contracts	—	(166,223)	—
	$(50,492)	$(495,414)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit

35

cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $35,473,333.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $108,916,229.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 170 contracts.

Value of Derivative Instruments as of September 30, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$48,769	Payable for variation margin on swap agreements*	—
Credit Risk	Swap agreements	677,657	Swap agreements	$176,229
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	183,981	Unrealized depreciation on forward foreign currency exchange contracts	166,223
Interest Rate Risk	Receivable for variation margin on futures contracts*	34,125	Payable for variation margin on futures contracts*	—
		$944,532		$342,452

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(497,348)	Change in net unrealized appreciation (depreciation) on swap agreements	$(342,232)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(481,368)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(474,971)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	9,289	Change in net unrealized appreciation (depreciation) on futures contracts	370,401
		$(969,427)		$(446,802)

8. Risk Factors

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$793,966,946
Gross tax appreciation of investments	$11,189,250
Gross tax depreciation of investments	(68,394,987)
Net tax appreciation (depreciation) of investments	$(57,205,737)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(1,058,561), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$5.92	0.15	(0.47)	(0.32)	(0.15)	—	(0.15)	$5.45	(5.45)%	0.85%(4)	0.85%(4)	5.22%(4)	5.22%(4)	15%	$255,493
2015	$6.24	0.32	(0.26)	0.06	(0.33)	(0.05)	(0.38)	$5.92	0.97%	0.85%	0.85%	5.29%	5.29%	34%	$305,901
2014	$6.29	0.36	0.01	0.37	(0.36)	(0.06)	(0.42)	$6.24	6.08%	0.85%	0.85%	5.73%	5.73%	27%	$301,950
2013	$6.04	0.38	0.31	0.69	(0.38)	(0.06)	(0.44)	$6.29	11.92%	0.85%	0.85%	6.14%	6.14%	28%	$325,228
2012	$6.21	0.41	(0.09)	0.32	(0.42)	(0.07)	(0.49)	$6.04	5.56%	0.84%	0.86%	6.84%	6.82%	28%	$295,571
2011	$5.92	0.45	0.30	0.75	(0.46)	—	(0.46)	$6.21	13.23%	0.79%	0.86%	7.49%	7.42%	39%	$188,918
Institutional Class
2015(3)	$5.92	0.16	(0.47)	(0.31)	(0.16)	—	(0.16)	$5.45	(5.35)%	0.65%(4)	0.65%(4)	5.42%(4)	5.42%(4)	15%	$409,266
2015	$6.24	0.33	(0.26)	0.07	(0.34)	(0.05)	(0.39)	$5.92	1.18%	0.65%	0.65%	5.49%	5.49%	34%	$404,881
2014	$6.29	0.37	0.01	0.38	(0.37)	(0.06)	(0.43)	$6.24	6.29%	0.65%	0.65%	5.93%	5.93%	27%	$357,390
2013	$6.04	0.39	0.32	0.71	(0.40)	(0.06)	(0.46)	$6.29	12.14%	0.65%	0.65%	6.34%	6.34%	28%	$282,497
2012	$6.21	0.42	(0.09)	0.33	(0.43)	(0.07)	(0.50)	$6.04	5.77%	0.64%	0.66%	7.04%	7.02%	28%	$204,947
2011	$5.92	0.46	0.30	0.76	(0.47)	—	(0.47)	$6.21	13.46%	0.59%	0.66%	7.69%	7.62%	39%	$144,594

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$5.92	0.14	(0.46)	(0.32)	(0.15)	—	(0.15)	$5.45	(5.57)%	1.10%(4)	1.10%(4)	4.97%(4)	4.97%(4)	15%	$29,001
2015	$6.24	0.31	(0.27)	0.04	(0.31)	(0.05)	(0.36)	$5.92	0.72%	1.10%	1.10%	5.04%	5.04%	34%	$34,928
2014	$6.29	0.34	0.02	0.36	(0.35)	(0.06)	(0.41)	$6.24	5.82%	1.10%	1.10%	5.48%	5.48%	27%	$50,020
2013	$6.04	0.36	0.32	0.68	(0.37)	(0.06)	(0.43)	$6.29	11.64%	1.10%	1.10%	5.89%	5.89%	28%	$54,563
2012	$6.21	0.39	(0.09)	0.30	(0.40)	(0.07)	(0.47)	$6.04	5.30%	1.09%	1.11%	6.59%	6.57%	28%	$52,227
2011	$5.92	0.44	0.30	0.74	(0.45)	—	(0.45)	$6.21	12.95%	1.04%	1.11%	7.24%	7.17%	39%	$45,285
C Class
2015(3)	$5.92	0.12	(0.47)	(0.35)	(0.12)	—	(0.12)	$5.45	(5.92)%	1.85%(4)	1.85%(4)	4.22%(4)	4.22%(4)	15%	$11,182
2015	$6.24	0.26	(0.26)	—	(0.27)	(0.05)	(0.32)	$5.92	(0.03)%	1.85%	1.85%	4.29%	4.29%	34%	$14,555
2014	$6.29	0.29	0.02	0.31	(0.30)	(0.06)	(0.36)	$6.24	5.03%	1.85%	1.85%	4.73%	4.73%	27%	$21,786
2013	$6.04	0.32	0.31	0.63	(0.32)	(0.06)	(0.38)	$6.29	10.81%	1.85%	1.85%	5.14%	5.14%	28%	$23,797
2012	$6.21	0.35	(0.09)	0.26	(0.36)	(0.07)	(0.43)	$6.04	4.51%	1.84%	1.86%	5.84%	5.82%	28%	$20,807
2011	$5.92	0.39	0.30	0.69	(0.40)	—	(0.40)	$6.21	12.12%	1.79%	1.86%	6.49%	6.42%	39%	$19,096

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$5.92	0.14	(0.47)	(0.33)	(0.14)	—	(0.14)	$5.45	(5.68)%	1.35%(4)	1.35%(4)	4.72%(4)	4.72%(4)	15%	$1,727
2015	$6.24	0.29	(0.26)	0.03	(0.30)	(0.05)	(0.35)	$5.92	0.47%	1.35%	1.35%	4.79%	4.79%	34%	$1,832
2014	$6.29	0.33	0.01	0.34	(0.33)	(0.06)	(0.39)	$6.24	5.55%	1.35%	1.35%	5.23%	5.23%	27%	$1,987
2013	$6.04	0.35	0.31	0.66	(0.35)	(0.06)	(0.41)	$6.29	11.37%	1.35%	1.35%	5.64%	5.64%	28%	$2,312
2012	$6.21	0.38	(0.09)	0.29	(0.39)	(0.07)	(0.46)	$6.04	5.03%	1.34%	1.36%	6.34%	6.32%	28%	$2,428
2011	$5.92	0.42	0.30	0.72	(0.43)	—	(0.43)	$6.21	12.67%	1.29%	1.36%	6.99%	6.92%	39%	$1,967
R6 Class
2015(3)	$5.92	0.16	(0.48)	(0.32)	(0.16)	—	(0.16)	$5.44	(5.50)%	0.60%(4)	0.60%(4)	5.47%(4)	5.47%(4)	15%	$42,974
2015	$6.24	0.33	(0.26)	0.07	(0.34)	(0.05)	(0.39)	$5.92	1.23%	0.60%	0.60%	5.54%	5.54%	34%	$40,362
2014(5)	$6.20	0.25	0.10	0.35	(0.25)	(0.06)	(0.31)	$6.24	5.78%	0.60%(4)	0.60%(4)	5.95%(4)	5.95%(4)	27%(6)	$4,064

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2015 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through March 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.
See Notes to Financial Statements.

40

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

41

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various

42

committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

43

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

44

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

45

Notes

46

Notes

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87389 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

NT Diversified Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of September 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLDX	-0.89%	2.64%	3.13%	5.24%	5/12/06
Barclays U.S. Aggregate Bond Index	—	-0.47%	2.94%	3.09%	5.03%	—
R6 Class	ACDDX	-0.77%	2.69%	—	3.31%	7/26/13

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	R6 Class
0.40%	0.35%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

SEPTEMBER 30, 2015
Portfolio at a Glance
Average Duration (effective)	5.6 years
Weighted Average Life	7.6 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	33.0%
Corporate Bonds	32.0%
U.S. Government Agency Mortgage-Backed Securities	25.6%
Collateralized Mortgage Obligations	5.3%
Commercial Mortgage-Backed Securities	5.1%
Asset-Backed Securities	4.8%
Sovereign Governments and Agencies	3.4%
Municipal Securities	1.2%
Temporary Cash Investments	5.3%
Other Assets and Liabilities	(15.7)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1)4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$991.10	$1.99	0.40%
R6 Class	$1,000	$992.30	$1.74	0.35%
Hypothetical
Institutional Class	$1,000	$1,023.00	$2.02	0.40%
R6 Class	$1,000	$1,023.25	$1.77	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

4

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 33.0%
U.S. Treasury Bills, 0.25%, 6/23/16(1)	$36,000,000	$35,954,784
U.S. Treasury Bonds, 4.75%, 2/15/37	9,750,000	13,228,517
U.S. Treasury Bonds, 3.50%, 2/15/39	48,280,000	54,499,816
U.S. Treasury Bonds, 4.375%, 11/15/39	3,000,000	3,851,874
U.S. Treasury Bonds, 2.875%, 5/15/43	16,720,000	16,678,635
U.S. Treasury Bonds, 3.125%, 8/15/44	28,410,000	29,756,520
U.S. Treasury Bonds, 3.00%, 11/15/44	11,990,000	12,255,399
U.S. Treasury Bonds, 2.50%, 2/15/45	9,550,000	8,800,421
U.S. Treasury Notes, 0.375%, 11/15/15(2)	19,250,000	19,256,949
U.S. Treasury Notes, 1.375%, 11/30/15	10,000,000	10,021,190
U.S. Treasury Notes, 2.125%, 12/31/15	20,000,000	20,103,900
U.S. Treasury Notes, 0.375%, 1/15/16	46,000,000	46,043,148
U.S. Treasury Notes, 0.875%, 11/30/16	9,500,000	9,548,611
U.S. Treasury Notes, 0.625%, 12/15/16	16,500,000	16,537,702
U.S. Treasury Notes, 0.50%, 4/30/17	10,000,000	9,993,420
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,175,897
U.S. Treasury Notes, 1.00%, 2/15/18	175,600,000	176,575,107
U.S. Treasury Notes, 0.75%, 4/15/18	20,000,000	19,973,040
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,739,355
U.S. Treasury Notes, 1.00%, 5/31/18	12,280,000	12,328,371
U.S. Treasury Notes, 1.375%, 6/30/18	13,210,000	13,391,122
U.S. Treasury Notes, 1.375%, 7/31/18	12,050,000	12,215,218
U.S. Treasury Notes, 1.375%, 9/30/18	37,200,000	37,693,346
U.S. Treasury Notes, 1.25%, 10/31/18	39,300,000	39,645,408
U.S. Treasury Notes, 1.375%, 11/30/18	28,700,000	29,058,176
U.S. Treasury Notes, 1.625%, 8/31/19	5,000,000	5,087,205
U.S. Treasury Notes, 1.50%, 11/30/19	41,600,000	42,050,653
U.S. Treasury Notes, 1.625%, 12/31/19	20,400,000	20,712,100
U.S. Treasury Notes, 1.375%, 3/31/20	23,900,000	23,981,834
U.S. Treasury Notes, 1.625%, 6/30/20	21,800,000	22,082,288
U.S. Treasury Notes, 1.875%, 5/31/22	15,000,000	15,145,320
TOTAL U.S. TREASURY SECURITIES (Cost $778,697,040)		786,385,326
CORPORATE BONDS — 32.0%
Aerospace and Defense — 0.2%
Harris Corp., 2.70%, 4/27/20	590,000	585,383
Lockheed Martin Corp., 3.80%, 3/1/45	500,000	455,948
United Technologies Corp., 6.125%, 2/1/19	290,000	329,303
United Technologies Corp., 6.05%, 6/1/36	730,000	901,003
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,689,072
		3,960,709

5

		Principal Amount	Value
Auto Components — 0.2%
Schaeffler Finance BV, 4.25%, 5/15/21(3)		$1,620,000	$1,563,300
Tenneco, Inc., 6.875%, 12/15/20		1,299,000	1,350,960
ZF North America Capital, Inc., 4.00%, 4/29/20(3)		1,850,000	1,765,594
			4,679,854
Automobiles — 0.7%
Ford Motor Co., 4.75%, 1/15/43		960,000	904,370
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		1,800,000	1,794,859
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		5,750,000	6,119,323
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		1,150,000	1,379,571
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		980,000	1,107,977
General Motors Co., 5.00%, 4/1/35		1,490,000	1,385,013
General Motors Financial Co., Inc., 3.25%, 5/15/18		2,280,000	2,301,503
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)		1,260,000	1,238,139
			16,230,755
Banks — 6.3%
Bank of America Corp., 3.75%, 7/12/16		960,000	979,314
Bank of America Corp., 6.50%, 8/1/16		1,050,000	1,096,868
Bank of America Corp., 5.75%, 12/1/17		6,665,000	7,208,171
Bank of America Corp., 5.625%, 7/1/20		2,320,000	2,619,602
Bank of America Corp., 4.10%, 7/24/23		4,160,000	4,330,930
Bank of America Corp., MTN, 4.00%, 4/1/24		1,170,000	1,206,909
Bank of America Corp., MTN, 4.20%, 8/26/24		1,770,000	1,770,021
Bank of America Corp., MTN, 4.00%, 1/22/25		2,240,000	2,195,160
Bank of America Corp., MTN, 5.00%, 1/21/44		830,000	874,549
Bank of America N.A., 5.30%, 3/15/17		1,500,000	1,576,065
Bank of America N.A., 6.00%, 10/15/36		650,000	782,761
Barclays Bank plc, 5.14%, 10/14/20		1,500,000	1,644,924
Barclays Bank plc, 3.75%, 5/15/24		1,000,000	1,012,420
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	1,300,000	1,717,371
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	2,500,000	4,066,602
BB&T Corp., MTN, 2.05%, 6/19/18		$570,000	575,990
BPCE SA, 5.15%, 7/21/24(3)		1,670,000	1,700,975
Branch Banking & Trust Co., 3.625%, 9/16/25		813,000	814,626
Branch Banking & Trust Co., 3.80%, 10/30/26		1,300,000	1,321,320
Capital One Financial Corp., 3.20%, 2/5/25		1,970,000	1,881,515
Capital One N.A., 2.35%, 8/17/18		1,600,000	1,605,648
Citigroup, Inc., 4.45%, 1/10/17		3,200,000	3,328,518
Citigroup, Inc., 5.50%, 2/15/17		1,110,000	1,169,007
Citigroup, Inc., 1.75%, 5/1/18		1,980,000	1,968,954
Citigroup, Inc., 2.55%, 4/8/19		1,250,000	1,262,526
Citigroup, Inc., 4.50%, 1/14/22		1,970,000	2,133,882
Citigroup, Inc., 4.05%, 7/30/22		1,400,000	1,429,467
Citigroup, Inc., 4.40%, 6/10/25		5,810,000	5,857,189
Citigroup, Inc., 5.30%, 5/6/44		1,060,000	1,107,684
Commerzbank AG, 8.125%, 9/19/23(3)		1,050,000	1,221,528
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	3,000,000	3,745,212

6

		Principal Amount	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$2,270,000	$2,394,832
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		480,000	482,969
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	1,100,000	1,338,809
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.125%, 9/14/22	EUR	2,500,000	3,084,050
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20(3)		$1,800,000	1,796,971
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45(3)		500,000	492,156
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	3,200,000	3,649,601
Fifth Third Bancorp, 4.30%, 1/16/24		$750,000	772,762
Fifth Third Bank, 2.875%, 10/1/21		1,830,000	1,850,514
HBOS plc, MTN, 6.75%, 5/21/18(3)		2,280,000	2,518,848
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	1,200,000	2,114,799
HSBC Holdings plc, 5.10%, 4/5/21		$1,530,000	1,699,048
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	2,200,000	2,850,388
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	4,700,000	5,499,243
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)		$1,070,000	1,058,109
JPMorgan Chase & Co., 6.00%, 1/15/18		400,000	437,237
JPMorgan Chase & Co., 4.625%, 5/10/21		6,860,000	7,475,068
JPMorgan Chase & Co., 3.25%, 9/23/22		3,880,000	3,890,453
JPMorgan Chase & Co., 3.125%, 1/23/25		2,750,000	2,658,546
JPMorgan Chase & Co., 4.95%, 6/1/45		1,000,000	1,007,480
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		2,070,000	2,138,587
KFW, 2.00%, 6/1/16		2,920,000	2,949,857
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	2,300,000	4,409,470
PNC Funding Corp., 4.375%, 8/11/20		$230,000	251,637
Regions Bank, 7.50%, 5/15/18		250,000	280,645
Regions Bank, 6.45%, 6/26/37		1,240,000	1,506,860
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		1,580,000	1,707,444
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	1,200,000	1,496,092
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	3,400,000	3,670,133
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	1,300,000	1,418,738
U.S. Bancorp, 3.44%, 2/1/16		$450,000	453,848
U.S. Bancorp, MTN, 3.00%, 3/15/22		2,150,000	2,203,010
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,910,000	1,943,719
U.S. Bank N.A., 2.80%, 1/27/25		1,270,000	1,238,695
Wells Fargo & Co., 4.125%, 8/15/23		760,000	791,073
Wells Fargo & Co., 5.61%, 1/15/44		366,000	409,616
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,020,000	1,034,495
Wells Fargo & Co., MTN, 2.60%, 7/22/20		2,900,000	2,931,442
Wells Fargo & Co., MTN, 4.60%, 4/1/21		1,605,000	1,762,759
Wells Fargo & Co., MTN, 3.55%, 9/29/25		1,900,000	1,904,693
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,700,000	2,728,596
Wells Fargo & Co., MTN, 4.65%, 11/4/44		580,000	571,208
			149,080,208

7

		Principal Amount	Value
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		$190,000	$223,381
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,300,000	2,199,930
			2,423,311
Biotechnology — 0.9%
AbbVie, Inc., 1.75%, 11/6/17		1,670,000	1,675,817
AbbVie, Inc., 2.90%, 11/6/22		1,540,000	1,508,570
AbbVie, Inc., 3.60%, 5/14/25		1,610,000	1,593,422
AbbVie, Inc., 4.40%, 11/6/42		1,790,000	1,642,799
Amgen, Inc., 2.125%, 5/15/17		880,000	891,540
Amgen, Inc., 5.85%, 6/1/17		400,000	428,602
Amgen, Inc., 4.10%, 6/15/21		2,160,000	2,296,557
Amgen, Inc., 5.375%, 5/15/43		1,800,000	1,927,201
Biogen, Inc., 3.625%, 9/15/22		2,310,000	2,332,037
Celgene Corp., 3.25%, 8/15/22		1,490,000	1,494,810
Celgene Corp., 3.625%, 5/15/24		850,000	848,195
Celgene Corp., 3.875%, 8/15/25		1,200,000	1,203,184
Gilead Sciences, Inc., 4.40%, 12/1/21		1,970,000	2,136,624
Gilead Sciences, Inc., 3.65%, 3/1/26		1,820,000	1,828,487
			21,807,845
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,060,000	1,075,900
Capital Markets — 0.3%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	2,500,000	3,456,586
Ameriprise Financial, Inc., 4.00%, 10/15/23		$1,040,000	1,089,447
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		2,030,000	2,213,999
			6,760,032
Chemicals — 0.4%
Ashland, Inc., 4.75%, 8/15/22		950,000	888,250
Dow Chemical Co. (The), 4.25%, 11/15/20		787,000	845,702
Eastman Chemical Co., 2.70%, 1/15/20		1,550,000	1,550,246
Eastman Chemical Co., 3.60%, 8/15/22		1,020,000	1,027,977
Ecolab, Inc., 4.35%, 12/8/21		2,090,000	2,261,800
LYB International Finance BV, 4.875%, 3/15/44		500,000	475,751
LyondellBasell Industries NV, 5.00%, 4/15/19		1,830,000	1,974,705
LyondellBasell Industries NV, 4.625%, 2/26/55		380,000	324,641
Mosaic Co. (The), 5.625%, 11/15/43		500,000	526,279
			9,875,351
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc., 5.25%, 8/1/20		925,000	948,125
Covanta Holding Corp., 5.875%, 3/1/24		1,070,000	1,024,525
Pitney Bowes, Inc., 4.625%, 3/15/24		880,000	888,752
Republic Services, Inc., 3.55%, 6/1/22		1,910,000	1,961,178
Waste Management, Inc., 2.60%, 9/1/16		860,000	871,908
Waste Management, Inc., 4.75%, 6/30/20		830,000	923,106
Waste Management, Inc., 4.10%, 3/1/45		1,140,000	1,072,707
			7,690,301

8

	Principal Amount	Value
Communications Equipment — 0.2%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	$830,000	$836,258
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	1,490,000	1,487,682
Cisco Systems, Inc., 3.00%, 6/15/22	1,520,000	1,550,908
Crown Castle International Corp., 5.25%, 1/15/23	674,000	715,417
		4,590,265
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	1,060,000	1,075,865
Consumer Finance — 1.1%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	1,450,000	1,568,785
American Express Co., 1.55%, 5/22/18	1,530,000	1,522,430
American Express Co., 3.625%, 12/5/24	1,500,000	1,487,564
American Express Credit Corp., 1.30%, 7/29/16	520,000	521,576
American Express Credit Corp., 2.60%, 9/14/20	810,000	814,306
Capital One Bank USA N.A., 2.30%, 6/5/19	2,390,000	2,373,313
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,539,811
CIT Group, Inc., 4.25%, 8/15/17	2,450,000	2,486,750
CIT Group, Inc., 5.00%, 8/15/22	630,000	630,788
Discover Bank, 2.00%, 2/21/18	2,000,000	1,989,450
Equifax, Inc., 3.30%, 12/15/22	800,000	805,529
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	2,810,000	2,859,175
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	488,082
John Deere Capital Corp., MTN, 3.15%, 10/15/21	570,000	586,932
McGraw Hill Financial, Inc., 3.30%, 8/14/20(3)	870,000	886,252
PNC Bank N.A., 6.00%, 12/7/17	2,860,000	3,120,157
PNC Bank N.A., 3.80%, 7/25/23	1,150,000	1,189,208
Synchrony Financial, 3.00%, 8/15/19	500,000	504,439
		25,374,547
Containers and Packaging — 0.3%
Ball Corp., 4.00%, 11/15/23	1,170,000	1,105,650
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	2,068,000	2,153,305
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,700,000	1,678,750
Rock-Tenn Co., 3.50%, 3/1/20	1,000,000	1,036,324
Rock-Tenn Co., 4.00%, 3/1/23	1,670,000	1,716,937
		7,690,966
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	670,000	626,893
Catholic Health Initiatives, 2.95%, 11/1/22	860,000	851,216
Johns Hopkins University, 4.08%, 7/1/53	260,000	257,768
University of Notre Dame du Lac, 3.44%, 2/15/45	950,000	897,008
		2,632,885
Diversified Financial Services — 3.1%
Ally Financial, Inc., 2.75%, 1/30/17	1,790,000	1,780,853
9

		Principal Amount	Value
Ally Financial, Inc., 3.60%, 5/21/18		$1,250,000	$1,237,500
BNP Paribas SA, 4.375%, 9/28/25(3)		800,000	781,847
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	1,200,000	1,305,875
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	1,700,000	2,575,037
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	2,200,000	4,148,274
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	4,100,000	4,238,790
General Electric Capital Corp., MTN, 5.625%, 9/15/17		$2,250,000	2,445,804
General Electric Capital Corp., MTN, 2.20%, 1/9/20		1,000,000	1,011,853
General Electric Capital Corp., MTN, 4.375%, 9/16/20		5,400,000	5,962,016
General Electric Capital Corp., MTN, 4.65%, 10/17/21		3,380,000	3,792,052
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		1,250,000	1,266,826
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		4,230,000	4,339,532
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		3,440,000	3,839,807
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		3,790,000	4,354,479
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		540,000	556,605
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,180,000	1,163,659
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		1,870,000	2,235,927
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		1,080,000	1,064,662
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		410,000	416,828
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		1,070,000	1,076,013
Morgan Stanley, 2.65%, 1/27/20		700,000	703,783
Morgan Stanley, 5.00%, 11/24/25		6,170,000	6,575,967
Morgan Stanley, MTN, 6.625%, 4/1/18		5,170,000	5,759,333
Morgan Stanley, MTN, 5.625%, 9/23/19		6,510,000	7,277,021
Morgan Stanley, MTN, 3.70%, 10/23/24		300,000	301,899
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	2,300,000	3,143,381
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(3)		$950,000	948,088
			74,303,711
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 3.875%, 8/15/21		1,780,000	1,851,239
AT&T, Inc., 2.625%, 12/1/22		3,440,000	3,286,194
AT&T, Inc., 3.40%, 5/15/25		4,920,000	4,707,628
AT&T, Inc., 4.30%, 12/15/42		950,000	819,918
British Telecommunications plc, 5.95%, 1/15/18		3,260,000	3,574,945
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		620,000	620,000
Frontier Communications Corp., 8.25%, 4/15/17		1,250,000	1,325,000
Frontier Communications Corp., 8.50%, 4/15/20		1,000,000	975,000
Frontier Communications Corp., 11.00%, 9/15/25(3)		600,000	582,000
Orange SA, 4.125%, 9/14/21		1,470,000	1,576,668
Orange SA, 5.50%, 2/6/44		630,000	689,189
Telecom Italia Capital SA, 6.00%, 9/30/34		870,000	809,100
Telecom Italia SpA, 5.30%, 5/30/24(3)		1,300,000	1,275,625
Telefonica Emisiones SAU, 5.46%, 2/16/21		2,180,000	2,438,895
Verizon Communications, Inc., 3.65%, 9/14/18		2,000,000	2,108,840
Verizon Communications, Inc., 3.50%, 11/1/21		820,000	839,585
Verizon Communications, Inc., 5.15%, 9/15/23		2,970,000	3,281,954

10

	Principal Amount	Value
Verizon Communications, Inc., 5.05%, 3/15/34	$4,760,000	$4,743,968
Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	1,750,114
Verizon Communications, Inc., 6.55%, 9/15/43	512,000	608,216
Verizon Communications, Inc., 4.86%, 8/21/46	881,000	827,527
Verizon Communications, Inc., 5.01%, 8/21/54	1,313,000	1,205,807
Windstream Services LLC, 7.875%, 11/1/17	230,000	239,345
		40,136,757
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(3)	1,050,000	976,500
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 5.625%, 12/15/20	190,000	199,738
Energy Equipment and Services — 0.2%
Ensco plc, 4.70%, 3/15/21	1,980,000	1,689,081
Ensco plc, 5.20%, 3/15/25	500,000	381,338
Noble Holding International Ltd., 5.95%, 4/1/25	530,000	415,647
Schlumberger Investment SA, 3.65%, 12/1/23	1,250,000	1,291,656
Weatherford International Ltd., 4.50%, 4/15/22	1,500,000	1,215,183
		4,992,905
Food and Staples Retailing — 0.6%
CVS Health Corp., 3.50%, 7/20/22	1,520,000	1,571,005
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,325,483
CVS Health Corp., 5.125%, 7/20/45	750,000	810,254
Delhaize Group, 5.70%, 10/1/40	650,000	690,133
Dollar General Corp., 3.25%, 4/15/23	1,410,000	1,346,336
Kroger Co. (The), 6.40%, 8/15/17	530,000	577,461
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,681,611
Target Corp., 3.50%, 7/1/24	1,630,000	1,704,248
Wal-Mart Stores, Inc., 2.55%, 4/11/23	1,050,000	1,037,164
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	496,342
Wal-Mart Stores, Inc., 4.30%, 4/22/44	2,900,000	2,973,689
		15,213,726
Food Products — 0.3%
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,330,000	1,369,971
Kraft Heinz Foods Co., 3.95%, 7/15/25(3)	680,000	697,433
Kraft Heinz Foods Co., 5.20%, 7/15/45(3)	980,000	1,042,467
Mondelez International, Inc., 4.00%, 2/1/24	1,520,000	1,578,411
Tyson Foods, Inc., 6.60%, 4/1/16	300,000	308,271
Tyson Foods, Inc., 4.50%, 6/15/22	1,290,000	1,369,172
		6,365,725
Gas Utilities — 1.5%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(3)	1,430,000	1,391,366
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	587,356
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,220,000	1,309,149
Enbridge, Inc., 4.50%, 6/10/44	860,000	674,291
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,103,625
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,235,474
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	341,348

11

	Principal Amount	Value
Energy Transfer Partners LP, 3.60%, 2/1/23	$2,370,000	$2,137,685
Energy Transfer Partners LP, 4.90%, 3/15/35	300,000	243,136
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	386,738
Enterprise Products Operating LLC, 6.30%, 9/15/17	520,000	564,607
Enterprise Products Operating LLC, 5.20%, 9/1/20	780,000	858,716
Enterprise Products Operating LLC, 3.70%, 2/15/26	520,000	492,634
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,950,000	2,640,866
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	1,220,000	1,290,150
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	1,009,510
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	2,290,000	2,154,308
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,769,000	1,685,321
Kinder Morgan, Inc., 7.25%, 6/1/18	710,000	785,424
Kinder Morgan, Inc., 4.30%, 6/1/25	830,000	747,366
Kinder Morgan, Inc., 5.55%, 6/1/45	600,000	500,259
Magellan Midstream Partners LP, 6.55%, 7/15/19	640,000	730,368
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	970,000	892,400
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	1,150,000	1,060,645
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,706,733
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,670,000	2,325,541
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,450,000	1,210,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(3)	770,000	758,450
Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	489,445
Williams Cos., Inc. (The), 5.75%, 6/24/44	700,000	491,435
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,069,953
Williams Partners LP, 5.40%, 3/4/44	1,700,000	1,362,225
Williams Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	300,000	277,931
		34,515,205
Health Care Equipment and Supplies — 0.5%
Becton Dickinson and Co., 3.73%, 12/15/24	2,770,000	2,826,383
Medtronic, Inc., 2.50%, 3/15/20	1,010,000	1,024,318
Medtronic, Inc., 2.75%, 4/1/23	900,000	884,877
Medtronic, Inc., 3.50%, 3/15/25	3,975,000	4,062,466
Medtronic, Inc., 4.375%, 3/15/35	1,530,000	1,550,456
St. Jude Medical, Inc., 2.00%, 9/15/18	770,000	772,335
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	1,000,000	1,004,762
		12,125,597
Health Care Providers and Services — 0.6%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,630,000	1,670,750
Express Scripts Holding Co., 2.65%, 2/15/17	1,450,000	1,474,364
Express Scripts Holding Co., 7.25%, 6/15/19	980,000	1,142,934
HCA, Inc., 3.75%, 3/15/19	3,640,000	3,638,180
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,011,250
NYU Hospitals Center, 4.43%, 7/1/42	400,000	393,972

12

		Principal Amount	Value
UnitedHealth Group, Inc., 2.875%, 12/15/21		$1,480,000	$1,503,784
UnitedHealth Group, Inc., 2.875%, 3/15/22		1,450,000	1,465,119
UnitedHealth Group, Inc., 3.75%, 7/15/25		740,000	766,160
Universal Health Services, Inc., 7.125%, 6/30/16		630,000	651,105
Universal Health Services, Inc., 4.75%, 8/1/22(3)		1,450,000	1,482,625
			15,200,243
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.60%, 5/26/45		450,000	450,538
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		1,270,000	1,333,500
			1,784,038
Household Durables — 0.3%
D.R. Horton, Inc., 3.625%, 2/15/18		1,450,000	1,479,000
D.R. Horton, Inc., 5.75%, 8/15/23		650,000	706,875
Lennar Corp., 4.75%, 12/15/17		1,470,000	1,516,856
Lennar Corp., 4.50%, 6/15/19		1,200,000	1,219,200
M.D.C. Holdings, Inc., 5.50%, 1/15/24		850,000	862,750
Toll Brothers Finance Corp., 6.75%, 11/1/19		720,000	820,800
TRI Pointe Holdings, Inc., 4.375%, 6/15/19		855,000	842,175
TRI Pointe Holdings, Inc., 5.875%, 6/15/24		250,000	246,250
			7,693,906
Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17		1,700,000	1,841,692
General Electric Co., 2.70%, 10/9/22		1,090,000	1,094,160
General Electric Co., 4.125%, 10/9/42		1,320,000	1,306,168
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		1,240,000	1,220,381
			5,462,401
Insurance — 1.6%
ACE INA Holdings, Inc., 3.15%, 3/15/25		2,020,000	1,973,263
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		1,090,000	1,073,650
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	2,300,000	2,936,711
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$630,000	653,452
American International Group, Inc., 4.875%, 6/1/22		4,170,000	4,608,509
American International Group, Inc., 4.50%, 7/16/44		800,000	789,128
American International Group, Inc., MTN, 5.85%, 1/16/18		1,410,000	1,545,600
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,155,000	2,364,162
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		430,000	436,189
Berkshire Hathaway, Inc., 4.50%, 2/11/43		1,190,000	1,189,693
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		430,000	446,465
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		280,000	327,454
International Lease Finance Corp., 6.25%, 5/15/19		860,000	918,050
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)		820,000	887,924
Liberty Mutual Group, Inc., 4.85%, 8/1/44(3)		1,540,000	1,503,973
Markel Corp., 4.90%, 7/1/22		1,400,000	1,531,351
Markel Corp., 3.625%, 3/30/23		1,650,000	1,644,260
MetLife, Inc., 4.125%, 8/13/42		450,000	428,594

13

	Principal Amount	Value
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	$1,790,000	$1,784,796
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,730,000	1,951,770
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	194,023
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	2,140,000	2,425,140
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)	880,000	899,096
Travelers Cos., Inc. (The), 4.60%, 8/1/43	620,000	648,844
Travelers Cos., Inc. (The), 4.30%, 8/25/45	500,000	502,062
Voya Financial, Inc., 5.50%, 7/15/22	1,060,000	1,209,414
Voya Financial, Inc., 5.70%, 7/15/43	900,000	1,042,427
Voya Financial, Inc., VRN, 5.65%, 5/15/23	200,000	202,600
WR Berkley Corp., 4.625%, 3/15/22	750,000	797,420
WR Berkley Corp., 4.75%, 8/1/44	720,000	713,786
XLIT Ltd., 4.45%, 3/31/25	270,000	270,823
		37,900,629
Internet and Catalog Retail†
Amazon.com, Inc., 3.80%, 12/5/24	1,000,000	1,025,962
Internet Software and Services — 0.1%
Google, Inc., 3.375%, 2/25/24	1,000,000	1,038,927
Netflix, Inc., 5.375%, 2/1/21	1,440,000	1,501,200
		2,540,127
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	850,000	843,299
Fidelity National Information Services, Inc., 5.00%, 3/15/22	550,000	575,200
Fidelity National Information Services, Inc., 3.50%, 4/15/23	900,000	856,742
		2,275,241
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	660,000	679,293
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	992,477
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,610,000	1,701,219
		3,372,989
Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,087,044
Deere & Co., 5.375%, 10/16/29	1,070,000	1,276,525
Oshkosh Corp., 5.375%, 3/1/22	1,610,000	1,642,200
Terex Corp., 6.50%, 4/1/20	980,000	999,600
		5,005,369
Media — 2.2%
21st Century Fox America, Inc., 3.00%, 9/15/22	2,570,000	2,537,004
21st Century Fox America, Inc., 6.90%, 8/15/39	710,000	870,805
21st Century Fox America, Inc., 4.75%, 9/15/44	1,650,000	1,618,112
CBS Corp., 3.50%, 1/15/25	1,340,000	1,293,578
CBS Corp., 4.85%, 7/1/42	360,000	332,040
CCO Safari II LLC, 4.91%, 7/23/25(3)	4,660,000	4,646,686
Comcast Corp., 4.40%, 8/15/35	960,000	968,482
Comcast Corp., 6.40%, 5/15/38	790,000	992,006
Comcast Corp., 4.75%, 3/1/44	1,570,000	1,643,011

14

	Principal Amount	Value
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	$2,000,000	$2,182,654
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	800,000	823,029
Discovery Communications LLC, 5.625%, 8/15/19	640,000	714,893
Discovery Communications LLC, 3.25%, 4/1/23	1,270,000	1,207,715
DISH DBS Corp., 7.125%, 2/1/16	1,040,000	1,049,100
Embarq Corp., 8.00%, 6/1/36	870,000	899,632
Grupo Televisa SAB, 5.00%, 5/13/45	500,000	454,191
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,410,000	1,424,309
Lamar Media Corp., 5.375%, 1/15/24	1,180,000	1,197,700
NBCUniversal Media LLC, 5.15%, 4/30/20	2,670,000	3,015,891
NBCUniversal Media LLC, 4.375%, 4/1/21	4,673,000	5,123,790
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,477,921
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	1,270,000	1,233,488
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	960,000	951,406
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,958,400
Time Warner Cable, Inc., 6.75%, 7/1/18	1,150,000	1,280,555
Time Warner Cable, Inc., 5.50%, 9/1/41	520,000	467,467
Time Warner Cable, Inc., 4.50%, 9/15/42	840,000	666,806
Time Warner, Inc., 4.70%, 1/15/21	1,600,000	1,749,358
Time Warner, Inc., 3.60%, 7/15/25	3,110,000	3,059,820
Time Warner, Inc., 7.70%, 5/1/32	440,000	573,057
Time Warner, Inc., 5.35%, 12/15/43	1,070,000	1,130,547
Viacom, Inc., 4.50%, 3/1/21	1,140,000	1,184,340
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,176,235
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)	900,000	830,250
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	710,000	702,184
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	1,820,000	1,833,453
		53,269,915
Metals and Mining — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	950,000	928,798
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	470,057
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	500,000	506,772
Freeport-McMoRan, Inc., 3.875%, 3/15/23	560,000	419,300
Newmont Mining Corp., 6.25%, 10/1/39	290,000	263,229
Southern Copper Corp., 5.25%, 11/8/42	750,000	571,117
Steel Dynamics, Inc., 6.125%, 8/15/19	890,000	914,475
Vale Overseas Ltd., 5.625%, 9/15/19	1,325,000	1,335,335
		5,409,083
Multi-Utilities — 1.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,400,000	1,411,137
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	275,558
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,095,343
CMS Energy Corp., 3.875%, 3/1/24	1,440,000	1,477,941
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	836,785
Constellation Energy Group, Inc., 5.15%, 12/1/20	1,276,000	1,404,819
Consumers Energy Co., 2.85%, 5/15/22	230,000	230,122

15

	Principal Amount	Value
Consumers Energy Co., 3.375%, 8/15/23	$700,000	$720,981
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	905,527
Dominion Resources, Inc., 2.75%, 9/15/22	540,000	527,752
Dominion Resources, Inc., 3.625%, 12/1/24	1,220,000	1,222,390
Dominion Resources, Inc., 4.90%, 8/1/41	1,560,000	1,601,285
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	990,000	892,238
DPL, Inc., 6.50%, 10/15/16	320,000	322,400
Duke Energy Corp., 1.625%, 8/15/17	500,000	501,996
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,300,915
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	609,685
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,344,710
Duke Energy Progress, LLC, 3.25%, 8/15/25	1,000,000	1,018,384
Duke Energy Progress, LLC, 4.15%, 12/1/44	500,000	504,631
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,281,204
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	411,570
FirstEnergy Corp., 2.75%, 3/15/18	900,000	902,969
FirstEnergy Corp., 4.25%, 3/15/23	860,000	866,108
Florida Power & Light Co., 4.125%, 2/1/42	930,000	942,232
Georgia Power Co., 4.30%, 3/15/42	410,000	379,325
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,700,000	1,789,250
MidAmerican Energy Co., 4.40%, 10/15/44	1,100,000	1,153,748
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	1,530,000	1,518,525
Nisource Finance Corp., 5.65%, 2/1/45	660,000	753,777
PacifiCorp, 6.00%, 1/15/39	1,210,000	1,505,596
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,051,805
Progress Energy, Inc., 3.15%, 4/1/22	1,320,000	1,319,500
Sempra Energy, 6.50%, 6/1/16	840,000	869,635
Southern Power Co., 5.15%, 9/15/41	190,000	189,888
Virginia Electric and Power Co., 3.45%, 2/15/24	1,110,000	1,135,156
		34,274,887
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	466,000	490,408
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	940,000	885,910
Target Corp., 4.00%, 7/1/42	1,430,000	1,410,868
		2,787,186
Oil, Gas and Consumable Fuels — 1.8%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	400,000	407,000
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	650,000	658,125
Anadarko Petroleum Corp., 5.95%, 9/15/16	690,000	717,227
Anadarko Petroleum Corp., 3.45%, 7/15/24	640,000	621,927
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	916,243
Apache Corp., 4.75%, 4/15/43	620,000	561,820
BP Capital Markets plc, 4.50%, 10/1/20	360,000	396,645
BP Capital Markets plc, 2.75%, 5/10/23	890,000	855,636
BP Capital Markets plc, 3.51%, 3/17/25	610,000	603,838
California Resources Corp., 5.50%, 9/15/21	1,140,000	701,100

16

	Principal Amount	Value
Chesapeake Energy Corp., 4.875%, 4/15/22	$1,280,000	$841,600
Cimarex Energy Co., 4.375%, 6/1/24	1,190,000	1,161,113
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,041,191
Concho Resources, Inc., 7.00%, 1/15/21	1,820,000	1,856,400
Continental Resources, Inc., 5.00%, 9/15/22	1,650,000	1,445,812
Devon Energy Corp., 5.00%, 6/15/45	350,000	318,447
Ecopetrol SA, 4.125%, 1/16/25	690,000	583,050
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,542,030
Exxon Mobil Corp., 2.71%, 3/6/25	1,450,000	1,423,498
Hess Corp., 6.00%, 1/15/40	630,000	606,328
Newfield Exploration Co., 5.75%, 1/30/22	2,180,000	2,125,500
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,095,989
Petrobras Global Finance BV, 5.75%, 1/20/20	1,310,000	985,775
Petrobras Global Finance BV, 5.375%, 1/27/21	1,660,000	1,215,452
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	515,232
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	866,738
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	117,325
Petroleos Mexicanos, 6.625%, 6/15/35	850,000	801,125
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	296,320
Petroleos Mexicanos, 5.50%, 6/27/44	1,790,000	1,445,425
Phillips 66, 4.30%, 4/1/22	1,781,000	1,869,359
Phillips 66, 4.65%, 11/15/34	1,360,000	1,328,648
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,739,954
Shell International Finance BV, 3.25%, 5/11/25	1,890,000	1,873,574
Shell International Finance BV, 3.625%, 8/21/42	730,000	647,279
Shell International Finance BV, 4.55%, 8/12/43	830,000	838,986
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,480,616
Statoil ASA, 3.95%, 5/15/43	290,000	272,021
Statoil ASA, 4.80%, 11/8/43	560,000	598,760
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	1,091,000	1,142,823
Tesoro Corp., 5.375%, 10/1/22	530,000	522,050
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	836,686
Total Capital SA, 2.125%, 8/10/18	1,000,000	1,016,696
Whiting Petroleum Corp., 5.00%, 3/15/19	1,257,000	1,099,875
		42,991,238
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 2.54%, 11/15/19(3)	1,820,000	1,830,967
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	2,510,000	2,815,957
International Paper Co., 3.80%, 1/15/26	570,000	563,022
International Paper Co., 6.00%, 11/15/41	410,000	443,124
		5,653,070
Pharmaceuticals — 0.6%
Actavis Funding SCS, 3.85%, 6/15/24	2,590,000	2,531,764
Actavis Funding SCS, 4.55%, 3/15/35	750,000	692,527
Actavis, Inc., 1.875%, 10/1/17	1,290,000	1,287,447
Actavis, Inc., 3.25%, 10/1/22	1,110,000	1,081,713

17

	Principal Amount	Value
Actavis, Inc., 4.625%, 10/1/42	$450,000	$417,753
Baxalta, Inc., 4.00%, 6/23/25(3)	1,600,000	1,606,280
Forest Laboratories LLC, 4.875%, 2/15/21(3)	1,930,000	2,087,106
Merck & Co., Inc., 3.70%, 2/10/45	650,000	598,304
Perrigo Finance plc, 3.90%, 12/15/24	1,800,000	1,776,937
Roche Holdings, Inc., 3.35%, 9/30/24(3)	830,000	851,596
Roche Holdings, Inc., 4.00%, 11/28/44(3)	1,000,000	1,010,077
		13,941,504
Real Estate Investment Trusts (REITs) — 0.7%
DDR Corp., 4.75%, 4/15/18	920,000	974,222
DDR Corp., 3.625%, 2/1/25	1,170,000	1,117,692
Essex Portfolio LP, 3.625%, 8/15/22	710,000	719,669
Essex Portfolio LP, 3.375%, 1/15/23	370,000	369,480
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,193,050
Hospitality Properties Trust, 4.65%, 3/15/24	2,490,000	2,498,391
Hospitality Properties Trust, 4.50%, 3/15/25	1,050,000	1,031,216
Host Hotels & Resorts LP, 6.00%, 10/1/21	760,000	860,965
Host Hotels & Resorts LP, 3.75%, 10/15/23	660,000	647,340
Kilroy Realty LP, 3.80%, 1/15/23	1,650,000	1,645,200
Kilroy Realty LP, 4.375%, 10/1/25	370,000	374,255
Senior Housing Properties Trust, 4.75%, 5/1/24	1,280,000	1,285,868
Ventas Realty LP, 4.125%, 1/15/26	720,000	727,557
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	820,000	885,812
Welltower, Inc., 2.25%, 3/15/18	390,000	392,201
Welltower, Inc., 3.75%, 3/15/23	860,000	859,009
		15,581,927
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,568,831
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	575,000	601,377
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,390,000	1,353,276
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	500,000	468,053
CSX Corp., 4.25%, 6/1/21	760,000	819,292
CSX Corp., 3.40%, 8/1/24	1,400,000	1,420,423
Norfolk Southern Corp., 5.75%, 4/1/18	900,000	984,877
Norfolk Southern Corp., 3.25%, 12/1/21	1,106,000	1,127,549
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(3)	670,000	674,165
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(3)	640,000	650,506
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(3)	870,000	851,740
Union Pacific Corp., 4.00%, 2/1/21	1,100,000	1,185,975
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,276,199
		12,982,263
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 3.70%, 7/29/25	760,000	781,779
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(3)	1,300,000	1,306,500
		2,088,279

18

	Principal Amount	Value
Software — 0.5%
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	$1,390,000	$1,466,450
Microsoft Corp., 2.375%, 5/1/23	770,000	753,229
Microsoft Corp., 2.70%, 2/12/25	3,120,000	3,062,395
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,599,391
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,073,875
Oracle Corp., 3.40%, 7/8/24	730,000	741,826
Oracle Corp., 2.95%, 5/15/25	2,030,000	1,982,419
Oracle Corp., 4.30%, 7/8/34	960,000	964,770
		12,644,355
Specialty Retail — 0.4%
Home Depot, Inc. (The), 2.625%, 6/1/22	1,310,000	1,310,783
Home Depot, Inc. (The), 3.35%, 9/15/25	810,000	826,256
Home Depot, Inc. (The), 5.95%, 4/1/41	1,960,000	2,475,733
Lowe's Cos., Inc., 3.375%, 9/15/25	325,000	329,332
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	2,010,000	2,095,425
United Rentals North America, Inc., 4.625%, 7/15/23	1,260,000	1,225,350
		8,262,879
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 1.00%, 5/3/18	920,000	916,115
Apple, Inc., 2.85%, 5/6/21	1,310,000	1,346,495
Apple, Inc., 3.20%, 5/13/25	2,620,000	2,640,491
Dell, Inc., 3.10%, 4/1/16	180,000	180,225
Hewlett-Packard Co., 4.30%, 6/1/21	1,200,000	1,256,950
Hewlett-Packard Enterprise Co., 3.60%, 10/15/20(3)(4)	1,620,000	1,619,546
Seagate HDD Cayman, 4.75%, 6/1/23	2,300,000	2,262,570
		10,222,392
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	910,000	945,263
PVH Corp., 4.50%, 12/15/22	1,506,000	1,464,585
		2,409,848
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,073,789
Sprint Communications, 6.00%, 12/1/16	560,000	553,000
Sprint Communications, 9.00%, 11/15/18(3)	1,320,000	1,389,300
T-Mobile USA, Inc., 6.46%, 4/28/19	1,230,000	1,254,600
		5,270,689
TOTAL CORPORATE BONDS (Cost $773,715,537)		763,829,078
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 25.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.3%
FHLMC, VRN, 1.76%, 10/15/15	922,631	946,897
FHLMC, VRN, 1.84%, 10/15/15	2,144,270	2,205,613
FHLMC, VRN, 1.97%, 10/15/15	1,207,201	1,245,748
FHLMC, VRN, 1.98%, 10/15/15	1,564,736	1,615,647
FHLMC, VRN, 2.05%, 10/15/15	3,372,749	3,453,089
FHLMC, VRN, 2.32%, 10/15/15	3,999,159	4,064,829

19

	Principal Amount	Value
FHLMC, VRN, 2.32%, 10/15/15	$3,068,582	$3,263,894
FHLMC, VRN, 2.42%, 10/15/15	1,284,497	1,369,603
FHLMC, VRN, 2.45%, 10/15/15	1,955,962	2,081,750
FHLMC, VRN, 2.50%, 10/15/15	656,357	699,701
FHLMC, VRN, 2.53%, 10/15/15	257,486	273,499
FHLMC, VRN, 2.53%, 10/15/15	3,381,989	3,598,142
FHLMC, VRN, 2.63%, 10/15/15	483,179	513,888
FHLMC, VRN, 2.63%, 10/15/15	318,075	337,535
FHLMC, VRN, 2.86%, 10/15/15	1,144,112	1,185,203
FHLMC, VRN, 2.98%, 10/15/15	2,417,131	2,563,017
FHLMC, VRN, 3.26%, 10/15/15	1,272,595	1,347,914
FHLMC, VRN, 3.73%, 10/15/15	1,036,948	1,092,175
FHLMC, VRN, 3.78%, 10/15/15	473,009	497,525
FHLMC, VRN, 4.04%, 10/15/15	623,090	656,300
FHLMC, VRN, 4.21%, 10/15/15	2,269,007	2,399,547
FHLMC, VRN, 4.62%, 10/15/15	503,893	531,034
FHLMC, VRN, 5.13%, 10/15/15	306,510	325,525
FHLMC, VRN, 5.80%, 10/15/15	1,889,930	2,012,147
FHLMC, VRN, 5.95%, 10/15/15	1,044,549	1,111,728
FHLMC, VRN, 6.11%, 10/15/15	672,703	713,823
FNMA, VRN, 1.94%, 10/25/15	8,784,948	9,236,255
FNMA, VRN, 1.94%, 10/25/15	4,121,719	4,295,675
FNMA, VRN, 1.94%, 10/25/15	2,314,946	2,406,284
FNMA, VRN, 1.94%, 10/25/15	1,071,719	1,124,450
FNMA, VRN, 2.01%, 10/25/15	8,239,394	8,626,361
FNMA, VRN, 2.31%, 10/25/15	339,551	362,923
FNMA, VRN, 2.31%, 10/25/15	3,250,378	3,446,363
FNMA, VRN, 2.41%, 10/25/15	3,096,439	3,293,024
FNMA, VRN, 2.70%, 10/25/15	1,703,660	1,758,956
FNMA, VRN, 3.15%, 10/25/15	450,322	475,278
FNMA, VRN, 3.36%, 10/25/15	422,721	444,997
FNMA, VRN, 3.64%, 10/25/15	630,851	663,669
FNMA, VRN, 3.92%, 10/25/15	984,327	1,046,769
FNMA, VRN, 5.07%, 10/25/15	961,342	1,026,396
FNMA, VRN, 6.06%, 10/25/15	156,773	168,245
		78,481,418
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.3%
FHLMC, 6.50%, 6/1/16	565	569
FHLMC, 6.50%, 6/1/16	204	206
FHLMC, 5.00%, 4/1/19	597,595	631,349
FHLMC, 7.00%, 9/1/27	407	480
FHLMC, 6.50%, 1/1/28	629	732
FHLMC, 7.00%, 2/1/28	101	117
FHLMC, 6.50%, 3/1/29	3,752	4,365
FHLMC, 6.50%, 6/1/29	3,771	4,316
FHLMC, 7.00%, 8/1/29	490	558
FHLMC, 6.50%, 5/1/31	113	130

20

	Principal Amount	Value
FHLMC, 6.50%, 5/1/31	$2,481	$2,840
FHLMC, 6.50%, 6/1/31	83	96
FHLMC, 6.50%, 6/1/31	339	388
FHLMC, 5.50%, 12/1/33	49,412	55,873
FHLMC, 6.00%, 2/1/38	418,033	471,851
FHLMC, 5.50%, 4/1/38	235,500	260,929
FHLMC, 6.00%, 5/1/38	400,212	459,550
FHLMC, 6.00%, 8/1/38	46,014	52,251
FHLMC, 5.50%, 9/1/38	1,334,050	1,502,908
FHLMC, 6.50%, 7/1/47	3,929	4,351
FNMA, 3.00%, 10/14/15(6)	20,800,000	21,092,174
FNMA, 3.50%, 10/14/15(6)	84,420,000	88,100,216
FNMA, 4.00%, 10/14/15(6)	85,285,000	90,995,098
FNMA, 4.50%, 10/14/15(6)	44,250,000	47,983,596
FNMA, 5.00%, 10/14/15(6)	16,650,000	18,350,768
FNMA, 5.50%, 10/14/15(6)	26,240,000	29,314,639
FNMA, 5.50%, 12/1/16	3,161	3,218
FNMA, 5.50%, 12/1/16	405	409
FNMA, 6.50%, 1/1/26	2,796	3,197
FNMA, 7.00%, 12/1/27	460	496
FNMA, 6.50%, 1/1/28	473	540
FNMA, 7.50%, 4/1/28	2,433	2,768
FNMA, 7.00%, 5/1/28	2,338	2,467
FNMA, 7.00%, 6/1/28	76	84
FNMA, 6.50%, 1/1/29	546	633
FNMA, 6.50%, 4/1/29	1,738	1,987
FNMA, 7.00%, 7/1/29	632	694
FNMA, 7.50%, 7/1/29	5,507	6,333
FNMA, 7.50%, 9/1/30	1,233	1,478
FNMA, 6.625%, 11/15/30	17,010,000	24,611,293
FNMA, 5.00%, 7/1/31	4,095,334	4,530,606
FNMA, 7.00%, 9/1/31	6,824	7,698
FNMA, 6.50%, 1/1/32	2,070	2,366
FNMA, 6.50%, 8/1/32	8,990	10,523
FNMA, 5.50%, 6/1/33	25,432	28,788
FNMA, 5.50%, 7/1/33	165,498	186,363
FNMA, 5.50%, 8/1/33	56,792	63,409
FNMA, 5.50%, 9/1/33	79,263	89,861
FNMA, 5.00%, 11/1/33	350,057	387,774
FNMA, 6.00%, 12/1/33	1,251,384	1,429,689
FNMA, 5.50%, 1/1/34	80,985	91,292
FNMA, 5.50%, 12/1/34	181,712	204,349
FNMA, 4.50%, 1/1/35	305,947	333,318
FNMA, 5.00%, 8/1/35	145,293	159,974
FNMA, 5.00%, 2/1/36	1,169,033	1,289,261
FNMA, 5.50%, 7/1/36	68,375	76,747
FNMA, 5.50%, 2/1/37	30,721	34,417

21

	Principal Amount	Value
FNMA, 6.00%, 4/1/37	$248,825	$284,304
FNMA, 6.00%, 7/1/37	641,538	730,544
FNMA, 6.00%, 8/1/37	445,223	503,041
FNMA, 6.50%, 8/1/37	88,962	99,874
FNMA, 6.00%, 9/1/37	537,259	608,944
FNMA, 6.00%, 11/1/37	216,678	247,433
FNMA, 5.50%, 2/1/38	1,409,159	1,572,679
FNMA, 5.50%, 2/1/38	259,409	289,696
FNMA, 5.50%, 6/1/38	466,552	520,890
FNMA, 5.00%, 1/1/39	341,111	381,353
FNMA, 4.50%, 2/1/39	840,192	913,420
FNMA, 5.50%, 3/1/39	1,219,523	1,361,865
FNMA, 4.50%, 4/1/39	612,393	675,502
FNMA, 4.50%, 5/1/39	1,532,994	1,691,161
FNMA, 6.50%, 5/1/39	269,897	308,538
FNMA, 4.50%, 6/1/39	980,951	1,076,813
FNMA, 5.00%, 8/1/39	893,386	998,881
FNMA, 4.50%, 9/1/39	2,574,459	2,840,987
FNMA, 4.50%, 10/1/39	2,521,700	2,791,772
FNMA, 5.00%, 4/1/40	2,804,461	3,106,489
FNMA, 5.00%, 4/1/40	4,691,559	5,183,629
FNMA, 5.00%, 6/1/40	4,491,612	4,963,224
FNMA, 4.00%, 10/1/40	2,479,916	2,685,974
FNMA, 4.50%, 11/1/40	2,180,728	2,399,913
FNMA, 4.00%, 8/1/41	4,448,508	4,799,154
FNMA, 4.50%, 9/1/41	2,321,209	2,526,217
FNMA, 3.50%, 10/1/41	3,566,332	3,732,169
FNMA, 5.00%, 1/1/42	9,686,282	10,694,119
FNMA, 3.50%, 5/1/42	2,767,389	2,897,270
FNMA, 3.50%, 6/1/42	2,709,037	2,844,486
FNMA, 3.50%, 9/1/42	5,368,259	5,621,708
FNMA, 6.50%, 8/1/47	23,191	25,805
FNMA, 6.50%, 8/1/47	12,662	14,083
FNMA, 6.50%, 9/1/47	23,670	26,351
FNMA, 6.50%, 9/1/47	1,307	1,455
FNMA, 6.50%, 9/1/47	8,889	9,894
FNMA, 6.50%, 9/1/47	12,919	14,387
FNMA, 6.50%, 9/1/47	3,450	3,839
GNMA, 3.00%, 10/21/15(6)	22,800,000	23,280,043
GNMA, 3.50%, 10/21/15(6)	17,650,000	18,487,660
GNMA, 4.00%, 10/21/15(6)	23,800,000	25,356,766
GNMA, 7.00%, 11/15/22	1,300	1,411
GNMA, 7.00%, 4/20/26	393	466
GNMA, 7.50%, 8/15/26	834	1,011
GNMA, 8.00%, 8/15/26	396	459
GNMA, 7.50%, 5/15/27	909	1,017
GNMA, 8.00%, 6/15/27	1,298	1,353

22

	Principal Amount	Value
GNMA, 7.50%, 11/15/27	$207	$213
GNMA, 7.00%, 2/15/28	415	421
GNMA, 7.50%, 2/15/28	369	377
GNMA, 6.50%, 3/15/28	1,340	1,538
GNMA, 7.00%, 4/15/28	223	224
GNMA, 6.50%, 5/15/28	3,724	4,274
GNMA, 7.00%, 12/15/28	729	759
GNMA, 7.00%, 5/15/31	3,745	4,478
GNMA, 6.00%, 7/15/33	1,062,706	1,239,974
GNMA, 4.50%, 8/15/33	1,263,140	1,381,088
GNMA, 5.00%, 3/20/36	154,630	171,353
GNMA, 5.00%, 4/20/36	319,944	354,115
GNMA, 5.00%, 5/20/36	509,820	567,368
GNMA, 5.50%, 1/15/39	1,159,530	1,329,849
GNMA, 6.00%, 1/20/39	71,042	79,823
GNMA, 6.00%, 2/20/39	398,690	447,968
GNMA, 4.50%, 6/15/39	3,381,896	3,718,824
GNMA, 5.50%, 9/15/39	165,335	187,801
GNMA, 5.00%, 10/15/39	1,850,104	2,071,150
GNMA, 4.50%, 1/15/40	1,940,001	2,109,885
GNMA, 4.00%, 11/20/40	5,082,792	5,464,119
GNMA, 4.00%, 12/15/40	1,685,371	1,798,641
GNMA, 4.50%, 6/15/41	1,147,759	1,267,055
GNMA, 4.50%, 7/20/41	2,214,941	2,409,165
GNMA, 3.50%, 4/20/42	10,287,697	10,818,479
GNMA, 3.50%, 6/20/42	22,166,134	23,309,791
GNMA, 3.50%, 7/20/42	4,072,271	4,282,379
		532,451,542
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $603,342,129)		610,932,960
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 5.3%
Private Sponsor Collateralized Mortgage Obligations — 4.8%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.58%, 10/1/15	3,176,162	3,178,014
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	298,872	233,542
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.76%, 10/1/15	2,241,722	2,238,451
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.67%, 10/1/15	864,297	865,757
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	137,864	137,882
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 10/1/15	3,663,573	3,663,720
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	434,108	453,423
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.625%, 10/1/15	706,092	706,514
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.77%, 10/1/15	2,284,329	2,213,398

23

	Principal Amount	Value
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	$291,567	$305,408
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.26%, 10/1/15	2,480,440	2,467,420
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.01%, 10/1/15	6,026,053	5,943,620
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 10/1/15	433,722	429,410
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.42%, 10/1/15	4,569,179	4,605,879
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	209,608	220,034
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	20,175	19,895
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	68,861	66,408
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 10/1/15	135,440	133,751
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 2.69%, 10/1/15	1,428,492	1,430,692
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.30%, 10/1/15	3,955,732	3,919,460
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 10/1/15	890,839	856,145
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.30%, 10/1/15	1,508,957	1,472,165
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.68%, 10/1/15	2,764,868	2,754,995
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.55%, 10/1/15	2,848,001	2,828,760
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.70%, 10/1/15	2,644,215	2,658,845
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 10/1/15	2,464,336	2,493,733
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	74,046	75,101
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.52%, 10/1/15	341,662	338,862
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 10/1/15	618,856	589,845
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.62%, 10/1/15	842,234	849,221
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/15(3)	1,169,574	1,174,201
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 10/1/15	3,156,312	3,248,393
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	103,499	106,817
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.19%, 10/25/15	2,657,647	2,624,491
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.46%, 10/1/15	2,535,143	2,552,281
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 10/1/15	259,947	258,843
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/15	378,181	380,286

24

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	$2,952,172	$3,055,498
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 2.54%, 10/1/15	1,714,695	1,714,049
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.44%, 10/1/15	986,119	988,451
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 10/1/15	1,727,783	1,729,554
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 10/26/15	5,008,479	4,841,126
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	189,898	196,126
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 10/1/15	5,676,124	5,652,647
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.65%, 10/1/15	153,294	153,789
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.75%, 10/1/15	2,192,099	2,210,068
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 2.74%, 10/1/15	1,147,388	1,157,293
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.72%, 10/1/15	3,223,402	3,312,638
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 10/1/15	3,428,059	3,436,341
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-14, Class 2A1, 5.50%, 12/25/35	967,614	988,707
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	590,966	603,723
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	904,175	924,976
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,204,902	1,266,950
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	3,660,019	3,853,859
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A9 SEQ, 5.25%, 10/25/35	753,074	780,644
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.70%, 10/1/15	1,677,651	1,718,812
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.68%, 10/1/15	2,685,480	2,742,456
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.67%, 10/1/15	2,338,365	2,380,611
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.72%, 10/1/15	323,754	320,733
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/15	2,581,699	2,608,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 10/1/15	2,373,385	2,381,464
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	991,512	1,016,354
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,935,245	2,006,197
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	313,355	314,350
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	616,710	640,098

25

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	$481,363	$496,557
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	762,427	788,669
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	526,568	544,949
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	132,357	135,009
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 10/1/15	370,370	368,795
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,517,475	1,605,107
		115,430,336
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2684, Class FP, VRN, 0.71%, 10/15/15	312,896	313,706
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	194,883	210,978
FHLMC, Series 3397, Class GF, VRN, 0.71%, 10/15/15	3,186,900	3,209,331
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	342	370
FNMA, Series 2006-43, Class FM, VRN, 0.49%, 10/25/15	369,974	372,325
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 10/25/15	305,682	307,410
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	3,082,306	3,081,695
FNMA, Series 2014-M5, Class FA, VRN, 0.56%, 10/1/15	3,383,556	3,385,782
		10,881,597
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $126,081,108)		126,311,933
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 5.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	7,000,000	7,136,164
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.00%, 10/15/15(3)	6,150,000	6,140,431
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	5,750,000	5,821,277
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	7,000,000	7,175,129
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.16%, 10/15/15(3)	10,946,555	10,865,496
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.01%, 10/15/15(3)	8,950,000	8,896,175
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	4,775,000	5,214,219
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/1/15	5,700,000	6,100,009
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	7,625,000	8,133,580
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.35%, 10/1/15(3)	2,700,000	2,695,872
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	7,000,000	7,111,072
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 10/1/15	5,000,000	5,226,735
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	7,525,000	7,621,945

26

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	$2,700,000	$2,746,530
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(3)	1,130,182	1,134,255
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/15(3)	5,000,000	5,138,908
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/15	3,475,000	3,604,751
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	2,950,000	3,230,698
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.11%, 10/15/15(3)	6,850,000	6,810,852
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	200,359	202,370
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.52%, 10/1/15(3)	5,000,000	5,207,777
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/15(3)	6,000,000	6,137,901
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $120,492,618)		122,352,146
ASSET-BACKED SECURITIES(5) — 4.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(3)	5,000,000	5,029,500
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(3)	5,050,000	5,147,816
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(3)	5,500,000	5,568,489
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.57%, 10/15/15	5,525,000	5,514,605
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.71%, 10/15/15(3)	6,000,000	5,987,553
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.46%, 10/15/15	5,825,000	5,798,310
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.62%, 10/7/15(3)	5,725,765	5,709,596
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	2,090,348	2,089,075
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	1,990,497	1,988,628
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(3)	9,839,175	9,824,038
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	7,775,000	7,802,255
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.38%, 10/15/15	2,934,094	2,931,976
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.75%, 10/13/15(3)	2,727,962	2,728,386
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.60%, 10/13/15(3)	4,012,641	4,006,301
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	1,470,416	1,482,807
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	5,154,481	5,101,580
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.66%, 10/17/15(3)	4,316,387	4,300,563

27

	Principal Amount	Value
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	$1,886,764	$1,886,376
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	2,950,000	2,949,917
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	4,130,003	4,133,162
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	4,806,934	4,846,363
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(3)	4,098,747	4,112,574
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	4,619,650	4,647,197
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.54%, 10/15/15	5,975,000	5,976,222
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(3)	5,525,000	5,527,351
TOTAL ASSET-BACKED SECURITIES (Cost $115,142,131)		115,090,640
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.4%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	1,810,000	1,764,750
Brazilian Government International Bond, 2.625%, 1/5/23	860,000	698,750
Brazilian Government International Bond, 4.25%, 1/7/25	760,000	665,950
		3,129,450
Canada†
Province of Ontario Canada, 1.00%, 7/22/16	900,000	903,509
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	920,000	954,500
Chile Government International Bond, 3.625%, 10/30/42	500,000	428,750
		1,383,250
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	1,970,000	2,011,370
Colombia Government International Bond, 6.125%, 1/18/41	820,000	815,900
		2,827,270
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23	1,300,000	1,654,287
Mexico — 0.4%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	1,450,000	1,627,987
Mexico Government International Bond, 4.00%, 10/2/23	3,880,000	3,961,480
Mexico Government International Bond, 6.05%, 1/11/40	270,000	296,663
Mexico Government International Bond, MTN, 4.75%, 3/8/44	2,770,000	2,534,550
		8,420,680
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	730,000	841,325
Peruvian Government International Bond, 5.625%, 11/18/50	1,240,000	1,286,500
		2,127,825
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	1,590,000	1,713,181
Philippine Government International Bond, 6.375%, 10/23/34	730,000	957,006
		2,670,187

28

		Principal Amount	Value
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		$450,000	$507,847
Poland Government International Bond, 3.00%, 3/17/23		1,050,000	1,050,687
			1,558,534
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		760,000	754,870
Spain — 2.2%
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	47,900,000	52,494,516
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$2,070,000	1,847,237
Turkey Government International Bond, 4.25%, 4/14/26		300,000	274,794
Turkey Government International Bond, 4.875%, 4/16/43		620,000	518,475
			2,640,506
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		340,000	270,300
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $80,323,546)			80,835,184
MUNICIPAL SECURITIES — 1.2%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40		1,230,000	1,625,236
California GO, (Building Bonds), 7.55%, 4/1/39		700,000	1,014,314
California GO, (Building Bonds), 7.30%, 10/1/39		2,210,000	3,063,856
California GO, (Building Bonds), 7.60%, 11/1/40		345,000	507,547
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		1,443,000	1,357,113
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35		925,000	1,017,167
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49		400,000	554,208
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		370,000	446,250
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41		275,000	331,397
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40		1,665,000	2,158,589
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		470,000	616,710
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33		555,000	658,252
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40		450,000	623,826
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		730,000	980,332
New York City Municipal Water Finance Authority Water & Sewer System Rev., (Building Bonds), 5.95%, 6/15/42		325,000	416,946
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37		335,000	428,596
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34		390,000	441,332
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		200,000	253,032
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49		420,000	495,671
29

	Principal Amount/ Shares	Value
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	$400,000	$432,392
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	1,000,000	969,860
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	1,000,000	1,173,550
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	375,000	462,810
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	1,605,000	1,885,634
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	280,000	358,887
San Diego County Regional Airport Authority Rev., Series 2014 B, (Taxable Senior Consol Rental Car), 5.59%, 7/1/43	750,000	819,187
San Diego County Water Authority Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49	460,000	580,460
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	1,100,000	1,338,337
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	515,000	725,439
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	920,000	1,124,286
University of California Rev., Series 2013 AJ, 4.60%, 5/15/31	500,000	540,825
TOTAL MUNICIPAL SECURITIES (Cost $24,733,469)		27,402,041
TEMPORARY CASH INVESTMENTS(7) — 5.3%
Credit Agricole Corporate and Investment Bank, 0.06%, 10/1/15 (LOC: Credit Agricole SA)(1)	63,478,000	63,477,855
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $46,813,500), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $45,891,013)		45,891,000
SSgA U.S. Government Money Market Fund, Class N	17,589,352	17,589,352
TOTAL TEMPORARY CASH INVESTMENTS (Cost $126,958,352)		126,958,207
TOTAL INVESTMENT SECURITIES — 115.7% (Cost $2,749,485,930)		2,760,097,515
OTHER ASSETS AND LIABILITIES(8) — (15.7)%		(375,417,495)
TOTAL NET ASSETS — 100.0%		$2,384,680,020

30

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,004,438	USD	4,851,134	Westpac Group	12/16/15	$45,803
USD	4,955,975	AUD	7,022,222	Deutsche Bank	12/16/15	46,606
USD	6,229,738	CAD	8,223,260	JPMorgan Chase Bank N.A.	12/16/15	69,642
USD	3,353,717	CLP	2,316,076,857	UBS AG	12/16/15	49,216
EUR	1,600,000	USD	1,794,069	UBS AG	12/16/15	(3,954)
USD	22,719,003	EUR	20,365,742	Deutsche Bank	12/16/15	(66,628)
USD	84,063,275	EUR	74,384,906	JPMorgan Chase Bank N.A.	12/16/15	839,838
USD	115,333	EUR	103,125	JPMorgan Chase Bank N.A.	12/16/15	(45)
USD	1,792,571	EUR	1,600,000	JPMorgan Chase Bank N.A.	12/16/15	2,457
USD	12,687,024	GBP	8,204,327	State Street Bank & Trust Co.	12/16/15	279,788
USD	7,719,911	JPY	930,354,992	JPMorgan Chase Bank N.A.	12/16/15	(45,094)
KRW	2,780,285,000	USD	2,350,000	Westpac Group	12/16/15	(10,234)
USD	7,538,116	KRW	8,939,602,029	UBS AG	12/16/15	14,937
USD	4,232,729	NZD	6,756,248	JPMorgan Chase Bank N.A.	12/16/15	(63,604)
USD	3,510,176	NZD	5,650,000	Westpac Group.	12/16/15	(82,688)
SEK	32,803,122	USD	3,932,853	Deutsche Bank	12/16/15	(6,704)
USD	5,048,630	TWD	163,666,500	Westpac Group	12/16/15	104,340
						$1,173,676

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America Investment Grade 24 Index	$35,200,000	Sell	1.00%	6/20/20	0.88%	$(348,011)	$197,761

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A	$24,300,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79%	8/27/25	$(333,329)

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

31

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†    Category is less than 0.05% of total net assets.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,138,999.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $279,575,232, which represented 11.7% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	Category includes collateral received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $1,490,000.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

32

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,749,485,930)	$2,760,097,515
Foreign currency holdings, at value (cost of $116,987)	115,268
Receivable for investments sold	3,142,400
Receivable for capital shares sold	11,250
Receivable for variation margin on swap agreements	375
Unrealized appreciation on forward foreign currency exchange contracts	1,452,627
Interest receivable	14,915,845
2,779,735,280

Liabilities
Payable for collateral received for forward commitments	1,490,000
Payable for investments purchased	364,338,192
Payable for capital shares redeemed	27,838,758
Unrealized depreciation on forward foreign currency exchange contracts	278,951
Swap agreements, at value	333,329
Accrued management fees	776,030
395,055,260

Net Assets	$2,384,680,020

Net Assets Consist of:
Capital paid in	$2,353,357,543
Distributions in excess of net investment income	(8,318,386)
Undistributed net realized gain	28,545,989
Net unrealized appreciation	11,094,874
$2,384,680,020

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class	$2,262,638,317	209,026,344	$10.82
R6 Class	$122,041,703	11,271,060	$10.83

See Notes to Financial Statements.

33

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$27,733,864

Expenses:
Management fees	4,745,954
Trustees' fees and expenses	57,233
Other expenses	1,640
4,804,827

Net investment income (loss)	22,929,037

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(7,579,162)
Futures contract transactions	157,713
Swap agreement transactions	66,994
Foreign currency transactions	2,940,532
(4,413,923)

Change in net unrealized appreciation (depreciation) on:
Investments	(30,777,275)
Swap agreements	(681,340)
Translation of assets and liabilities in foreign currencies	(6,169,378)
(37,627,993)

Net realized and unrealized gain (loss)	(42,041,916)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,112,879)

See Notes to Financial Statements.

34

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$22,929,037	$47,089,625
Net realized gain (loss)	(4,413,923)	65,576,550
Change in net unrealized appreciation (depreciation)	(37,627,993)	32,187,166
Net increase (decrease) in net assets resulting from operations	(19,112,879)	144,853,341

Distributions to Shareholders
From net investment income:
Institutional Class	(23,743,053)	(67,424,034)
R6 Class	(1,225,126)	(1,947,199)
Decrease in net assets from distributions	(24,968,179)	(69,371,233)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	134,986,702	(70,759,080)

Net increase (decrease) in net assets	90,905,644	4,723,028

Net Assets
Beginning of period	2,293,774,376	2,289,051,348
End of period	$2,384,680,020	$2,293,774,376

Distributions in excess of net investment income	$(8,318,386)	$(6,279,244)

See Notes to Financial Statements.

35

Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

36

with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three

37

years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended September 30, 2015 was 0.40% for the Institutional Class and 0.35% for the R6 Class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2015 totaled $2,713,640,237, of which $2,444,462,093 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2015 totaled $2,614,799,267, of which $2,458,324,109 represented U.S. Treasury and Government Agency obligations.

38

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Year ended March 31, 2015
	Shares	Amount	Shares	Amount
Institutional Class
Sold	21,323,051	$232,460,952	56,234,197	$612,526,414
Issued in reinvestment of distributions	2,188,904	23,743,053	6,182,920	67,424,034
Redeemed	(13,846,958)	(149,763,561)	(74,352,609)	(815,907,424)
	9,664,997	106,440,444	(11,935,492)	(135,956,976)
R6 Class
Sold	4,267,599	46,393,786	9,218,774	100,598,621
Issued in reinvestment of distributions	112,925	1,225,126	178,190	1,946,990
Redeemed	(1,762,522)	(19,072,654)	(3,402,158)	(37,347,715)
	2,618,002	28,546,258	5,994,806	65,197,896
Net increase (decrease)	12,282,999	$134,986,702	(5,940,686)	$(70,759,080)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$786,385,326	—
Corporate Bonds	—	763,829,078	—
U.S. Government Agency Mortgage-Backed Securities	—	610,932,960	—
Collateralized Mortgage Obligations	—	126,311,933	—
Commercial Mortgage-Backed Securities	—	122,352,146	—
Asset-Backed Securities	—	115,090,640	—
Sovereign Governments and Agencies	—	80,835,184	—
Municipal Securities	—	27,402,041	—
Temporary Cash Investments	$17,589,352	109,368,855	—
	$17,589,352	$2,742,508,163	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,452,627	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$(681,340)	—
Forward Foreign Currency Exchange Contracts	—	(278,951)	—
	—	$(960,291)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $26,866,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $228,456,358.

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Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 291 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $24,300,000.

Value of Derivative Instruments as of September 30, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$375	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	1,452,627	Unrealized depreciation on forward foreign currency exchange contracts	$278,951
Other Contracts	Swap agreements	—	Swap agreements	333,329
		$1,453,002		$612,280

*Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$66,994	Change in net unrealized appreciation (depreciation) on swap agreements	$(348,011)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	2,836,905	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(6,459,600)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	157,713	Change in net unrealized appreciation (depreciation) on futures contracts	—
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(333,329)
		$3,061,612		$(7,140,940)

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8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,749,929,516
Gross tax appreciation of investments	$35,658,979
Gross tax depreciation of investments	(25,490,980)
Net tax appreciation (depreciation) of investments	$10,167,999

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2015(3)	$11.03	0.10	(0.20)	(0.10)	(0.11)	—	(0.11)	$10.82	(0.89)%	0.40%(4)	0.40%(4)	1.90%(4)	1.90%(4)	99%	$2,262,638
2015	$10.70	0.20	0.42	0.62	(0.29)	—	(0.29)	$11.03	5.90%	0.40%	0.40%	1.85%	1.85%	248%	$2,198,329
2014	$11.00	0.18	(0.24)	(0.06)	(0.21)	(0.03)	(0.24)	$10.70	(0.53)%	0.40%	0.40%	1.71%	1.71%	206%	$2,260,604
2013	$10.91	0.23	0.25	0.48	(0.26)	(0.13)	(0.39)	$11.00	4.41%	0.40%	0.40%	2.04%	2.04%	154%	$1,599,979
2012	$10.57	0.31	0.54	0.85	(0.37)	(0.14)	(0.51)	$10.91	8.16%	0.41%	0.41%	2.89%	2.89%	109%	$1,156,769
2011	$10.51	0.35	0.18	0.53	(0.37)	(0.10)	(0.47)	$10.57	5.00%	0.39%	0.40%	3.24%	3.23%	77%	$827,585
R6 Class
2015(3)	$11.03	0.11	(0.20)	(0.09)	(0.11)	—	(0.11)	$10.83	(0.77)%	0.35%(4)	0.35%(4)	1.95%(4)	1.95%(4)	99%	$122,042
2015	$10.70	0.21	0.42	0.63	(0.30)	—	(0.30)	$11.03	5.96%	0.35%	0.35%	1.90%	1.90%	248%	$95,446
2014(5)	$10.65	0.13	0.09	0.22	(0.14)	(0.03)	(0.17)	$10.70	2.11%	0.35%(4)	0.35%(4)	1.84%(4)	1.84%(4)	206%(6)	$28,448

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2015 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through March 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.
See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular

45

meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

46

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

47

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87400 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Premium Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TCRXX	0.00%(2)	0.01%(2)	0.01%(2)	1.40%(2)	2.73%(2)	4/1/93
Premium Money Market acquired all of the net assets of American Century Premium Capital Reserve Fund and American Century Premium Government Reserve Fund on December 3, 2001, pursuant to a plan approved by the acquired funds’ shareholders on November 16, 2001. Performance information prior to December 3, 2001 is that of American Century Premium Capital Reserve Fund.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.46%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

SEPTEMBER 30, 2015
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.26%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	42 days
Weighted Average Life	75 days

Portfolio Composition by Maturity	% of fund investment
1-30 days	59%
31-90 days	26%
91-180 days	11%
More than 180 days	4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1) 4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.00	$0.95	0.19%
Investor Class (before waiver)	$1,000	$1,000.00(2)	$2.30	0.46%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.05	$0.96	0.19%
Investor Class (before waiver)	$1,000	$1,022.70	$2.33	0.46%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 39.9%
Barclays Bank PLC, 0.22%, 10/13/15 (LOC: Barclays Bank PLC)	$15,000,000	$14,998,900
Bennington Stark Capital Co. LLC, 0.19%, 10/13/15 (LOC: Societe Generale SA)(2)	40,000,000	39,997,467
Chariot Funding LLC, 0.28%, 10/13/15(2)	15,000,000	14,998,599
Chariot Funding LLC, 0.33%, 10/15/15(2)	5,000,000	4,999,456
Chariot Funding LLC, 0.30%, 10/23/15(2)	10,000,000	9,998,166
Chariot Funding LLC, 0.35%, 11/6/15(2)	5,000,000	4,998,500
Chariot Funding LLC, 0.30%, 11/9/15(2)	30,000,000	29,990,250
City & County of San Francisco, 0.20%, 10/20/15 (LOC: Bank of Tokyo and Royal Bank of Canada)	14,000,000	14,000,000
Coca-Cola Co., 0.25%, 11/9/15(2)	5,000,000	4,998,646
Coca-Cola Co., 0.28%, 11/9/15(2)	20,000,000	19,994,583
CRC Funding LLC, 0.25%, 11/9/15(2)	10,000,000	9,997,291
Credit Agricole Corporate and Investment Bank, 0.06%, 10/1/15 (LOC: Credit Agricole SA)	40,000,000	40,000,000
Crown Point Capital Co. LLC, 0.23%, 11/3/15	30,000,000	29,993,675
Jupiter Securitization Co. LLC, 0.30%, 10/30/15(2)	15,000,000	14,996,375
Jupiter Securitization Co. LLC, 0.30%, 11/6/15(2)	20,000,000	19,994,000
Jupiter Securitization Co. LLC, 0.36%, 11/19/15(2)	15,000,000	14,992,854
Lexington Parker Capital, 0.23%, 11/3/15(2)	25,000,000	24,994,729
Los Angeles County Metropolitan Transportation Authority, 0.18%, 10/8/15 (LOC: MUFG Union Bank N.A.)	7,500,000	7,500,000
Municipal Electricity Authority of Georgia, 0.17%, 10/13/15 (LOC: Wells Fargo Bank N.A.)	7,000,000	7,000,000
National Australia Bank Ltd., 0.21%, 10/13/15(2)	25,000,000	24,998,250
National Australia Bank Ltd., 0.23%, 10/22/15(2)	35,000,000	34,995,406
Old Line Funding LLC, 0.30%, 10/26/15 (LOC: Royal Bank of Canada)(2)	8,500,000	8,498,229
Regents of the University of California, 0.12%, 10/19/15	50,000,000	49,997,000
Ridgefield Funding Co. LLC, 0.26%, 11/25/15 (LOC: BNP Paribas)(2)	10,000,000	10,000,000
Thunder Bay Funding LLC, 0.29%, 11/17/15	20,000,000	20,000,000
Thunder Bay Funding LLC, 0.29%, 11/17/15	10,000,000	10,000,000
Toronto-Dominion Holdings USA, 0.22%, 10/13/15 (LOC: Toronto-Dominion Bank)(2)	5,000,000	4,999,633
Toronto-Dominion Holdings USA, 0.22%, 10/19/15 (LOC: Toronto-Dominion Bank)(2)	30,000,000	29,996,700
Toyota Motor Credit Corp., 0.23%, 10/14/15	20,000,000	19,998,338
Toyota Motor Credit Corp., 0.24%, 10/22/15	25,000,000	24,996,500
TOTAL COMMERCIAL PAPER		566,923,547
U.S. GOVERNMENT AGENCY SECURITIES — 24.0%
Adjustable-Rate U.S. Government Agency Security — 3.9%
Federal Home Loan Bank, VRN, 0.16%, 10/1/15	1,500,000	1,500,078
Federal Home Loan Bank, VRN, 0.17%, 10/2/15	18,500,000	18,500,172
Federal Home Loan Bank, VRN, 0.18%, 10/17/15	10,000,000	9,999,947

7

	Principal Amount	Value
Federal Home Loan Bank, VRN, 0.16%, 10/18/15	$10,000,000	$10,000,000
Federal Home Loan Bank, VRN, 0.16%, 10/18/15	15,000,000	15,000,000
		55,000,197
Fixed-Rate U.S. Government Agency Securities — 20.1%
Federal Farm Credit Bank, 0.30%, 10/5/15	10,000,000	10,000,177
Federal Farm Credit Bank, 0.39%, 4/25/16	2,000,000	2,000,000
Federal Home Loan Bank, 0.14%, 10/30/15	10,000,000	9,998,872
Federal Home Loan Bank, 0.17%, 11/6/15	13,000,000	12,997,855
Federal Home Loan Bank, 0.14%, 11/12/15	5,000,000	4,999,183
Federal Home Loan Bank, 0.50%, 11/20/15	12,000,000	12,004,407
Federal Home Loan Bank, 0.18%, 11/23/15	20,000,000	19,994,700
Federal Home Loan Bank, 0.20%, 12/2/15	20,000,000	19,993,352
Federal Home Loan Bank, 0.20%, 12/11/15	40,000,000	39,984,222
Federal Home Loan Bank, 0.30%, 12/18/15	28,500,000	28,481,537
Federal Home Loan Bank, 0.14%, 12/30/15	20,000,000	19,993,300
Federal Home Loan Bank, 0.20%, 2/8/16	30,000,000	29,978,336
Federal Home Loan Bank, 0.28%, 2/12/16	10,000,000	9,989,578
Federal Home Loan Bank, 0.22%, 2/19/16	15,000,000	14,987,075
Federal Home Loan Bank, 0.29%, 2/26/16	8,959,000	8,948,319
Federal Home Loan Bank, 0.33%, 3/11/16	10,000,000	9,985,195
Federal Home Loan Bank, 0.34%, 3/14/16	13,000,000	12,998,629
Federal Home Loan Bank, 0.42%, 8/29/16	4,250,000	4,234,124
Federal Home Loan Bank, 0.50%, 8/30/16	5,000,000	5,000,000
Federal Home Loan Bank, 0.19%, 3/2/17	8,500,000	8,500,000
		285,068,861
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		340,069,058
MUNICIPAL SECURITIES — 11.1%
ABAG Finance Authority for Nonprofit Corp. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.15%, 10/1/15 (LOC: FNMA)	1,885,000	1,885,000
Alabama Industrial Development Authority, (Simcala, Inc.), VRDN, 0.19%, 10/1/15 (LOC: JP Morgan Chase Bank N.A.)	475,000	475,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.24%, 10/1/15 (LOC: Comerica Bank)	160,000	160,000
Alameda Public Financing Authority Rev., Series 2003-B, (Alameda Point), VRDN, 0.15%, 10/7/15 (LOC: MUFG Union Bank and California State Teacher's Retirement System)	3,150,000	3,150,000
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.02%, 10/1/15 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Hillview Mental Health Center, Inc.), VRDN, 0.30%, 10/1/15 (LOC: Comerica Bank)	15,000	15,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.09%, 10/1/15 (LOC: Comerica Bank)	4,375,000	4,375,000
California Infrastructure & Economic Development Bank Rev., Series 2011 B, (Bay Photo, Inc.), VRDN, 0.30%, 10/1/15 (LOC: Comerica Bank)	275,000	275,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.30%, 10/1/15 (LOC: Comerica Bank)	730,000	730,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.30%, 10/1/15 (LOC: Comerica Bank)	390,000	390,000

8

	Principal Amount	Value
California Infrastructure & Economic Development Bank, (iWorks, Inc.), VRDN, 0.16%, 10/1/15 (LOC: City National Bank and FHLB)	$1,665,000	$1,665,000
California Municipal Finance Authority Rev., (High Desert), VRDN, 0.30%, 10/1/15 (LOC: MUFG Union Bank N.A.)	140,000	140,000
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 0.07%, 10/1/15 (LOC: Rabobank Nederland N.V.)	1,400,000	1,400,000
California Pollution Control Financing Authority Rev., (Ratto Group, Inc.), VRDN, 0.06%, 10/7/15 (LOC: MUFG Union Bank N.A.)	5,500,000	5,500,000
California State Enterprise Development Authority, Series 2008 B, (Pocino Foods), VRDN, 0.25%, 10/1/15 (LOC: City National Bank and FHLB)	135,000	135,000
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.24%, 10/1/15 (LOC: Comerica Bank)	1,710,000	1,710,000
California Statewide Communities Development Authority Rev., (Encanto Homes), VRDN, 0.16%, 10/1/15 (LOC: East West Bank and FHLB)	1,200,000	1,200,000
Charles K Blandin Foundation Rev., Series 2004 B, VRDN, 0.08%, 10/1/15 (LOC: Wells Fargo Bank N.A.)	630,000	630,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.15%, 10/7/15 (LOC: JPMorgan Chase Bank N.A.)	1,475,000	1,475,000
City of Salinas COP, (Fairways Golf), VRDN, 0.25%, 10/1/15 (LOC: Rabobank Nederland N.V.)	4,540,000	4,540,000
City of Shawnee, (Simmons Co.), VRDN, 0.15%, 10/7/15 (LOC: Wells Fargo Bank N.A.) (Acquired 8/31/11, Cost $410,000)(3)	410,000	410,000
City of Wright City Rev., (Watlow Process Systems, Inc.), VRDN, 0.15%, 10/1/15 (LOC: Bank of America N.A.)	700,000	700,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.01%, 10/1/15 (LOC: Bank of America N.A.)	1,150,000	1,150,000
Collier County Industrial Development Authority Rev., (Allete, Inc.), VRDN, 0.05%, 10/1/15 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.12%, 10/1/15 (LOC: Wells Fargo Bank N.A.)	815,000	815,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B, (Closet Factory), VRDN, 0.25%, 10/1/15 (LOC: Colorado Business Bank and FHLB)	400,000	400,000
County of Lake Rev., (Northpoint Association LLC), VRDN, 0.07%, 10/7/15 (LOC: Northern Trust Company)	1,200,000	1,200,000
County of Lake Rev., (Rosewood Apartment), VRDN, 0.06%, 10/1/15 (LOC: FHLMC)	2,900,000	2,900,000
County of Will, (BASF Corp.), VRDN, 0.08%, 10/7/15	1,700,000	1,700,000
Florida Housing Finance Corp. Rev., Series 2002 A-2, (Brentwood Apartments), VRDN, 0.17%, 10/1/15 (LOC: FNMA)	545,000	545,000
Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.20%, 10/7/15 (LOC: FHLMC)	960,000	960,000
Illinois Finance Authority Rev., (Murphy Machine Products, Inc.), VRDN, 0.15%, 10/1/15 (LOC: Bank of America N.A.)	1,910,000	1,910,000
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 0.01%, 10/1/15 (LOC: JPMorgan Chase Bank N.A.)	8,925,000	8,925,000
Kentucky Housing Corp. Rev., Series 2007 O, VRDN, 0.15%, 10/1/15 (SBBPA: Kentucky Housing Corp.)	6,080,000	6,080,000
Lake County Industrial Development Authority Rev., (Senninger Irrigation), VRDN, 0.07%, 10/7/15 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
Lansing Economic Development Corp., (Accident Fund), VRDN, 0.20%, 10/1/15 (LOC: FHLB)	7,585,000	7,585,000

9

	Principal Amount	Value
Lee County Housing Finance Authority Rev., Series 2002 B, (University Club Apartment), VRDN, 0.19%, 10/1/15 (LOC: FNMA)	$495,000	$495,000
Maricopa County Industrial Development Authority Rev., Series 2003 A, (Sonora Vista Apartments), VRDN, 0.15%, 10/1/15 (LOC: Wells Fargo Bank N.A.)	1,195,000	1,195,000
Massachusetts Housing Finance Agency Rev., Series 2009 B, VRDN, 0.15%, 10/7/15 (LOC: Bank of New York Mellon)	6,204,000	6,204,000
Meadow Springs Country Club Rev., VRDN, 0.10%, 10/1/15 (LOC: U.S. Bank N.A.)	865,000	865,000
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.09%, 10/1/15	7,000,000	7,000,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.15%, 10/1/15 (LOC: Wells Fargo Bank N.A.)	1,460,000	1,460,000
Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.19%, 10/1/15 (LOC: Trustmark National Bank and FHLB)	4,860,000	4,860,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 0.10%, 10/1/15 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.03%, 10/1/15 (LOC: Commerce Bank N.A.)	2,400,000	2,400,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.01%, 10/1/15 (LOC: Bank of America N.A.)	740,000	740,000
Nassau Health Care Corp. Rev., Series 2009 A, VRDN, 0.15%, 10/7/15 (LOC: JPMorgan Chase Bank N.A.)	4,630,000	4,630,000
Nevada Housing Division Rev., (Multi-Unit Housing), VRDN, 0.10%, 10/1/15 (LOC: Citibank N.A.)	1,065,000	1,065,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.15%, 10/7/15 (LOC: FHLMC)	2,075,000	2,075,000
New York State Housing Finance Agency Rev., (West 37th Street), VRDN, 0.10%, 10/7/15 (LOC: FHLMC)	9,500,000	9,500,000
Pennsylvania Economic Development Financing Authority Rev., Series 1991 A, VRDN, 0.33%, 10/1/15 (LOC: PNC Bank N.A.)	765,000	765,000
Pennsylvania Economic Development Financing Authority Rev., Series 2007 A-1, VRDN, 0.14%, 10/1/15 (LOC: PNC Bank N.A.)	700,000	700,000
South Carolina Jobs-Economic Development Authority Rev., (Health Sciences Medical University), VRDN, 0.12%, 10/1/15 (LOC: Wells Fargo Bank N.A.)	2,600,000	2,600,000
South Carolina State Housing Finance & Development Authority Rev., (Rocky Creek Apartments), VRDN, 0.05%, 10/1/15 (LOC: Wells Fargo Bank N.A.)	3,625,000	3,625,000
St. Paul's Episcopal Church Rev., VRDN, 0.17%, 10/7/15 (LOC: JPMorgan Chase Bank N.A.)	5,400,000	5,400,000
State of Massachusetts GO, 0.25%, 11/1/15	5,000,000	5,000,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Company), VRDN, 0.05%, 10/7/15 (LOC: Wells Fargo Bank N.A. and CoBank ACB)	580,000	580,000
Washington Economic Development Finance Authority Rev., Series 2002 B, (B&H Dental Laboratory), VRDN, 0.05%, 10/1/15 (LOC: U.S. Bank N.A.)	1,140,000	1,140,000
Washington Economic Development Finance Authority, Series 1997 A, (Lyn-Tron, Inc.), VRDN, 0.05%, 10/1/15 (LOC: U.S. Bank N.A.)	1,605,000	1,605,000
Washington Economic Development Finance Authority, Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.30%, 10/1/15 (LOC: U.S. Bank N.A.)	1,065,000	1,065,000
Washington Economic Development Finance Authority, Series 2008 D, (Skagit Valley Publishing), VRDN, 0.15%, 10/1/15 (LOC: U.S. Bank N.A.)	2,700,000	2,700,000

10

	Principal Amount	Value
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.20%, 10/7/15 (LOC: FHLMC)	$870,000	$870,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Renton Centre), VRDN, 0.22%, 10/1/15 (LOC: FNMA)	475,000	475,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.16%, 10/1/15 (LOC: East West Bank and FHLB)	4,370,000	4,370,000
West Memphis Public Facilities Board Rev., (Meadows 1998 Apartments LP), VRDN, 0.09%, 10/1/15 (LOC: FHLMC)	2,000,000	2,000,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.12%, 10/7/15 (SBBPA: Wells Fargo Bank N.A.)	9,000,000	9,000,000
TOTAL MUNICIPAL SECURITIES		157,824,000
U.S. TREASURY SECURITIES — 10.4%
U.S. Treasury Bills, 0.10%, 12/31/15	20,000,000	19,994,944
U.S. Treasury Bills, 0.10%, 1/14/16	15,000,000	14,995,734
U.S. Treasury Bills, 0.26%, 5/26/16	20,000,000	19,966,283
U.S. Treasury Notes, VRN, 0.06%, 10/6/15	7,500,000	7,499,391
U.S. Treasury Notes, VRN, 0.07%, 10/6/15	17,275,000	17,274,637
U.S. Treasury Notes, VRN, 0.08%, 10/6/15	7,500,000	7,500,265
U.S. Treasury Notes, VRN, 0.09%, 10/6/15	25,000,000	24,996,473
U.S. Treasury Notes, 2.00%, 1/31/16	10,000,000	10,061,610
U.S. Treasury Notes, 2.00%, 4/30/16	25,000,000	25,245,435
TOTAL U.S. TREASURY SECURITIES		147,534,772
CORPORATE BONDS — 9.3%
2880 Stevens Creek LLC, VRDN, 0.20%, 10/7/15 (LOC: Bank of the West)	4,250,000	4,250,000
Chipmatic/Ottawa Property Group, VRDN, 0.35%, 10/8/15 (LOC: Comerica Bank)	1,535,000	1,535,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.18%, 10/8/15 (LOC: FHLB)	7,288,000	7,288,000
D & I Properties LLC, VRDN, 0.30%, 10/7/15 (LOC: Wells Fargo Bank NA)	3,650,000	3,650,000
DCC Development Corp., VRDN, 0.20%, 10/8/15 (LOC: FHLB)	3,600,000	3,600,000
EMF LLC, VRDN, 0.24%, 10/7/15 (LOC: Comerica Bank)	4,090,000	4,090,000
Fairfield North Texas Associates LP, VRDN, 0.15%, 10/8/15 (LOC: FHLB)	4,800,000	4,800,000
First Baptist Church of Opelika, VRDN, 0.19%, 10/9/15 (LOC: FHLB)	4,435,000	4,435,000
Flatley Hospitality LLC, VRDN, 0.20%, 10/8/15 (LOC: FHLB)	570,000	570,000
General Electric Co., MTN, 0.85%, 10/9/15	5,000,000	5,000,570
GFRE Holdings LLC, VRDN, 0.20%, 10/8/15 (LOC: FHLB)	1,280,000	1,280,000
Greenback San Juan Associates LP, VRDN, 0.15%, 10/8/15 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.15%, 10/8/15 (LOC: FHLB)	13,870,000	13,870,000
HHH Investment Co., VRDN, 0.20%, 10/7/15 (LOC: Bank of the West)	7,200,000	7,200,000
Labcon North America, VRDN, 0.22%, 10/7/15 (LOC: Bank of the West)	1,645,000	1,645,000
Lakeport Group LLC, VRDN, 0.20%, 10/7/15 (LOC: MUFG Union Bank N.A.)	3,685,000	3,685,000

11

	Principal Amount/ Shares	Value
Manse on Marsh LP, VRDN, 0.18%, 10/8/15 (LOC: FHLB)	$10,065,000	$10,065,000
Ness Family Partners LP, VRDN, 0.22%, 10/7/15 (LOC: Bank of the West)	1,260,000	1,260,000
Norlan Partners LP, VRDN, 0.41%, 10/8/15 (LOC: FHLB)(2)	2,335,000	2,335,000
Portland Clinic LLP (The), VRDN, 0.15%, 10/7/15 (LOC: U.S. Bank N.A.)	10,520,000	10,520,000
Provence LLC, VRDN, 0.41%, 10/8/15 (LOC: FHLB)(2)	3,425,000	3,425,000
Relay Relay LLC, VRDN, 0.18%, 10/8/15 (LOC: FHLB)	8,550,000	8,550,000
Salvation Army (The), VRDN, 0.17%, 10/8/15 (LOC: Bank of New York Mellon)	9,500,000	9,500,000
Warren LLC (The), VRDN, 0.15%, 10/8/15 (LOC: FHLB)(2)	6,000,000	6,000,000
World Wildlife Fund, Inc., VRDN, 0.19%, 10/8/15 (LOC: JPMorgan Chase Bank N.A.)	5,800,000	5,800,000
TOTAL CORPORATE BONDS		132,153,570
CERTIFICATES OF DEPOSIT — 4.1%
Bank of Nova Scotia 0.30%, 11/3/15	10,000,000	10,000,000
Bank of Nova Scotia 0.25%, 11/25/15	35,000,000	35,000,000
Royal Bank of Canada 0.58%, 10/9/15	13,600,000	13,600,977
TOTAL CERTIFICATES OF DEPOSIT		58,600,977
TEMPORARY CASH INVESTMENTS — 1.4%
SSgA U.S. Government Money Market Fund, Class N	19,220,441	19,220,441
TOTAL INVESTMENT SECURITIES — 100.2%		1,422,326,365
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,355,413)
TOTAL NET ASSETS — 100.0%		$1,419,970,952

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $340,199,134, which represented 24.0% of total net assets.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $410,000, which represented less than 0.05% of total net assets.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,422,326,365
Cash	345,000
Receivable for investments sold	2,399,000
Receivable for capital shares sold	1,949,978
Interest receivable	425,642
1,427,445,985

Liabilities
Payable for investments purchased	4,234,124
Payable for capital shares redeemed	3,019,378
Accrued management fees	221,517
Dividends payable	14
7,475,033

Net Assets	$1,419,970,952

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	1,420,264,007

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$1,420,259,199
Accumulated net realized loss	(288,247)
$1,419,970,952

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,388,767

Expenses:
Management fees	3,219,719
Trustees' fees and expenses	40,783
Other expenses	400
3,260,902
Fees waived	(1,943,189)
1,317,713

Net investment income (loss)	71,054

Net realized gain (loss) on investment transactions	24,456

Net Increase (Decrease) in Net Assets Resulting from Operations	$95,510

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$71,054	$129,822
Net realized gain (loss)	24,456	12,570
Net increase (decrease) in net assets resulting from operations	95,510	142,392

Distributions to Shareholders
From net investment income	(71,054)	(129,822)

Capital Share Transactions
Proceeds from shares sold	177,946,200	412,685,631
Proceeds from reinvestment of distributions	70,834	129,477
Payments for shares redeemed	(131,300,368)	(280,373,830)
Net increase (decrease) in net assets from capital share transactions	46,716,666	132,441,278

Net increase (decrease) in net assets	46,741,122	132,453,848

Net Assets
Beginning of period	1,373,229,830	1,240,775,982
End of period	$1,419,970,952	$1,373,229,830

Transactions in Shares of the Fund
Sold	177,946,200	412,685,631
Issued in reinvestment of distributions	70,834	129,477
Redeemed	(131,300,368)	(280,373,830)
Net increase (decrease) in shares of the fund	46,716,666	132,441,278

See Notes to Financial Statements.

15

Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 51% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1170% to 0.2300%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The effective annual management fee for the six months ended September 30, 2015 was 0.45% before waiver and 0.18% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Commercial Paper	—	$566,923,547	—
U.S. Government Agency Securities	—	340,069,058	—
Municipal Securities	—	157,824,000	—
U.S. Treasury Securities	—	147,534,772	—
Corporate Bonds	—	132,153,570	—
Certificates of Deposit	—	58,600,977	—
Temporary Cash Investments	$19,220,441	—	—
	$19,220,441	$1,403,105,924	—

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(312,703), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(312,067) and $(636) expire in 2017 and 2018, respectively.

6. Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market mutual funds. The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors. In response to the amendments to the rules, on June 16, 2015, the Board of Trustees approved a proposal to convert the fund into a government money market fund—a fund that invests 99.5% of its total assets in cash, U.S. government securities, and fully collateralized repurchase agreements. On October 5, 2015, shareholders of the fund approved a change to the fund’s fundamental concentration policy and investment objective that will enable the fund to operate as a government money market fund effective December 1, 2015. Changing the fund to a government money market fund will allow the fund to seek to maintain a stable NAV, operate without imposing liquidity fees or suspending shareholder redemptions, and allow current fund shareholders (retail and institutional) to continue investing in the fund.  Additionally, the fund will change its name to U.S. Government Money Market Fund.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2015(2)	$1.00	—(3)	—(3)	$1.00	0.00%	0.19%(4)	0.46%(4)	0.01%(4)	(0.26)%(4)	$1,419,971
2015	$1.00	—(3)	—(3)	$1.00	0.01%	0.15%	0.46%	0.01%	(0.30)%	$1,373,230
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.17%	0.46%	0.01%	(0.28)%	$1,240,776
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.29%	0.46%	0.01%	(0.16)%	$1,083,806
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.28%	0.46%	0.01%	(0.17)%	$978,696
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.38%	0.46%	0.01%	(0.07)%	$959,219

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2015 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its peer group for the ten-year period, the second quartile of its peer group for the five-year period, and the third quartile of its peer group for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various

21

committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the industry-wide proliferation of fee waivers to support positive money market fund yields, the Board recognized that net fee comparisons may be less statistically relevant than in prior years. With that in mind, the Board reviewed peer data on both a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

22

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

23

Proxy Voting Results

A special meeting of shareholders was held on October 5, 2015, to vote on the following proposals. Each proposal received the required number of votes and was adopted. A summary of voting results is listed below each proposal.

Proposal 1:
To approve a change in the fund’s concentration policy so that the fund "may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities)."

For:	$1,258,346,572
Against:	$8,787,215
Abstain:	$3,586,036
Broker non-votes:	N/A

Proposal 2:
To approve a change in the fund’s investment objective to "the fund seeks current income while maintaining liquidity and preserving capital."

For:	$1,262,009,471
Against:	$5,228,300
Abstain:	$3,482,052
Broker non-votes:	N/A

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

26

Notes

27

Notes

28

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American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87391 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Prime Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BPRXX	0.00%(2)	0.01%(2)	0.01%(2)	1.36%(2)	2.68%(2)	11/17/93
A Class	ACAXX						8/28/98
No sales charge*		0.00%(2)	0.01%(2)	0.01%(2)	1.26%(2)	1.85%(2)
With sales charge*		-1.00%(2)	0.01%(2)	0.01%(2)	1.26%(2)	1.85%(2)
B Class	BPMXX						1/31/03
No sales charge*		0.01%(2)	0.01%(2)	0.01%(2)	0.99%(2)	0.90%(2)
With sales charge*		-4.99%(2)	-3.99%(2)	-0.19%(2)	0.99%(2)	0.90%(2)
C Class	ARCXX						5/7/02
No sales charge*		0.01%(2)	0.01%(2)	0.01%(2)	1.08%(2)	0.96%(2)
With sales charge*		-0.99%(2)	0.01%(2)	0.01%(2)	1.08%(2)	0.96%(2)

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class and C Class shares may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	A Class	B Class	C Class
0.58%	0.83%	1.58%	1.33%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

SEPTEMBER 30, 2015
7-Day Current Yields	Investor Class	A Class	B Class	C Class
After waiver(1)	0.01%	0.01%	0.01%	0.01%
Before waiver	-0.33%	-0.58%	-2.53%	-1.08%
7-Day Effective Yields	Investor Class	A Class	B Class	C Class
After waiver(1)	0.01%	0.01%	0.01%	0.01%

(1)	Yields would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	39 days
Weighted Average Life	78 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	65%
31-90 days	22%
91-180 days	11%
More than 180 days	2%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1)4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.00	$1.10	0.22%
Investor Class (before waiver)	$1,000	$1,000.00(2)	$2.90	0.58%
A Class (after waiver)	$1,000	$1,000.00	$1.10	0.22%
A Class (before waiver)	$1,000	$1,000.00(2)	$4.15	0.83%
B Class (after waiver)	$1,000	$1,000.10	$1.10	0.22%
B Class (before waiver)	$1,000	$1,000.10(2)	$7.90	1.58%
C Class (after waiver)	$1,000	$1,000.10	$1.10	0.22%
C Class (before waiver)	$1,000	$1,000.10(2)	$6.65	1.33%
Hypothetical
Investor Class (after waiver)	$1,000	$1,023.90	$1.11	0.22%
Investor Class (before waiver)	$1,000	$1,022.10	$2.93	0.58%
A Class (after waiver)	$1,000	$1,023.90	$1.11	0.22%
A Class (before waiver)	$1,000	$1,020.85	$4.19	0.83%
B Class (after waiver)	$1,000	$1,023.90	$1.11	0.22%
B Class (before waiver)	$1,000	$1,017.10	$7.97	1.58%
C Class (after waiver)	$1,000	$1,023.90	$1.11	0.22%
C Class (before waiver)	$1,000	$1,018.35	$6.71	1.33%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 40.6%
Bank of Nova Scotia, 0.42%, 6/17/16(2)	$25,000,000	$25,000,000
Barclays Bank PLC, 0.22%, 10/13/15 (LOC: Barclays Bank PLC)	35,000,000	34,997,436
Bennington Stark Capital Co. LLC, 0.24%, 11/2/15 (LOC: Societe Generale SA)(2)	60,000,000	59,987,200
Chariot Funding LLC, 0.30%, 11/2/15(2)	20,000,000	19,994,667
Chariot Funding LLC, 0.35%, 11/6/15(2)	5,000,000	4,998,500
Chariot Funding LLC, 0.30%, 11/9/15(2)	45,000,000	44,985,375
Chariot Funding LLC, 0.44%, 1/26/16(2)	25,000,000	24,965,062
City & County of San Francisco, 0.20%, 10/20/15 (LOC: Bank of Tokyo and Royal Bank of Canada)	10,000,000	10,000,000
Coca-Cola Co., 0.30%, 1/7/16(2)	25,000,000	24,979,583
CRC Funding LLC, 0.25%, 11/9/15(2)	15,000,000	14,995,937
CRC Funding LLC, 0.25%, 11/12/15(2)	25,000,000	24,992,708
CRC Funding LLC, 0.27%, 12/22/15(2)	50,000,000	49,969,250
Credit Agricole Corporate and Investment Bank, 0.06%, 10/1/15 (LOC: Credit Agricole SA)	60,000,000	60,000,000
Crown Point Capital Co. LLC, 0.21%, 10/7/15(2)	10,000,000	9,999,650
Crown Point Capital Co. LLC, 0.23%, 11/3/15(2)	25,000,000	24,994,729
Jupiter Securitization Co. LLC, 0.30%, 10/30/15(2)	43,000,000	42,989,608
Jupiter Securitization Co. LLC, 0.30%, 11/6/15(2)	30,000,000	29,991,000
Jupiter Securitization Co. LLC, 0.37%, 11/25/15(2)	5,900,000	5,897,116
Lexington Parker Capital, 0.23%, 11/2/15(2)	25,000,000	24,994,889
Lexington Parker Capital, 0.23%, 11/3/15(2)	25,000,000	24,994,729
Municipal Electricity Authority of Georgia, 0.17%, 10/13/15 (LOC: Wells Fargo Bank N.A.)	7,000,000	7,000,000
National Australia Bank Ltd., 0.21%, 10/13/15(2)	50,000,000	49,996,500
Old Line Funding LLC, 0.30%, 10/26/15 (LOC: Royal Bank of Canada)(2)	16,500,000	16,496,562
Old Line Funding LLC, 0.42%, 2/19/16 (LOC: Royal Bank of Canada)(2)	50,000,000	50,000,000
Ridgefield Funding Co. LLC, 0.26%, 11/25/15 (LOC: BNP Paribas)(2)	15,000,000	15,000,000
State of California GO, 0.19%, 11/17/15 (LOC: Wells Fargo Bank N.A.)	15,000,000	15,000,000
Thunder Bay Funding LLC, 0.29%, 11/17/15 (LOC: Royal Bank of Canada)(2)	20,000,000	20,000,000
Thunder Bay Funding LLC, 0.29%, 11/17/15 (LOC: Royal Bank of Canada)(2)	10,000,000	10,000,000
Thunder Bay Funding LLC, 0.33%, 12/22/15 (LOC: Royal Bank of Canada)(2)	25,000,000	25,000,000
Thunder Bay Funding LLC, 0.52%, 2/23/16 (LOC: Royal Bank of Canada)(2)	30,000,000	29,938,375
Toronto-Dominion Holdings USA, 0.22%, 10/13/15 (LOC: Toronto-Dominion Bank)(2)	5,000,000	4,999,633
Toyota Motor Credit Corp., 0.27%, 11/25/15	10,000,000	9,995,875
Toyota Motor Credit Corp., 0.45%, 2/12/16	40,000,000	39,934,489
TOTAL COMMERCIAL PAPER		857,088,873

7

	Principal Amount	Value
MUNICIPAL SECURITIES — 22.7%
ABAG Finance Authority for Nonprofit Corps., Series 2001 B, (Public Policy Institute), VRDN, 0.25%, 10/1/15 (LOC: Wells Fargo Bank N.A.)	$2,435,000	$2,435,000
Alameda County Industrial Development Authority, (Autumn Press, Inc.), VRDN, 0.04%, 10/1/15 (LOC: Wells Fargo Bank N.A.)	1,547,000	1,547,000
Alameda County Industrial Development Authority, (Segale Bros. Wood Products), VRDN, 0.05%, 10/1/15 (LOC: Bank of the West)	1,370,000	1,370,000
California Health Facilities Financing Authority Rev., (Social Model Recovery Systems, Inc.), VRDN, 0.25%, 10/1/15 (LOC: Preferred Bank and FHLB)	4,855,000	4,855,000
California Infrastructure & Economic Development Bank Rev., Series 2014 B, (Canyon Plastics, Inc. Project), VRDN, 0.30%, 10/1/15 (LOC: Bank of the West)	7,150,000	7,150,000
California Pollution Control Financing Authority Rev., (Alameda County Industries), VRDN, 0.08%, 10/7/15 (LOC: Bank of the West)	2,570,000	2,570,000
California Statewide Communities Development Authority, VRDN, 0.15%, 10/1/15 (LOC: East West Bank and FHLB)	4,320,000	4,320,000
California Statewide Communities Development Authority, VRDN, 0.25%, 10/1/15 (LOC: FNMA)	1,435,000	1,435,000
Catawba County Industrial Facilities & Pollution Control Financing Authority Rev., (Von Drehle Properties LLC), VRDN, 0.08%, 10/1/15 (LOC: Branch Banking & Trust)	1,690,000	1,690,000
City of Chicago Rev., (Lufthansa German), VRDN, 0.03%, 10/7/15 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of Chicago Rev., (Victoria Limited LLC Project), VRDN, 0.17%, 10/1/15 (LOC: Bank of America N.A.)	2,150,000	2,150,000
City of Cohasset Rev., (Minnesota Power & Light Co.), Series 1997 A, VRDN, 0.06%, 10/1/15 (LOC: JPMorgan Chase Bank N.A.)	18,630,000	18,630,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.15%, 10/7/15 (LOC: JPMorgan Chase Bank N.A.)	4,085,000	4,085,000
City of Kansas City Rev., Series 2009 D, (Chouteau I-35), VRDN, 0.15%, 10/7/15 (LOC: JPMorgan Chase Bank N.A.)	3,875,000	3,875,000
City of Kansas City Rev., VRDN, 0.19%, 10/7/15 (LOC: U.S. Bank N.A.)	4,400,000	4,400,000
City of Knox Rev., VRDN, 0.13%, 10/1/15 (LOC: Bank of America N.A.)(Acquired 3/3/14, Cost $11,300,000)(3)	11,300,000	11,300,000
City of New York GO, 5.125%, 10/1/15	7,300,000	7,300,000
City of Oakdale Rev., (Housing Cottage Homesteads), VRDN, 0.07%, 10/1/15 (LOC: FHLMC)	2,900,000	2,900,000
City of Portland, (Pension Buildings), VRDN, 0.21%, 10/7/15 (SBBPA: JPMorgan Chase Bank N.A.)	28,400,000	28,400,000
Connecticut Housing Finance Authority Rev., Series 2009 A-1, VRDN, 0.01%, 10/1/15 (SBBPA: JPMorgan Chase Bank N.A.)	8,495,000	8,495,000
County of Broward Rev., Series 2007 B, VRDN, 0.16%, 10/7/15 (LOC: Citibank N.A.)	5,000,000	5,000,000
County of Carroll Rev., (Shelter System / DLH Obligated Group), VRDN, 0.08%, 10/1/15 (LOC: Branch Banking & Trust)	3,000,000	3,000,000
County of Hamilton Sewer System Rev., 0.80%, 12/1/15	8,330,000	8,335,606
County of Orange Rev., Series 2015 A, 0.58%, 11/2/15	5,300,000	5,300,000
County of Winnebago Industrial Development Rev., (Seward Screw Products, Inc.), VRDN, 0.16%, 10/1/15 (LOC: Alpine Bank and Trust Co. and FHLB)	1,500,000	1,500,000
Davidson County Industrial Facilities & Pollution Control Financing Authority Rev., (Childress Winery LLC), VRDN, 0.08%, 10/1/15 (LOC: Branch Banking & Trust)	2,750,000	2,750,000

8

	Principal Amount	Value
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C-1, (The Methodist Hospital System), VRDN, 0.01%, 10/1/15	$5,500,000	$5,500,000
Harrisonburg Redevelopment & Housing Authority Multi-Family, (Stoney Ridge/Dale Forest), VRDN, 0.04%, 10/1/15 (LOC: FHLMC)	5,100,000	5,100,000
Hawaii State Department of Budget & Finance Rev., (Wailuku River Hydroelectric Power), VRDN, 0.08%, 10/6/15 (LOC: MUFG Union Bank N.A.)	6,372,250	6,372,250
Hesperia Public Financing Authority Rev., (1993 Street Improvement Project), VRDN, 0.08%, 10/1/15 (LOC: Bank of the West)	1,795,000	1,795,000
Hesperia Public Financing Authority Rev., VRDN, 0.17%, 10/7/15 (LOC: Bank of the West)	4,795,000	4,795,000
Illinois Housing Development Authority Rev., VRDN, 0.13%, 10/1/15 (SBBPA: FHLB)	10,675,000	10,675,000
Indiana Finance Authority Rev., (New Holland Dairy Leasing), VRDN, 0.17%, 10/1/15 (LOC: Bank of America N.A.)	1,000,000	1,000,000
JJB Properties LLC, (Rental Property), VRDN, 0.15%, 10/1/15 (LOC: Arvest Bank and FHLB)	4,775,000	4,775,000
Johnson City Health & Educational Facilities Board Rev., (Mountain Street), VRDN, 0.15%, 10/7/15 (LOC: U.S. Bank N.A.)	22,150,000	22,150,000
Kentucky Housing Corp. Rev., Series 2006 T, (Taxable), VRDN, 0.15%, 10/7/15 (SBBPA: Kentucky Housing Corp.)	8,455,000	8,455,000
Lansing Economic Development Corp., (Accident Fund), VRDN, 0.20%, 10/1/15 (LOC: FHLB)	9,220,000	9,220,000
Long Island Power Authority Electric System Rev., Series 1998 2-B, VRDN, 0.02%, 10/1/15 (LOC: Bayerische Landesbank)	16,740,000	16,740,000
Long Island Power Authority Electric System Rev., Series 1998 A-1, VRDN, 0.04%, 10/7/15 (LOC: Bayerische Landesbank)	1,800,000	1,800,000
Maine State Housing Authority Rev., Series 2013 G, VRDN, 0.15%, 10/1/15 (SBBPA: Bank of New York Mellon)	30,000,000	30,000,000
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), VRDN, 0.17%, 10/7/15 (LOC: TD Bank N.A.)	400,000	400,000
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.09%, 10/1/15	7,000,000	7,000,000
Miami-Dade County Industrial Development Authority Rev., (Ram Investments), VRDN, 0.14%, 10/1/15 (LOC: PNC Bank N.A.)	1,785,000	1,785,000
Mississippi Business Finance Corp. Rev., (Medical Development Properties LLC), VRDN, 0.19%, 10/1/15 (LOC: BancorpSouth Bank and FHLB)	3,720,000	3,720,000
Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.19%, 10/1/15 (LOC: Trustmark National Bank and FHLB)	2,390,000	2,390,000
Mississippi Business Finance Corp. Rev., Series 2007 B, (Taxable Gulfport), VRDN, 0.19%, 10/1/15 (LOC: Wells Fargo Bank N.A.)	2,195,000	2,195,000
Mississippi Business Finance Corp. Rev., Series 2010 K, (Chevron U.S.A., Inc.), VRDN, 0.01%, 10/1/15	2,250,000	2,250,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.03%, 10/1/15 (LOC: Commerce Bank N.A.)	3,600,000	3,600,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.03%, 10/1/15 (LOC: Commerce Bank N.A.)	4,025,000	4,025,000
Nevada Housing Division Rev., (Vista Creek Apartments), VRDN, 0.08%, 10/1/15 (LOC: East West Bank and FHLB)	40,000	40,000
New Hampshire Business Finance Authority Rev., (Littleton Regional Hospital), VRDN, 0.01%, 10/1/15 (LOC: TD Bank N.A.)	8,255,000	8,255,000
New York City Housing Development Corp. Rev., Series 2003 B, VRDN, 0.15%, 10/7/15 (LOC: Landesbank Baden-Wurttemberg)	1,700,000	1,700,000
9

	Principal Amount	Value
New York City Transitional Finance Authority Rev., Series 2002 1-D, (Future Tax Secured Bonds), VRDN, 0.01%, 10/1/15 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	$2,410,000	$2,410,000
New York State Housing Finance Agency Rev., Series 2010 B, (8 East 102nd Street), VRDN, 0.14%, 10/7/15 (LOC: TD Bank N.A.)	8,010,000	8,010,000
North Carolina Medical Care Commission Facilities Rev., (Mission St. Joseph's), VRDN, 0.07%, 10/1/15 (SBBPA: Branch Banking & Trust)	1,815,000	1,815,000
Northstar Student Loan Trust II Rev., (Adjustable Student Loan), VRDN, 0.15%, 10/1/15 (LOC: Royal Bank of Canada)	26,135,000	26,135,000
Oklahoma University Hospital Rev., Series 2005 B, VRDN, 0.15%, 10/7/15 (LOC: Bank of America N.A.)	5,235,000	5,235,000
Oregon State Facilities Authority, Series 2003 A, (Housing Vintage at Bend Apartments), VRDN, 0.04%, 10/1/15 (LOC: FNMA)	5,295,000	5,295,000
Osceola County Housing Finance Authority Rev., Series 2002 B, (Regatta Bay Apartments), VRDN, 0.15%, 10/7/15 (LOC: FNMA)	855,000	855,000
Port Freeport, (BASF Corp.), VRDN, 0.08%, 10/7/15	6,600,000	6,600,000
Port Freeport, (Multi Mode-BASF Corp.), VRDN, 0.08%, 10/7/15	4,000,000	4,000,000
Scranton Redevelopment Authority Rev., VRDN, 0.33%, 10/1/15 (LOC: PNC Bank N.A.)	5,870,000	5,870,000
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.14%, 10/1/15 (LOC: PNC Bank N.A.)(Aquired 2/16/12, Cost $2,210,000)(3)	2,210,000	2,210,000
Sheridan Redevelopment Agency Tax Allocation Rev., (South Santa Fe Drive), VRDN, 0.04%, 10/1/15 (LOC: JPMorgan Chase Bank N.A.)	9,750,000	9,750,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 0.07%, 10/1/15 (LOC: JPMorgan Chase Bank N.A.)	4,700,000	4,700,000
State of Massachusetts GO, 0.25%, 11/1/15	9,000,000	9,000,000
Traer Creek Metropolitan District Rev., VRDN, 0.15%, 10/7/15 (LOC: BNP Paribas)	9,745,000	9,745,000
University of Kansas Hospital Authority Rev., (Health System), VRDN, 0.01%, 10/1/15 (LOC: U.S. Bank N.A.)	5,775,000	5,775,000
Washington State Housing Finance Commission Rev., (Merrill Gardens Queen Anne LLC), VRDN, 0.22%, 10/1/15 (LOC: FNMA)	500,000	500,000
Washington State Housing Finance Commission Rev., (Vintage Chehalis Senior Living), VRDN, 0.04%, 10/1/15 (LOC: FNMA)	8,190,000	8,190,000
Washington State Housing Finance Commission Rev., Series 1996 A, (Brittany Park LLC), VRDN, 0.04%, 10/1/15 (LOC: FNMA)	8,930,000	8,930,000
Washington State Housing Finance Commission Rev., Series 2004 A, (Vintage Burien Senior Living), VRDN, 0.04%, 10/1/15 (LOC: FNMA)	6,570,000	6,570,000
Washington State Housing Finance Commission Rev., Series 2005 B, (The Lodge At Eagle Ridge), VRDN, 0.16%, 10/1/15 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission Rev., Series 2015 B, (Ballard Landmark Inn LLC), VRDN, 0.17%, 10/7/15 (LOC: East West Bank and FHLB)	13,560,000	13,560,000
West Covina Public Financing Authority Rev., Series 1999, (Subordinate Lien), VRDN, 0.24%, 10/1/15 (LOC: Wells Fargo Bank N.A.)	1,765,000	1,765,000
Westchester County Healthcare Corp. Rev., Series 2010 D, (Senior Lien), VRDN, 0.12%, 10/7/15 (LOC: TD Bank N.A.)	5,500,000	5,500,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.12%, 10/7/15 (SBBPA: Wells Fargo Bank N.A.)	6,920,000	6,920,000
TOTAL MUNICIPAL SECURITIES		478,164,856

10

	Principal Amount	Value
CERTIFICATES OF DEPOSIT — 12.8%
Bank of Montreal, 0.34%, 1/11/16	$50,000,000	$50,000,000
Bank of Montreal, 0.41%, 6/6/16	20,000,000	20,000,000
Bank of Montreal, 0.70%, 9/1/16	25,000,000	25,000,000
Bank of Nova Scotia, 0.32%, 1/29/16	75,000,000	75,000,000
Royal Bank of Canada, 0.58%, 10/9/15	10,000,000	10,000,718
Toronto-Dominion Bank (The), 0.35%, 2/25/16 (LOC: Toronto-Dominion Bank)	25,000,000	25,000,000
Toronto-Dominion Bank (The), 0.44%, 6/6/16 (LOC: Toronto-Dominion Bank)	15,000,000	15,000,000
Wells Fargo Bank N.A., 0.38%, 2/8/16	50,000,000	50,000,000
TOTAL CERTIFICATES OF DEPOSIT		270,000,718
CORPORATE BONDS — 10.4%
2880 Stevens Creek LLC, VRDN, 0.20%, 10/7/15 (LOC: Bank of the West)	6,350,000	6,350,000
CHS Properties, Inc., VRDN, 0.30%, 10/8/15 (LOC: Wells Fargo Bank N.A.)	1,804,000	1,804,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.18%, 10/8/15 (LOC: FHLB)	17,827,000	17,827,000
East Grand Office Park LP, VRDN, 0.17%, 10/8/15 (LOC: FHLB)	4,680,000	4,680,000
General Electric Capital Corp., 2.25%, 11/9/15 (LOC: General Electric Co.)	3,800,000	3,807,432
General Electric Capital Corp., MTN, 1.00%, 1/8/16 (LOC: General Electric Co.)	5,185,000	5,193,272
General Electric Capital Corp., MTN, 5.00%, 1/8/16 (LOC: General Electric Co.)	3,200,000	3,239,101
General Electric Co., MTN, 0.85%, 10/9/15	7,839,000	7,839,893
Herman & Kittle Capital LLC, VRDN, 0.18%, 10/8/15 (LOC: FHLB)	1,065,000	1,065,000
HHH Investment Co., VRDN, 0.20%, 10/7/15 (LOC: Bank of the West)	8,010,000	8,010,000
Jungs Station Associates, VRDN, 0.18%, 10/8/15 (LOC: Wells Fargo Bank N.A.)	3,200,000	3,200,000
KDF Heninger LP, VRDN, 0.14%, 10/8/15 (LOC: FHLB)	4,500,000	4,500,000
Labcon North America, VRDN, 0.22%, 10/7/15 (LOC: Bank of the West)	1,340,000	1,340,000
Ness Family Partners LP, VRDN, 0.22%, 10/7/15 (LOC: Bank of the West)	5,250,000	5,250,000
Northcreek Church, VRDN, 0.50%, 10/8/15 (LOC: FHLB)	8,595,000	8,595,000
Partisan Property, Inc., Series 2014, VRDN, 0.20%, 10/7/15 (LOC: Wells Fargo Bank N.A.)	7,570,000	7,570,000
PepsiCo, Inc., VRN, 0.54%, 11/27/15	4,000,000	4,003,383
Providence Health & Services - Washington, VRDN, 0.20%, 10/8/15 (LOC: U.S. Bank N.A.)	5,840,000	5,840,000
Royal Bank of Canada, MTN, 2.625%, 12/15/15	22,000,000	22,099,575
Royal Bank of Canada, MTN, 2.875%, 4/19/16	10,000,000	10,127,599
Saddleback Valley Community Church, VRDN, 0.12%, 10/8/15 (LOC: FHLB)	8,300,000	8,300,000
Salvation Army (The), VRDN, 0.17%, 10/8/15 (LOC: Bank of New York Mellon)	15,500,000	15,500,000
Santa Monica Ocean Park Partners LP, VRDN, 0.15%, 10/8/15 (LOC: FHLB)	10,200,000	10,200,000
Sidal Realty Co. LP, VRDN, 0.35%, 10/8/15 (LOC: Wells Fargo Bank N.A.)	4,950,000	4,950,000
Varenna Care Center LP, VRDN, 0.15%, 10/8/15 (LOC: FHLB)	8,765,000	8,765,000

11

	Principal Amount/ Shares	Value
Vineyard Creek LP, VRDN, 0.15%, 10/8/15 (LOC: FHLB)	$7,200,000	$7,200,000
Warren LLC (The), VRDN, 0.15%, 10/8/15 (LOC: FHLB)	20,300,000	20,300,000
World Wildlife Fund, Inc., VRDN, 0.19%, 10/8/15 (LOC: JPMorgan Chase Bank N.A.)	11,595,000	11,595,000
TOTAL CORPORATE BONDS		219,151,255
U.S. TREASURY SECURITIES — 7.6%
U.S. Treasury Bills, 0.10%, 1/14/16	20,000,000	19,994,312
U.S. Treasury Bills, 0.14%, 1/28/16	25,000,000	24,988,430
U.S. Treasury Notes, VRN, 0.06%, 10/6/15	12,500,000	12,498,985
U.S. Treasury Notes, VRN, 0.07%, 10/6/15	48,600,000	48,599,426
U.S. Treasury Notes, VRN, 0.09%, 10/6/15	19,500,000	19,493,122
U.S. Treasury Notes, 2.00%, 1/31/16	9,000,000	9,055,449
U.S. Treasury Notes, 0.375%, 3/15/16	25,000,000	25,018,430
TOTAL U.S. TREASURY SECURITIES		159,648,154
U.S. GOVERNMENT AGENCY SECURITIES — 4.4%
Adjustable-Rate U.S. Government Agency Securities — 1.2%
Federal Farm Credit Bank, VRN, 0.16%, 10/6/15	25,000,000	25,004,067
Federal Home Loan Bank, VRN, 0.16%, 10/7/15	1,500,000	1,500,078
		26,504,145
Fixed-Rate U.S. Government Agency Securities — 3.2%
Federal Farm Credit Bank, 0.43%, 11/16/15	1,000,000	1,000,248
Federal Farm Credit Bank, 2.35%, 12/22/15	1,000,000	1,004,735
Federal Home Loan Bank, 0.14%, 11/12/15	11,000,000	10,998,203
Federal Home Loan Bank, 0.50%, 11/20/15	18,000,000	18,006,611
Federal Home Loan Bank, 1.875%, 12/11/15	1,010,000	1,013,205
Federal Home Loan Bank, 0.34%, 3/14/16	15,000,000	14,998,417
Federal Home Loan Bank, 0.50%, 8/30/16	20,000,000	20,000,000
		67,021,419
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		93,525,564
TEMPORARY CASH INVESTMENTS — 1.2%
SSgA U.S. Government Money Market Fund, Class N	26,424,641	26,424,641
TOTAL INVESTMENT SECURITIES — 99.7%		2,104,004,061
OTHER ASSETS AND LIABILITIES — 0.3%		6,133,028
TOTAL NET ASSETS — 100.0%		$2,110,137,089

12

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $680,161,073, which represented 32.2% of total net assets.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $13,510,000, which represented 0.6% of total net assets.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,104,004,061
Receivable for investments sold	2,485,000
Receivable for capital shares sold	4,651,111
Interest receivable	924,872
2,112,065,044

Liabilities
Payable for capital shares redeemed	1,517,728
Accrued management fees	410,130
Dividends payable	97
1,927,955

Net Assets	$2,110,137,089

Net Assets Consist of:
Capital paid in	$2,110,682,328
Accumulated net realized loss	(545,239)
$2,110,137,089

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,893,499,074	1,894,034,679	$1.00
A Class	$207,361,682	207,384,368	$1.00
B Class	$112,342	112,338	$1.00
C Class	$9,163,991	9,164,540	$1.00

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,323,126

Expenses:
Management fees	5,909,483
Distribution and service fees:
A Class	241,843
B Class	768
C Class	30,271
Trustees' fees and expenses	57,753
Other expenses	3,691
6,243,809
Fees waived	(4,021,680)
2,222,129

Net investment income (loss)	100,997

Net realized gain (loss) on investment transactions	60,706

Net Increase (Decrease) in Net Assets Resulting from Operations	$161,703

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$100,997	$206,862
Net realized gain (loss)	60,706	43,954
Net increase (decrease) in net assets resulting from operations	161,703	250,816

Distributions to Shareholders
From net investment income:
Investor Class	(90,974)	(186,648)
A Class	(9,615)	(19,463)
B Class	(8)	(19)
C Class	(400)	(732)
Decrease in net assets from distributions	(100,997)	(206,862)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	102,716,734	(227,592,262)

Net increase (decrease) in net assets	102,777,440	(227,548,308)

Net Assets
Beginning of period	2,007,359,649	2,234,907,957
End of period	$2,110,137,089	$2,007,359,649

See Notes to Financial Statements.

16

Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

The fund offers the Investor Class, the A Class, the B Class and the C Class. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. On October 16, 2015, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

17

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 11% of the shares of the fund. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2370% to 0.3500%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. This fee waiver may be revised or terminated at any time by the investment advisor without notice. The total amount of the waiver for each class for the six months ended September 30, 2015 was $3,382,423, $351,471, $281 and $14,623 for the Investor Class, A Class, B Class and C Class, respectively. The effective annual management fee before waiver for each class for the six months ended September 30, 2015 was 0.57%. The effective annual management fee after waiver for each class for the six months ended September 30, 2015 was 0.21% .

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2015 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. For the A Class, B Class, and C Class for the six months ended September 30, 2015, the total amount of the waiver was $241,843, $768 and $30,271, respectively, and the effective annual distribution and service fee after waiver was 0.00% for each class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

18

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Year ended March 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	608,829,192	$608,829,192	1,378,738,123	$1,378,738,123
Issued in reinvestment of distributions	86,620	86,620	185,351	185,351
Redeemed	(528,525,385)	(528,525,501)	(1,580,100,695)	(1,580,100,695)
	80,390,427	80,390,311	(201,177,221)	(201,177,221)
A Class
Sold	168,555,915	168,555,915	264,401,191	264,401,191
Issued in reinvestment of distributions	9,453	9,453	19,343	19,343
Redeemed	(148,170,096)	(148,170,110)	(290,975,495)	(290,975,495)
	20,395,272	20,395,258	(26,554,961)	(26,554,961)
B Class
Issued in reinvestment of distributions	8	8	19	19
Redeemed	(86,784)	(86,656)	(180,444)	(180,444)
	(86,776)	(86,648)	(180,425)	(180,425)
C Class
Sold	3,867,639	3,867,639	7,004,477	7,004,477
Issued in reinvestment of distributions	391	391	712	712
Redeemed	(1,850,216)	(1,850,217)	(6,684,844)	(6,684,844)
	2,017,814	2,017,813	320,345	320,345
Net increase (decrease)	102,716,737	$102,716,734	(227,592,262)	$(227,592,262)

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

19

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Commercial Paper	—	$857,088,873	—
Municipal Securities	—	478,164,856	—
Certificates of Deposit	—	270,000,718	—
Corporate Bonds	—	219,151,255	—
U.S. Treasury Securities	—	159,648,154	—
U.S. Government Agency Securities	—	93,525,564	—
Temporary Cash Investments	$26,424,641	—	—
	$26,424,641	$2,077,579,420	—

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(605,945), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	Unlimited
$(459,307)	$(16,038)	$(130,600)

7.  Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market mutual funds. The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors. In response to the amendments to the rules, beginning in the fall of 2016, the board will have the ability to impose a liquidity fee or suspend redemptions in times of severe market stress and the fund will only be available to shareholders who are retail investors. The fund will continue to seek to maintain a stable NAV. Management anticipates there will be no changes to the financial statement disclosures.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2015(2)	$1.00	—(3)	—(3)	$1.00	0.00%	0.22%(4)	0.58%(4)	0.01%(4)	(0.35)%(4)	$1,893,499
2015	$1.00	—(3)	—(3)	$1.00	0.01%	0.15%	0.58%	0.01%	(0.42)%	$1,813,054
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.16%	0.58%	0.01%	(0.41)%	$2,014,191
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.23%	0.58%	0.01%	(0.34)%	$2,031,353
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	0.58%	0.01%	(0.32)%	$2,080,533
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	0.58%	0.01%	(0.21)%	$2,129,346
A Class
2015(2)	$1.00	—(3)	—(3)	$1.00	0.00%	0.22%(4)	0.83%(4)	0.01%(4)	(0.60)%(4)	$207,362
2015	$1.00	—(3)	—(3)	$1.00	0.01%	0.15%	0.83%	0.01%	(0.67)%	$186,961
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.16%	0.83%	0.01%	(0.66)%	$213,512
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.23%	0.83%	0.01%	(0.59)%	$166,572
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	0.83%	0.01%	(0.57)%	$96,120
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	0.83%	0.01%	(0.46)%	$96,777

21

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
B Class
2015(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.22%(4)	1.58%(4)	0.01%(4)	(1.35)%(4)	$112
2015	$1.00	—(3)	—(3)	$1.00	0.01%	0.15%	1.58%	0.01%	(1.42)%	$199
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.16%	1.58%	0.01%	(1.41)%	$379
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.23%	1.58%	0.01%	(1.34)%	$658
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	1.58%	0.01%	(1.32)%	$1,043
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	1.58%	0.01%	(1.21)%	$1,246
C Class
2015(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.22%(4)	1.33%(4)	0.01%(4)	(1.10)%(4)	$9,164
2015	$1.00	—(3)	—(3)	$1.00	0.01%	0.15%	1.33%	0.01%	(1.17)%	$7,146
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.16%	1.33%	0.01%	(1.16)%	$6,825
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.23%	1.33%	0.01%	(1.09)%	$7,241
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	1.33%	0.01%	(1.07)%	$5,731
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	1.33%	0.01%	(0.96)%	$2,806

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2015 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

22

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

23

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its peer group for the ten-year period and the third quartile of its peer group for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

24

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the industry-wide proliferation of fee waivers to support positive money market fund yields, the Board recognized that net fee comparisons may be less statistically relevant than in prior years. With that in mind, the Board reviewed peer data on both a gross basis and net of applicable fee waivers. The Board concluded

25

that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87392 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Short Duration Inflation Protection Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	APOIX	-0.70%	-1.68%	1.37%(2)	3.35%(2)	3.25%(2)	5/31/05
Barclays U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index	—	-0.08%	-1.22%	1.09%	2.92%	2.94%	—
Institutional Class	APISX	-0.49%	-1.47%	1.57%(2)	3.60%	3.50%(2)	5/31/05
A Class(3)	APOAX						5/31/05
No sales charge*		-0.70%	-1.93%	1.11%(2)	3.11%(2)	3.01%(2)
With sales charge*		-2.94%	-4.10%	0.65%(2)	2.87%(2)	2.78%(2)
B Class	APOBX						5/31/05
No sales charge*		-1.12%	-2.70%	0.35%(2)	2.34%(2)	2.24%(2)
With sales charge*		-6.12%	-6.70%	0.15%(2)	2.34%(2)	2.24%(2)
C Class	APOCX						5/31/05
No sales charge*		-1.12%	-2.69%	0.37%(2)	2.36%(2)	2.26%(2)
With sales charge*		-2.11%	-2.69%	0.37%(2)	2.36%(2)	2.26%(2)
R Class	APORX	-0.88%	-2.22%	0.86%(2)	2.86%	2.76%(2)	5/31/05
R6 Class	APODX	-0.49%	-1.44%	—	—	-0.60%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)
Prior to August 31, 2011, the A Class had a maximum initial sales charge of 4.50%. The maximum initial sales charge is now 2.25%. Performance prior to that date has been adjusted to reflect this change in the initial sales charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
0.57%	0.37%	0.82%	1.57%	1.57%	1.07%	0.32%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2015
Portfolio at a Glance
Average Duration (effective)	2.4 years
Weighted Average Life	3.2 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	86.8%
Collateralized Mortgage Obligations	5.4%
Corporate Bonds	4.5%
Asset-Backed Securities	1.7%
Commercial Mortgage-Backed Securities	1.4%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.3)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1)4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$993.00	$2.84	0.57%
Institutional Class	$1,000	$995.10	$1.85	0.37%
A Class	$1,000	$993.00	$4.09	0.82%
B Class	$1,000	$988.80	$7.81	1.57%
C Class	$1,000	$988.80	$7.81	1.57%
R Class	$1,000	$991.20	$5.33	1.07%
R6 Class	$1,000	$995.10	$1.60	0.32%
Hypothetical
Investor Class	$1,000	$1,022.15	$2.88	0.57%
Institutional Class	$1,000	$1,023.15	$1.87	0.37%
A Class	$1,000	$1,020.90	$4.14	0.82%
B Class	$1,000	$1,017.15	$7.92	1.57%
C Class	$1,000	$1,017.15	$7.92	1.57%
R Class	$1,000	$1,019.65	$5.40	1.07%
R6 Class	$1,000	$1,023.40	$1.62	0.32%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 86.8%
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	$22,035,280	$22,632,635
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17(1)	70,503,983	70,273,576
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	40,389,663	42,323,965
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	34,175,400	35,396,009
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	230,952,354	230,811,011
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	66,403,200	69,092,198
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	65,193,581	69,490,163
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	213,935,925	213,353,805
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	123,787,490	132,309,145
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	35,315,840	37,099,784
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	59,923,080	59,599,256
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	119,170,359	125,252,218
TOTAL U.S. TREASURY SECURITIES (Cost $1,123,985,963)		1,107,633,765
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 5.4%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	125,363	131,645
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	103,398	103,411
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	813,953	850,169
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	602,786	545,443
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.625%, 10/1/15	917,919	918,468
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.77%, 10/1/15	1,713,247	1,660,048
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 10/1/15	2,495,208	2,481,551
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.26%, 10/1/15	992,176	986,968
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 10/1/15	879,009	870,271
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,055,516	1,117,354
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 10/1/15	890,839	856,145
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.56%, 10/1/15	1,299,184	1,159,226
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	1,470,138	1,523,984
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.70%, 10/1/15	1,057,686	1,063,538
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	98,728	100,134
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 10/1/15	1,762,741	1,680,107
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.62%, 10/1/15	1,229,662	1,239,863

7

	Principal Amount	Value
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 5.45%, 10/1/15	$914,245	$802,744
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2, 6.50%, 4/25/36	570,903	605,295
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	224,859	232,068
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 10/1/15	338,019	332,533
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.48%, 10/1/15	809,615	805,534
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 10/1/15	162,467	161,777
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,620,808	1,350,328
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	1,017,990	1,053,620
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/1/15(3)	2,827,391	2,869,005
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 10/1/15	2,850,841	2,853,763
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 10/26/15	876,736	847,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 10/1/15	436,298	437,353
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,429,757	1,460,621
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.70%, 10/1/15	2,541,641	2,604,000
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.68%, 10/1/15	1,464,807	1,495,885
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.68%, 10/1/15	775,729	792,005
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/15	1,129,494	1,141,032
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,233,441	1,264,345
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	2,141,363	2,090,465
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,202,198	1,246,274
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	876,050	863,828
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	2,098,057	2,121,639
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	880,214	913,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.72%, 10/1/15	2,015,959	1,887,589
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 10/1/15	571,762	531,828
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.73%, 10/1/15	911,637	870,304
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.65%, 10/1/15	1,914,904	1,895,264
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 2.65%, 10/1/15	988,777	945,128

8

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	$317,720	$317,782
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	658,548	654,064
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	1,784,261	1,772,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	1,911,892	1,973,865
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	444,335	458,361
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	217,836	225,334
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	2,178,886	2,162,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	547,084	566,180
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	1,764,227	1,813,881
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	93,683	95,560
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	1,006,631	991,589
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	2,529,325	2,495,943
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 10/1/15	370,370	368,795
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	807,168	853,780
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/15(3)	1,644,284	1,687,892
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,529,092)		68,201,348
CORPORATE BONDS — 4.5%
Aerospace and Defense†
L-3 Communications Corp., 5.20%, 10/15/19	200,000	212,851
Auto Components†
Tenneco, Inc., 6.875%, 12/15/20	250,000	260,000
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	319,269
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	1,000,000	997,804
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,000,000	1,009,431
		2,326,504
Banks — 0.2%
Citigroup, Inc., 5.50%, 2/15/17	650,000	684,553
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	1,400,000	1,427,136
		2,111,689
Building Products — 0.1%
Masco Corp., 6.125%, 10/3/16	750,000	781,890
Chemicals — 0.1%
Hexion, Inc., 8.875%, 2/1/18	200,000	159,460
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	431,630
		591,090
Consumer Finance — 0.1%
CIT Group, Inc., 5.00%, 5/15/17	1,500,000	1,536,562

9

	Principal Amount	Value
HSBC Finance Corp., 5.50%, 1/19/16	$300,000	$304,052
		1,840,614
Containers and Packaging†
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	437,000	455,026
Diversified Financial Services — 0.2%
Ally Financial, Inc., 3.60%, 5/21/18	1,500,000	1,485,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500,000	502,810
MUFG Union Bank N.A., 2.625%, 9/26/18	390,000	396,875
		2,384,685
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 5.50%, 2/1/18	500,000	542,100
Frontier Communications Corp., 8.50%, 4/15/20	1,000,000	975,000
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	527,210
Windstream Services LLC, 7.875%, 11/1/17	1,100,000	1,144,693
		3,189,003
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	487,625
Food and Staples Retailing — 0.1%
Dollar General Corp., 4.125%, 7/15/17	1,160,000	1,196,604
Gas Utilities — 0.2%
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(3)	400,000	423,531
Kinder Morgan, Inc., 7.25%, 6/1/18	200,000	221,246
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	308,124
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(3)	1,200,000	1,149,000
		2,101,901
Health Care Equipment and Supplies†
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	487,500
Health Care Providers and Services — 0.4%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,720,000	1,763,000
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,515,000	1,581,281
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	666,000	655,261
HCA, Inc., 7.69%, 6/15/25	100,000	111,500
Tenet Healthcare Corp., 6.25%, 11/1/18	1,370,000	1,465,900
		5,576,942
Hotels, Restaurants and Leisure†
Carnival Corp., 1.20%, 2/5/16	350,000	350,402
Household Durables — 0.2%
Lennar Corp., 4.75%, 12/15/17	1,435,000	1,480,741
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,524,400
		3,005,141
Insurance†
Lincoln National Corp., 6.25%, 2/15/20	120,000	139,140
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	930,000	972,611
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	280,000	282,621

10

	Principal Amount	Value
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	$400,000	$399,919
		682,540
Media — 0.1%
DISH DBS Corp., 7.125%, 2/1/16	1,080,000	1,089,450
Multi-Utilities — 0.3%
CMS Energy Corp., 8.75%, 6/15/19	615,000	756,895
Dominion Gas Holdings LLC, 1.05%, 11/1/16	480,000	480,197
DPL, Inc., 6.50%, 10/15/16	230,000	231,725
GenOn Energy, Inc., 7.875%, 6/15/17	1,525,000	1,437,313
NRG Energy, Inc., 7.625%, 1/15/18	1,140,000	1,202,700
Sempra Energy, 6.50%, 6/1/16	130,000	134,586
		4,243,416
Multiline Retail†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	257,000	270,461
Oil, Gas and Consumable Fuels — 0.2%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	500,000	508,750
Anadarko Petroleum Corp., 5.95%, 9/15/16	380,000	394,995
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	982,625
Denbury Resources, Inc., 6.375%, 8/15/21	850,000	539,750
Marathon Petroleum Corp., 3.50%, 3/1/16	200,000	202,050
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	268,350
		2,896,520
Pharmaceuticals — 0.3%
Actavis Funding SCS, 2.35%, 3/12/18	1,620,000	1,627,405
Endo Finance LLC / Endo Finco, Inc., 7.25%, 12/15/20(3)	1,155,000	1,201,200
Mylan, Inc., 1.35%, 11/29/16	300,000	297,976
Perrigo Co. plc, 1.30%, 11/8/16	500,000	496,371
		3,622,952
Real Estate Investment Trusts (REITs) — 0.1%
HCP, Inc., 3.75%, 2/1/16	600,000	605,155
HCP, Inc., 6.00%, 1/30/17	75,000	79,064
Hospitality Properties Trust, 5.625%, 3/15/17	500,000	524,129
Welltower, Inc., 3.625%, 3/15/16	350,000	353,511
		1,561,859
Road and Rail†
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(3)	210,000	211,306
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(3)	1,455,000	1,465,912
Software†
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	500,000	527,500
Specialty Retail — 0.3%
Hertz Corp. (The), 6.75%, 4/15/19	1,525,000	1,555,500
Rent-A-Center, Inc., 6.625%, 11/15/20	1,620,000	1,595,700
		3,151,200
Technology Hardware, Storage and Peripherals — 0.2%
Dell, Inc., 3.10%, 4/1/16	1,485,000	1,486,856

11

	Principal Amount	Value
Hewlett-Packard Co., 2.65%, 6/1/16	$600,000	$608,874
		2,095,730
Textiles, Apparel and Luxury Goods — 0.2%
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/19	613,000	636,754
Hanesbrands, Inc., 6.375%, 12/15/20	390,000	405,112
L Brands, Inc., 6.90%, 7/15/17	1,050,000	1,136,625
		2,178,491
Wireless Telecommunication Services — 0.4%
Sprint Communications, 6.00%, 12/1/16	2,600,000	2,567,500
T-Mobile USA, Inc., 6.46%, 4/28/19	2,630,000	2,682,600
		5,250,100
TOTAL CORPORATE BONDS (Cost $58,721,795)		57,718,655
ASSET-BACKED SECURITIES(2) — 1.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	2,500,000	2,519,829
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	2,625,000	2,647,303
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.46%, 10/15/15	3,200,000	3,185,338
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	1,105,832	1,104,793
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.35%, 10/13/15(3)	2,390,000	2,390,453
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	774,594	781,121
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	2,694,799	2,667,142
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.66%, 10/17/15(3)	2,305,343	2,296,892
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	2,537,671	2,558,486
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	1,866,338	1,877,467
TOTAL ASSET-BACKED SECURITIES (Cost $22,013,179)		22,028,824
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.4%
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.01%, 10/15/15(3)	4,775,000	4,746,283
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(3)	2,275,000	2,325,591
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(3)	4,063,104	4,077,746
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.61%, 10/15/15(3)	3,700,000	3,676,061
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/15(3)	2,750,000	2,813,205
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,606,142)		17,638,886
TEMPORARY CASH INVESTMENTS — 0.5%
Credit Agricole Corporate and Investment Bank, 0.06%, 10/1/15 (LOC: Credit Agricole SA)(4) (Cost $6,632,000)	6,632,000	6,631,985
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,296,488,171)		1,279,853,463
OTHER ASSETS AND LIABILITIES — (0.3)%		(3,640,927)
TOTAL NET ASSETS — 100.0%		$1,276,212,536

12

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,309,684	USD	2,292,221	Westpac Group	12/16/15	$21,642
USD	2,456,007	AUD	3,513,048	Barclays Bank plc	12/16/15	(32)
USD	3,448,869	CAD	4,558,560	Barclays Bank plc	12/16/15	34,023
USD	1,594,969	CLP	1,101,485,619	UBS AG	12/16/15	23,406
EUR	800,000	USD	897,034	UBS AG	12/16/15	(1,977)
USD	5,470,717	EUR	4,896,517	JPMorgan Chase Bank N.A.	12/16/15	(7,612)
GBP	1,930,968	USD	2,963,945	JPMorgan Chase Bank N.A.	12/16/15	(43,782)
USD	4,056,991	JPY	490,373,408	Barclays Bank plc	12/16/15	(35,803)
KRW	1,301,410,000	USD	1,100,000	Westpac Group	12/16/15	(4,790)
USD	3,967,471	KRW	4,705,103,529	UBS AG	12/16/15	7,862
USD	2,225,427	NZD	3,501,053	JPMorgan Chase Bank N.A.	12/16/15	(911)
USD	1,863,810	NZD	3,000,000	Westpac Group	12/16/15	(43,905)
SEK	16,396,174	USD	1,950,301	Deutsche Bank	12/16/15	12,129
USD	2,598,649	TWD	84,243,000	Westpac Group	12/16/15	53,706
						$13,956

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 24 Index	$44,896,500	Sell	5.00%	6/20/20	4.29%	$(1,218,294)	$1,352,609

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	$(796,202)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97%	12/21/16	(804,842)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	5/17/18	(757,403)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41%	8/27/20	(178,460)
Bank of America N.A.	9,700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.49%	9/3/20	(82,889)

13

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Barclays Bank plc	$8,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10%	10/23/15	$(220,998)
Barclays Bank plc	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(212,366)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(126,632)
Barclays Bank plc	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35%	9/28/17	(304,886)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22%	5/20/18	(737,508)
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64%	2/3/20	(1,026,394)
Morgan Stanley Capital Services LLC	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	8/19/19	(1,544,103)
						$(6,792,683)

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

14

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
KRW	-	South Korea Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $9,559,417.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $47,071,338, which represented 3.7% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,296,488,171)	$1,279,853,463
Receivable for investments sold	2,264,501
Receivable for capital shares sold	572,008
Receivable for variation margin on swap agreements	158,190
Unrealized appreciation on forward foreign currency exchange contracts	152,768
Interest receivable	3,295,969
1,286,296,899

Liabilities
Disbursements in excess of demand deposit cash	5,163
Payable for capital shares redeemed	2,626,615
Unrealized depreciation on forward foreign currency exchange contracts	138,812
Swap agreements, at value	6,792,683
Accrued management fees	470,763
Distribution and service fees payable	50,327
10,084,363

Net Assets	$1,276,212,536

Net Assets Consist of:
Capital paid in	$1,314,460,687
Distributions in excess of net investment income	(6,626,169)
Accumulated net realized loss	(6,990,254)
Net unrealized depreciation	(24,631,728)
$1,276,212,536

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$444,358,412	44,475,785	$9.99
Institutional Class	$553,568,103	55,029,959	$10.06
A Class	$59,777,756	6,033,229	$9.91*
B Class	$1,701,567	175,735	$9.68
C Class	$35,122,659	3,625,412	$9.69
R Class	$19,748,530	1,951,370	$10.12
R6 Class	$161,935,509	16,097,885	$10.06
*Maximum offering price $10.14 (net asset value divided by 0.9775).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$22,742,514

Expenses:
Management fees	2,904,565
Distribution and service fees:
A Class	107,558
B Class	9,351
C Class	189,708
R Class	42,510
Trustees' fees and expenses	30,378
Other expenses	4,668
3,288,738

Net investment income (loss)	19,453,776

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(7,032,915)
Futures contract transactions	(168,093)
Swap agreement transactions	(376,102)
Foreign currency transactions	4,015,266
(3,561,844)

Change in net unrealized appreciation (depreciation) on:
Investments	(18,092,298)
Futures contracts	273,335
Swap agreements	(2,146,418)
Translation of assets and liabilities in foreign currencies	(5,006,817)
(24,972,198)

Net realized and unrealized gain (loss)	(28,534,042)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,080,266)

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$19,453,776	$4,355,279
Net realized gain (loss)	(3,561,844)	(16,148,690)
Change in net unrealized appreciation (depreciation)	(24,972,198)	(2,460,687)
Net increase (decrease) in net assets resulting from operations	(9,080,266)	(14,254,098)

Distributions to Shareholders
From net investment income:
Investor Class	—	(5,234,286)
Institutional Class	—	(7,372,191)
A Class	—	(915,913)
B Class	—	(7,462)
C Class	—	(139,415)
R Class	—	(112,305)
R6 Class	—	(120,285)
Decrease in net assets from distributions	—	(13,901,857)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	116,677,101	(30,367,635)

Net increase (decrease) in net assets	107,596,835	(58,523,590)

Net Assets
Beginning of period	1,168,615,701	1,227,139,291
End of period	$1,276,212,536	$1,168,615,701

Distributions in excess of net investment income	$(6,626,169)	$(26,079,945)

See Notes to Financial Statements.

18

Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. On October 16, 2015, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

19

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

20

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 28% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2625% to 0.3800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended September 30, 2015 was 0.57% for the Investor Class, A Class, B Class, C Class and R Class, 0.37% for the Institutional Class and 0.32% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2015 totaled $451,456,272, of which $426,115,390 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2015 totaled $296,274,467, of which $251,061,403 represented U.S. Treasury and Government Agency obligations.

21

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Year ended March 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	9,562,995	$96,442,866	14,780,739	$151,957,574
Issued in reinvestment of distributions	—	—	502,936	5,069,700
Redeemed	(8,262,630)	(83,114,023)	(19,724,227)	(201,519,084)
	1,300,365	13,328,843	(4,440,552)	(44,491,810)
Institutional Class
Sold	3,955,841	40,114,470	14,606,881	149,906,491
Issued in reinvestment of distributions	—	—	700,458	7,111,876
Redeemed	(2,684,205)	(27,151,898)	(6,916,961)	(70,634,869)
	1,271,636	12,962,572	8,390,378	86,383,498
A Class
Sold	352,763	3,546,543	2,727,616	27,831,152
Issued in reinvestment of distributions	—	—	89,032	883,195
Redeemed	(6,040,876)	(60,541,703)	(8,317,790)	(84,917,866)
	(5,688,113)	(56,995,160)	(5,501,142)	(56,203,519)
B Class
Sold	—	—	3,366	33,532
Issued in reinvestment of distributions	—	—	582	5,677
Redeemed	(33,660)	(329,176)	(123,470)	(1,231,729)
	(33,660)	(329,176)	(119,522)	(1,192,520)
C Class
Sold	115,378	1,132,568	91,014	910,550
Issued in reinvestment of distributions	—	—	11,472	111,967
Redeemed	(597,064)	(5,841,989)	(2,071,860)	(20,678,088)
	(481,686)	(4,709,421)	(1,969,374)	(19,655,571)
R Class
Sold	593,147	6,024,463	401,016	4,172,231
Issued in reinvestment of distributions	—	—	11,065	112,305
Redeemed	(352,353)	(3,594,168)	(1,019,420)	(10,592,232)
	240,794	2,430,295	(607,339)	(6,307,696)
R6 Class
Sold	17,148,632	174,567,610	1,246,645	12,770,256
Issued in reinvestment of distributions	—	—	11,886	120,285
Redeemed	(2,429,162)	(24,578,462)	(175,856)	(1,790,558)
	14,719,470	149,989,148	1,082,675	11,099,983
Net increase (decrease)	11,328,806	$116,677,101	(3,164,876)	$(30,367,635)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,107,633,765	—
Collateralized Mortgage Obligations	—	68,201,348	—
Corporate Bonds	—	57,718,655	—
Asset-Backed Securities	—	22,028,824	—
Commercial Mortgage-Backed Securities	—	17,638,886	—
Temporary Cash Investments	—	6,631,985	—
	—	$1,279,853,463	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$152,768	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$(8,010,977)	—
Forward Foreign Currency Exchange Contracts	—	(138,812)	—
	—	$(8,149,789)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $31,786,000.

23

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $55,945,914.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 11 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $181,666,667.

Value of Derivative Instruments as of September 30, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$158,190	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	152,768	Unrealized depreciation on forward foreign currency exchange contracts	$138,812
Other Contracts	Swap agreements	—	Swap agreements	6,792,683
		$310,958		$6,931,495

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements as reported in the Schedule of Investments.

24

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$160,898	Change in net unrealized appreciation (depreciation) on swap agreements	$(1,255,415)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	4,014,391	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(5,008,213)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(168,093)	Change in net unrealized appreciation (depreciation) on futures contracts	273,335
Other Contracts	Net realized gain (loss) on swap agreement transactions	(537,000)	Change in net unrealized appreciation (depreciation) on swap agreements	(891,003)
		$3,470,196		$(6,881,296)
8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,297,047,575
Gross tax appreciation of investments	$1,884,228
Gross tax depreciation of investments	(19,078,340)
Net tax appreciation (depreciation) of investments	$(17,194,112)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(3,277,163), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2015, the fund had late-year ordinary loss deferrals of $(11,000,562), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$10.06	0.15	(0.22)	(0.07)	—	—	—	$9.99	(0.70)%	0.57%(4)	0.57%(4)	2.96%(4)	2.96%(4)	23%	$444,358
2015	$10.29	0.05	(0.17)	(0.12)	(0.11)	—	(0.11)	$10.06	(1.13)%	0.57%	0.57%	0.35%	0.35%	56%	$434,166
2014	$10.61	0.07	(0.35)	(0.28)	(0.02)	(0.02)	(0.04)	$10.29	(2.65)%	0.57%	0.57%	0.59%	0.59%	65%	$489,888
2013	$10.56	0.06	0.14	0.20	(0.13)	(0.02)	(0.15)	$10.61	1.96%	0.55%	0.57%	0.72%	0.70%	55%	$351,257
2012	$10.71	0.25	0.68	0.93	(0.34)	(0.74)	(1.08)	$10.56	8.93%	0.50%	0.58%	2.42%	2.34%	85%	$214,609
2011	$10.33	0.28	0.45	0.73	(0.24)	(0.11)	(0.35)	$10.71	7.16%	0.49%	0.58%	2.66%	2.57%	58%	$150,984
Institutional Class
2015(3)	$10.11	0.16	(0.21)	(0.05)	—	—	—	$10.06	(0.49)%	0.37%(4)	0.37%(4)	3.16%(4)	3.16%(4)	23%	$553,568
2015	$10.36	0.03	(0.13)	(0.10)	(0.15)	—	(0.15)	$10.11	(1.01)%	0.37%	0.37%	0.55%	0.55%	56%	$543,717
2014	$10.67	0.03	(0.29)	(0.26)	(0.03)	(0.02)	(0.05)	$10.36	(2.45)%	0.37%	0.37%	0.79%	0.79%	65%	$469,943
2013	$10.62	0.10	0.12	0.22	(0.15)	(0.02)	(0.17)	$10.67	2.15%	0.35%	0.37%	0.92%	0.90%	55%	$93,508
2012	$10.76	0.31	0.65	0.96	(0.36)	(0.74)	(1.10)	$10.62	9.16%	0.30%	0.38%	2.62%	2.54%	85%	$74,012
2011	$10.37	0.30	0.46	0.76	(0.26)	(0.11)	(0.37)	$10.76	7.45%	0.29%	0.38%	2.86%	2.77%	58%	$95,487

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$9.98	0.15	(0.22)	(0.07)	—	—	—	$9.91	(0.70)%	0.82%(4)	0.82%(4)	2.71%(4)	2.71%(4)	23%	$59,778
2015	$10.20	0.05	(0.20)	(0.15)	(0.07)	—	(0.07)	$9.98	(1.43)%	0.82%	0.82%	0.10%	0.10%	56%	$117,032
2014	$10.53	0.07	(0.38)	(0.31)	—(5)	(0.02)	(0.02)	$10.20	(2.87)%	0.82%	0.82%	0.34%	0.34%	65%	$175,694
2013	$10.48	0.06	0.12	0.18	(0.11)	(0.02)	(0.13)	$10.53	1.62%	0.80%	0.82%	0.47%	0.45%	55%	$240,799
2012	$10.65	0.24	0.65	0.89	(0.32)	(0.74)	(1.06)	$10.48	8.68%	0.75%	0.83%	2.17%	2.09%	85%	$192,608
2011	$10.27	0.26	0.44	0.70	(0.21)	(0.11)	(0.32)	$10.65	6.93%	0.74%	0.83%	2.41%	2.32%	58%	$181,430
B Class
2015(3)	$9.79	0.10	(0.21)	(0.11)	—	—	—	$9.68	(1.12)%	1.57%(4)	1.57%(4)	1.96%(4)	1.96%(4)	23%	$1,702
2015	$10.04	(0.03)	(0.19)	(0.22)	(0.03)	—	(0.03)	$9.79	(2.18)%	1.57%	1.57%	(0.65)%	(0.65)%	56%	$2,051
2014	$10.44	(0.01)	(0.37)	(0.38)	—	(0.02)	(0.02)	$10.04	(3.61)%	1.57%	1.57%	(0.41)%	(0.41)%	65%	$3,302
2013	$10.39	—(5)	0.10	0.10	(0.03)	(0.02)	(0.05)	$10.44	0.97%	1.55%	1.57%	(0.28)%	(0.30)%	55%	$4,809
2012	$10.58	0.17	0.64	0.81	(0.26)	(0.74)	(1.00)	$10.39	7.80%	1.50%	1.58%	1.42%	1.34%	85%	$5,760
2011	$10.20	0.18	0.44	0.62	(0.13)	(0.11)	(0.24)	$10.58	6.17%	1.49%	1.58%	1.66%	1.57%	58%	$6,565
C Class
2015(3)	$9.80	0.10	(0.21)	(0.11)	—	—	—	$9.69	(1.12)%	1.57%(4)	1.57%(4)	1.96%(4)	1.96%(4)	23%	$35,123
2015	$10.05	(0.03)	(0.19)	(0.22)	(0.03)	—	(0.03)	$9.80	(2.18)%	1.57%	1.57%	(0.65)%	(0.65)%	56%	$40,247
2014	$10.45	—(5)	(0.38)	(0.38)	—	(0.02)	(0.02)	$10.05	(3.61)%	1.57%	1.57%	(0.41)%	(0.41)%	65%	$61,043
2013	$10.40	—(5)	0.10	0.10	(0.03)	(0.02)	(0.05)	$10.45	0.97%	1.55%	1.57%	(0.28)%	(0.30)%	55%	$99,271
2012	$10.59	0.17	0.64	0.81	(0.26)	(0.74)	(1.00)	$10.40	7.79%	1.50%	1.58%	1.42%	1.34%	85%	$113,858
2011	$10.21	0.17	0.45	0.62	(0.13)	(0.11)	(0.24)	$10.59	6.16%	1.49%	1.58%	1.66%	1.57%	58%	$120,461

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$10.21	0.12	(0.21)	(0.09)	—	—	—	$10.12	(0.88)%	1.07%(4)	1.07%(4)	2.46%(4)	2.46%(4)	23%	$19,749
2015	$10.44	0.01	(0.18)	(0.17)	(0.06)	—	(0.06)	$10.21	(1.63)%	1.07%	1.07%	(0.15)%	(0.15)%	56%	$17,466
2014	$10.80	0.04	(0.38)	(0.34)	—	(0.02)	(0.02)	$10.44	(3.12)%	1.07%	1.07%	0.09%	0.09%	65%	$24,206
2013	$10.75	0.05	0.10	0.15	(0.08)	(0.02)	(0.10)	$10.80	1.43%	1.05%	1.07%	0.22%	0.20%	55%	$30,191
2012	$10.90	0.17	0.72	0.89	(0.30)	(0.74)	(1.04)	$10.75	8.35%	1.00%	1.08%	1.92%	1.84%	85%	$34,969
2011	$10.51	0.24	0.45	0.69	(0.19)	(0.11)	(0.30)	$10.90	6.60%	0.99%	1.08%	2.16%	2.07%	58%	$20,563
R6 Class
2015(3)	$10.11	0.16	(0.21)	(0.05)	—	—	—	$10.06	(0.49)%	0.32%(4)	0.32%(4)	3.21%(4)	3.21%(4)	23%	$161,936
2015	$10.36	(0.07)(6)	(0.03)	(0.10)	(0.15)	—	(0.15)	$10.11	(0.94)%	0.32%	0.32%	0.60%	0.60%	56%	$13,937
2014(7)	$10.37	(0.02)	0.03	0.01	—	(0.02)	(0.02)	$10.36	0.13%	0.32%(4)	0.32%(4)	(0.27)%(4)	(0.27)%(4)	65%(8)	$3,064

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Per-share amount was affected by certain income adjustments and timing of capital share transactions.

(7)	July 26, 2013 (commencement of sale) through March 31, 2014.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

28

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

29

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular

30

meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

31

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

32

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

33

Notes

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87390 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Short Duration Strategic Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ASDVX	-1.65%(2)	-1.35%(2)	-1.54%(2)	7/28/14
Barclays U.S. 1-3 Year Government/Credit Bond Index	—	0.43%	1.19%	1.09%	—
Institutional Class	ASDJX	-1.55%(2)	-1.15%(2)	-1.34%(2)	7/28/14
A Class	ASADX				7/28/14
No sales charge*		-1.78%(2)	-1.59%(2)	-1.79%(2)
With sales charge*		-3.94%(2)	-3.83%(2)	-3.67%(2)
C Class	ASCDX				7/28/14
No sales charge*		-2.15%(2)	-2.33%(2)	-2.52%(2)
With sales charge*		-3.12%(2)	-2.33%(2)	-2.52%(2)
R Class	ASDRX	-1.90%(2)	-1.84%(2)	-2.03%(2)	7/28/14
R6 Class	ASXDX	-1.53%(2)	-1.10%(2)	-1.30%(2)	7/28/14
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.80%	0.60%	1.05%	1.80%	1.30%	0.55%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2015
Portfolio at a Glance
Average Duration (effective)	1.1 years
Weighted Average Life	3.9 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	58.8%
Collateralized Mortgage Obligations	11.2%
Commercial Mortgage-Backed Securities	8.1%
Mutual Funds	7.6%
Asset-Backed Securities	7.3%
Municipal Securities	0.8%
Temporary Cash Investments	4.5%
Other Assets and Liabilities	1.7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1)4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$983.50	$2.98	0.60%
Investor Class (before waiver)	$1,000	$983.50(2)	$3.72	0.75%
Institutional Class (after waiver)	$1,000	$984.50	$1.98	0.40%
Institutional Class (before waiver)	$1,000	$984.50(2)	$2.73	0.55%
A Class (after waiver)	$1,000	$982.20	$4.21	0.85%
A Class (before waiver)	$1,000	$982.20(2)	$4.96	1.00%
C Class (after waiver)	$1,000	$978.50	$7.91	1.60%
C Class (before waiver)	$1,000	$978.50(2)	$8.66	1.75%
R Class (after waiver)	$1,000	$981.00	$5.45	1.10%
R Class (before waiver)	$1,000	$981.00(2)	$6.19	1.25%
R6 Class (after waiver)	$1,000	$984.70	$1.74	0.35%
R6 Class (before waiver)	$1,000	$984.70(2)	$2.48	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.00	$3.03	0.60%
Investor Class (before waiver)	$1,000	$1,021.25	$3.79	0.75%
Institutional Class (after waiver)	$1,000	$1,023.00	$2.02	0.40%
Institutional Class (before waiver)	$1,000	$1,022.25	$2.78	0.55%
A Class (after waiver)	$1,000	$1,020.75	$4.29	0.85%
A Class (before waiver)	$1,000	$1,020.00	$5.05	1.00%
C Class (after waiver)	$1,000	$1,017.00	$8.07	1.60%
C Class (before waiver)	$1,000	$1,016.25	$8.82	1.75%
R Class (after waiver)	$1,000	$1,019.50	$5.55	1.10%
R Class (before waiver)	$1,000	$1,018.75	$6.31	1.25%
R6 Class (after waiver)	$1,000	$1,023.25	$1.77	0.35%
R6 Class (before waiver)	$1,000	$1,022.50	$2.53	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

		Principal Amount	Value
CORPORATE BONDS — 58.8%
Aerospace and Defense — 1.3%
L-3 Communications Corp., 3.95%, 11/15/16		$350,000	$358,944
Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The), 6.50%, 3/1/21		125,000	131,406
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		25,000	26,656
Tenneco, Inc., 6.875%, 12/15/20		100,000	104,000
			262,062
Automobiles — 2.3%
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		250,000	249,286
General Motors Financial Co., Inc., 3.25%, 5/15/18		250,000	252,358
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		125,000	123,281
			624,925
Banks — 11.4%
Akbank TAS, 3.875%, 10/24/17		65,000	65,167
Banco do Brasil SA, 3.875%, 1/23/17		65,000	64,431
Bank of America Corp., 5.75%, 8/15/16		350,000	362,630
Barclays Bank plc, 6.05%, 12/4/17(1)		300,000	324,766
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		130,000	131,463
Capital One N.A., 2.35%, 8/17/18		250,000	250,883
Citigroup, Inc., 5.50%, 2/15/17		350,000	368,606
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	110,000	137,324
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	150,000	182,565
Corpbanca SA, 3.125%, 1/15/18		$65,000	64,853
Grupo Aval Ltd., 5.25%, 2/1/17		65,000	66,300
HBOS plc, MTN, 6.75%, 5/21/18(1)		300,000	331,427
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	150,000	194,345
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		$65,000	68,261
Intesa Sanpaolo SpA, 3.875%, 1/16/18		300,000	309,227
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	100,000	124,674
			3,046,922
Capital Markets — 1.4%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		$65,000	66,559
Jefferies Group, LLC, 5.125%, 4/13/18		300,000	315,317
			381,876
Chemicals — 0.4%
INEOS Group Holdings SA, 6.125%, 8/15/18(1)		125,000	118,281
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 5.25%, 8/1/20		125,000	128,125
Consumer Finance — 0.9%
Discover Bank, 2.00%, 2/21/18		250,000	248,681

7

		Principal Amount	Value
Diversified Financial Services — 3.4%
Ally Financial, Inc., 5.50%, 2/15/17		$25,000	$25,688
Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17		350,000	380,755
Morgan Stanley, MTN, 5.95%, 12/28/17		350,000	381,536
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	80,000	109,335
			897,314
Diversified Telecommunication Services — 2.2%
Telecom Italia SpA, MTN, 4.50%, 9/20/17	EUR	100,000	119,007
Telefonica Emisiones SAU, 3.99%, 2/16/16		$350,000	353,680
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	100,000	117,958
			590,645
Energy Equipment and Services — 1.7%
Basic Energy Services, Inc., 7.75%, 10/15/22		$125,000	59,062
Nabors Industries, Inc., 6.15%, 2/15/18		200,000	210,769
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)		125,000	85,625
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)		125,000	101,875
			457,331
Food Products — 1.0%
Aramark Services, Inc., 5.75%, 3/15/20		125,000	129,981
Post Holdings, Inc., 7.375%, 2/15/22		125,000	127,656
			257,637
Gas Utilities — 4.1%
Enterprise Products Operating LLC, VRN, 8.375%, 8/1/16		200,000	197,250
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		120,000	128,554
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)		125,000	125,625
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)		125,000	123,438
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(1)		250,000	239,375
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)		100,000	98,500
TransCanada PipeLines Ltd., VRN, 6.35%, 5/15/17		200,000	169,250
			1,081,992
Health Care Equipment and Supplies — 0.8%
Alere, Inc., 7.25%, 7/1/18		75,000	78,281
Mallinckrodt International Finance SA, 3.50%, 4/15/18		125,000	121,875
			200,156
Hotels, Restaurants and Leisure — 1.0%
Boyd Gaming Corp., 9.00%, 7/1/20		125,000	133,462
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21		125,000	129,688
			263,150
Household Durables — 0.9%
TRI Pointe Holdings, Inc., 4.375%, 6/15/19		100,000	98,500
William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	134,687
			233,187
Household Products — 0.5%
Spectrum Brands, Inc., 6.625%, 11/15/22		125,000	132,813

8

	Principal Amount	Value
Industrial Conglomerates — 1.0%
HD Supply, Inc., 7.50%, 7/15/20	$125,000	$130,625
HD Supply, Inc., 11.50%, 7/15/20	125,000	141,875
		272,500
IT Services — 1.7%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	320,000	317,477
First Data Corp., PIK, 8.75%, 1/15/22(1)	125,000	130,938
		448,415
Machinery — 0.5%
Terex Corp., 6.00%, 5/15/21	125,000	121,563
Media — 2.5%
Embarq Corp., 7.08%, 6/1/16	280,000	288,279
Gray Television, Inc., 7.50%, 10/1/20	125,000	128,594
Lamar Media Corp., 5.875%, 2/1/22	125,000	130,469
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	125,000	129,219
		676,561
Metals and Mining — 2.1%
Freeport-McMoRan, Inc., 2.30%, 11/14/17	140,000	126,575
Glencore Funding LLC, 1.70%, 5/27/16(1)	350,000	332,551
United States Steel Corp., 7.00%, 2/1/18	125,000	112,813
		571,939
Multi-Utilities — 3.6%
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	420,000	378,525
GenOn Energy, Inc., 7.875%, 6/15/17	125,000	117,812
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	320,000	317,600
NRG Energy, Inc., 7.625%, 1/15/18	125,000	131,875
		945,812
Oil, Gas and Consumable Fuels — 3.4%
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.75%, 2/1/22	300,000	264,075
Linn Energy LLC / Linn Energy Finance Corp., 6.25%, 11/1/19	125,000	33,750
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	125,000	128,500
Petrobras Global Finance BV, 3.50%, 2/6/17	300,000	267,375
Petrobras Global Finance BV, 3.25%, 3/17/17	65,000	57,525
Sabine Pass LNG LP, 7.50%, 11/30/16(1)	125,000	128,437
SandRidge Energy, Inc., 7.50%, 3/15/21	60,000	13,500
		893,162
Paper and Forest Products — 0.5%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	125,000	131,875
Pharmaceuticals — 4.9%
Actavis Funding SCS, 2.35%, 3/12/18	180,000	180,823
Actavis, Inc., 1.875%, 10/1/17	320,000	319,367
Endo Finance LLC / Endo Finco, Inc., 7.25%, 12/15/20(1)	125,000	130,000
Mylan, Inc., 1.80%, 6/24/16	350,000	349,421
Perrigo Co. plc, 1.30%, 11/8/16	200,000	198,548
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	125,000	126,563
		1,304,722

9

	Principal Amount	Value
Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp., 4.50%, 1/15/18	$311,000	$327,355
Specialty Retail — 1.6%
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	125,000	130,937
Staples, Inc., 2.75%, 1/12/18	300,000	303,019
		433,956
Technology Hardware, Storage and Peripherals — 1.0%
Seagate HDD Cayman, 3.75%, 11/15/18	250,000	255,966
TOTAL CORPORATE BONDS (Cost $16,636,550)		15,667,867
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 11.2%
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 10/1/15	79,643	79,646
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.77%, 10/1/15	199,879	193,672
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 10/1/15	62,380	62,039
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 10/1/15	173,489	171,764
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.56%, 10/1/15	116,243	103,720
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 10/1/15	245,791	248,723
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.44%, 10/1/15	176,093	176,509
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 10/26/15	192,882	186,437
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 10/1/15	38,787	38,627
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.65%, 10/1/15	14,818	14,866
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.75%, 10/1/15	145,346	146,537
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.72%, 10/1/15	72,708	74,721
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.68%, 10/1/15	207,514	213,902
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/15	112,949	114,103
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 10/1/15	37,767	38,290
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.69%, 10/1/15	125,848	123,928
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.61%, 10/1/15	172,737	163,701
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 10/1/15	70,290	65,381
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.73%, 10/1/15	162,792	155,412
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.59%, 10/1/15	359,046	348,199
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 10/1/15	174,153	164,889

10

	Principal Amount/Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	$84,714	$87,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,956,663)		2,972,696
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 8.1%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.11%, 10/15/15(1)	250,000	248,454
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(1)	75,000	78,194
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.16%, 10/15/15(1)	175,000	172,938
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 10/1/15	260,000	285,606
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/1/15	75,000	79,416
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	75,000	80,002
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/1/15	125,000	131,741
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(1)	150,000	153,336
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/15	250,000	259,334
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 10/1/15	190,000	201,448
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.61%, 10/15/15(1)	75,000	74,515
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.16%, 10/15/15(1)	175,000	173,829
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/15(1)	200,000	204,597
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,135,027)		2,143,410
MUTUAL FUNDS(3) — 7.6%
Emerging Markets Debt Fund R6 Class (Cost $2,117,726)	212,034	2,033,404
ASSET-BACKED SECURITIES(2) — 7.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	$200,000	207,528
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 1.70%, 10/13/15(1)	200,000	198,664
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	91,901	92,675
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	144,687	143,071
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.40%, 10/17/15(1)	145,487	144,208
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	246,612	248,522
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	199,935	200,378
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(1)	49,984	50,279
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	157,333	157,472
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	135,550	134,628

11

	Principal Amount/Shares	Value
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	$51,143	$51,316
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	36,957	37,178
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	286,000	286,087
TOTAL ASSET-BACKED SECURITIES (Cost $1,956,271)		1,952,006
MUNICIPAL SECURITIES — 0.8%
Illinois GO, 4.35%, 6/1/18 (Cost $207,878)	200,000	205,576
TEMPORARY CASH INVESTMENTS — 4.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/25, valued at $891,644), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $873,000)		873,000
SSgA U.S. Government Money Market Fund, Class N	326,897	326,897
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,199,897)		1,199,897
TOTAL INVESTMENT SECURITIES — 98.3% (Cost $27,210,012)		26,174,856
OTHER ASSETS AND LIABILITIES — 1.7%		464,337
TOTAL NET ASSETS — 100.0%		$26,639,193

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	160,093	CAD	212,185	Barclays Bank plc	10/21/15	$1,109
USD	1,333,065	EUR	1,190,375	Barclays Bank plc	10/21/15	2,566
HUF	29,290,590	USD	104,491	Barclays Bank plc	10/21/15	(114)
USD	132,453	JPY	15,869,996	UBS AG	10/21/15	135
PLN	374,363	USD	98,955	Barclays Bank plc	10/21/15	(501)
						$3,195

FUTURES CONTRACTS
	Contracts Sold	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
33	U.S. Treasury 10-Year Notes	December 2015	$4,248,234	$(38,746)

12

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Bank of America N.A./ Camden Property Trust	$125,000	Buy	1.00%	12/20/19	$(749)	$939	$190
Bank of America N.A./ Brazilian Government International Bond	275,000	Sell	1.00%	9/20/20	(22,425)	(21,158)	(43,583)
Barclays Bank plc/ AES Corp. (The)	125,000	Sell	5.00%	9/20/17	9,228	313	9,541
Barclays Bank plc/ Boyd Gaming Corp.	125,000	Sell	5.00%	9/20/16	4,782	543	5,325
Barclays Bank plc/ Calpine Corp.	125,000	Sell	5.00%	9/20/17	7,541	(1,245)	6,296
Barclays Bank plc/ Dominion Resources, Inc.	125,000	Buy	1.00%	6/20/20	(3,603)	243	(3,360)
Barclays Bank plc/ NRG Energy, Inc.	125,000	Sell	5.00%	9/20/17	8,573	(1,091)	7,482
Barclays Bank plc/ Parker Drilling Co.	125,000	Sell	5.00%	9/20/17	8,055	(9,702)	(1,647)
Barclays Bank plc/ Procter & Gamble Co. (The)	125,000	Buy	1.00%	6/20/20	(4,787)	466	(4,321)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	125,000	Buy	1.00%	9/20/19	(1,274)	695	(579)
Deutsche Bank AG/ International Business Machines Corp.	125,000	Buy	1.00%	9/20/19	(2,675)	(576)	(3,251)
Deutsche Bank AG/ Realogy Group LLC	125,000	Sell	5.00%	9/20/16	4,502	568	5,070
Goldman Sachs & Co./ Kellogg Co.	125,000	Buy	1.00%	12/20/19	(1,913)	(393)	(2,306)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	125,000	Buy	1.00%	6/20/20	3,680	1,863	5,543
Goldman Sachs & Co./ Starwood Hotels & Resorts	125,000	Buy	1.00%	6/20/20	(1,180)	177	(1,003)
Morgan Stanley & Co./ D.R. Horton, Inc.	125,000	Sell	1.00%	6/20/20	(2,726)	(38)	(2,764)
Morgan Stanley & Co./ Frontier Communications Corp.	125,000	Sell	5.00%	9/20/17	8,808	(2,944)	5,864
Morgan Stanley & Co./ HCA, Inc.	125,000	Sell	5.00%	9/20/17	9,625	787	10,412

13

Counterparty/ Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Morgan Stanley & Co./ Hertz Corp. (The)	$125,000	Sell	5.00%	9/20/17	$9,546	$60	$9,606
Morgan Stanley & Co./ International Lease Finance Corp.	125,000	Sell	5.00%	9/20/17	8,939	(199)	8,740
Morgan Stanley & Co./ J.C. Penney Co., Inc.	125,000	Sell	5.00%	6/20/16	2,492	840	3,332
Morgan Stanley & Co./ Lennar Corp.	125,000	Sell	5.00%	6/20/20	16,561	113	16,674
Morgan Stanley & Co./ Mondelez International, Inc.	125,000	Buy	1.00%	9/20/19	(2,675)	(544)	(3,219)
Morgan Stanley & Co./ PepsiCo, Inc.	125,000	Buy	1.00%	9/20/19	(2,920)	(548)	(3,468)
Morgan Stanley & Co./ Rite Aid Corp.	125,000	Sell	5.00%	9/20/16	5,149	434	5,583
					$60,554	$(30,397)	$30,157

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**The quoted market prices and resulting value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
GO	-	General Obligation
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
MTN	-	Medium Term Note
PIK	-	Payment in Kind
PLN	-	Polish Zloty
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $5,841,889, which represented 21.9% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $25,092,286)	$24,141,452
Investment securities - affiliated, at value (cost of $2,117,726)	2,033,404
Total investment securities, at value (cost of $27,210,012)	26,174,856
Foreign currency holdings, at value (cost of $146,086)	146,212
Deposits with broker for futures contracts	44,550
Receivable for capital shares sold	21,100
Receivable for variation margin on futures contracts	2,578
Unrealized appreciation on forward foreign currency exchange contracts	3,810
Swap agreements, at value (including net premiums paid (received) of $98,677)	99,658
Interest and distributions receivable	237,720
26,730,484

Liabilities
Payable for investments purchased	5,845
Payable for capital shares redeemed	235
Unrealized depreciation on forward foreign currency exchange contracts	615
Swap agreements, at value (including net premiums paid (received) of $(38,123))	69,501
Accrued management fees	11,717
Distribution and service fees payable	3,311
Dividends payable	67
91,291

Net Assets	$26,639,193

Net Assets Consist of:
Capital paid in	$28,095,696
Undistributed net investment income	99,554
Accumulated net realized loss	(455,050)
Net unrealized depreciation	(1,101,007)
$26,639,193

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$7,005,122	740,998	$9.45
Institutional Class	$6,696,552	708,309	$9.45
A Class	$9,864,164	1,043,382	$9.45*
C Class	$1,111,076	117,521	$9.45
R Class	$977,039	103,342	$9.45
R6 Class	$985,240	104,210	$9.45
*Maximum offering price $9.67 (net asset value divided by 0.9775).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$395,671
Income distributions from affiliated funds	38,353
434,024

Expenses:
Management fees	89,721
Distribution and service fees:
A Class	10,331
C Class	5,377
R Class	2,494
Trustees' fees and expenses	618
Other expenses	289
108,830
Fees waived	(19,303)
89,527

Net investment income (loss)	344,497

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(205,287)
Futures contract transactions	(39,082)
Swap agreement transactions	13,029
Foreign currency transactions	22,141
(209,199)

Change in net unrealized appreciation (depreciation) on:
Investments	(478,475)
Futures contracts	4,496
Swap agreements	(25,621)
Translation of assets and liabilities in foreign currencies	(66,190)
(565,790)

Net realized and unrealized gain (loss)	(774,989)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(430,492)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND PERIOD ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015(1)
Operations
Net investment income (loss)	$344,497	$487,486
Net realized gain (loss)	(209,199)	13,146
Change in net unrealized appreciation (depreciation)	(565,790)	(535,217)
Net increase (decrease) in net assets resulting from operations	(430,492)	(34,585)

Distributions to Shareholders
From net investment income:
Investor Class	(116,564)	(221,175)
Institutional Class	(111,060)	(181,645)
A Class	(109,397)	(159,463)
C Class	(10,217)	(16,801)
R Class	(11,979)	(20,152)
R6 Class	(15,822)	(25,221)
Decrease in net assets from distributions	(375,039)	(624,457)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(28,964)	28,132,730

Net increase (decrease) in net assets	(834,495)	27,473,688

Net Assets
Beginning of period	27,473,688	—
End of period	$26,639,193	$27,473,688

Undistributed net investment income	$99,554	$130,096

(1)	July 28, 2014 (fund inception) through March 31, 2015.

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on July 28, 2014, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

18

with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

19

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 83% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.74% for the Investor Class, A Class, C Class and R Class, 0.54% for the Institutional Class and 0.49% for the R6 Class. However, the investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. During the six months ended September 30, 2015, the investment advisor voluntarily agreed to waive an additional 0.09% of the fund's management fee. This waiver is expected to continue until July 31, 2016 and cannot be terminated without the approval of the Board of Trustees. The total amount of the waivers for each class for the six months ended September 30, 2015 was $5,833, $5,212, $6,018, $783, $726 and $731 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee after waiver for each class for the six months ended September 30, 2015 was 0.59% for the Investor Class, A Class, C Class and R Class, 0.39% for the Institutional Class and 0.34% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

20

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2015 were $2,197,064 and $3,041,703, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Period ended March 31, 2015(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	156,855	$1,529,103	1,068,278	$10,647,267
Issued in reinvestment of distributions	11,959	115,764	22,409	219,492
Redeemed	(440,773)	(4,304,266)	(77,730)	(763,811)
	(271,959)	(2,659,399)	1,012,957	10,102,948
Institutional Class
Sold	—	—	730,000	7,300,000
Issued in reinvestment of distributions	11,483	111,060	18,532	181,645
Redeemed	(51,706)	(500,000)	—	—
	(40,223)	(388,940)	748,532	7,481,645
A Class
Sold	287,405	2,770,657	730,973	7,309,487
Issued in reinvestment of distributions	11,329	109,397	16,275	159,463
Redeemed	(2,600)	(24,861)	—	—
	296,134	2,855,193	747,248	7,468,950
C Class
Sold	13,007	125,737	102,207	1,021,556
Issued in reinvestment of distributions	1,057	10,217	1,716	16,801
Redeemed	(2)	(17)	(464)	(4,543)
	14,062	135,937	103,459	1,033,814
R Class
Sold	46	444	100,000	1,000,000
Issued in reinvestment of distributions	1,239	11,979	2,057	20,152
	1,285	12,423	102,057	1,020,152
R6 Class
Sold	—	—	100,000	1,000,000
Issued in reinvestment of distributions	1,637	15,822	2,573	25,221
	1,637	15,822	102,573	1,025,221
Net increase (decrease)	936	$(28,964)	2,816,826	$28,132,730

(1)	July 28, 2014 (fund inception) through March 31, 2015.

21

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the six months ended September 30, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	$2,058,513	$38,368	—	—	$38,353	$2,033,404

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

22

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$15,667,867	—
Collateralized Mortgage Obligations	—	2,972,696	—
Commercial Mortgage-Backed Securities	—	2,143,410	—
Mutual Funds	$2,033,404	—	—
Asset-Backed Securities	—	1,952,006	—
Municipal Securities	—	205,576	—
Temporary Cash Investments	326,897	873,000	—
	$2,360,301	$23,814,555	—
Other Financial Instruments
Swap Agreements	—	$8,041	—
Forward Foreign Currency Exchange Contracts	—	3,810	—
	—	$11,851	—

Liabilities
Other Financial Instruments
Futures Contracts	$(38,746)	—	—
Swap Agreements	—	$(38,438)	—
Forward Foreign Currency Exchange Contracts	—	(615)	—
	$(38,746)	$(39,053)	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $3,670,833.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign

23

currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $3,672,982.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 33 contracts.

Value of Derivative Instruments as of September 30, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$99,658	Swap agreements	$69,501
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	3,810	Unrealized depreciation on forward foreign currency exchange contracts	615
Interest Rate Risk	Receivable for variation margin on futures contracts*	2,578	Payable for variation margin on futures contracts*	—
		$106,046		$70,116

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$13,029	Change in net unrealized appreciation (depreciation) on swap agreements	$(25,621)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	19,861	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(69,830)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(39,082)	Change in net unrealized appreciation (depreciation) on futures contracts	4,496
		$(6,192)		$(90,955)

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9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,210,012
Gross tax appreciation of investments	$58,877
Gross tax depreciation of investments	(1,094,033)
Net tax appreciation (depreciation) of investments	$(1,035,156)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(120,570) and accumulated long-term capital losses of $(92,718), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

25

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$9.75	0.13	(0.29)	(0.16)	(0.14)	$9.45	(1.65)%	0.60%(4)	0.75%(4)	2.68%(4)	2.53%(4)	9%	$7,005
2015(5)	$10.00	0.18	(0.20)	(0.02)	(0.23)	$9.75	(0.16)%	0.61%(4)	0.75%(4)	2.78%(4)	2.64%(4)	18%	$9,879
Institutional Class
2015(3)	$9.75	0.14	(0.29)	(0.15)	(0.15)	$9.45	(1.55)%	0.40%(4)	0.55%(4)	2.88%(4)	2.73%(4)	9%	$6,697
2015(5)	$10.00	0.20	(0.20)	—	(0.25)	$9.75	(0.02)%	0.41%(4)	0.55%(4)	2.98%(4)	2.84%(4)	18%	$7,301
A Class
2015(3)	$9.75	0.12	(0.29)	(0.17)	(0.13)	$9.45	(1.78)%	0.85%(4)	1.00%(4)	2.43%(4)	2.28%(4)	9%	$9,864
2015(5)	$10.00	0.17	(0.20)	(0.03)	(0.22)	$9.75	(0.33)%	0.86%(4)	1.00%(4)	2.53%(4)	2.39%(4)	18%	$7,288
C Class
2015(3)	$9.75	0.08	(0.29)	(0.21)	(0.09)	$9.45	(2.15)%	1.60%(4)	1.75%(4)	1.68%(4)	1.53%(4)	9%	$1,111
2015(5)	$10.00	0.12	(0.20)	(0.08)	(0.17)	$9.75	(0.83)%	1.61%(4)	1.75%(4)	1.78%(4)	1.64%(4)	18%	$1,009
R Class
2015(3)	$9.75	0.11	(0.29)	(0.18)	(0.12)	$9.45	(1.90)%	1.10%(4)	1.25%(4)	2.18%(4)	2.03%(4)	9%	$977
2015(5)	$10.00	0.15	(0.20)	(0.05)	(0.20)	$9.75	(0.49)%	1.11%(4)	1.25%(4)	2.28%(4)	2.14%(4)	18%	$995
R6 Class
2015(3)	$9.75	0.14	(0.29)	(0.15)	(0.15)	$9.45	(1.53)%	0.35%(4)	0.50%(4)	2.93%(4)	2.78%(4)	9%	$985
2015(5)	$10.00	0.20	(0.20)	—	(0.25)	$9.75	0.01%	0.36%(4)	0.50%(4)	3.03%(4)	2.89%(4)	18%	$1,000
26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2015 (unaudited).

(4)	Annualized.

(5)	July 28, 2014 (fund inception) through March 31, 2015.
See Notes to Financial Statements.

27

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund had less than one year of performance history at the time of the Board's review. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational

29

efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

30

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

31

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87394 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Short Duration Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACSNX	0.23%	1.20%	1.16%	2.93%	11/30/06
Barclays U.S. 1-3 Year Government/Credit Bond Index	—	0.43%	1.19%	1.04%	2.67%	—
Institutional Class	ACSUX	0.33%	1.41%	1.36%	3.13%	11/30/06
A Class	ACSQX					11/30/06
No sales charge*		0.11%	0.95%	0.90%	2.67%
With sales charge*		-2.17%	-1.34%	0.45%	2.41%
C Class	ACSKX					11/30/06
No sales charge*		-0.37%	0.20%	0.15%	1.91%
With sales charge*		-1.36%	0.20%	0.15%	1.91%
R Class	ACSPX	-0.12%	0.60%	0.65%	2.42%	11/30/06

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.60%	0.40%	0.85%	1.60%	1.10%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2015
Portfolio at a Glance
Average Duration (effective)	1.8 years
Weighted Average Life	2.1 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	49.3%
U.S. Treasury Securities	21.2%
Collateralized Mortgage Obligations	11.3%
Asset-Backed Securities	6.3%
Commercial Mortgage-Backed Securities	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.9%
Sovereign Governments and Agencies	0.1%
Temporary Cash Investments	4.6%
Other Assets and Liabilities	(1.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1)4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,002.30	$3.00	0.60%
Institutional Class	$1,000	$1,003.30	$2.00	0.40%
A Class	$1,000	$1,001.10	$4.25	0.85%
C Class	$1,000	$996.30	$7.99	1.60%
R Class	$1,000	$998.80	$5.50	1.10%
Hypothetical
Investor Class	$1,000	$1,022.00	$3.03	0.60%
Institutional Class	$1,000	$1,023.00	$2.02	0.40%
A Class	$1,000	$1,020.75	$4.29	0.85%
C Class	$1,000	$1,017.00	$8.07	1.60%
R Class	$1,000	$1,019.50	$5.55	1.10%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 49.3%
Aerospace and Defense — 0.4%
L-3 Communications Corp., 3.95%, 11/15/16	$1,500,000	$1,538,332
Automobiles — 1.8%
Daimler Finance North America LLC, 1.25%, 1/11/16(1)	1,000,000	1,001,179
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	500,000	477,500
Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,000,000	1,004,767
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	1,000,000	997,144
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	1,000,000	997,804
General Motors Co., 3.50%, 10/2/18	990,000	1,000,464
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,080,000	1,090,186
		6,569,044
Banks — 10.4%
Akbank TAS, 3.875%, 10/24/17	1,000,000	1,002,573
Banco do Brasil SA, 3.875%, 1/23/17	1,000,000	991,250
Bank of America Corp., 3.75%, 7/12/16	1,500,000	1,530,178
Bank of America Corp., 5.75%, 8/15/16	1,500,000	1,554,129
Bank of America N.A., 5.30%, 3/15/17	3,000,000	3,152,130
Barclays Bank plc, 5.00%, 9/22/16	1,000,000	1,037,635
Barclays Bank plc, 6.05%, 12/4/17(1)	1,000,000	1,082,553
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	2,000,000	2,022,500
Capital One Financial Corp, 3.15%, 7/15/16	1,500,000	1,524,704
Capital One N.A., 1.65%, 2/5/18	1,000,000	993,191
Capital One N.A., 2.35%, 8/17/18	1,000,000	1,003,530
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	1,080,000	1,115,482
Citigroup, Inc., 5.50%, 2/15/17	1,500,000	1,579,738
Citigroup, Inc., 1.85%, 11/24/17	3,000,000	3,012,789
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	500,000	500,163
Corpbanca SA, 3.125%, 1/15/18	1,000,000	997,745
Fifth Third Bancorp, 3.625%, 1/25/16	1,000,000	1,008,886
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,235,000	1,250,438
Grupo Aval Ltd., 5.25%, 2/1/17	1,000,000	1,020,000
HBOS plc, MTN, 6.75%, 5/21/18(1)	1,300,000	1,436,185
HSBC Bank plc, 3.10%, 5/24/16(1)	1,000,000	1,014,845
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	1,000,000	1,050,167
Intesa Sanpaolo SpA, 2.375%, 1/13/17	500,000	501,898
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,525,565
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	500,000	516,567
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	1,300,000	1,321,675
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	600,000	611,629
Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	1,000,000	1,003,904
Wells Fargo & Co., 2.15%, 1/15/19	2,400,000	2,420,256
		37,782,305

7

	Principal Amount	Value
Biotechnology — 1.4%
AbbVie, Inc., 1.75%, 11/6/17	$1,000,000	$1,003,483
AbbVie, Inc., 1.80%, 5/14/18	1,000,000	997,924
Celgene Corp., 2.125%, 8/15/18	2,000,000	2,017,384
Gilead Sciences, Inc., 1.85%, 9/4/18	1,000,000	1,007,487
		5,026,278
Building Products — 0.2%
Masco Corp., 6.125%, 10/3/16	550,000	573,386
Capital Markets — 1.4%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	3,802,000	4,146,613
DBS Bank Ltd., VRN, 3.625%, 9/21/17	1,000,000	1,023,986
		5,170,599
Chemicals — 0.2%
Hexion, Inc., 8.875%, 2/1/18	900,000	717,570
Commercial Services and Supplies — 0.6%
Republic Services, Inc., 3.80%, 5/15/18	1,000,000	1,050,053
Waste Management, Inc., 2.60%, 9/1/16	1,000,000	1,013,847
		2,063,900
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	300,000	302,262
Consumer Finance — 1.6%
American Express Centurion Bank, 5.95%, 6/12/17	1,000,000	1,074,332
CIT Group, Inc., 5.00%, 5/15/17	600,000	614,625
CIT Group, Inc., 4.25%, 8/15/17	1,800,000	1,827,000
Discover Bank / Greenwood, 2.60%, 11/13/18	1,000,000	1,004,996
HSBC Finance Corp., 5.50%, 1/19/16	1,100,000	1,114,857
		5,635,810
Containers and Packaging — 0.6%
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	2,000,000	2,082,500
Diversified Financial Services — 3.8%
Ally Financial, Inc., 2.75%, 1/30/17	1,000,000	994,890
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)	250,000	260,500
General Electric Capital Corp., MTN, 5.00%, 1/8/16 (LOC: General Electric Co.)	1,000,000	1,011,971
General Electric Capital Corp., MTN, 5.625%, 9/15/17	2,000,000	2,174,048
Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17	2,700,000	2,937,252
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	1,000,000	1,025,894
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	1,000,000	1,005,620
Morgan Stanley, 2.125%, 4/25/18	1,000,000	1,006,330
Morgan Stanley, MTN, 5.95%, 12/28/17	2,000,000	2,180,208
UBS AG, MTN, 5.875%, 7/15/16	1,000,000	1,035,368
		13,632,081
Diversified Telecommunication Services — 3.1%
AT&T, Inc., 2.95%, 5/15/16	1,000,000	1,012,075
British Telecommunications plc, 1.625%, 6/28/16	1,000,000	1,004,186

8

	Principal Amount	Value
CenturyLink, Inc., 6.00%, 4/1/17	$500,000	$515,625
Deutsche Telekom International Finance BV, 3.125%, 4/11/16(1)	1,000,000	1,011,530
Frontier Communications Corp., 8.25%, 4/15/17	1,250,000	1,325,000
Frontier Communications Corp., 8.875%, 9/15/20(1)	500,000	491,250
Telecom Italia Capital SA, 5.25%, 10/1/15	2,000,000	2,000,000
Telefonica Emisiones SAU, 3.99%, 2/16/16	1,000,000	1,010,515
Verizon Communications, Inc., 2.50%, 9/15/16	2,057,000	2,085,750
Windstream Services LLC, 7.875%, 11/1/17	590,000	613,972
		11,069,903
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	518,750
Food and Staples Retailing — 0.5%
CVS Health Corp., 1.20%, 12/5/16	500,000	501,253
CVS Health Corp., 1.90%, 7/20/18	1,000,000	1,007,423
Dollar General Corp., 4.125%, 7/15/17	200,000	206,311
Safeway, Inc., 3.40%, 12/1/16	200,000	199,625
		1,914,612
Food Products — 1.6%
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,000,888
Kraft Heinz Foods Co., 2.00%, 7/2/18(1)	2,000,000	2,004,258
Mondelez International, Inc., 4.125%, 2/9/16	1,865,000	1,885,760
Tyson Foods, Inc., 6.60%, 4/1/16	750,000	770,678
		5,661,584
Gas Utilities — 1.1%
Enterprise Products Operating LLC, 1.65%, 5/7/18	1,000,000	993,873
Kinder Morgan Energy Partners LP, 4.10%, 11/15/15	800,000	802,287
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	1,250,000	1,261,799
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(1)	500,000	478,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 2/1/21	480,000	466,800
		4,003,509
Health Care Equipment and Supplies — 0.8%
Becton Dickinson and Co., 1.80%, 12/15/17	1,000,000	1,004,922
Mallinckrodt International Finance SA, 3.50%, 4/15/18	840,000	819,000
St. Jude Medical, Inc., 2.00%, 9/15/18	1,250,000	1,253,790
		3,077,712
Health Care Providers and Services — 1.9%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,171,000	1,200,275
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	855,000	892,406
HCA, Inc., 3.75%, 3/15/19	1,500,000	1,499,250
Tenet Healthcare Corp., 6.25%, 11/1/18	620,000	663,400
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,000,000	1,000,114
UnitedHealth Group, Inc., 1.45%, 7/17/17	1,000,000	1,004,955
Universal Health Services, Inc., 7.125%, 6/30/16	290,000	299,715
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	508,125
		7,068,240

9

	Principal Amount	Value
Hotels, Restaurants and Leisure — 0.2%
Carnival Corp., 1.20%, 2/5/16	$650,000	$650,748
Household Durables — 1.2%
D.R. Horton, Inc., 3.625%, 2/15/18	1,250,000	1,275,000
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,031,875
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	700,400
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	990,000	975,150
Whirlpool Corp., 1.35%, 3/1/17	500,000	500,261
		4,482,686
Household Products — 0.8%
Jarden Corp., 7.50%, 5/1/17	1,350,000	1,447,875
Spectrum Brands, Inc., 6.375%, 11/15/20	1,250,000	1,328,594
		2,776,469
Industrial Conglomerates — 0.3%
General Electric Co., 5.25%, 12/6/17	987,000	1,069,264
Insurance — 1.4%
American International Group, Inc., MTN, 5.85%, 1/16/18	1,000,000	1,096,170
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	400,000	415,316
Hartford Financial Services Group, Inc. (The), 5.375%, 3/15/17	410,000	433,751
International Lease Finance Corp., 3.875%, 4/15/18	1,000,000	1,000,000
MetLife, Inc., 1.90%, 12/15/17	1,000,000	1,007,460
Travelers Cos., Inc. (The), 5.80%, 5/15/18	1,000,000	1,106,461
		5,059,158
IT Services — 0.4%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	1,500,000	1,488,174
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	600,000	599,878
Marine — 0.3%
DP World Sukuk Ltd., 6.25%, 7/2/17	1,080,000	1,153,692
Media — 1.1%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.40%, 3/15/17	1,000,000	1,013,579
DISH DBS Corp., 7.125%, 2/1/16	600,000	605,250
Embarq Corp., 7.08%, 6/1/16	1,000,000	1,029,570
Time Warner Cable, Inc., 5.85%, 5/1/17	1,250,000	1,323,429
		3,971,828
Metals and Mining — 0.4%
Glencore Funding LLC, 1.70%, 5/27/16(1)	1,000,000	950,146
Steel Dynamics, Inc., 6.125%, 8/15/19	500,000	513,750
		1,463,896
Multi-Utilities — 1.1%
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	500,000	450,625
DPL, Inc., 6.50%, 10/15/16	175,000	176,313
Duke Energy Corp., 1.625%, 8/15/17	1,000,000	1,003,992
GenOn Energy, Inc., 7.875%, 6/15/17	675,000	636,187
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	500,000	496,250
NRG Energy, Inc., 7.625%, 1/15/18	595,000	627,725

10

	Principal Amount	Value
Sempra Energy, 6.50%, 6/1/16	$750,000	$776,460
		4,167,552
Multiline Retail — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	800,000	841,902
Oil, Gas and Consumable Fuels — 2.2%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	300,000	305,250
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	875,000	885,938
Anadarko Petroleum Corp., 5.95%, 9/15/16	400,000	415,784
CNOOC Finance 2013 Ltd., 1.125%, 5/9/16	1,000,000	999,168
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	1,000,000	998,888
Concho Resources, Inc., 7.00%, 1/15/21	1,000,000	1,020,000
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.125%, 6/15/19	650,000	606,125
Marathon Petroleum Corp., 3.50%, 3/1/16	985,000	995,097
Petrobras Global Finance BV, 2.00%, 5/20/16	1,000,000	963,500
Petrobras Global Finance BV, 3.25%, 3/17/17	1,000,000	885,000
		8,074,750
Pharmaceuticals — 1.9%
Actavis Funding SCS, 2.35%, 3/12/18	1,200,000	1,205,485
Baxalta, Inc., 2.00%, 6/22/18(1)	1,000,000	997,724
Mylan, Inc., 1.80%, 6/24/16	1,000,000	998,347
Mylan, Inc., 1.35%, 11/29/16	690,000	685,345
Perrigo Co. plc, 1.30%, 11/8/16	1,500,000	1,489,113
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500,000	509,687
Zoetis, Inc., 1.15%, 2/1/16	1,000,000	1,000,758
		6,886,459
Real Estate Investment Trusts (REITs) — 1.1%
HCP, Inc., 3.75%, 2/1/16	600,000	605,155
HCP, Inc., 6.00%, 1/30/17	900,000	948,773
Hospitality Properties Trust, 5.625%, 3/15/17	1,000,000	1,048,257
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	817,592
Welltower, Inc., 3.625%, 3/15/16	650,000	656,521
		4,076,298
Road and Rail — 0.5%
CSX Corp., 5.60%, 5/1/17	1,000,000	1,068,223
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	620,000	623,855
		1,692,078
Semiconductors and Semiconductor Equipment — 0.5%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	660,000	664,950
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	1,000,000	1,005,000
		1,669,950
Specialty Retail — 0.8%
Hertz Corp. (The), 4.25%, 4/1/18	390,000	389,025
Hertz Corp. (The), 6.75%, 4/15/19	1,160,000	1,183,200
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,335,000	1,391,737
		2,963,962

11

	Principal Amount	Value
Technology Hardware, Storage and Peripherals — 1.4%
Apple, Inc., 0.90%, 5/12/17	$1,000,000	$1,002,156
Dell, Inc., 3.10%, 4/1/16	445,000	445,556
Hewlett Packard Enterprise Co., 2.45%, 10/5/17(1)(2)	2,000,000	1,998,880
Hewlett-Packard Co., 2.65%, 6/1/16	1,500,000	1,522,185
		4,968,777
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20	1,001,000	1,039,789
Tobacco — 0.3%
Reynolds American, Inc., 2.30%, 6/12/18	1,000,000	1,011,483
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, 2.375%, 9/8/16	1,000,000	1,011,170
Sprint Communications, 6.00%, 12/1/16	1,500,000	1,481,250
T-Mobile USA, Inc., 6.46%, 4/28/19	1,500,000	1,530,000
		4,022,420
TOTAL CORPORATE BONDS (Cost $179,798,788)		178,539,590
U.S. TREASURY SECURITIES — 21.2%
U.S. Treasury Bills, 0.22%, 3/31/16(3)	1,000,000	999,621
U.S. Treasury Notes, 0.375%, 11/15/15(4)	1,400,000	1,400,505
U.S. Treasury Notes, 0.50%, 4/30/17	5,200,000	5,196,578
U.S. Treasury Notes, 0.875%, 5/15/17	8,800,000	8,845,487
U.S. Treasury Notes, 0.625%, 6/30/17	8,600,000	8,605,883
U.S. Treasury Notes, 0.50%, 7/31/17	7,300,000	7,287,028
U.S. Treasury Notes, 0.75%, 10/31/17	9,700,000	9,716,170
U.S. Treasury Notes, 1.875%, 10/31/17	2,500,000	2,561,785
U.S. Treasury Notes, 0.875%, 1/31/18	13,000,000	13,036,387
U.S. Treasury Notes, 1.00%, 2/15/18	12,000,000	12,066,636
U.S. Treasury Notes, 1.00%, 3/15/18	7,000,000	7,038,234
TOTAL U.S. TREASURY SECURITIES (Cost $76,578,840)		76,754,314
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 11.3%
Private Sponsor Collateralized Mortgage Obligations — 9.0%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	379,241	392,814
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.67%, 10/1/15	639,580	640,660
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	68,932	68,941
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	217,054	226,712
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	413,677	374,323
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.625%, 10/1/15	282,437	282,606
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 10/1/15	903,515	898,570
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	911,147	954,399
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.26%, 10/1/15	892,958	888,271

12

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 10/1/15	$647,691	$641,252
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	301,576	319,244
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	200,994	210,992
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	7,372	7,269
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 10/1/15	27,088	26,750
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 10/1/15	534,504	513,687
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.56%, 10/1/15	1,025,672	915,178
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.68%, 10/1/15	255,935	255,021
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.55%, 10/1/15	246,462	244,797
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.70%, 10/1/15	886,693	891,599
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	78,159	79,273
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 10/1/15	743,625	708,765
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 10/1/15	517,428	532,523
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	147,856	152,596
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 10/1/15	845,048	831,332
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.48%, 10/1/15	388,615	386,656
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 10/1/15	345,557	345,911
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 10/1/15	662,214	659,475
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.65%, 10/1/15	204,391	205,052
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 2.74%, 10/1/15	720,559	726,780
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.72%, 10/1/15	484,722	498,141
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 10/1/15	797,803	799,730
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	252,940	251,730
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.70%, 10/1/15	503,295	515,644
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.68%, 10/1/15	639,633	659,323
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.68%, 10/1/15	732,404	747,943
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.72%, 10/1/15	36,692	36,350
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.68%, 10/1/15	451,334	460,803

13

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/15	$723,683	$731,076
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	222,099	227,663
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	483,196	471,711
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	58,029	58,213
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	629,417	636,492
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	587,456	594,059
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 5.51%, 10/1/15	973,828	934,366
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.69%, 10/1/15	908,901	895,035
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.74%, 10/1/15	375,766	366,303
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 2.74%, 10/1/15	375,766	366,303
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.74%, 10/1/15	880,334	858,164
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.73%, 10/1/15	352,321	334,190
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.72%, 10/1/15	231,835	217,073
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 10/1/15	180,747	168,123
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.73%, 10/1/15	1,116,290	1,065,678
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.59%, 10/1/15	1,591,229	1,543,153
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.65%, 10/1/15	718,089	710,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 2.66%, 10/1/15	571,622	550,545
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 10/1/15	1,306,144	1,236,669
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	158,860	158,891
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	419,076	416,223
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	284,268	293,483
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	740,558	763,934
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	121,020	125,186
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	307,133	304,840
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	341,927	353,863
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	44,439	45,329
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	784,287	773,936

14

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	$129,147	$136,605
		32,688,942
U.S. Government Agency Collateralized Mortgage Obligations — 2.3%
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	261,367	268,359
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	345,223	353,135
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	194,040	200,057
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,072,662	1,104,355
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	241,403	248,546
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	575,174	592,174
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	626,707	646,830
FNMA, Series 2006-60, Class KF, VRN, 0.49%, 10/25/15	1,333,096	1,338,217
FNMA, Series 2009-33, Class FB, VRN, 1.01%, 10/25/15	1,730,853	1,767,779
FNMA, Series 2009-87, Class HF, VRN, 1.04%, 10/25/15	710,976	726,409
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	11,956	11,952
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	258,034	264,254
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	606,753	606,633
		8,128,700
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,408,291)		40,817,642
ASSET-BACKED SECURITIES(5) — 6.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)	975,000	980,753
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	750,000	759,739
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450,000	466,938
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	680,735
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1 SEQ, 0.90%, 4/15/18	406,193	406,640
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.46%, 10/15/15	1,225,000	1,219,387
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.62%, 10/7/15(1)	1,128,436	1,125,249
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	410,738	410,352
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	1,100,000	1,103,856
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.75%, 10/13/15(1)	613,025	613,121
Hertz Fleet Lease Funding LP, Series 2014-1, Class B, VRN, 0.95%, 10/13/15(1)	1,000,000	1,000,250
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.35%, 10/13/15(1)	1,000,000	1,000,190
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	262,574	264,787
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	922,381	912,914
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	651,092	643,820
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.40%, 10/17/15(1)	1,964,076	1,946,809

15

	Principal Amount	Value
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.41%, 10/17/15(1)	$1,025,000	$1,011,039
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.66%, 10/17/15(1)	637,648	635,310
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	935,069	942,313
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	1,144,628	1,147,166
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	2,242,002	2,243,977
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	658,818	664,222
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	1,577,549	1,566,816
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	591,798	593,794
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	572,837	576,252
TOTAL ASSET-BACKED SECURITIES (Cost $22,930,440)		22,916,429
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 4.4%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, VRN, 1.30%, 10/15/15(1)	1,625,000	1,620,738
BBCMS Trust, Series 2013-TYSN, Class A2 SEQ, 3.76%, 9/5/32(1)	1,000,000	1,068,484
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.16%, 10/15/15(1)	2,775,000	2,742,304
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.01%, 10/15/15(1)	1,675,000	1,664,927
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	925,000	938,760
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	675,000	685,759
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(1)	650,000	664,455
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(1)	2,240,537	2,248,611
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.11%, 10/15/15(1)	1,650,000	1,640,570
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.16%, 10/15/15(1)	1,500,000	1,489,960
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	80,144	80,948
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/15(1)	1,000,000	1,022,983
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,867,175)		15,868,499
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 3.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.9%
FHLMC, VRN, 1.76%, 10/15/15	257,794	264,574
FHLMC, VRN, 1.84%, 10/15/15	607,543	624,924
FHLMC, VRN, 1.97%, 10/15/15	338,016	348,810
FHLMC, VRN, 1.98%, 10/15/15	506,362	522,837
FHLMC, VRN, 2.05%, 10/15/15	1,011,825	1,035,927
FHLMC, VRN, 2.32%, 10/15/15	638,898	649,389
FHLMC, VRN, 2.42%, 10/15/15	192,675	205,440
FHLMC, VRN, 2.45%, 10/15/15	979,224	1,042,198
FHLMC, VRN, 2.53%, 10/15/15	402,322	427,343

16

	Principal Amount	Value
FHLMC, VRN, 2.53%, 10/15/15	$96,628	$102,804
FHLMC, VRN, 2.63%, 10/15/15	413,497	438,795
FHLMC, VRN, 2.64%, 10/15/15	722,271	753,595
FHLMC, VRN, 3.26%, 10/15/15	289,226	306,344
FHLMC, VRN, 3.78%, 10/15/15	794,655	835,843
FHLMC, VRN, 4.04%, 10/15/15	233,659	246,113
FHLMC, VRN, 4.21%, 10/15/15	453,801	479,909
FHLMC, VRN, 4.62%, 10/15/15	221,881	233,832
FHLMC, VRN, 5.13%, 10/15/15	192,596	204,544
FHLMC, VRN, 6.11%, 10/15/15	137,990	146,425
FNMA, VRN, 1.91%, 10/25/15	567,184	597,550
FNMA, VRN, 1.94%, 10/25/15	771,649	802,095
FNMA, VRN, 1.94%, 10/25/15	634,522	665,741
FNMA, VRN, 2.01%, 10/25/15	659,152	690,109
FNMA, VRN, 2.31%, 10/25/15	102,711	108,904
FNMA, VRN, 2.31%, 10/25/15	152,038	162,503
FNMA, VRN, 2.33%, 10/25/15	12,187	12,987
FNMA, VRN, 2.44%, 10/25/15	282,496	300,764
FNMA, VRN, 3.02%, 10/25/15	833,764	870,849
FNMA, VRN, 3.36%, 10/25/15	782,034	823,245
FNMA, VRN, 5.07%, 10/25/15	302,136	322,582
		14,226,975
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	2,483	2,752
FNMA, 5.00%, 7/1/20	29,244	31,219
FNMA, 5.50%, 7/1/36	5,260	5,903
		39,874
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,143,269)		14,266,849
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Brazil — 0.1%
Brazilian Government International Bond, 6.00%, 1/17/17 (Cost $527,480)	500,000	520,750
TEMPORARY CASH INVESTMENTS — 4.6%
Credit Agricole Corporate and Investment Bank, 0.06%, 10/1/15 (LOC: Credit Agricole SA)(3)	9,627,000	9,626,978
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/25, valued at $5,240,275), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $5,136,001)		5,136,000
SSgA U.S. Government Money Market Fund, Class N	1,909,646	1,909,646
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,672,646)		16,672,624
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $366,926,929)		366,356,697
OTHER ASSETS AND LIABILITIES — (1.1)%		(3,920,130)
TOTAL NET ASSETS — 100.0%		$362,436,567

17

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	981,215	USD	679,570	Westpac Group	12/16/15	$6,416
USD	686,036	AUD	981,299	Barclays Bank plc	12/16/15	(9)
USD	741,653	CAD	980,284	Barclays Bank plc	12/16/15	7,317
USD	475,653	CLP	328,485,623	UBS AG	12/16/15	6,980
USD	1,340,673	EUR	1,199,958	JPMorgan Chase Bank N.A.	12/16/15	(1,865)
GBP	476,752	USD	731,792	JPMorgan Chase Bank N.A.	12/16/15	(10,810)
USD	883,701	JPY	106,813,947	Barclays Bank plc	12/16/15	(7,799)
KRW	414,085,000	USD	350,000	Westpac Group	12/16/15	(1,524)
USD	1,068,411	KRW	1,267,049,700	UBS AG	12/16/15	2,117
USD	558,739	NZD	879,011	JPMorgan Chase Bank N.A.	12/16/15	(229)
USD	528,080	NZD	850,000	Westpac Group	12/16/15	(12,440)
SEK	4,754,710	USD	565,566	Deutsche Bank	12/16/15	3,517
USD	722,670	TWD	23,427,500	Westpac Group	12/16/15	14,936
						$6,607

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
305	U.S. Treasury 2-Year Notes	December 2015	$66,804,531	$75,564

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
95	U.S. Treasury 5-Year Notes	December 2015	$11,448,984	$(71,370)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS

Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 24 Index	$4,950,000	Sell	5.00%	6/20/20	4.29%	$(150,398)	$149,141

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

18

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
JPY	-	Japanese Yen
KRW	-	South Korea Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†     Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $55,139,870, which represented 15.2% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	The rate indicated is the yield to maturity at purchase.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $461,810.

(5)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

19

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $366,926,929)	$366,356,697
Receivable for investments sold	135,007
Receivable for capital shares sold	1,463,149
Receivable for variation margin on swap agreements	17,441
Unrealized appreciation on forward foreign currency exchange contracts	41,283
Interest receivable	2,164,809
370,178,386

Liabilities
Payable for investments purchased	6,658,590
Payable for capital shares redeemed	802,566
Payable for variation margin on futures contracts	16,094
Unrealized depreciation on forward foreign currency exchange contracts	34,676
Accrued management fees	164,947
Distribution and service fees payable	29,641
Dividends payable	35,305
7,741,819

Net Assets	$362,436,567

Net Assets Consist of:
Capital paid in	$368,351,797
Distributions in excess of net investment income	(321,332)
Accumulated net realized loss	(4,884,069)
Net unrealized depreciation	(709,829)
$362,436,567

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$216,156,733	21,054,645	$10.27
Institutional Class	$63,088,636	6,145,446	$10.27
A Class	$62,213,710	6,060,295	$10.27*
C Class	$20,240,947	1,970,720	$10.27
R Class	$736,541	71,707	$10.27
*Maximum offering price $10.51 (net asset value divided by 0.9775).

See Notes to Financial Statements.

20

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,399,282

Expenses:
Management fees	989,112
Distribution and service fees:
A Class	75,041
C Class	108,372
R Class	2,259
Trustees' fees and expenses	8,318
Other expenses	227
1,183,329

Net investment income (loss)	2,215,953

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,680,523)
Futures contract transactions	285,342
Swap agreement transactions	41,252
Foreign currency transactions	(224,355)
(1,578,284)

Change in net unrealized appreciation (depreciation) on:
Investments	114,615
Futures contracts	(112,360)
Swap agreements	(150,398)
Translation of assets and liabilities in foreign currencies	(27,195)
(175,338)

Net realized and unrealized gain (loss)	(1,753,622)

Net Increase (Decrease) in Net Assets Resulting from Operations	$462,331

See Notes to Financial Statements.

21

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$2,215,953	$6,075,443
Net realized gain (loss)	(1,578,284)	(409,078)
Change in net unrealized appreciation (depreciation)	(175,338)	(2,144,258)
Net increase (decrease) in net assets resulting from operations	462,331	3,522,107

Distributions to Shareholders
From net investment income:
Investor Class	(1,753,406)	(4,739,419)
Institutional Class	(467,144)	(922,352)
A Class	(410,905)	(1,238,879)
C Class	(67,765)	(225,572)
R Class	(5,106)	(18,109)
Decrease in net assets from distributions	(2,704,326)	(7,144,331)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	15,612,477	(102,392,606)

Net increase (decrease) in net assets	13,370,482	(106,014,830)

Net Assets
Beginning of period	349,066,085	455,080,915
End of period	$362,436,567	$349,066,085

Undistributed (distributions in excess of) net investment income	$(321,332)	$167,041

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

23

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

24

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2015 was 0.60% for the Investor Class, A Class, C Class and R Class and 0.40% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2015 totaled $137,346,396, of which $82,752,645 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2015 totaled $122,342,182, of which $44,989,467 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Year ended March 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,443,434	$35,482,568	10,404,998	$107,793,051
Issued in reinvestment of distributions	152,646	1,572,723	414,688	4,293,050
Redeemed	(3,546,244)	(36,549,342)	(17,965,015)	(186,141,916)
	49,836	505,949	(7,145,329)	(74,055,815)
Institutional Class
Sold	3,242,767	33,360,319	3,853,173	39,831,350
Issued in reinvestment of distributions	45,344	467,144	88,866	919,474
Redeemed	(2,051,169)	(21,125,787)	(2,798,674)	(28,963,696)
	1,236,942	12,701,676	1,143,365	11,787,128
A Class
Sold	1,632,019	16,826,815	2,164,445	22,413,844
Issued in reinvestment of distributions	35,541	366,148	92,226	954,830
Redeemed	(1,095,489)	(11,293,311)	(5,537,513)	(57,306,825)
	572,071	5,899,652	(3,280,842)	(33,938,151)
C Class
Sold	119,061	1,226,311	411,409	4,251,580
Issued in reinvestment of distributions	5,177	53,382	16,755	173,526
Redeemed	(418,601)	(4,317,145)	(985,612)	(10,210,154)
	(294,363)	(3,037,452)	(557,448)	(5,785,048)
R Class
Sold	4,833	49,747	46,935	486,840
Issued in reinvestment of distributions	492	5,073	1,729	17,912
Redeemed	(49,636)	(512,168)	(87,316)	(905,472)
	(44,311)	(457,348)	(38,652)	(400,720)
Net increase (decrease)	1,520,175	$15,612,477	(9,878,906)	$(102,392,606)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$178,539,590	—
U.S. Treasury Securities	—	76,754,314	—
Collateralized Mortgage Obligations	—	40,817,642	—
Asset-Backed Securities	—	22,916,429	—
Commercial Mortgage-Backed Securities	—	15,868,499	—
U.S. Government Agency Mortgage-Backed Securities	—	14,266,849	—
Sovereign Governments and Agencies	—	520,750	—
Temporary Cash Investments	$1,909,646	14,762,978	—
	$1,909,646	$364,447,051	—
Other Financial Instruments
Futures Contracts	$75,564	—	—
Forward Foreign Currency Exchange Contracts	—	$41,283	—
	$75,564	$41,283	—

Liabilities
Other Financial Instruments
Futures Contracts	$(71,370)	—	—
Swap Agreements	—	$(150,398)	—
Forward Foreign Currency Exchange Contracts	—	(34,676)	—
	$(71,370)	$(185,074)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $4,950,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and

27

change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $15,592,276.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 381 contracts.

Value of Derivative Instruments as of September 30, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$17,441	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	41,283	Unrealized depreciation on forward foreign currency exchange contracts	$34,676
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	16,094
		$58,724		$50,770

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$41,252	Change in net unrealized appreciation (depreciation) on swap agreements	$(150,398)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(224,355)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(27,195)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	285,342	Change in net unrealized appreciation (depreciation) on futures contracts	(112,360)
		$102,239		$(289,953)

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8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$366,937,909
Gross tax appreciation of investments	$1,515,249
Gross tax depreciation of investments	(2,096,461)
Net tax appreciation (depreciation) of investments	$(581,212)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(2,649,042) and accumulated long-term capital losses of $(404,840), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$10.33	0.07	(0.05)	0.02	(0.08)	—	(0.08)	$10.27	0.23%	0.60%(4)	1.35%(4)	36%	$216,157
2015	$10.42	0.17	(0.06)	0.11	(0.20)	—	(0.20)	$10.33	1.02%	0.60%	1.61%	56%	$217,035
2014	$10.54	0.12	(0.09)	0.03	(0.14)	(0.01)	(0.15)	$10.42	0.28%	0.60%	1.11%	94%	$293,408
2013	$10.50	0.10	0.07	0.17	(0.12)	(0.01)	(0.13)	$10.54	1.61%	0.60%	0.99%	77%	$292,484
2012	$10.51	0.15	0.11	0.26	(0.27)	—	(0.27)	$10.50	2.52%	0.61%	1.48%	100%	$193,624
2011	$10.46	0.19	0.07	0.26	(0.20)	(0.01)	(0.21)	$10.51	2.48%	0.61%	1.77%	72%	$179,159
Institutional Class
2015(3)	$10.33	0.08	(0.05)	0.03	(0.09)	—	(0.09)	$10.27	0.33%	0.40%(4)	1.55%(4)	36%	$63,089
2015	$10.42	0.19	(0.06)	0.13	(0.22)	—	(0.22)	$10.33	1.22%	0.40%	1.81%	56%	$50,715
2014	$10.54	0.14	(0.09)	0.05	(0.16)	(0.01)	(0.17)	$10.42	0.48%	0.40%	1.31%	94%	$39,239
2013	$10.50	0.12	0.07	0.19	(0.14)	(0.01)	(0.15)	$10.54	1.81%	0.40%	1.19%	77%	$39,236
2012	$10.51	0.18	0.10	0.28	(0.29)	—	(0.29)	$10.50	2.72%	0.41%	1.68%	100%	$19,492
2011	$10.46	0.20	0.08	0.28	(0.22)	(0.01)	(0.23)	$10.51	2.69%	0.41%	1.97%	72%	$44,932

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$10.33	0.06	(0.05)	0.01	(0.07)	—	(0.07)	$10.27	0.11%	0.85%(4)	1.10%(4)	36%	$62,214
2015	$10.42	0.14	(0.06)	0.08	(0.17)	—	(0.17)	$10.33	0.77%	0.85%	1.36%	56%	$56,703
2014	$10.54	0.09	(0.08)	0.01	(0.12)	(0.01)	(0.13)	$10.42	0.03%	0.85%	0.86%	94%	$91,390
2013	$10.50	0.08	0.06	0.14	(0.09)	(0.01)	(0.10)	$10.54	1.35%	0.85%	0.74%	77%	$114,370
2012	$10.51	0.13	0.11	0.24	(0.25)	—	(0.25)	$10.50	2.26%	0.86%	1.23%	100%	$130,824
2011	$10.46	0.16	0.07	0.23	(0.17)	(0.01)	(0.18)	$10.51	2.23%	0.86%	1.52%	72%	$115,063
C Class
2015(3)	$10.34	0.02	(0.06)	(0.04)	(0.03)	—	(0.03)	$10.27	(0.37)%	1.60%(4)	0.35%(4)	36%	$20,241
2015	$10.43	0.06	(0.06)	—	(0.09)	—	(0.09)	$10.34	0.02%	1.60%	0.61%	56%	$23,414
2014	$10.54	0.01	(0.08)	(0.07)	(0.03)	(0.01)	(0.04)	$10.43	(0.66)%	1.60%	0.11%	94%	$29,431
2013	$10.51	—(5)	0.05	0.05	(0.01)	(0.01)	(0.02)	$10.54	0.53%	1.60%	(0.01)%	77%	$32,682
2012	$10.51	0.05	0.12	0.17	(0.17)	—	(0.17)	$10.51	1.59%	1.61%	0.48%	100%	$38,754
2011	$10.46	0.08	0.07	0.15	(0.09)	(0.01)	(0.10)	$10.51	1.47%	1.61%	0.77%	72%	$42,875
R Class
2015(3)	$10.34	0.04	(0.05)	(0.01)	(0.06)	—	(0.06)	$10.27	(0.12)%	1.10%(4)	0.85%(4)	36%	$737
2015	$10.43	0.11	(0.06)	0.05	(0.14)	—	(0.14)	$10.34	0.52%	1.10%	1.11%	56%	$1,199
2014	$10.55	0.06	(0.08)	(0.02)	(0.09)	(0.01)	(0.10)	$10.43	(0.22)%	1.10%	0.61%	94%	$1,613
2013	$10.51	0.05	0.06	0.11	(0.06)	(0.01)	(0.07)	$10.55	1.10%	1.10%	0.49%	77%	$1,843
2012	$10.52	0.10	0.11	0.21	(0.22)	—	(0.22)	$10.51	2.01%	1.11%	0.98%	100%	$1,655
2011	$10.46	0.13	0.09	0.22	(0.15)	(0.01)	(0.16)	$10.52	2.07%	1.11%	1.27%	72%	$2,133

31

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

32

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

33

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular

34

meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

35

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

36

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.
Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87393 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Strategic Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ASIEX	-2.02%(2)	-0.57%(2)	-0.96%(2)	7/28/14
Barclays U.S. Aggregate Bond Index	—	-0.47%	2.94%	2.62%	—
Institutional Class	ASIJX	-2.03%(2)	-0.47%(2)	-0.85%(2)	7/28/14
A Class	ASIQX				7/28/14
No sales charge*		-2.15%(2)	-0.81%(2)	-1.21%(2)
With sales charge*		-6.53%(2)	-5.31%(2)	-4.99%(2)
C Class	ASIHX				7/28/14
No sales charge*		-2.62%(2)	-1.66%(2)	-2.03%(2)
With sales charge*		-3.58%(2)	-1.66%(2)	-2.03%(2)
R Class	ASIWX	-2.27%(2)	-1.06%(2)	-1.45%(2)	7/28/14
R6 Class	ASIPX	-1.90%(2)	-0.32%(2)	-0.71%(2)	7/28/14
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.84%	0.64%	1.09%	1.84%	1.34%	0.59%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2015
Portfolio at a Glance
Average Duration (effective)	3.6 years
Weighted Average Life	5.4 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	48.6%
Collateralized Mortgage Obligations	15.1%
Mutual Funds	14.9%
Commercial Mortgage-Backed Securities	11.4%
Asset-Backed Securities	4.4%
Preferred Stocks	2.2%
Sovereign Governments and Agencies	2.1%
Other Assets and Liabilities	1.3%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1)4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$979.80	$3.22	0.65%
Investor Class (before waiver)	$1,000	$979.80(2)	$3.71	0.75%
Institutional Class (after waiver)	$1,000	$979.70	$2.23	0.45%
Institutional Class (before waiver)	$1,000	$979.70(2)	$2.72	0.55%
A Class (after waiver)	$1,000	$978.50	$4.45	0.90%
A Class (before waiver)	$1,000	$978.50(2)	$4.95	1.00%
C Class (after waiver)	$1,000	$973.80	$8.14	1.65%
C Class (before waiver)	$1,000	$973.80(2)	$8.64	1.75%
R Class (after waiver)	$1,000	$977.30	$5.68	1.15%
R Class (before waiver)	$1,000	$977.30(2)	$6.18	1.25%
R6 Class (after waiver)	$1,000	$981.00	$1.98	0.40%
R6 Class (before waiver)	$1,000	$981.00(2)	$2.48	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,021.75	$3.29	0.65%
Investor Class (before waiver)	$1,000	$1,021.25	$3.79	0.75%
Institutional Class (after waiver)	$1,000	$1,022.75	$2.28	0.45%
Institutional Class (before waiver)	$1,000	$1,022.25	$2.78	0.55%
A Class (after waiver)	$1,000	$1,020.50	$4.55	0.90%
A Class (before waiver)	$1,000	$1,020.00	$5.05	1.00%
C Class (after waiver)	$1,000	$1,016.75	$8.32	1.65%
C Class (before waiver)	$1,000	$1,016.25	$8.82	1.75%
R Class (after waiver)	$1,000	$1,019.25	$5.81	1.15%
R Class (before waiver)	$1,000	$1,018.75	$6.31	1.25%
R6 Class (after waiver)	$1,000	$1,023.00	$2.02	0.40%
R6 Class (before waiver)	$1,000	$1,022.50	$2.53	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

		Principal Amount/Shares	Value
CORPORATE BONDS — 48.6%
Airlines — 0.4%
United Continental Holdings, Inc., 6.375%, 6/1/18		$25,000	$26,313
Auto Components — 1.2%
Schaeffler Finance BV, 4.75%, 5/15/21(1)		25,000	24,750
Tenneco, Inc., 6.875%, 12/15/20		50,000	52,000
			76,750
Automobiles — 1.3%
General Motors Financial Co., Inc., 3.25%, 5/15/18		35,000	35,330
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		25,000	24,566
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		25,000	24,657
			84,553
Banks — 7.1%
Akbank TAS, 3.875%, 10/24/17		15,000	15,039
Banco do Brasil SA, 3.875%, 1/23/17		15,000	14,869
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	50,000	66,053
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		$30,000	30,337
CGG SA, 6.50%, 6/1/21		25,000	14,425
Citigroup, Inc., 4.00%, 8/5/24		50,000	49,577
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	50,000	62,420
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	50,000	60,855
Corpbanca SA, 3.125%, 1/15/18		$15,000	14,966
Grupo Aval Ltd., 5.25%, 2/1/17		15,000	15,300
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	64,782
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		$15,000	15,753
Post Holdings, Inc., 6.75%, 12/1/21(1)		50,000	50,125
			474,501
Building Products — 0.8%
Masco Corp., 4.45%, 4/1/25		50,000	50,750
Capital Markets — 0.2%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		15,000	15,360
Commercial Services and Supplies — 1.5%
Envision Healthcare Corp., 5.125%, 7/1/22(1)		50,000	49,625
Pitney Bowes, Inc., 4.625%, 3/15/24		50,000	50,497
			100,122
Consumer Finance — 0.8%
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		50,000	50,875
Diversified Financial Services — 2.3%
Ally Financial, Inc., 5.50%, 2/15/17		25,000	25,687
Ally Financial, Inc., 8.00%, 3/15/20		21,000	24,203
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.875%, 3/15/19		50,000	50,200

7

	Principal Amount/Shares	Value
Morgan Stanley, 5.00%, 11/24/25	$50,000	$53,290
		153,380
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	25,000	25,000
Energy Equipment and Services — 1.3%
Basic Energy Services, Inc., 7.75%, 10/15/22	50,000	23,625
Ensco plc, 4.70%, 3/15/21	45,000	38,388
FTS International, Inc., 6.25%, 5/1/22	25,000	7,875
Transocean, Inc., 6.50%, 11/15/20	25,000	19,250
		89,138
Gas Utilities — 2.1%
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)	25,000	25,125
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	25,000	24,687
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(1)	50,000	47,875
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	38,845
		136,532
Health Care Equipment and Supplies — 0.7%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	50,000	48,750
Health Care Providers and Services — 4.7%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	24,688
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	50,000	51,000
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	25,000	26,094
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	25,000	26,781
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21(1)	25,000	27,063
HCA, Inc., 8.00%, 10/1/18	25,000	28,310
HCA, Inc., 6.50%, 2/15/20	25,000	27,312
LifePoint Health, Inc., 5.50%, 12/1/21	50,000	50,562
Tenet Healthcare Corp., 4.75%, 6/1/20	25,000	25,359
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,438
		313,607
Hotels, Restaurants and Leisure — 0.3%
Wynn Macau Ltd., 5.25%, 10/15/21(1)	25,000	21,828
Household Durables — 3.9%
D.R. Horton, Inc., 3.625%, 2/15/18	25,000	25,500
D.R. Horton, Inc., 3.75%, 3/1/19	25,000	25,219
KB Home, 7.25%, 6/15/18	50,000	53,000
Lennar Corp., 4.75%, 12/15/17	25,000	25,797
Lennar Corp., 4.125%, 12/1/18	25,000	25,437
Meritage Homes Corp., 7.15%, 4/15/20	50,000	54,625
Toll Brothers Finance Corp., 5.625%, 1/15/24	25,000	26,500
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	25,000	24,625
		260,703
Household Products — 0.4%
Spectrum Brands, Inc., 6.625%, 11/15/22	25,000	26,563

8

	Principal Amount/Shares	Value
Industrial Conglomerates — 0.8%
HD Supply, Inc., 5.25%, 12/15/21(1)	$50,000	$50,438
Insurance — 2.5%
International Lease Finance Corp., 4.625%, 4/15/21	50,000	50,375
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	25,000	24,125
Voya Financial, Inc., VRN, 5.65%, 5/15/23	50,000	50,650
XLIT Ltd., VRN, 6.50%, 4/15/17	50,000	39,825
		164,975
Machinery — 0.7%
CNH Industrial Capital LLC, 3.625%, 4/15/18	50,000	48,844
Media — 3.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20	50,000	52,060
CSC Holdings LLC, 7.875%, 2/15/18	50,000	52,750
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	50,000	51,439
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	50,000	48,563
TEGNA, Inc., 5.125%, 7/15/20	50,000	51,000
		255,812
Metals and Mining — 2.5%
Alcoa, Inc., 5.40%, 4/15/21	50,000	49,187
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	50,000	33,750
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	25,000	16,313
Newmont Mining Corp., 3.50%, 3/15/22	50,000	44,954
United States Steel Corp., 6.05%, 6/1/17	25,000	23,937
		168,141
Multi-Utilities — 1.6%
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	30,000	27,037
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	30,000	29,775
NRG Energy, Inc., 7.625%, 1/15/18	50,000	52,750
		109,562
Oil, Gas and Consumable Fuels — 0.8%
MEG Energy Corp., 7.00%, 3/31/24(1)	25,000	20,122
Petrobras Global Finance BV, 3.25%, 3/17/17	15,000	13,275
Petrobras Global Finance BV, 5.375%, 1/27/21	30,000	21,966
		55,363
Pharmaceuticals — 1.5%
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	49,375
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	25,000	25,484
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	25,000	23,813
		98,672
Semiconductors and Semiconductor Equipment — 2.3%
Freescale Semiconductor, Inc., 5.00%, 5/15/21(1)	25,000	25,500
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	25,000	26,187
KLA-Tencor Corp., 4.65%, 11/1/24	50,000	50,075
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	25,000	26,094
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	25,000	26,063
		153,919

9

	Principal Amount/Shares	Value
Specialty Retail — 2.3%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	$50,000	$48,437
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	50,000	52,375
United Rentals North America, Inc., 6.125%, 6/15/23	50,000	50,125
		150,937
Technology Hardware, Storage and Peripherals — 0.4%
Seagate HDD Cayman, 4.75%, 6/1/23	30,000	29,512
TOTAL CORPORATE BONDS (Cost $3,487,628)		3,240,900
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 15.1%
Banc of America Mortgage Trust, Series 2006-A, Class 2A1, VRN, 2.63%, 10/1/15	17,265	15,496
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.77%, 10/1/15	51,397	49,801
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 10/1/15	17,466	17,371
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.62%, 10/1/15	15,377	13,667
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	57,463	60,191
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 10/1/15	80,961	80,157
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.56%, 10/1/15	45,130	40,268
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 10/1/15	9,460	9,421
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.65%, 10/1/15	29,381	29,476
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.75%, 10/1/15	18,347	18,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.72%, 10/1/15	56,799	56,269
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 10/1/15	80,928	82,050
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.66%, 10/1/15	29,810	30,032
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	32,852	32,394
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	47,416	47,949
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.69%, 10/1/15	50,339	49,571
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.61%, 10/1/15	73,081	69,258
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.74%, 10/1/15	49,299	48,057
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 10/1/15	15,062	14,010
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.73%, 10/1/15	32,558	31,082
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.59%, 10/1/15	106,082	102,877
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 10/1/15	43,538	41,222

10

	Principal Amount/Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	$14,040	$13,936
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	50,332	49,580
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $993,495)		1,002,632
MUTUAL FUNDS(3) — 14.9%
Emerging Markets Debt Fund R6 Class (Cost $1,030,202)	103,250	990,171
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 11.4%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.11%, 10/15/15(1)	$50,000	49,691
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	50,000	50,620
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	50,000	51,251
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(1)	25,000	26,065
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.16%, 10/15/15(1)	50,000	49,411
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 10/1/15	65,000	71,402
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/1/15	68,000	72,004
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	25,000	26,667
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/1/15	30,000	31,618
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.93%, 3/10/48	25,000	25,086
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	25,000	25,372
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	25,000	25,398
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(1)	34,000	34,756
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	50,862
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/15	60,000	62,240
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 10/1/15	37,000	39,229
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.16%, 10/15/15(1)	25,000	24,833
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/15(1)	40,000	40,919
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $757,129)		757,424
ASSET-BACKED SECURITIES(2) — 4.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	50,000	51,882
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	25,213
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 1.70%, 10/13/15(1)	50,000	49,666
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	28,937	28,614

11

		Principal Amount/Shares	Value
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(1)		$20,551	$20,989
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)		39,333	39,368
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)		18,479	18,589
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)		60,667	60,685
TOTAL ASSET-BACKED SECURITIES (Cost $294,897)			295,006
PREFERRED STOCKS — 2.2%
Banks — 1.0%
Bank of America Corp., 5.20%		35,000	32,703
Citigroup, Inc., 5.90%		35,000	34,212
			66,915
Real Estate Investment Trusts (REITs) — 1.2%
DDR Corp., 6.25%		1,400	34,524
Kimco Realty Corp., 5.625%		1,800	44,064
			78,588
TOTAL PREFERRED STOCKS (Cost $145,927)			145,503
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.1%
Spain — 2.1%
Spain Government Bond, 1.60%, 4/30/25(1) (Cost $140,989)	EUR	130,000	142,469
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $6,850,267)			6,574,105
OTHER ASSETS AND LIABILITIES — 1.3%			89,076
TOTAL NET ASSETS — 100.0%			$6,663,181

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	39,281	CAD	52,062	Barclays Bank plc	10/21/15	$272
USD	507,752	EUR	453,403	Barclays Bank plc	10/21/15	977
HUF	7,952,927	USD	28,371	Barclays Bank plc	10/21/15	(31)
USD	32,841	JPY	3,934,845	UBS AG	10/21/15	34
PLN	104,528	USD	27,630	Barclays Bank plc	10/21/15	(140)
						$1,112

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
2	U.S. Treasury 10-Year Notes	December 2015	$257,469	$(2,348)

12

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Bank of America N.A./ Camden Property Trust	$25,000	Buy	1.00%	12/20/19	$(150)	$187	$37
Bank of America N.A./ Brazilian Government International Bond	100,000	Sell	1.00%	9/20/20	(8,155)	(7,693)	(15,848)
Barclays Bank plc/ AES Corp. (The)	25,000	Sell	5.00%	9/20/17	1,846	62	1,908
Barclays Bank plc/ Boyd Gaming Corp.	25,000	Sell	5.00%	9/20/16	956	108	1,064
Barclays Bank plc/ Calpine Corp.	25,000	Sell	5.00%	9/20/17	1,508	(249)	1,259
Barclays Bank plc/ Dominion Resources, Inc.	25,000	Buy	1.00%	6/20/20	(721)	48	(673)
Barclays Bank plc/ NRG Energy, Inc.	25,000	Sell	5.00%	9/20/17	1,715	(219)	1,496
Barclays Bank plc/ Parker Drilling Co.	25,000	Sell	5.00%	9/20/17	1,611	(1,940)	(329)
Barclays Bank plc/ Procter & Gamble Co. (The)	25,000	Buy	1.00%	6/20/20	(957)	93	(864)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	25,000	Buy	1.00%	9/20/19	(255)	139	(116)
Deutsche Bank AG/ International Business Machines Corp.	25,000	Buy	1.00%	9/20/19	(535)	(115)	(650)
Deutsche Bank AG/ Realogy Group LLC	25,000	Sell	5.00%	9/20/16	901	113	1,014
Goldman Sachs & Co./ Kellogg Co.	25,000	Buy	1.00%	12/20/19	(383)	(78)	(461)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	25,000	Buy	1.00%	6/20/20	736	372	1,108
Goldman Sachs & Co./ Starwood Hotels & Resorts	25,000	Buy	1.00%	6/20/20	(236)	35	(201)
Morgan Stanley & Co./ D.R. Horton, Inc.	25,000	Sell	1.00%	6/20/20	(545)	(7)	(552)
Morgan Stanley & Co./ Frontier Communications Corp.	25,000	Sell	5.00%	9/20/17	1,762	(588)	1,174
Morgan Stanley & Co./ HCA, Inc.	25,000	Sell	5.00%	9/20/17	1,925	157	2,082

13

Counterparty/ Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Morgan Stanley & Co./ Hertz Corp. (The)	$25,000	Sell	5.00%	9/20/17	$1,909	$13	$1,922
Morgan Stanley & Co./ International Lease Finance Corp.	25,000	Sell	5.00%	9/20/17	1,788	(39)	1,749
Morgan Stanley & Co./ J.C. Penney Co., Inc.	25,000	Sell	5.00%	6/20/16	498	168	666
Morgan Stanley & Co./ Lennar Corp.	25,000	Sell	5.00%	6/20/20	3,312	23	3,335
Morgan Stanley & Co./ Mondelez International, Inc.	25,000	Buy	1.00%	9/20/19	(535)	(108)	(643)
Morgan Stanley & Co./ PepsiCo, Inc.	25,000	Buy	1.00%	9/20/19	(584)	(109)	(693)
Morgan Stanley & Co./ Rite Aid Corp.	25,000	Sell	5.00%	9/20/16	1,030	86	1,116
					$8,441	$(9,541)	$(1,100)

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**The quoted market prices and resulting value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
MTN	-	Medium Term Note
PLN	-	Polish Zloty
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $1,589,037, which represented 23.8% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $5,820,065)	$5,583,934
Investment securities - affiliated, at value (cost of $1,030,202)	990,171
Total investment securities, at value (cost of $6,850,267)	6,574,105
Foreign currency holdings, at value (cost of $55,656)	55,801
Deposits with broker for futures contracts	2,700
Receivable for variation margin on futures contracts	156
Unrealized appreciation on forward foreign currency exchange contracts	1,283
Swap agreements, at value (including net premiums paid (received) of $19,736)	19,930
Interest and dividends receivable	65,913
6,719,888

Liabilities
Disbursements in excess of demand deposit cash	24,640
Payable for investments purchased	2,846
Payable for capital shares redeemed	492
Unrealized depreciation on forward foreign currency exchange contracts	171
Swap agreements, at value (including net premiums paid (received) of $(11,295))	21,030
Accrued management fees	3,344
Distribution and service fees payable	1,261
Dividends payable	2,923
56,707

Net Assets	$6,663,181

Net Assets Consist of:
Capital paid in	$7,041,447
Undistributed net investment income	28,220
Accumulated net realized loss	(119,650)
Net unrealized depreciation	(286,836)
$6,663,181

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$2,739,845	290,286	$9.44
Institutional Class	$645,973	68,468	$9.43
A Class	$954,563	101,158	$9.44*
C Class	$939,829	99,617	$9.43
R Class	$689,120	73,028	$9.44
R6 Class	$693,851	73,529	$9.44
*Maximum offering price $9.88 (net asset value divided by 0.955).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$123,742
Income distributions from affiliated funds	18,676
Dividends	2,359
144,777

Expenses:
Management fees	24,336
Distribution and service fees:
A Class	1,195
C Class	4,715
R Class	1,759
Trustees' fees and expenses	166
Other expenses	60
32,231
Fees waived	(3,591)
28,640

Net investment income (loss)	116,137

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(104,265)
Futures contract transactions	(2,369)
Swap agreement transactions	2,276
Foreign currency transactions	8,762
(95,596)

Change in net unrealized appreciation (depreciation) on:
Investments	(144,601)
Futures contracts	273
Swap agreements	(9,418)
Translation of assets and liabilities in foreign currencies	(16,611)
(170,357)

Net realized and unrealized gain (loss)	(265,953)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(149,816)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND PERIOD ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015(1)
Operations
Net investment income (loss)	$116,137	$138,236
Net realized gain (loss)	(95,596)	39,066
Change in net unrealized appreciation (depreciation)	(170,357)	(116,479)
Net increase (decrease) in net assets resulting from operations	(149,816)	60,823

Distributions to Shareholders
From net investment income:
Investor Class	(51,972)	(63,695)
Institutional Class	(15,674)	(26,625)
A Class	(15,923)	(24,272)
C Class	(12,164)	(19,811)
R Class	(10,841)	(17,372)
R6 Class	(13,566)	(20,947)
Decrease in net assets from distributions	(120,140)	(172,722)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(204,717)	7,249,753

Net increase (decrease) in net assets	(474,673)	7,137,854

Net Assets
Beginning of period	7,137,854	—
End of period	$6,663,181	$7,137,854

Undistributed net investment income	$28,220	$32,223

(1)	July 28, 2014 (fund inception) through March 31, 2015.

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on July 28, 2014, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are

18

valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the

19

custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 57% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.74% for the Investor Class, A Class, C Class and R Class, 0.54% for the Institutional Class and 0.49% for the R6 Class. However, the investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The total amount of the waiver for each class for the six months ended September 30, 2015 was $1,481, $421, $488, $481, $359 and $361 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee after waiver for each class for the six months ended September 30, 2015 was 0.64% for the Investor Class, A Class, C Class and R Class, 0.44% for the Institutional Class and 0.39% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees

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incurred under the plans during the six months ended September 30, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2015 were $957,903 and $962,674, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Period ended March 31, 2015(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	93,676	$916,478	366,340	$3,629,258
Issued in reinvestment of distributions	3,450	33,387	5,047	49,686
Redeemed	(109,018)	(1,062,882)	(69,209)	(681,850)
	(11,892)	(113,017)	302,178	2,997,094
Institutional Class
Sold	—	—	90,000	900,000
Issued in reinvestment of distributions	1,617	15,674	2,705	26,625
Redeemed	(25,854)	(250,000)	—	—
	(24,237)	(234,326)	92,705	926,625
A Class
Sold	4,202	40,955	92,844	928,073
Issued in reinvestment of distributions	1,646	15,923	2,466	24,272
	5,848	56,878	95,310	952,345
C Class
Sold	5,133	50,000	96,566	964,832
Issued in reinvestment of distributions	1,258	12,164	2,015	19,811
Redeemed	(229)	(2,184)	(5,126)	(49,273)
	6,162	59,980	93,455	935,370
R Class
Sold	142	1,361	70,000	700,000
Issued in reinvestment of distributions	1,120	10,841	1,766	17,372
	1,262	12,202	71,766	717,372
R6 Class
Sold	—	—	70,000	700,000
Issued in reinvestment of distributions	1,401	13,566	2,128	20,947
	1,401	13,566	72,128	720,947
Net increase (decrease)	(21,456)	$(204,717)	727,542	$7,249,753

(1)	July 28, 2014 (fund inception) through March 31, 2015.

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the six months ended September 30, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	$1,002,398	$18,683	—	—	$18,676	$990,171

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$3,240,900	—
Collateralized Mortgage Obligations	—	1,002,632	—
Mutual Funds	$990,171	—	—
Commercial Mortgage-Backed Securities	—	757,424	—
Asset-Backed Securities	—	295,006	—
Preferred Stocks	—	145,503	—
Sovereign Governments and Agencies	—	142,469	—
	$990,171	$5,583,934	—
Other Financial Instruments
Swap Agreements	—	$1,604	—
Forward Foreign Currency Exchange Contracts	—	1,283	—
	—	$2,887	—

Liabilities
Other Financial Instruments
Futures Contracts	$(2,348)	—	—
Swap Agreements	—	$(11,145)	—
Forward Foreign Currency Exchange Contracts	—	(171)	—
	$(2,348)	$(11,316)	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $783,333.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign

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currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,039,259.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 2 contracts.

Value of Derivative Instruments as of September 30, 2015
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$19,930	Swap agreements	$21,030
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	1,283	Unrealized depreciation on forward foreign currency exchange contracts	171
Interest Rate Risk	Receivable for variation margin on futures contracts*	156	Payable for variation margin on futures contracts*	—
		$21,369		$21,201

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$2,276	Change in net unrealized appreciation (depreciation) on swap agreements	$(9,418)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	7,591	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(17,220)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(2,369)	Change in net unrealized appreciation (depreciation) on futures contracts	273
		$7,498		$(26,365)

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9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,850,267
Gross tax appreciation of investments	$26,621
Gross tax depreciation of investments	(302,783)
Net tax appreciation (depreciation) of investments	$(276,162)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(7,589), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(4)	$9.81	0.17	(0.37)	(0.20)	(0.17)	$9.44	(2.02)%	0.65%(3)	0.75%(3)	3.48%(3)	3.38%(3)	14%	$2,740
2015(5)	$10.00	0.23	(0.14)	0.09	(0.28)	$9.81	0.91%	0.65%(3)	0.74%(3)	3.43%(3)	3.34%(3)	9%	$2,965
Institutional Class
2015(4)	$9.81	0.18	(0.38)	(0.20)	(0.18)	$9.43	(2.03)%	0.45%(3)	0.55%(3)	3.68%(3)	3.58%(3)	14%	$646
2015(5)	$10.00	0.24	(0.14)	0.10	(0.29)	$9.81	1.05%	0.45%(3)	0.54%(3)	3.63%(3)	3.54%(3)	9%	$909
A Class
2015(4)	$9.81	0.16	(0.37)	(0.21)	(0.16)	$9.44	(2.15)%	0.90%(3)	1.00%(3)	3.23%(3)	3.13%(3)	14%	$955
2015(5)	$10.00	0.21	(0.14)	0.07	(0.26)	$9.81	0.74%	0.90%(3)	0.99%(3)	3.18%(3)	3.09%(3)	9%	$935
C Class
2015(4)	$9.81	0.12	(0.37)	(0.25)	(0.13)	$9.43	(2.62)%	1.65%(3)	1.75%(3)	2.48%(3)	2.38%(3)	14%	$940
2015(5)	$10.00	0.16	(0.14)	0.02	(0.21)	$9.81	0.24%	1.65%(3)	1.74%(3)	2.43%(3)	2.34%(3)	9%	$917
R Class
2015(4)	$9.81	0.14	(0.36)	(0.22)	(0.15)	$9.44	(2.27)%	1.15%(3)	1.25%(3)	2.98%(3)	2.88%(3)	14%	$689
2015(5)	$10.00	0.19	(0.13)	0.06	(0.25)	$9.81	0.58%	1.15%(3)	1.24%(3)	2.93%(3)	2.84%(3)	9%	$704
R6 Class
2015(4)	$9.81	0.18	(0.36)	(0.18)	(0.19)	$9.44	(1.90)%	0.40%(3)	0.50%(3)	3.73%(3)	3.63%(3)	14%	$694
2015(5)	$10.00	0.24	(0.13)	0.11	(0.30)	$9.81	1.08%	0.40%(3)	0.49%(3)	3.68%(3)	3.59%(3)	9%	$708

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	Six months ended September 30, 2015 (unaudited).

(5)	July 28, 2014 (fund inception) through March 31, 2015.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund had less than one year of performance history at the time of the Board's review. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational

29

efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

30

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

31

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87395 1511

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 24, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2015